UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10263

GuideStone Funds

(Exact name of registrant as specified in charter)

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Address of principal executive offices) (Zip code)

Rodney R. Miller, Esq.

GuideStone Financial Resources of the Southern Baptist Convention

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Name and address of agent for service)

Registrant’s telephone number, including area code: 214-720-2142

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Quarterly N-Q

March 31, 2011

(Unaudited)

	GS2	GS4
DATE TARGET FUNDS		
MyDestination 2005 Fund		GMIZX
MyDestination 2015 Fund		GMTZX
MyDestination 2025 Fund		GMWZX
MyDestination 2035 Fund		GMHZX
MyDestination 2045 Fund		GMFZX
ASSET ALLOCATION FUNDS		
Conservative Allocation Fund		GFIZX
Balanced Allocation Fund		GGIZX
Growth Allocation Fund		GCOZX
Aggressive Allocation Fund		GGBZX
Conservative Allocation Fund I	GFIYX	
Balanced Allocation Fund I	GGIYX	
Growth Allocation Fund I	GCOYX	
Aggressive Allocation Fund I	GGBYX	
SELECT FUNDS		
Money Market Fund	GMYXX	GMZXX
Low-Duration Bond Fund	GLDYX	GLDZX
Medium-Duration Bond Fund	GMDYX	GMDZX
Extended-Duration Bond Fund	GEDYX	GEDZX
Inflation Protected Bond Fund		GIPZX
Global Bond Fund		GGBFX
Equity Index Fund	GEQYX	GEQZX
Real Estate Securities Fund		GREZX
Value Equity Fund	GVEYX	GVEZX
Growth Equity Fund	GGEYX	GGEZX
Small Cap Equity Fund	GSCYX	GSCZX
International Equity Fund	GIEYX	GIEZX

18090 5/11

GuideStone® Funds

Well Done…good and faithful servant. MATTHEW 25:21

MYDESTINATION 2005 FUND
SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (GS4 Class)¥	972,136	$972,136
GuideStone Low-Duration Bond Fund (GS4 Class)¥	987,532	13,114,432
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	750,722	10,322,422
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	833,246	8,740,753
GuideStone Global Bond Fund (GS4 Class)¥	55,013	546,282
GuideStone Equity Index Fund (GS4 Class)¥	74,139	1,282,600
GuideStone Real Estate Securities Fund (GS4 Class)¥	186,731	1,702,989
GuideStone Value Equity Fund (GS4 Class)¥	437,994	6,644,365
GuideStone Growth Equity Fund (GS4 Class)¥	338,427	6,700,854
GuideStone Small Cap Equity Fund (GS4 Class)¥	113,391	1,806,317
GuideStone International Equity Fund (GS4 Class)¥	501,684	6,938,293

Total Mutual Funds (Cost $51,617,328)		58,771,443

TOTAL INVESTMENTS — 100.0% (Cost $51,617,328)		58,771,443
Other Assets in Excess of Liabilities — 0.0%		23,207

NET ASSETS — 100.0%		$58,794,650

Please see abbreviation and footnote definitions beginning on page 112.

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	55.7
Domestic Equity Funds	30.9
International Equity Fund	11.8
Money Market Fund	1.6

100.0

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$58,771,443	$58,771,443	$—	$—

Total Assets — Investments in Securities	$58,771,443	$58,771,443	$—	$—

2	See Notes to Schedule of Investments.

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.3%
GuideStone Money Market Fund (GS4 Class)¥	2,004,491	$2,004,491
GuideStone Low-Duration Bond Fund (GS4 Class)¥	1,437,992	19,096,536
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	2,181,436	29,994,750
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	667,830	10,798,808
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	2,763,368	28,987,729
GuideStone Global Bond Fund (GS4 Class)¥	1,155,852	11,477,607
GuideStone Equity Index Fund (GS4 Class)¥	409,586	7,085,834
GuideStone Real Estate Securities Fund (GS4 Class)¥	1,619,895	14,773,445
GuideStone Value Equity Fund (GS4 Class)¥	2,707,787	41,077,131
GuideStone Growth Equity Fund (GS4 Class)¥	2,066,405	40,914,814
GuideStone Small Cap Equity Fund (GS4 Class)¥	756,869	12,056,922
GuideStone International Equity Fund (GS4 Class)¥	3,044,406	42,104,137

Total Mutual Funds (Cost $240,733,347)		260,372,204

	Par
U.S. TREASURY OBLIGATIONS — 0.7%
U.S. Treasury Bills
0.16%, 05/05/11‡‡	$125,000	124,989
0.17%, 05/05/11‡‡	255,000	254,978
0.17%, 05/05/11‡‡	20,000	19,998
0.18%, 05/05/11‡‡	95,000	94,992
0.19%, 05/05/11‡‡	10,000	9,999

		504,956

U.S. Treasury Note
4.63%, 02/15/17	1,285,000	1,432,475

Total U.S. Treasury Obligations (Cost $1,943,523)		1,937,431

TOTAL INVESTMENTS — 100.0% (Cost $242,676,870)		262,309,635
Liabilities in Excess of Other Assets — 0.0%		(1,292)

NET ASSETS — 100.0%		$262,308,343

Please see abbreviation and footnote definitions beginning on page 112.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	44.2
Bond Funds	38.3
International Equity Fund	16.0
Futures Contracts	0.9
Money Market Fund	0.8
U.S. Treasury Obligations	0.7

100.9

See Notes to Schedule of Investments.	3

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$260,372,204	$260,372,204	$—	$—
U.S. Treasury Obligations	1,937,431	—	1,937,431	—

Total Assets — Investments in Securities	$262,309,635	$260,372,204	$1,937,431	$—

Other Financial Instruments***
Futures Contracts	$41,063	$41,063	$—	$—

Total Assets — Other Financial Instruments	$41,063	$41,063	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Schedule of Investments.

4	See Notes to Schedule of Investments.

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.3%
GuideStone Money Market Fund (GS4 Class)¥	3,310,542	$3,310,542
GuideStone Low-Duration Bond Fund (GS4 Class)¥	204,239	2,712,299
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	1,430,919	19,675,135
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	1,105,705	17,879,248
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	276,867	2,904,334
GuideStone Global Bond Fund (GS4 Class)¥	1,754,567	17,422,847
GuideStone Equity Index Fund (GS4 Class)¥	480,102	8,305,773
GuideStone Real Estate Securities Fund (GS4 Class)¥	1,826,722	16,659,704
GuideStone Value Equity Fund (GS4 Class)¥	3,259,459	49,445,992
GuideStone Growth Equity Fund (GS4 Class)¥	2,531,940	50,132,406
GuideStone Small Cap Equity Fund (GS4 Class)¥	1,076,482	17,148,358
GuideStone International Equity Fund (GS4 Class)¥	3,802,381	52,586,934

Total Mutual Funds (Cost $238,807,015)		258,183,572

	Par
U.S. TREASURY OBLIGATIONS — 0.7%
U.S. Treasury Bills
0.16%, 05/05/11‡‡	$10,000	9,999
0.16%, 05/05/11‡‡	50,000	49,996
0.17%, 05/05/11‡‡	5,000	5,000
0.17%, 05/05/11‡‡	300,000	299,974
0.17%, 05/05/11‡‡	150,000	149,987
0.17%, 05/05/11‡‡	10,000	9,999
0.18%, 05/05/11‡‡	100,000	99,991
0.19%, 05/05/11‡‡	20,000	19,998

		644,944

U.S. Treasury Note
2.75%, 12/31/17	1,095,000	1,090,124

Total U.S. Treasury Obligations (Cost $1,740,107)		1,735,068

TOTAL INVESTMENTS — 100.0% (Cost $240,547,122)		259,918,640
Liabilities in Excess of Other Assets — 0.0%		(47,447)

NET ASSETS — 100.0%		$259,871,193

Please see abbreviation and footnote definitions beginning on page 112.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	54.5
Bond Funds	23.3
International Equity Fund	20.2
Futures Contracts	1.5
Money Market Fund	1.3
U.S. Treasury Obligations	0.7

101.5

See Notes to Schedule of Investments.	5

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$258,183,572	$258,183,572	$—	$—
U.S. Treasury Obligations	1,735,068	—	1,735,068	—

Total Assets — Investments in Securities	$259,918,640	$258,183,572	$1,735,068	$—

Other Financial Instruments***
Futures Contracts	$37,346	$37,346	$—	$—

Total Assets — Other Financial Instruments	$37,346	$37,346	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Schedule of Investments.

6	See Notes to Schedule of Investments.

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.7%
GuideStone Money Market Fund (GS4 Class)¥	2,557,189	$2,557,189
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	220,506	3,031,955
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	189,240	3,060,017
GuideStone Global Bond Fund (GS4 Class)¥	562,700	5,587,611
GuideStone Equity Index Fund (GS4 Class)¥	261,006	4,515,406
GuideStone Real Estate Securities Fund (GS4 Class)¥	929,448	8,476,570
GuideStone Value Equity Fund (GS4 Class)¥	1,809,100	27,444,053
GuideStone Growth Equity Fund (GS4 Class)¥	1,408,628	27,890,836
GuideStone Small Cap Equity Fund (GS4 Class)¥	674,792	10,749,432
GuideStone International Equity Fund (GS4 Class)¥	2,147,943	29,706,058

Total Mutual Funds (Cost $109,692,223)		123,019,127

	Par
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills
0.16%, 05/05/11‡‡	$190,000	189,983
0.18%, 05/05/11‡‡	5,000	5,000
0.18%, 05/05/11‡‡	5,000	4,999

		199,982

U.S. Treasury Note
2.75%, 12/31/17	230,000	228,976

Total U.S. Treasury Obligations (Cost $429,241)		428,958

TOTAL INVESTMENTS — 100.0% (Cost $110,121,464)		123,448,085
Other Assets in Excess of Liabilities — 0.0%		4,991

NET ASSETS — 100.0%		$123,453,076

Please see abbreviation and footnote definitions beginning on page 112.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	64.1
International Equity Fund	24.1
Bond Funds	9.4
Futures Contracts	2.2
Money Market Fund	2.1
U.S. Treasury Obligations	0.3

102.2

See Notes to Schedule of Investments.	7

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$123,019,127	$123,019,127	$—	$—
U.S. Treasury Obligations	428,958	—	428,958	—

Total Assets — Investments in Securities	$123,448,085	$123,019,127	$428,958	$—

Other Financial Instruments***
Futures Contracts	$30,901	$30,901	$—	$—

Total Assets — Other Financial Instruments	$30,901	$30,901	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Schedule of Investments.

8	See Notes to Schedule of Investments.

MYDESTINATION 2045 FUND
SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.8%
GuideStone Money Market Fund (GS4 Class)¥	2,489,373	$2,489,373
GuideStone Global Bond Fund (GS4 Class)¥	13,295	132,023
GuideStone Equity Index Fund (GS4 Class)¥	231,175	3,999,329
GuideStone Real Estate Securities Fund (GS4 Class)¥	860,773	7,850,253
GuideStone Value Equity Fund (GS4 Class)¥	1,250,983	18,977,409
GuideStone Growth Equity Fund (GS4 Class)¥	968,918	19,184,575
GuideStone Small Cap Equity Fund (GS4 Class)¥	514,142	8,190,286
GuideStone International Equity Fund (GS4 Class)¥	1,537,340	21,261,414

Total Mutual Funds (Cost $67,187,023)		82,084,662

	Par
U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills
0.14%, 05/05/11‡‡	$10,000	9,999
0.17%, 05/05/11‡‡	180,000	179,984

Total U.S. Treasury Obligations (Cost $189,970)		189,983

TOTAL INVESTMENTS — 100.0% (Cost $67,376,993)		82,274,645
Other Assets in Excess of Liabilities — 0.0%		10,489

NET ASSETS — 100.0%		$82,285,134

Please see abbreviation and footnote definitions beginning on page 112.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	70.7
International Equity Fund	25.9
Futures Contracts	3.2
Money Market Fund	3.0
Bond Fund	0.2
U.S. Treasury Obligation	0.2

103.2

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$82,084,662	$82,084,662	$—	$—
U.S. Treasury Obligations	189,983	—	189,983	—

Total Assets — Investments in Securities	$82,274,645	$82,084,662	$189,983	$—

Other Financial Instruments***
Futures Contracts	$38,022	$38,022	$—	$—

Total Assets — Other Financial Instruments	$38,022	$38,022	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Schedule of Investments.

See Notes to Schedule of Investments.	9

CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	3,157,394	$3,157,394
GuideStone Low-Duration Bond Fund (GS4 Class)¥	11,911,722	158,187,674
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	3,791,158	39,769,245
GuideStone Equity Index Fund (GS4 Class)¥	245,529	4,247,654
GuideStone Value Equity Fund (GS4 Class)¥	1,264,203	19,177,963
GuideStone Growth Equity Fund (GS4 Class)¥	975,027	19,305,530
GuideStone Small Cap Equity Fund (GS4 Class)¥	302,343	4,816,322
GuideStone International Equity Fund (GS4 Class)¥	1,454,062	20,109,674

Total Mutual Funds (Cost $248,019,519)		268,771,456

	Par
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills
0.16%, 05/05/11‡‡	$245,000	244,979
0.17%, 05/05/11‡‡	115,000	114,990

Total U.S. Treasury Obligations (Cost $359,944)		359,969

TOTAL INVESTMENTS — 100.0% (Cost $248,379,463)		269,131,425
Liabilities in Excess of Other Assets — 0.0%		(10,522)

NET ASSETS — 100.0%		$269,120,902

Please see abbreviation and footnote definitions beginning on page 112.

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	73.5
Domestic Equity Funds	17.7
International Equity Fund	7.5
Money Market Fund	1.2
Futures Contracts	0.2
U.S. Treasury Obligations	0.1

100.2

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$268,771,456	$268,771,456	$—	$—
U.S. Treasury Obligations	359,969	—	359,969	—

Total Assets — Investments in Securities	$269,131,425	$268,771,456	$359,969	$—

Other Financial Instruments***
Futures Contracts	$14,920	$14,920	$—	$—

Total Assets — Other Financial Instruments	$14,920	$14,920	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Schedule of Investments.

10	See Notes to Schedule of Investments.

BALANCED ALLOCATION FUND
SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 98.8%
GuideStone Money Market Fund (GS4 Class)¥	11,269,996	$11,269,996
GuideStone Low-Duration Bond Fund (GS4 Class)¥	12,314,930	163,542,276
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	17,146,591	235,765,630
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	5,978,483	96,672,067
GuideStone Global Bond Fund (GS4 Class)¥	5,697,114	56,572,346
GuideStone Equity Index Fund (GS4 Class)¥	2,094,594	36,236,482
GuideStone Value Equity Fund (GS4 Class)¥	11,014,642	167,092,114
GuideStone Growth Equity Fund (GS4 Class)¥	8,188,056	162,123,503
GuideStone Small Cap Equity Fund (GS4 Class)¥	2,620,890	41,750,785
GuideStone International Equity Fund (GS4 Class)¥	12,296,569	170,061,543

Total Mutual Funds (Cost $1,048,282,821)		1,141,086,742

	Par
U.S. TREASURY OBLIGATIONS — 1.2%
U.S. Treasury Bills
0.16%, 05/05/11‡‡	$910,000	909,921
0.17%, 05/05/11‡‡	1,000,000	999,913
0.17%, 05/05/11‡‡	20,000	19,998

		1,929,832

U.S. Treasury Note
3.25%, 12/31/16	11,900,000	12,369,540

Total U.S. Treasury Obligations (Cost $14,299,236)		14,299,372

TOTAL INVESTMENTS — 100.0% (Cost $1,062,582,057)		1,155,386,114
Other Assets in Excess of Liabilities — 0.0%		120,228

NET ASSETS — 100.0%		$1,155,506,342

Please see abbreviation and footnote definitions beginning on page 112.

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	47.8
Domestic Equity Funds	35.3
International Equity Fund	14.7
U.S. Treasury Obligations	1.2
Futures Contracts	1.1
Money Market Fund	1.0

101.1

See Notes to Schedule of Investments.	11

BALANCED ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$1,141,086,742	$1,141,086,742	$—	$—
U.S. Treasury Obligations	14,299,372	—	14,299,372	—

Total Assets — Investments in Securities	$1,155,386,114	$1,141,086,742	$14,299,372	$—

Other Financial Instruments***
Futures Contracts	$145,044	$145,044	$—	$—

Total Assets — Other Financial Instruments	$145,044	$145,044	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Schedule of Investments.

12	See Notes to Schedule of Investments.

GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.2%
GuideStone Money Market Fund (GS4 Class)¥	14,596,097	$14,596,097
GuideStone Low-Duration Bond Fund (GS4 Class)¥	4,589,067	60,942,812
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	6,391,470	87,882,708
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	2,268,892	36,687,981
GuideStone Global Bond Fund (GS4 Class)¥	2,128,280	21,133,823
GuideStone Equity Index Fund (GS4 Class)¥	2,375,508	41,096,280
GuideStone Value Equity Fund (GS4 Class)¥	12,030,281	182,499,364
GuideStone Growth Equity Fund (GS4 Class)¥	9,240,325	182,958,433
GuideStone Small Cap Equity Fund (GS4 Class)¥	2,896,915	46,147,858
GuideStone International Equity Fund (GS4 Class)¥	13,774,723	190,504,413

Total Mutual Funds (Cost $805,076,316)		864,449,769

	Par
U.S. TREASURY OBLIGATIONS — 0.8%
U.S. Treasury Bills
0.16%, 05/05/11‡‡	$310,000	309,973
0.17%, 05/05/11‡‡	1,475,000	1,474,872
0.17%, 05/05/11‡‡	20,000	19,998

		1,804,843

U.S. Treasury Note
3.25%, 12/31/16	5,000,000	5,197,286

Total U.S. Treasury Obligations (Cost $7,001,998)		7,002,129

TOTAL INVESTMENTS — 100.0% (Cost $812,078,314)		871,451,898
Other Assets in Excess of Liabilities — 0.0%		112,864

NET ASSETS — 100.0%		$871,564,762

Please see abbreviation and footnote definitions beginning on page 112.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	51.9
Bond Funds	23.7
International Equity Fund	21.9
Futures Contracts	1.9
Money Market Fund	1.7
U.S. Treasury Obligations	0.8

101.9

See Notes to Schedule of Investments.	13

GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$864,449,769	$864,449,769	$—	$—
U.S. Treasury Obligations	7,002,129	—	7,002,129	—

Total Assets — Investments in Securities	$871,451,898	$864,449,769	$7,002,129	$—

Other Financial Instruments***
Futures Contracts	$149,098	$149,098	$—	$—

Total Assets — Other Financial Instruments	$149,098	$149,098	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Schedule of Investments.

14	See Notes to Schedule of Investments.

AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.5%
GuideStone Money Market Fund (GS4 Class)¥	11,356,587	$11,356,587
GuideStone Equity Index Fund (GS4 Class)¥	2,782,687	48,140,484
GuideStone Value Equity Fund (GS4 Class)¥	14,500,757	219,976,484
GuideStone Growth Equity Fund (GS4 Class)¥	10,920,316	216,222,251
GuideStone Small Cap Equity Fund (GS4 Class)¥	3,420,202	54,483,815
GuideStone International Equity Fund (GS4 Class)¥	16,373,267	226,442,286

Total Mutual Funds (Cost $730,818,902)		776,621,907

	Par
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bills
0.16%, 05/05/11‡‡	$1,625,000	1,624,859
0.17%, 05/05/11‡‡	1,490,000	1,489,870
0.17%, 05/05/11‡‡	510,000	509,956

Total U.S. Treasury Obligations (Cost $3,624,428)		3,624,685

TOTAL INVESTMENTS — 100.0% (Cost $734,443,330)		780,246,592
Liabilities in Excess of Other Assets — 0.0%		(96,555)

NET ASSETS — 100.0%		$780,150,037

Please see abbreviation and footnote definitions beginning on page 112.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	69.1
International Equity Fund	29.0
Futures Contracts	1.9
Money Market Fund	1.4
U.S. Treasury Obligations	0.5

101.9

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$776,621,907	$776,621,907	$—	$—
U.S. Treasury Obligations	3,624,685	—	3,624,685	—

Total Assets — Investments in Securities	$780,246,592	$776,621,907	$3,624,685	$—

Other Financial Instruments***
Futures Contracts	$168,285	$168,285	$—	$—

Total Assets — Other Financial Instruments	$168,285	$168,285	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Schedule of Investments.

See Notes to Schedule of Investments.	15

CONSERVATIVE ALLOCATION FUND I
SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (GS2 Class)¥	1,054,348	$1,054,348
GuideStone Low-Duration Bond Fund (GS2 Class)¥	4,924,682	42,943,229
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	1,029,213	10,796,441
GuideStone Equity Index Fund (GS2 Class)¥	126,305	1,153,166
GuideStone Value Equity Fund (GS2 Class)¥	673,668	5,207,453
GuideStone Growth Equity Fund (GS2 Class)¥	420,103	5,242,883
GuideStone Small Cap Equity Fund (GS2 Class)¥	123,420	1,307,013
GuideStone International Equity Fund (GS2 Class)¥	512,649	5,464,839

Total Mutual Funds (Cost $69,663,480)		73,169,372

TOTAL INVESTMENTS — 100.0% (Cost $69,663,480)		73,169,372

Liabilities in Excess of Other Assets — 0.0%		(1,074)

NET ASSETS — 100.0%		$73,168,298

Please see abbreviation and footnote definitions beginning on page 112.

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	73.5
Domestic Equity Funds	17.6
International Equity Fund	7.5
Money Market Fund	1.4

100.0

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$73,169,372	$73,169,372	$—	$—

Total Assets — Investments in Securities	$73,169,372	$73,169,372	$—	$—

16	See Notes to Schedule of Investments.

BALANCED ALLOCATION FUND I

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 98.8%
GuideStone Money Market Fund (GS2 Class)¥	3,208,998	$3,208,998
GuideStone Low-Duration Bond Fund (GS2 Class)¥	5,799,304	50,569,930
GuideStone Medium-Duration Bond Fund (GS2 Class)¥	10,012,143	72,888,398
GuideStone Extended-Duration Bond Fund (GS2 Class)¥	4,425,264	29,870,535
GuideStone Global Bond Fund (GS4 Class)¥	1,761,805	17,494,724
GuideStone Equity Index Fund (GS2 Class)¥	1,227,301	11,205,258
GuideStone Value Equity Fund (GS2 Class)¥	6,690,361	51,716,492
GuideStone Growth Equity Fund (GS2 Class)¥	4,017,541	50,138,906
GuideStone Small Cap Equity Fund (GS2 Class)¥	1,219,284	12,912,221
GuideStone International Equity Fund (GS2 Class)¥	4,933,738	52,593,649

Total Mutual Funds (Cost $353,690,607)		352,599,111

	Par
U.S. TREASURY OBLIGATIONS — 1.1%
U.S. Treasury Bills
0.16%, 05/05/11‡‡	$15,000	14,999
0.16%, 05/05/11‡‡	95,000	94,992
0.17%, 05/05/11‡‡	385,000	384,966

		494,957

U.S. Treasury Note
3.25%, 12/31/16	3,400,000	3,534,154

Total U.S. Treasury Obligations (Cost $4,029,075)		4,029,111

TOTAL INVESTMENTS — 99.9% (Cost $357,719,682)		356,628,222

Other Assets in Excess of Liabilities — 0.1%		202,764

NET ASSETS — 100.0%		$356,830,986

Please see abbreviation and footnote definitions beginning on page 112.

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	47.9
Domestic Equity Funds	35.3
International Equity Fund	14.7
U.S. Treasury Obligations	1.1
Futures Contracts	1.0
Money Market Fund	0.9

100.9

See Notes to Schedule of Investments.	17

BALANCED ALLOCATION FUND I

SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$352,599,111	$352,599,111	$—	$—
U.S. Treasury Obligations	4,029,111	—	4,029,111	—

Total Assets — Investments in Securities	$356,628,222	$352,599,111	$4,029,111	$—

Other Financial Instruments***
Futures Contracts	$32,813	$32,813	$—	$—

Total Assets — Other Financial Instruments	$32,813	$32,813	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Schedule of Investments.

18	See Notes to Schedule of Investments.

GROWTH ALLOCATION FUND I

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.4%
GuideStone Money Market Fund (GS2 Class)¥	3,534,379	$3,534,379
GuideStone Low-Duration Bond Fund (GS2 Class)¥	1,945,575	16,965,410
GuideStone Medium-Duration Bond Fund (GS2 Class)¥	3,363,033	24,482,877
GuideStone Extended-Duration Bond Fund (GS2 Class)¥	1,511,944	10,205,622
GuideStone Global Bond Fund (GS4 Class)¥	592,479	5,883,312
GuideStone Equity Index Fund (GS2 Class)¥	1,252,518	11,435,492
GuideStone Value Equity Fund (GS2 Class)¥	6,577,498	50,844,057
GuideStone Growth Equity Fund (GS2 Class)¥	4,082,153	50,945,264
GuideStone Small Cap Equity Fund (GS2 Class)¥	1,213,303	12,848,882
GuideStone International Equity Fund (GS2 Class)¥	4,979,019	53,076,338

Total Mutual Funds (Cost $248,244,723)		240,221,633

	Par
U.S. TREASURY OBLIGATIONS — 0.6%
U.S. Treasury Bill
0.17%, 05/05/11‡‡	$340,000	339,970
U.S. Treasury Note
3.25%, 12/31/16	1,150,000	1,195,376

Total U.S. Treasury Obligations (Cost $1,535,321)		1,535,346

TOTAL INVESTMENTS — 100.0% (Cost $249,780,044)		241,756,979

Other Assets in Excess of Liabilities — 0.0%		33,449

NET ASSETS — 100.0%		$241,790,428

Please see abbreviation and footnote definitions beginning on page 112.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	52.1
Bond Funds	23.8
International Equity Fund	22.0
Futures Contracts	1.6
Money Market Fund	1.5
U.S. Treasury Obligations	0.6

101.6

See Notes to Schedule of Investments.	19

GROWTH ALLOCATION FUND I

SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$240,221,633	$240,221,633	$—	$—
U.S. Treasury Obligations	1,535,346	—	1,535,346	—

Total Assets — Investments in Securities	$241,756,979	$240,221,633	$1,535,346	$—

Other Financial Instruments***
Futures Contracts	$41,862	$41,862	$—	$—

Total Assets — Other Financial Instruments	$41,862	$41,862	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Schedule of Investments.

20	See Notes to Schedule of Investments.

AGGRESSIVE ALLOCATION FUND I

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.8%
GuideStone Money Market Fund (GS2 Class)¥	2,664,808	$2,664,808
GuideStone Equity Index Fund (GS2 Class)¥	1,112,266	10,154,989
GuideStone Value Equity Fund (GS2 Class)¥	6,010,937	46,464,543
GuideStone Growth Equity Fund (GS2 Class)¥	3,655,546	45,621,217
GuideStone Small Cap Equity Fund (GS2 Class)¥	1,085,626	11,496,781
GuideStone International Equity Fund (GS2 Class)¥	4,481,376	47,771,465

Total Mutual Funds (Cost $176,638,180)		164,173,803

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
0.17%, 05/05/11‡‡ (Cost $284,954)	$285,000	284,975

TOTAL INVESTMENTS — 100.0% (Cost $176,923,134)		164,458,778

Liabilities in Excess of Other Assets — 0.0%		(19,043)

NET ASSETS — 100.0%		$164,439,735

Please see abbreviation and footnote definitions beginning on page 112.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	69.1
International Equity Fund	29.1
Futures Contracts	1.8
Money Market Fund	1.6
U.S. Treasury Obligation	0.2

101.8

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$164,173,803	$164,173,803	$—	$—
U.S. Treasury Obligations	284,975	—	284,975	—

Total Assets — Investments in Securities	$164,458,778	$164,173,803	$284,975	$—

Other Financial Instruments***
Futures Contracts	$38,631	$38,631	$—	$—

Total Assets — Other Financial Instruments	$38,631	$38,631	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Schedule of Investments.

See Notes to Schedule of Investments.	21

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 13.4%
Federal Home Loan Bank
0.21%, 06/15/11	$14,825,000	$14,818,421
0.18%, 09/15/11†	10,000,000	9,997,228
Federal Home Loan Mortgage Corporation
0.20%, 04/25/11	20,000,000	19,997,333
0.19%, 05/05/11†	17,000,000	16,999,522
0.21%, 02/16/12†	6,000,000	5,997,874
0.23%, 04/03/12†	10,000,000	9,995,909
0.20%, 11/02/12†	10,000,000	9,990,355
Federal National Mortgage Association
0.19%, 05/13/11†	15,000,000	15,000,328
0.20%, 06/08/11	20,000,000	19,992,445
0.21%, 06/08/11	10,000,000	9,996,033
0.20%, 07/27/11	10,000,000	9,993,663
0.17%, 08/11/11†	12,697,000	12,696,138
0.24%, 07/26/12†	11,000,000	10,997,099
0.28%, 12/20/12†	7,000,000	6,997,558

Total Agency Obligations (Cost $173,469,906)		173,469,906

CERTIFICATES OF DEPOSIT — 21.3%
Bank of Montreal CHI
0.30%, 08/29/11†	6,000,000	6,000,000
0.33%, 01/25/12†	14,000,000	14,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.38%, 04/11/11	10,000,000	10,000,000
BNP Paribas SA NY
0.36%, 06/13/11	19,400,000	19,400,000
Canadian Imperial Bank of Commerce NY
0.30%, 07/18/11†	8,295,000	8,295,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA NY
0.35%, 09/15/11†	12,000,000	12,000,000
Credit Agricole NY
0.30%, 06/01/11	18,050,000	18,050,000
Deutsche Bank AG NY
0.30%, 04/06/11	5,000,000	5,000,000
0.31%, 06/17/11	11,500,000	11,500,000
0.33%, 08/04/11†	10,000,000	10,000,000
Dexia Credit Local NY
2.05%, 04/18/11†	14,000,000	14,000,000
National Australia Bank NY
0.33%, 11/09/11†	10,000,000	10,000,000
0.35%, 02/10/12†	20,000,000	20,000,000
Royal Bank of Canada NY
0.31%, 10/14/11†	10,000,000	10,000,000
0.31%, 02/29/12†	13,000,000	13,000,000
Royal Bank of Scotland PLC CT
0.43%, 04/19/11†	25,000,000	25,000,000
Societe Generale NY
0.35%, 04/21/11†	10,000,000	10,000,000
State Street Bank & Trust Co.
0.25%, 05/11/11	10,000,000	10,000,000
Toronto Dominion Bank NY
0.33%, 09/06/11	7,000,000	7,000,000
0.34%, 01/12/12†	6,500,000	6,500,000
Westpac Banking Corporation NY
0.34%, 11/04/11†	15,000,000	15,000,000
0.32%, 01/18/12†	22,000,000	22,000,000

Total Certificates of Deposit (Cost $276,745,000)		276,745,000

COMMERCIAL PAPER — 34.9%
Antalis US Funding Corporation
0.27%, 04/07/11	10,000,000	9,999,550
Atlantis One Funding Corporation
0.30%, 04/01/11	10,000,000	10,000,000
0.24%, 04/04/11	10,000,000	9,999,804
BPCE SA
0.30%, 05/09/11	40,000,000	39,987,333
Cancara Asset Securitisation LLC
0.46%, 04/26/11	15,000,000	14,995,208
Commonwealth Bank of Australia
0.32%, 10/06/11	15,000,000	14,999,114
Credit Agricole North America, Inc.
0.41%, 04/08/11	12,000,000	11,999,043
0.28%, 05/03/11	15,000,000	14,996,267
DnB NOR Bank ASA
0.14%, 04/05/11	15,000,000	14,999,767
0.27%, 07/05/11	15,000,000	14,989,313
Fairway Finance Corporation
0.30%, 05/04/11	20,000,000	20,000,000
0.30%, 09/02/11	15,000,000	15,000,000
ING Funding LLC
0.43%, 04/05/11	10,000,000	9,999,522
Liberty Street Funding LLC
0.26%, 05/16/11	22,750,000	22,742,606
Metlife Short Term Fund
0.29%, 04/25/11	23,000,000	22,995,553
Nieuw Amsterdam Receivables Corporation
0.30%, 04/07/11	10,000,000	9,999,500
0.28%, 06/27/11	25,000,000	24,983,084
Northern Pines Funding LLC
0.31%, 06/21/11	10,000,000	9,993,025
Old Line Funding LLC
0.26%, 06/06/11	14,000,000	13,993,327
0.27%, 06/06/11	15,000,000	14,992,575
Scaldis Capital LLC
0.28%, 04/08/11	15,000,000	14,999,183
0.32%, 05/16/11	20,000,000	19,992,000
Societe Generale North America, Inc.
0.34%, 05/16/11	8,000,000	7,996,600
Solitaire Funding LLC
0.28%, 05/10/11	15,000,000	14,995,450
0.30%, 06/15/11	10,000,000	9,993,750
Starbird Funding Corporation
0.12%, 04/01/11	39,491,000	39,491,000
Sydney Capital Corporation
0.35%, 05/12/11	15,000,000	14,994,021
Variable Funding
0.27%, 04/20/11	8,000,000	7,998,860

22	See Notes to Schedule of Investments.

	Par	Value
Total Commercial Paper (Cost $452,125,455)		$452,125,455

CORPORATE BONDS — 3.4%
Natexis Banques Populaires US Finance
0.30%, 05/10/11	$10,000,000	9,996,750
Royal Bank Scotland PLC
0.52%, 09/19/11	24,000,000	24,000,000
Sumitomo Mitsui Banking Corporation NY
0.30%, 04/20/11	10,000,000	10,000,000

Total Corporate Bonds (Cost $43,996,750)		43,996,750

MUNICIPAL BONDS — 18.0%
California Housing Finance Agency, Multi-Family III, Series E Revenue Bond (LOC-Fannie Mae,Freddie Mac)
0.23%, 04/06/11†	10,900,000	10,900,000
California Housing Finance Agency, Series D Revenue Bond
0.24%, 04/06/11†	14,600,000	14,600,000
California Pollution Control Financing Authority, Series E Pollution Control Revenue Bonds (LOC-Bank One N.A.)
0.17%, 04/01/11†	5,800,000	5,800,000
California Statewide Communities Development Authority, Kimberly Woods Apartments, Series B Revenue Bond
0.25%, 04/06/11†	17,100,000	17,100,000
City of Chicago Wastewater Transmission, Series C-1 Revenue Bond
0.21%, 04/01/11†	4,000,000	4,000,000
City of Houston, Series
2008D-1 Revenue Bond
0.40%, 04/07/11†	5,000,000	5,000,000
City of Philadelphia, Series
2009B General Obligation
Bond (LOC-Wachovia Bank N.A.)
0.23%, 04/07/11†	10,000,000	10,000,000
Connecticut State Health & Educational Facilities Authority, Series K2 Yale-New Haven Hospital Revenue Bond (LOC-JPMorgan Chase Bank)
0.21%, 04/06/11†	12,805,000	12,805,000
Los Angeles Community Redevelopment Agency, Hollywood & Vine Apartments, Series A Revenue Bonds
0.25%, 04/07/11†	10,000,000	10,000,000
Maryland Department of Housing and Community Development Administration, Multifamily Barrington Apartments Project (RB) Series A
0.26%, 04/07/11†	27,575,000	27,575,000
New York City Housing Development Corporation, Series A Multi-Family Housing (155 West 21st Street) Revenue Bond
0.25%, 04/06/11†	3,100,000	3,100,000
New York City Housing Development Corporation, Series A Multi-Family Housing (90 West Street) Revenue Bond
0.24%, 04/06/11†	6,000,000	6,000,000
New York City Housing Development Corporation, Series A Multi-Family Housing Revenue Bond
0.25%, 04/06/11†	3,000,000	3,000,000
New York City Industrial Development Agency, New York Law School Project, Series A Revenue Bond (LOC-JPMorgan Chase Bank)
0.23%, 04/07/11†	8,000,000	8,000,000
New York City Municipal Water Finance Authority, Series B-1 Water and Sewer System Revenue Bond
0.26%, 04/07/11†	6,800,000	6,800,000
New York Housing Finance Agency, Biltmore Tower Housing Project, Series A Revenue Bond
0.25%, 04/06/11†	4,000,000	4,000,000
New York Mortgage Agency, Series 125 Homeowner Mortgage Revenue Bond
0.39%, 04/06/11†	6,600,000	6,600,000
New York State Housing Finance Agency, Series 2001-A The Victory Housing Revenue Bond
0.25%, 04/06/11†	2,700,000	2,700,000
New York State Housing Finance Agency, Series A 10 Barclay Street Housing Revenue Bond
0.24%, 04/06/11†	10,000,000	10,000,000
Pennsylvania Higher Educational Facilties Authority, Thomas Jefferson University, Series B Revenue Bond
0.25%, 04/07/11†	4,900,000	4,900,000
Sacramento Housing Authority, Multifamily Housing The Lofts at Natomas Apartments Revenue Bond Series F
0.26%, 04/07/11†	10,190,000	10,190,000

See Notes to Schedule of Investments.	23

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
South Carolina Transportation Infrastructure Bank Revenue Bond (LOC- WellsFargo Bank)
0.23%, 04/06/11†	$19,700,000	$19,700,000
State of Texas, Veterans’ Housing Assistance Program, Series A-2 General Obligation Bond
0.22%, 04/06/11†	7,700,000	7,700,000
Triborough Bridge & Tunnel Authority Series 2003B Revenue Bond
0.32%, 04/06/11†	8,465,000	8,465,000
Wisconsin Housing & Economic Development Authority, Series B Home Ownership Revenue Bond
0.25%, 04/06/11†	8,500,000	8,500,000
Wisconsin Housing & Economic Development Authority, Series D Home Ownership Revenue Bond
0.31%, 04/06/11†	5,350,000	5,350,000

Total Municipal Bonds (Cost $232,785,000)		232,785,000

U.S. TREASURY OBLIGATIONS — 7.5%
U.S. Treasury Bill
0.19%, 05/26/11ΩΔ	6,000,000	5,998,258
U.S. Treasury Notes
0.88%, 05/31/11	13,000,000	13,014,164
1.13%, 06/30/11	5,000,000	5,011,358
1.00%, 09/30/11Δ	13,000,000	13,051,262
4.63%, 10/31/11	20,000,000	20,505,705
0.75%, 11/30/11	40,000,000	40,146,119

		91,728,608

Total U.S. Treasury Obligations (Cost $97,726,866)		97,726,866

VARIABLE RATE OBLIGATIONS — 1.4%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.05%, 04/07/11 144A†	11,800,000	11,800,000
KBC Bank NV NY
1.87%, 04/01/11†	6,690,000	6,690,000

Total Variable Rate Obligations (Cost $18,490,000)		18,490,000

	Shares
MONEY MARKET FUND — 1.2%
Northern Institutional Liquid Assets Portfolio§ (Cost $14,982,813)	14,982,813	14,982,813

TOTAL INVESTMENTS — 101.1% (Cost $1,310,321,790)		1,310,321,790
Liabilities in Excess of Other Assets — (1.1)%		(14,373,840)

NET ASSETS — 100.0%		$1,295,947,950

Please see abbreviation and footnote definitions beginning on page 112.

PORTFOLIO SUMMARY (based on net assets)

%
Commercial Paper	34.9
Certificates of Deposit	21.3
Municipal Bonds	18.0
Agency Obligations	13.4
U.S. Treasury Obligations	7.5
Corporate Bonds	3.4
Variable Rate Obligations	1.4
Money Market Fund	1.2

101.1

24	See Notes to Schedule of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$173,469,906	$—	$173,469,906	$—
Certificates of Deposit	276,745,000	—	276,745,000	—
Commercial Paper	452,125,455	—	452,125,455	—
Corporate Bonds	43,996,750	—	43,996,750	—
Money Market Funds	14,982,813	14,982,813	—	—
Municipal Bonds	232,785,000	—	232,785,000	—
U.S. Treasury Obligations	97,726,866	—	97,726,866	—
Variable Rate Obligations	18,490,000	—	18,490,000	—

Total Assets — Investments in Securities	$1,310,321,790	$14,982,813	$1,295,338,977	$—

See Notes to Schedule of Investments.	25

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 0.8%
Federal Farm Credit Bank
1.38%, 06/25/13	$2,150,000	$2,172,207
Federal Home Loan Bank
5.38%, 06/13/14	895,000	1,000,426
Federal National Mortgage Association
0.88%, 01/12/12	1,000,000	1,004,216
5.25%, 08/01/12	1,580,000	1,671,760
Small Business Administration
6.95%, 11/01/16	368,363	392,350

Total Agency Obligations (Cost $6,036,794)		6,240,959

ASSET-BACKED SECURITIES — 8.4%
Ally Auto Receivables Trust
1.32%, 03/15/12 144A	102,083	102,154
AmeriCredit Automobile Receivables Trust
4.26%, 08/06/12†	2,464	2,466
1.39%, 09/18/15	500,000	499,966
Asset-Backed Securities Corporation Home Equity
0.53%, 09/25/34†	100,868	91,910
Bank of America Auto Trust
2.67%, 07/15/13 144A	849,029	856,647
Bear Stearns Asset-Backed Securities Trust
0.30%, 11/25/36†	132,573	127,217
1.25%, 10/25/37†	1,058,490	704,552
0.44%, 01/25/47†	974,937	925,306
BNC Mortgage Loan Trust
0.37%, 11/25/36†	964,884	904,702
0.31%, 03/25/37†	845,973	791,492
Capital One Auto Finance Trust
0.29%, 05/15/13†	609,888	607,797
Capital One Multi-Asset Execution Trust
0.39%, 08/15/14†	2,000,000	2,000,020
Cars Alliance Funding PLC
1.12%, 10/08/23(E)†	421,556	593,645
CenterPoint Energy Transition Bond Co., LLC
4.97%, 08/01/14	1,090,271	1,122,783
Citibank Omni Master Trust
2.36%, 05/16/16 144A†	2,875,000	2,918,414
4.90%, 11/15/18 144A	630,000	673,765
Conseco Financial Corporation
6.04%, 11/01/29	17,243	17,271
CSAB Mortgage Backed Trust
5.72%, 09/25/36 STEP	806,609	573,396
Daimler Chrysler Auto Trust
5.28%, 03/08/13	1,826,323	1,863,713
FHLMC Structured Pass-Through Securities
0.51%, 08/25/31†	856,340	832,204
First Investors Auto Owner Trust
3.40%, 03/15/16 144A	700,000	697,500
Ford Credit Auto Owner Trust
0.30%, 02/15/12†	183,235	183,213
2.17%, 10/15/13	2,183,486	2,206,306
2.98%, 08/15/14	1,255,000	1,295,023
Ford Credit Floorplan Master Owner Trust
0.51%, 06/15/13†	1,870,000	1,867,429
Globaldrive BV
4.00%, 10/20/16(E)	1,288,779	1,841,401
GSAA Trust
0.57%, 12/25/34†	355,972	304,793
Hyundai Auto Receivables Trust
1.11%, 02/15/12	17,832	17,837
Hyundai Capital Auto Funding, Ltd.
1.25%, 09/20/16 144A†	1,460,000	1,450,035
IFC SBA Loan-Backed Adjustable Rate Certificate
1.25%, 01/15/24 144A†	173,620	128,942
Magnolia Funding, Ltd.
3.00%, 04/20/17 144A(E)	755,687	1,074,146
MBNA Credit Card Master Note Trust
1.00%, 02/20/14(E)†	715,000	1,003,353
Morgan Stanley Resecuritization Trust
0.50%, 06/18/13 144A†	920,000	914,998
PG&E Energy Recovery Funding LLC
4.37%, 06/25/14	225,621	231,465
Residential Asset Mortgage Products, Inc.
0.37%, 12/25/36†	592,471	582,307
Santander Consumer Acquired Receivables Trust
1.40%, 10/15/14 144A	1,980,000	1,980,303
1.66%, 08/15/16 144A	985,000	984,907
2.01%, 08/15/16 144A	900,000	899,968
Santander Drive Auto Receivables Trust
1.01%, 07/15/13 144A	940,000	941,106
1.37%, 08/15/13 144A	1,650,881	1,655,863
3.10%, 05/15/17 144A	1,132,351	1,133,030
SLC Student Loan Trust
0.42%, 01/15/19†	890,000	868,578
SLM Student Loan Trust
0.30%, 07/25/17†	1,137,948	1,129,340
1.91%, 12/15/17 144A†	1,007,838	1,015,414
1.60%, 01/25/18†	3,975,000	4,084,766
0.51%, 06/15/21†	572,704	548,242
0.71%, 03/15/22†	951,165	906,635
6.26%, 07/15/42 144A†	5,756,713	5,562,590
3.50%, 08/17/43 144A†@	3,878,538	3,860,024
3.51%, 05/16/44 144A@	1,986,612	2,081,085
Soundview Home Equity Loan Trust
1.10%, 08/25/31†	687,979	671,401
Structured Asset Investment Loan Trust
0.30%, 07/25/36†	7,987	7,968
Structured Asset Securities Corporation
1.76%, 04/25/35†	977,081	749,195
0.30%, 10/25/36†	41,832	41,664
Structured Asset Receivables Trust
0.80%, 04/21/11 144A†	263,365	255,464

26	See Notes to Schedule of Investments.

	Par	Value
TXU Electric Delivery Transition Bond Co. LLC
4.81%, 11/17/14	$1,406,920	$1,457,407
Wells Fargo Home Equity Trust
0.34%, 04/25/37†	582,496	567,432

Total Asset-Backed Securities (Cost $61,773,692)		61,410,550

CORPORATE BONDS — 20.1%
3M Co.
4.50%, 11/01/11	590,000	604,995
Abbott Laboratories
5.60%, 05/15/11	750,000	754,636
AEP Texas Central Transition Funding LLC
4.98%, 07/01/15	1,911,227	2,001,591
Agilent Technologies, Inc.
4.45%, 09/14/12	610,000	632,732
2.50%, 07/15/13Δ	810,000	817,668
5.50%, 09/14/15Δ	310,000	337,488
Airgas, Inc.
2.85%, 10/01/13	1,440,000	1,461,564
Allstate Corporation
6.20%, 05/16/14	300,000	336,510
American Airlines Pass Through Trust
5.25%, 07/31/22	620,000	601,400
American Express Bank FSB
5.50%, 04/16/13	1,015,000	1,089,154
American Express Credit Corporation
0.41%, 06/16/11†	100,000	100,025
American Honda Finance Corporation
2.38%, 03/18/13 144A	300,000	304,387
American International Group, Inc.
1.18%, 07/19/13(E)†Δ	400,000	534,665
3.75%, 11/30/13 144A	400,000	407,360
3.65%, 01/15/14Δ	1,610,000	1,639,750
8.25%, 08/15/18 144A	1,350,000	1,583,350
AvalonBay Communities, Inc.
6.13%, 11/01/12	317,000	341,366
BAE Systems Holdings, Inc.
6.40%, 12/15/11 144A	1,420,000	1,476,664
Bank of America Corporation
5.38%, 09/11/12Δ	2,800,000	2,949,330
4.90%, 05/01/13	400,000	422,314
4.50%, 04/01/15Δ	1,240,000	1,288,799
5.88%, 01/05/21Δ	1,200,000	1,255,340
Bank of New York Mellon Corporation
4.30%, 05/15/14	790,000	847,757
BB&T Corporation
3.38%, 09/25/13Δ	400,000	416,552
Berkshire Hathaway Finance Corporation
4.00%, 04/15/12	500,000	517,781
Best Buy Co., Inc.
3.75%, 03/15/16	500,000	494,098
Bottling Group LLC
6.95%, 03/15/14	770,000	887,449
Broadcom Corporation
1.50%, 11/01/13 144A	520,000	515,718
Burlington Northern Santa Fe LLC
6.75%, 07/15/11	600,000	611,011
7.00%, 02/01/14	365,000	415,623
Cadbury Schweppes US Finance LLC
5.13%, 10/01/13 144A	1,000,000	1,082,161
Capital One Financial Corporation
6.25%, 11/15/13Δ	1,210,000	1,332,303
CareFusion Corporation
4.13%, 08/01/12	1,720,000	1,777,288
Caterpillar Financial Services Corporation
5.75%, 02/15/12	575,000	601,529
2.00%, 04/05/13Δ	540,000	549,812
Cellco Partnership/Verizon Wireless Capital LLC
5.25%, 02/01/12	2,585,000	2,680,056
5.55%, 02/01/14	400,000	439,506
CenterPoint Energy, Inc.
6.85%, 06/01/15	710,000	799,565
Cisco Systems, Inc.
1.63%, 03/14/14	2,560,000	2,557,614
Citigroup, Inc.
5.30%, 10/17/12	275,000	290,295
1.16%, 02/15/13†Δ	730,000	732,562
2.31%, 08/13/13†Δ	700,000	721,065
6.00%, 12/13/13Δ	300,000	326,401
Coca-Cola Enterprises, Inc.
1.13%, 11/12/13	780,000	769,468
ConocoPhillips
4.75%, 10/15/12Δ	1,000,000	1,060,350
4.75%, 02/01/14Δ	400,000	434,441
Constellation Energy Group, Inc.
4.55%, 06/15/15	582,000	605,483
Consumers Energy Co.
5.38%, 04/15/13	475,000	512,319
Corn Products International, Inc.
3.20%, 11/01/15Δ	200,000	199,868
COX Communications, Inc.
7.13%, 10/01/12Δ	420,000	456,102
5.45%, 12/15/14	1,310,000	1,447,044
Crown Castle Towers LLC
4.52%, 01/15/35 144A	1,300,000	1,347,651
CSX Corporation
5.75%, 03/15/13	1,225,000	1,320,657
CVS Caremark Corporation
5.75%, 08/15/11	975,000	993,310
Daimler Finance NA LLC
7.30%, 01/15/12	350,000	367,707
1.95%, 03/28/14 144A	1,120,000	1,117,058
DIRECTV Holdings LLC
4.75%, 10/01/14	680,000	732,796
Dow Chemical Co.
4.85%, 08/15/12	1,500,000	1,571,874
Dr Pepper Snapple Group, Inc.
1.70%, 12/21/11	620,000	624,917
eBay, Inc.
0.88%, 10/15/13	330,000	326,596
Eli Lilly & Co.
3.55%, 03/06/12Δ	200,000	205,848

See Notes to Schedule of Investments.	27

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Enterprise Products Operating LLC
6.13%, 02/01/13	$1,005,000	$1,077,474
6.38%, 02/01/13	750,000	811,216
5.65%, 04/01/13	1,030,000	1,110,777
EOG Resources, Inc.
1.06%, 02/03/14†	2,900,000	2,927,483
Equifax, Inc.
4.45%, 12/01/14	140,000	148,027
ERAC USA Finance LLC
2.75%, 07/01/13 144A	370,000	374,773
2.25%, 01/10/14 144A	330,000	329,426
Exelon Generation Co. LLC
5.35%, 01/15/14Δ	808,000	868,581
Express Scripts, Inc.
5.25%, 06/15/12	550,000	576,441
Florida Power Corporation
6.65%, 07/15/11Δ	600,000	610,122
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17	1,512,000	1,668,959
General Electric Capital Corporation
1.15%, 01/15/13†Δ	700,000	706,544
1.88%, 09/16/13Δ	200,000	200,051
1.15%, 01/07/14†	2,800,000	2,825,147
5.90%, 05/13/14	460,000	508,079
3.75%, 11/14/14Δ	660,000	688,228
6.50%, 09/15/67 144A(U)†	300,000	466,825
Genzyme Corporation
3.63%, 06/15/15	395,000	410,740
Georgia Power Co.
1.30%, 09/15/13	720,000	720,344
Goldman Sachs Group, Inc.
1.63%, 07/15/11	400,000	401,650
1.31%, 02/07/14†	630,000	635,110
6.00%, 05/01/14	139,000	152,743
3.70%, 08/01/15Δ	350,000	352,932
3.63%, 02/07/16	750,000	743,730
1.43%, 05/23/16(E)†	2,900,000	3,883,231
Hartford Financial Services Group, Inc.
4.00%, 03/30/15(U)	320,000	325,154
Hartford Life Institutional Fund
5.38%, 01/17/12	900,000	1,472,346
HCP, Inc.
2.70%, 02/01/14	210,000	210,771
Health Care REIT, Inc.
6.00%, 11/15/13	540,000	588,527
Hewlett-Packard Co.
4.25%, 02/24/12	486,000	502,596
Hyundai Capital America
3.75%, 04/06/16 144A	190,000	187,391
International Business Machines Corporation
2.10%, 05/06/13Δ	1,250,000	1,276,096
1.00%, 08/05/13	700,000	696,231
JB Hunt Transport Services, Inc.
3.38%, 09/15/15	550,000	545,731
John Deere Capital Corporation
1.60%, 03/03/14Δ	1,520,000	1,521,339
JPMorgan Chase & Co.
5.38%, 10/01/12	300,000	318,710
4.75%, 05/01/13	325,000	345,420
KeyCorp
3.75%, 08/13/15	360,000	364,125
Kraft Foods, Inc.
6.00%, 02/11/13	950,000	1,028,332
2.63%, 05/08/13Δ	230,000	235,512
5.25%, 10/01/13	230,000	249,829
Lehman Brothers Holdings, Inc.
6.63%, 01/18/12#	600,000	156,750
6.75%, 12/28/17#	2,600,000	2,080
6.88%, 05/02/18#	2,400,000	642,000
Life Technologies Corporation
3.38%, 03/01/13Δ	1,140,000	1,171,495
4.40%, 03/01/15	600,000	626,670
3.50%, 01/15/16	800,000	798,377
Lincoln National Corporation
4.30%, 06/15/15	1,210,000	1,256,606
MDC Holdings, Inc.
5.38%, 07/01/15	620,000	637,426
Merrill Lynch & Co., Inc.
6.05%, 08/15/12	400,000	425,228
5.45%, 02/05/13Δ	1,500,000	1,590,781
5.00%, 01/15/15Δ	2,700,000	2,858,930
MetLife, Inc.
2.38%, 02/06/14	290,000	290,590
Metropolitan Life Global Funding I
2.88%, 09/17/12 144A	2,225,000	2,269,722
1.05%, 01/10/14 144A†	1,000,000	1,006,278
Microsoft Corporation
2.95%, 06/01/14	900,000	937,418
MidAmerican Energy Co.
5.13%, 01/15/13Δ	515,000	549,686
MidAmerican Energy Holdings Co.
5.88%, 10/01/12	550,000	587,576
Morgan Stanley
6.60%, 04/01/12	885,000	935,973
6.00%, 05/13/14	755,000	821,912
6.00%, 04/28/15Δ	400,000	436,037
Nabors Industries, Inc.
6.15%, 02/15/18	1,650,000	1,809,047
9.25%, 01/15/19	2,300,000	2,903,490
National Rural Utilities Cooperative Finance Corporation
1.13%, 11/01/13	330,000	327,466
NBCUniversal Media LLC
2.10%, 04/01/14 144AΔ	1,560,000	1,553,871
3.65%, 04/30/15 144A	550,000	565,186
New York Life Global Funding
0.57%, 04/04/14 144A†	1,600,000	1,599,050
NextEra Energy Capital Holdings, Inc.
5.63%, 09/01/11	475,000	484,568
2.55%, 11/15/13	750,000	763,699
Nissan Motor Acceptance Corporation
3.25%, 01/30/13 144A	580,000	592,775
Novartis Capital Corporation
4.13%, 02/10/14	210,000	224,722
Novus USA Trust 2010-1
1.56%, 11/18/11 144A†	840,000	836,130
Oracle Corporation
3.75%, 07/08/14	970,000	1,030,302

28	See Notes to Schedule of Investments.

	Par	Value
Overseas Private Investment Corporation
5.75%, 04/15/14Ω†	$1,600,000	$2,043,120
0.56%, 07/12/16Ω†	2,100,000	2,542,155
Owens Corning, Inc.
6.50%, 12/01/16	750,000	817,572
PACCAR Financial Corporation
0.71%, 04/05/13†	550,000	553,067
Pfizer, Inc.
3.63%, 06/03/13(E)	100,000	144,703
Praxair, Inc.
1.75%, 11/15/12	330,000	334,269
Procter & Gamble Co.
3.50%, 02/15/15Δ	200,000	210,640
Prudential Financial, Inc.
3.63%, 09/17/12	945,000	973,591
2.75%, 01/14/13	650,000	663,006
Regions Financial Corporation
4.88%, 04/26/13Δ	735,000	746,551
SBA Tower Trust
4.25%, 04/15/15 144A	510,000	531,967
Simon Property Group LP REIT
4.20%, 02/01/15Δ	140,000	147,403
Southeast Supply Header LLC
4.85%, 08/15/14 144A	945,000	988,203
Southwest Airlines Co.
10.50%, 12/15/11 144A	800,000	846,960
Sprint Capital Corporation
8.38%, 03/15/12	1,000,000	1,060,000
SteelRiver Transmission Co., LLC
4.71%, 06/30/17 144A	645,000	638,000
Stryker Corporation
3.00%, 01/15/15Δ	450,000	461,531
TD Ameritrade Holding Corporation
4.15%, 12/01/14	660,000	687,649
Teva Pharmaceutical Finance III LLC
1.50%, 06/15/12	800,000	805,782
Thermo Fisher Scientific, Inc.
2.15%, 12/28/12	370,000	376,127
Time Warner Cable, Inc.
5.40%, 07/02/12	1,325,000	1,393,695
6.20%, 07/01/13	985,000	1,083,541
Time Warner, Inc.
3.15%, 07/15/15	290,000	293,987
Toyota Motor Credit Corporation
1.38%, 08/12/13	750,000	747,625
Union Bank NA
2.13%, 12/16/13	790,000	796,250
Union Pacific Corporation
6.13%, 01/15/12	365,000	379,884
United Air Lines, Inc.
9.75%, 01/15/17	849,024	967,887
10.40%, 05/01/18	912,200	1,044,469
US Bancorp
1.38%, 09/13/13	720,000	719,098
Verizon Global Funding Corporation
6.88%, 06/15/12Δ	445,000	475,790
Vornado Realty LP REIT
4.25%, 04/01/15	700,000	717,417
Wachovia Corporation
5.30%, 10/15/11	394,000	403,933
Wells Fargo & Co.
3.75%, 10/01/14	360,000	377,518
3.68%, 06/15/16	725,000	730,141
Western Corporate Federal Credit Union
1.75%, 11/02/12	1,875,000	1,906,211
WM Wrigley Jr Co.
1.68%, 06/28/11 144A†	700,000	700,411
3.70%, 06/30/14 144A	1,420,000	1,453,481
XTO Energy, Inc.
6.25%, 04/15/13Δ	600,000	660,620

Total Corporate Bonds (Cost $149,056,256)		147,813,561

FOREIGN BONDS — 20.6%
Australia — 0.7%
Asciano Finance, Ltd.
3.13%, 09/23/15 144A	620,000	597,856
Australia & New Zealand Banking Group, Ltd.
0.59%, 06/18/12 144A†	1,575,000	1,577,413
Commonwealth Bank of Australia
2.13%, 03/17/14 144A	850,000	846,521
National Australia Bank, Ltd.
0.78%, 01/08/13 144A†	930,000	930,970
Westpac Banking Corporation
2.25%, 11/19/12	620,000	630,926
Woodside Finance, Ltd.
4.50%, 11/10/14 144A	490,000	519,409

		5,103,095

Bermuda — 0.2%
Ingersoll-Rand Global Holding Co., Ltd.
9.50%, 04/15/14	880,000	1,056,874
Qtel International Finance, Ltd.
6.50%, 06/10/14 144A	660,000	724,576

		1,781,450

Brazil — 0.2%
Banco do Brasil SA
4.50%, 01/22/15 144AΔ	680,000	711,620
Banco do Nordeste do Brasil SA
3.63%, 11/09/15 144A	710,000	698,054
Brazilian Government International Bond
10.25%, 06/17/13Δ	280,000	335,160

		1,744,834

Canada — 5.9%
Caisse Centrale Desjardins du Quebec
1.70%, 09/16/13 144AΔ	1,320,000	1,315,907
Canadian Government Bond
1.50%, 03/01/12(C)	20,700,000	21,379,395
2.50%, 09/01/13(C)	6,700,000	6,993,846
Canadian Imperial Bank of Commerce
2.00%, 02/04/13 144AΔ	6,560,000	6,678,664
CDP Financial, Inc.
3.00%, 11/25/14 144AΔ	735,000	749,854

See Notes to Schedule of Investments.	29

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Devon Financing Corporation ULC
6.88%, 09/30/11	$1,570,000	$1,618,174
Manulife Financial Corporation
3.40%, 09/17/15Δ	975,000	979,193
Province of Ontario
1.88%, 11/19/12	775,000	788,524
Rogers Communications, Inc.
6.25%, 06/15/13	1,300,000	1,433,371
6.38%, 03/01/14	320,000	359,166
TELUS Corporation
8.00%, 06/01/11	400,000	404,790
TransCanada PipeLines, Ltd.
3.40%, 06/01/15	360,000	371,037

		43,071,921

Cayman Islands — 0.1%
IPIC GMTN, Ltd.
3.13%, 11/15/15 144A	330,000	322,436
Petrobras International Finance Co.
3.88%, 01/27/16	127,000	128,484

		450,920

Chile — 0.6%
Banco Santander Chile
1.90%, 01/19/16 144A†	2,500,000	2,512,575
Celulosa Arauco y Constitucion SA
5.63%, 04/20/15Δ	1,260,000	1,350,207
Chile Government International Bond
5.50%, 01/15/13Δ	300,000	322,080

		4,184,862

Denmark — 0.1%
FIH Erhvervsbank A/S
2.45%, 08/17/12 144A	450,000	458,339

France — 2.2%
Banque PSA Finance
3.50%, 01/17/14(E)	550,000	771,823
2.20%, 04/04/14 144A†	2,000,000	1,995,954
BPCE SA
2.06%, 02/07/14 144A†@	4,400,000	4,436,493
Dexia Credit Local
0.78%, 04/29/14 144A†	2,300,000	2,288,912
2.75%, 04/29/14 144A	1,400,000	1,392,065
Sanofi-Aventis SA
0.51%, 03/28/13†	1,010,000	1,010,208
1.63%, 03/28/14	510,000	509,541
Total Capital SA
3.00%, 06/24/15Δ	2,800,000	2,860,637
Veolia Environnement SA
5.25%, 06/03/13Δ	520,000	557,552

		15,823,185

Germany — 0.4%
Deutsche Bank AG
5.38%, 10/12/12	2,600,000	2,759,697

India — 0.1%
ICICI Bank, Ltd.
5.50%, 03/25/15 144AΔ	395,000	412,192

Ireland — 0.5%
DanFin Funding, Ltd.
1.00%, 07/16/13 144A†	2,800,000	2,798,919
Depfa ACS Bank
5.50%, 06/28/11 144A	800,000	804,855

		3,603,774

Italy — 0.7%
Atlantia SpA
1.62%, 06/09/11(E)†	900,000	1,275,613
Intesa Sanpaolo SpA
2.71%, 02/24/14 144A†@Δ	2,900,000	2,939,646
Telecom Italia SpA
1.63%, 12/06/12(E)†	900,000	1,259,291

		5,474,550

Luxembourg — 0.6%
Covidien International Finance SA
5.45%, 10/15/12	1,165,000	1,241,932
1.88%, 06/15/13	570,000	575,826
Gazprom Via Gaz Capital SA
9.25%, 04/23/19	2,300,000	2,872,010

		4,689,768

Malaysia — 0.1%
Malaysia Government International Bond
7.50%, 07/15/11	680,000	691,932

Mexico — 0.6%
America Movil SAB de CV
5.50%, 03/01/14	852,000	931,546
3.63%, 03/30/15Δ	200,000	206,793
Mexico Government International Bond
6.38%, 01/16/13Δ	760,000	830,300
Petroleos Mexicanos
4.88%, 03/15/15Δ	1,250,000	1,337,500
5.50%, 01/21/21Δ	1,400,000	1,428,000

		4,734,139

Netherlands — 1.2%
Achmea Hypotheekbank NV
3.20%, 11/03/14 144A	1,500,000	1,554,676
Fortis Bank Nederland NV
1.51%, 06/10/11(E)†	600,000	849,972
ING Bank NV
1.36%, 03/15/13 144A†	880,000	882,372
LeasePlan Corporation NV
3.00%, 05/07/12 144A	300,000	307,504
Nederlandse Waterschapsbank NV
4.63%, 07/25/11(E)	1,000,000	1,433,111
Shell International Finance BV
1.88%, 03/25/13	400,000	407,370
4.00%, 03/21/14	520,000	556,168
Volkswagen International Finance NV
0.76%, 10/01/12 144A†	1,700,000	1,701,282
0.76%, 04/01/14 144A†	1,200,000	1,201,432

		8,893,887

Netherlands Antilles — 0.0%
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14Δ	300,000	298,142

30	See Notes to Schedule of Investments.

	Par	Value
New Zealand — 0.3%
Westpac Securities NZ, Ltd.
2.50%, 05/25/12 144AΔ	$1,800,000	$1,835,302

Norway — 0.3%
Eksportfinans ASA
5.00%, 02/14/12	1,125,000	1,168,756
Sparebank 1 Boligkreditt AS
1.25%, 10/25/14 144A	370,000	366,439
Statoil ASA
2.90%, 10/15/14	650,000	671,265

		2,206,460

Panama — 0.2%
Banco de Credito del Peru/Panama
4.75%, 03/16/16 144A	1,570,000	1,554,300

Portugal — 0.4%
Obrigacoes do Tesouro
2.29%, 05/16/47(E)Ω	2,226,488	3,151,089

Qatar — 0.0%
Qatar Government International Bond
4.00%, 01/20/15	350,000	363,125

South Africa — 0.1%
South Africa Government International Bond
7.38%, 04/25/12	600,000	643,500

South Korea — 0.5%
Hyundai Capital Services, Inc.
4.38%, 07/27/16 144A	2,900,000	2,918,835
Korea National Oil Corporation
2.88%, 11/09/15 144A	770,000	747,143

		3,665,978

Spain — 0.1%
Telefonica Emisiones SAU
2.58%, 04/26/13	710,000	717,140

Supranational — 0.3%
European Investment Bank
4.75%, 04/15/11(E)	1,500,000	2,127,954

Sweden — 0.8%
Nordea Bank AB
1.20%, 01/14/14 144A†Δ	2,900,000	2,930,201
Stadshypotek AB
1.45%, 09/30/13 144A	2,900,000	2,895,064

		5,825,265

Switzerland — 0.2%
Credit Suisse NY
1.26%, 01/14/14†	1,200,000	1,215,794

United Kingdom — 3.2%
Anglo American Capital PLC
2.15%, 09/27/13 144A	1,460,000	1,471,972
Arkle Master Issuer PLC
1.19%, 02/17/52	1,080,000	1,513,356
Barclays Bank PLC
4.25%, 10/27/11(E)	1,000,000	1,438,806
2.70%, 03/05/12 144AΔ	740,000	755,051
2.50%, 01/23/13	495,000	503,887
1.34%, 01/13/14†	580,000	586,978
2.38%, 01/13/14Δ	2,900,000	2,918,366
5.93%, 09/24/49 144A†Δ	3,800,000	3,572,000
BP Capital Markets PLC
5.25%, 11/07/13	1,900,000	2,056,032
Lloyds TSB Bank PLC
1.32%, 06/09/11(E)†	400,000	566,810
2.65%, 01/24/14†Δ	3,240,000	3,324,052
National Grid PLC
1.36%, 01/18/12(E)†	850,000	1,204,982
Royal Bank of Scotland PLC
2.63%, 05/11/12 144A	500,000	511,194
3.25%, 01/11/14	780,000	789,967
Standard Chartered Bank
0.71%, 11/16/11†	1,340,000	1,340,689
Vodafone Group PLC
0.59%, 02/27/12†	950,000	951,405

		23,505,547

Total Foreign Bonds (Cost $147,259,482)		150,988,141

MORTGAGE-BACKED SECURITIES — 25.7%
Adjustable Rate Mortgage Trust
5.12%, 03/25/37†	2,998,495	1,686,540
American Home Mortgage Investment Trust
2.29%, 10/25/34†	809,547	731,002
American Home Mortgage Assets
1.23%, 11/25/46†	1,188,129	566,953
Arkle Master Issuer PLC
1.46%, 05/17/60 144A†	2,780,000	2,782,600
Arran Residential Mortgages Funding PLC
1.51%, 05/16/47 144A†	1,521,433	1,522,498
0.37%, 09/16/56 144A†	957,643	943,566
0.87%, 09/16/56(U)†	937,180	1,480,901
1.23%, 09/20/56(E)†	679,289	958,911
Banc of America Commercial Mortgage, Inc.
3.88%, 09/11/36	321,697	323,526
5.66%, 06/10/49	1,001,300	1,040,271
Banc of America Funding Corporation
5.86%, 01/20/47†	989,338	696,872
Banc of America Mortgage Securities, Inc.
6.50%, 10/25/31	185,506	188,157
Bear Stearns Adjustable Rate Mortgage Trust
3.08%, 01/25/34†	401,532	390,469
3.24%, 07/25/34†	721,767	666,864
3.05%, 10/25/34†	336,717	306,815
2.71%, 03/25/35†	1,308,502	1,253,592
Bear Stearns Alt-A Trust
0.99%, 11/25/34†	394,660	360,296
2.99%, 09/25/35†	624,299	484,732
Bear Stearns Commercial Mortgage Securities
0.36%, 03/15/19 144A†	1,248,121	1,229,157
Commercial Mortgage Pass-Through Certificates
6.10%, 07/16/34 144A	1,954,364	1,952,600
Countrywide Alternative Loan Trust
6.00%, 10/25/32	72,769	75,147

See Notes to Schedule of Investments.	31

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Countrywide Home Loan Mortgage Pass-Through Trust
0.79%, 02/25/35†	$216,865	$183,856
Credit Suisse First Boston Mortgage Securities Corporation
5.44%, 09/15/34	1,079,767	1,086,100
Deutsche ALT-A Securities, Inc.
5.87%, 10/25/36 STEP	713,915	448,352
5.89%, 10/25/36 STEP	713,915	448,961
Extended Stay America Trust
2.95%, 11/05/27 144A	3,591,670	3,532,860
Fannie Mae Grantor Trust
3.31%, 02/25/32	213,640	213,541
FDIC Structured Sale Guaranteed Notes
0.99%, 10/25/12 144AΩ†	1,700,000	1,656,456
1.51%, 10/25/13 144AΩ†	2,300,000	2,179,064
3.00%, 09/30/19 144A	1,270,143	1,282,666
0.98%, 12/04/20 144A†	2,460,063	2,463,754
3.25%, 04/25/38 144A	827,479	836,482
0.81%, 02/25/48 144A†	749,851	750,493
FDIC Trust
2.18%, 05/25/50 144A	1,547,920	1,545,799
Federal Home Loan Mortgage Corporation
15.25%, 08/01/11	97	101
5.00%, 01/01/19	528,287	565,397
5.00%, 02/01/19	544,630	582,872
10.75%, 02/01/19	51,512	51,621
5.00%, 12/01/19	1,088,522	1,166,327
5.50%, 05/01/22	3,519,250	3,806,839
6.00%, 11/01/22	781,005	850,807
3.50%, 04/18/26 TBA	1,500,000	1,504,454
2.78%, 07/01/27†	17,419	18,351
2.39%, 06/01/33†	1,443,544	1,490,076
2.45%, 04/01/34†	1,124,270	1,178,371
2.50%, 10/01/34†	396,865	417,358
2.67%, 08/01/35†	1,176,340	1,226,536
2.74%, 10/01/35†	951,775	1,003,316
2.68%, 04/01/36†	926,392	976,000
5.50%, 12/01/37	1,557,302	1,664,825
5.50%, 05/01/38	3,111,787	3,322,261
5.50%, 02/01/40	929,450	992,316
Federal Home Loan Mortgage Corporation REMIC
5.38%, 09/15/11	603,712	611,035
0.61%, 12/15/30†	225,710	225,631
Federal Housing Authority
7.43%, 09/01/22	1,359	1,359
Federal National Mortgage Association
5.00%, 01/01/18	1,549,845	1,659,413
5.50%, 12/01/18	551,473	598,145
5.00%, 07/01/19	245,424	262,622
5.00%, 05/01/21	2,216,194	2,372,870
5.00%, 11/01/21	937,251	1,003,511
2.50%, 12/01/24†	52,773	53,286
9.00%, 05/01/25	65,226	76,183
9.00%, 07/01/25	70,101	82,936
5.00%, 03/01/26	3,800,000	4,068,645
2.54%, 09/01/31†	55,709	58,669
5.50%, 10/01/32	930,662	1,002,737
2.15%, 04/01/33†	249,806	260,414
2.39%, 06/01/33†	246,955	255,849
2.81%, 10/01/33†	540,519	570,224
2.56%, 12/01/33†	171,612	179,735
2.64%, 09/01/34†	330,146	342,858
2.65%, 09/01/34†	413,950	429,532
2.43%, 10/01/34†	423,095	441,506
2.62%, 10/01/34†	545,364	570,127
2.94%, 08/01/35†	2,469,211	2,593,017
2.98%, 09/01/35†	1,033,155	1,085,678
5.35%, 10/01/35†	1,130,286	1,208,008
2.49%, 12/01/35†	63,448	66,564
5.50%, 05/13/36 TBA	5,900,000	6,290,875
4.50%, 05/01/40 TBA	14,200,000	14,401,910
3.50%, 04/01/41 TBA	7,000,000	7,017,500
1.52%, 07/01/44†	185,544	185,673
Federal National Mortgage Association REMIC
4.00%, 11/25/19	480,856	500,820
5.50%, 11/25/27	517,420	520,466
0.85%, 05/25/30†	1,151,688	1,152,234
0.90%, 05/25/30†	910,637	909,286
FHLMC Multifamily Structured Pass-Through Certificates
2.23%, 07/25/13	927,830	937,471
3.61%, 06/25/14	1,095,000	1,135,441
FHLMC Structured Pass-Through Securities
1.25%, 05/25/43†	1,138,148	1,169,957
1.72%, 07/25/44†	1,847,290	1,832,569
First Horizon Alternative Mortgage Securities
2.37%, 06/25/34†	640,685	591,700
Fosse Master Issuer PLC
0.38%, 10/18/54†	328,552	328,046
GE Capital Commercial Mortgage Corporation
6.53%, 05/15/33	119,490	119,365
6.07%, 06/10/38	1,992,154	2,025,464
GMAC Commercial Mortgage Securities, Inc.
6.70%, 04/15/34	746,997	746,287
Government National Mortgage Association
3.38%, 06/20/17†	15,613	16,237
2.13%, 10/20/27†	45,556	47,001
8.50%, 10/15/29	26,951	32,427
0.85%, 02/16/30†	177,822	178,224
8.50%, 03/15/30	3,593	4,328
8.50%, 04/15/30	11,924	13,152
8.50%, 05/15/30	133,200	160,429
8.50%, 06/15/30	6,836	8,235
8.50%, 07/15/30	61,384	73,942
8.50%, 08/15/30	17,434	21,003
8.50%, 09/15/30	2,173	2,618
8.50%, 11/15/30	50,325	60,627
8.50%, 12/15/30	32,189	38,779
8.50%, 02/15/31	18,721	22,581
5.16%, 06/16/31†	1,155,000	1,252,087
0.55%, 03/20/37†	2,436,271	2,417,305
0.55%, 05/20/37†	1,012,973	1,005,074
Gracechurch Mortgage Financing PLC
0.39%, 11/20/39	1,361,422	1,345,109
0.39%, 11/20/56 144A†	2,422,162	2,393,138
1.18%, 11/20/56(E)†	826,285	1,165,289

32	See Notes to Schedule of Investments.

	Par	Value
Granite Mortgages PLC
1.39%, 01/20/44(E)†	$406,148	$553,287
Greenpoint Mortgage Funding Trust
0.43%, 01/25/37†	955,686	594,267
0.52%, 11/25/45†	267,826	174,788
GS Mortgage Securities Corporation II
6.45%, 08/05/18 144A†	1,516,935	1,548,749
6.04%, 08/15/18 144A	53,127	53,709
GSR Mortgage Loan Trust
2.95%, 09/25/34†	644,026	641,979
2.80%, 09/25/35†	2,554,906	2,485,836
HarborView Mortgage Loan Trust
3.01%, 12/19/35†	1,705,512	1,363,719
0.46%, 11/19/36†	2,045,365	1,351,655
Holmes Master Issuer PLC
0.38%, 07/15/21†	1,030,000	1,028,455
0.86%, 07/15/21(U)†	625,000	999,615
1.10%, 07/15/21(E)†	730,000	1,031,401
Indymac Index Mortgage Loan Trust
0.52%, 06/25/37†	749,112	151,128
0.44%, 09/25/46†	1,103,862	651,593
JP Morgan Mortgage Trust
5.04%, 02/25/35†	428,749	434,863
LB-UBS Commercial Mortgage Trust
6.37%, 12/15/28	904,926	907,275
Luminent Mortgage Trust
0.42%, 12/25/36†	1,168,355	727,926
MASTR Adjustable Rate Mortgages Trust
2.84%, 12/25/33†	674,474	621,869
Merrill Lynch Floating Trust
0.80%, 07/09/21 144A†	199,959	190,134
Merrill Lynch Mortgage Trust
5.24%, 11/12/35	1,260,000	1,339,924
MLCC Mortgage Investors, Inc.
2.24%, 12/25/34†	959,504	928,178
2.10%, 02/25/36†	1,026,156	976,131
Morgan Stanley Capital I
5.36%, 12/15/44	1,212,837	1,252,620
Morgan Stanley Resecuritization Trust
0.50%, 06/17/13 144A†	1,065,000	1,063,828
NCUA Guaranteed Notes
0.63%, 11/06/17†	1,462,651	1,463,104
1.84%, 10/07/20	387,162	388,733
2.90%, 10/29/20	730,000	710,699
0.82%, 12/08/20†	4,176,105	4,195,691
0.80%, 03/09/21†	3,800,000	3,794,677
Opteum Mortgage Acceptance Corporation
0.53%, 11/25/35†	636,871	569,127
Permanent Master Issuer PLC
1.62%, 04/15/14(U)†	2,095,000	3,348,309
0.89%, 04/15/20(U)†	1,610,000	2,523,910
Provident Funding Mortgage Loan Trust
2.67%, 04/25/34†	1,090,508	1,070,706
Residential Accredit Loans, Inc.
0.65%, 01/25/33†	295,482	283,984
Residential Asset Securitization Trust
0.55%, 05/25/35†	680,513	596,738
Residential Funding Mortgage Securities I
6.50%, 03/25/32	31,885	32,995
Salomon Brothers Mortgage Securities VII, Inc.
6.50%, 11/13/36	1,651,057	1,673,278
Structured Adjustable Rate Mortgage Loan Trust
2.63%, 08/25/34†	1,017,299	884,269
0.55%, 09/25/34†	181,181	146,912
Structured Asset Mortgage Investments, Inc.
2.17%, 10/19/34†	566,436	392,018
0.50%, 07/19/35†	156,972	114,133
0.53%, 02/25/36†	905,954	543,001
Structured Asset Securities Corporation
0.30%, 05/25/36†	51,662	50,979
Superannuation Members Home Loans Global Fund
1.25%, 06/12/40(E)†	1,055,325	1,460,579
TBW Mortgage Backed Pass-Through Certificates
6.02%, 07/25/37 STEP	637,663	364,110
Thornburg Mortgage Securities Trust
0.37%, 07/25/36†	563,895	560,193
0.35%, 03/25/37†	1,729,279	1,684,315
0.39%, 06/25/37†	904,626	882,308
0.37%, 10/25/46†	1,262,545	1,250,712
0.36%, 11/25/46†	1,797,682	1,774,121
TIAA Seasoned Commercial Mortgage Trust
5.58%, 08/15/39†	920,196	929,802
Wachovia Bank Commercial Mortgage Trust
4.04%, 02/15/35	419,484	420,904
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.15%, 05/25/47†	955,325	273,923
Washington Mutual Mortgage Pass-Through Certificates
5.44%, 02/25/37†	1,006,624	716,080
5.55%, 05/25/37†	1,154,911	938,829
5.59%, 07/25/37†	2,708,628	1,939,546
1.71%, 06/25/42†	31,438	26,026
0.56%, 01/25/45†	1,075,821	904,589
0.57%, 08/25/45†	439,742	374,370
0.54%, 10/25/45†	455,802	392,188
1.29%, 06/25/46†	1,674,368	1,261,024
1.05%, 01/25/47†	965,466	578,701
Wells Fargo Mortgage-Backed Securities Trust
2.87%, 12/25/34†	1,101,041	1,074,162

Total Mortgage-Backed Securities (Cost $194,324,995)		188,953,558

See Notes to Schedule of Investments.	33

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
MUNICIPAL BONDS — 3.4%
California State Public Works Board, California State University Projects, Series B-2 Revenue Bond
7.80%, 03/01/35	$800,000	$791,368
Chicago Transit Authority, Revenue Bond
6.90%, 12/01/40	1,300,000	1,276,405
Citizens Property Insurance Corporation High Risk Account, Series A-1 Revenue Bond
5.00%, 06/01/12	1,100,000	1,142,372
Dallas County Hospital District, Series B General Obligation Bond
6.17%, 08/15/34	1,300,000	1,313,481
Irvine Ranch Water District Joint Powers Agency, Revenue Bond, Escrowed to Maturity
2.61%, 03/15/14	2,800,000	2,858,688
Kentucky Asset/Liability Commission, Revenue Bond
3.17%, 04/01/18	700,000	679,896
North Texas Higher Education Authority, Taxable student Loan (RB) Series
1 1.41%, 04/01/40†	500,000	498,110
State of California General Obligation Bond
5.10%, 08/01/14	170,000	175,401
5.00%, 11/01/32	1,300,000	1,210,222
7.50%, 04/01/34	1,600,000	1,723,424
5.65%, 04/01/39†	1,850,000	1,945,053
7.55%, 04/01/39	3,400,000	3,699,166
State of Illinois General Obligation Bond
2.77%, 01/01/12	1,820,000	1,831,211
3.32%, 01/01/13	5,500,000	5,507,315

Total Municipal Bonds (Cost $24,252,468)		24,652,112

U.S. TREASURY OBLIGATIONS — 14.0%
U.S. Treasury Bills
0.19%, 06/16/11‡‡	280,000	279,962
0.19%, 07/07/11Δ‡‡	280,000	279,930
0.30%, 07/28/11	200,000	199,936
0.18%, 08/18/11Δ	23,600,000	23,588,625
0.25%, 08/25/11‡‡	28,820,000	28,804,812
0.25%, 02/09/12Ω	4,800,000	4,790,597

		57,943,862

U.S. Treasury Bonds
8.13%, 05/15/21Δ‡‡	41,000	57,458
7.25%, 08/15/22	51,000	68,125
7.63%, 11/15/22‡‡	117,000	160,710

		286,293

U.S. Treasury Notes
1.75%, 11/15/11‡‡	500,000	504,844
4.63%, 02/29/12‡‡	9,500,000	9,874,803
1.00%, 04/30/12	1,469,000	1,479,381
0.63%, 06/30/12	230,000	230,629
0.50%, 11/30/12	3,500,000	3,493,165
0.63%, 12/31/12Δ	12,000,000	11,991,564
1.00%, 01/15/14Δ	5,000,000	4,976,175
1.25%, 02/15/14Δ	867,000	867,677
1.25%, 03/15/14Δ‡‡	8,210,000	8,208,736
2.13%, 02/29/16Δ	2,685,000	2,677,028

		44,304,002

Total U.S. Treasury Obligations (Cost $102,549,354)		102,534,157

	Shares
MONEY MARKET FUNDS — 15.6%
GuideStone Money Market Fund (GS4 Class)¥	45,625,095	45,625,095
Northern Institutional Liquid Assets Portfolio§	69,282,722	69,282,722

Total Money Market Funds (Cost $114,907,817)		114,907,817

	Par
REPURCHASE AGREEMENTS — 11.0%
Morgan Stanley & Co., Inc. 0.14% (dated 04/01/11, due 04/04/11, repurchase price $38,400,448, collateralized by U.S. Treasury Bond, 4.375%, due 11/15/39, total market value $39,189,879)	$38,400,000	38,400,000
Morgan Stanley & Co., Inc. 0.15% (dated 03/31/11, due 04/01/11, repurchase price $36,700,153, collateralized by Federal Home Loan Mortgage Corporation, 1.230%, due 08/23/13, total market value $37,384,181)	36,700,000	36,700,000
Morgan Stanley & Co., Inc. 0.14% (dated 04/01/11, due 04/04/11, repurchase price $5,500,064, collateralized by U.S. Treasury Note, 2.750%, due 02/15/19, total market value $5,629,753)	5,500,000	5,500,000

Total Repurchase Agreements (Cost $80,600,000)		80,600,000

TOTAL INVESTMENTS — 119.6% (Cost $880,760,858)		878,100,855

	Number of Contracts
WRITTEN OPTIONS — (0.1)%
Call Options — 0.0%
June 2011 10-Year U.S. Treasury Futures, Strike Price $122.00, Expires 05/23/11 (CITI)	(52)	(13,813)
May 2011 10-Year U.S. Treasury Note Futures, Strike Price $123.00, Expires 04/22/11 (CITI)	(1)	(31)
September 2011 90-Day Eurodollar Futures, Strike Price $99.375, Expires 09/19/11 (JPM)	(32)	(18,800)

34	See Notes to Schedule of Investments.

	Notional Amount	Value
3-Month LIBOR, Strike Price $3.10, Expires 04/25/11 (RBS)	$(3,700,000)	$(1,440)

		(34,084)

	Number of Contracts
Put Options — 0.0%
June 2011 10-Year U.S. Treasury Futures, Strike Price $117.00, Expires 05/23/11 (JPM)	(52)	(26,000)
May 2011 10-Year U.S. Treasury Note Futures, Strike Price $118.50, Expires 04/22/11 (CITI)	(1)	(562)
September 2011 90-Day Eurodollar Futures, Strike Price $99.375, Expires 09/19/11 (JPM)	(32)	(5,600)

	Notional Amount
3-Month LIBOR, Strike Price $3.70, Expires 04/25/11 (RBS)	$(3,700,000)	(22,045)

		(54,207)

Put Swaptions — (0.1)%
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (BAR)	(200,000)	(22)
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (CS)	(100,000)	(11)
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (MSCS)	(3,800,000)	(423)
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (RBS)	(300,000)	(33)
3-Month LIBOR, Strike Price $2.25, Expires 06/18/12 (RBS)	(2,700,000)	(39,453)
3-Month LIBOR, Strike Price $2.25, Expires 09/24/12 (CITI)	(600,000)	(8,236)
3-Month LIBOR, Strike Price $2.25, Expires 09/24/12 (MSCS)	(900,000)	(12,353)
3-Month LIBOR, Strike Price $2.25, Expires 09/24/12 (RBS)	(11,700,000)	(160,594)
3-Month LIBOR, Strike Price $2.25, Expires 09/24/12 (UBS)	(2,100,000)	(28,825)
3-Month LIBOR, Strike Price $2.75, Expires 06/18/12 (DEUT)	(2,800,000)	(40,915)
3-Month LIBOR, Strike Price $3.00, Expires 06/18/12 (BAR)	(3,900,000)	(46,584)
3-Month LIBOR, Strike Price $3.00, Expires 06/18/12 (CITI)	(4,000,000)	(47,778)
3-Month LIBOR, Strike Price $3.00, Expires 06/18/12 (DEUT)	(500,000)	(5,972)

		(391,199)

Total Written Options (Premiums received $(390,692))		(479,490)

	Par
TBA SALE COMMITMENTS — (4.6)%
Federal National Mortgage Association (RBS)
5.50%, 04/01/38 TBA	$(7,000,000)	(7,485,625)
Federal Home Loan Mortgage Corporation (CS)
3.50%, 04/01/41 TBA	(1,500,000)	(1,506,711)
Federal Home Loan Mortgage Corporation (CS)
5.50%, 01/01/39 TBA	(6,000,000)	(6,399,372)
Federal National Mortgage Association (RBS)
4.00%, 04/01/41 TBA	(19,000,000)	(18,685,322)

Total TBA Sale Commitments (Cost $(34,129,811))		(34,077,030)

Liabilities in Excess of Other Assets — (14.9)%		(109,535,929)

NET ASSETS — 100.0%		$734,008,406

Please see abbreviation and footnote definitions on page beginning on page 112.

PORTFOLIO SUMMARY (based on net assets)

%
Futures Contracts	31.7
Mortgage-Backed Securities	25.7
Foreign Bonds	20.6
Corporate Bonds	20.1
Money Market Funds	15.6
U.S. Treasury Obligations	14.0
Repurchase Agreements	11.0
Asset-Backed Securities	8.4
Municipal Bonds	3.4
Agency Obligations	0.8
Swap Agreements	0.2
Written Options	(0.1)
TBA Sale Commitments	(4.6)
Forward Foreign Currency Contracts	(8.3)

138.5

See Notes to Schedule of Investments.	35

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Swap agreements outstanding at March 31, 2011:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Buy Protection
Nabors Industries, 6.15% due 02/15/18	(0.63)%	03/20/18	CITI	USD	$3,300,000	$111,485	$—	$111,485
Nabors Industries, 5.375% due 08/15/12	(1.00)%	03/20/19	BNP	USD	2,700,000	37,740	8,660	29,080
Morgan Stanley ABS Capital I, 7.02% due 12/27/33	(0.54)%	12/27/33	MSCS	USD	405,347	178,537	—	178,537
Long Beach Mortgage Trust, 6.72%, due 02/25/34	(0.49)%	02/25/34	BAR	USD	412,597	182,515	—	182,515
Specialty Underwriting & Residential Finance, 6.62% due 02/25/35	(0.59)%	02/25/35	BAR	USD	437,951	267,688	—	267,688

					$7,255,895	$777,965	$8,660	$769,305

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
Dow Jones CDX HY-8 Index	(1.63)%	06/20/12	CITI	USD	$4,900,000	$(86,709)	$—	$(86,709)
Dow Jones CDX IG14 5Y Index	(1.00)%	06/20/15	GSC	USD	7,900,000	(175,170)	115,963	(291,133)
Dow Jones CDX IG15 5Y Index	(1.00)%	12/20/15	MSCS	USD	1,800,000	(13,515)	(12,987)	(528)
Dow Jones CDX IG9 10Y Index	(0.80)%	12/20/17	GSC	USD	6,872,800	194,695	80,823	113,872
Dow Jones CDX IG9 10Y Index	(0.80)%	12/20/17	MSCS	USD	5,227,200	148,078	59,487	88,591
Dow Jones CDX IG9 10Y Index	(0.80)%	12/20/17	BAR	USD	2,420,000	68,555	22,858	45,697
Dow Jones CDX IG9 10Y Index	(0.80)%	12/20/17	RBS	USD	2,032,800	57,586	20,772	36,814
CMBX.NA.AAA.4 Index	(0.35)%	02/17/51	GSC	USD	5,700,000	265,612	884,582	(618,970)

					$36,852,800	$459,132	$1,171,498	$(712,366)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
Brazil Cetip Interbank Deposit	11.67%	01/02/12	MSCS	BRL	$1,800,000	$31,837	$5,412	$26,425
Brazil Cetip Interbank Deposit	(11.91)%	01/02/13	BAR	BRL	5,000,000	10,604	22,580	(11,976)
Brazil Cetip Interbank Deposit	11.94%	01/02/14	HSBC	BRL	10,400,000	(55,708)	18,664	(74,372)
Brazil Cetip Interbank Deposit	11.96%	01/02/14	GSC	BRL	5,900,000	(7,607)	(7,826)	219
6-Month BBR BBSW Index	(5.50)%	12/15/17	BAR	AUD	1,500,000	7,942	(6,970)	14,912
6-Month BBR BBSW Index	(5.50)%	12/15/17	DEUT	AUD	1,000,000	5,295	(4,121)	9,416

					$25,600,000	$(7,637)	$27,739	$(35,376)

Total Swap agreements outstanding at March 31, 2011						$1,229,460	$1,207,897	$21,563

Please see abbreviation and footnote definitions on page beginning on page 112.

36	See Notes to Schedule of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$6,240,959	$—	$6,240,959	$—
Asset-Backed Securities	61,410,550	—	61,410,550	—
Corporate Bonds	147,813,561	—	147,813,561	—
Foreign Bonds	150,988,141	—	150,988,141	—
Money Market Funds	114,907,817	114,907,817	—	—
Mortgage-Backed Securities	188,953,558	—	188,953,558	—
Municipal Bonds	24,652,112	—	24,652,112	—
Repurchase Agreements	80,600,000	—	80,600,000	—
U.S. Treasury Obligations	102,534,157	—	102,534,157	—

Total Assets — Investments in Securities	$878,100,855	$114,907,817	$763,193,038	$—

Other Financial Instruments***
Swap Agreements	$1,229,460	$—	$1,229,460	$—

Total Assets — Other Financial Instruments	$1,229,460	$—	$1,229,460	$—

Liabilities:
Investments in Securities:
TBA Sale Commitments	$(34,077,030)	$—	$(34,077,030)	$—
Written Options	(479,490)	(64,806)	(414,684)	—

Total Liabilities — Investments in Securities	$(34,556,520)	$(64,806)	$(34,491,714)	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(1,374,688)	$—	$(1,374,688)	$—
Futures Contracts	(290,128)	(290,128)	—	—

Total Liabilities — Other Financial Instruments	$(1,664,816)	$(290,128)	$(1,374,688)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Schedule of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Corporate Bond
Balance, 12/31/10	$110,903	$110,903
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Purchases	—	—
Sales	(110,903)	(110,903)
Transfers in and/or out of Level 3	—	—

Balance, 03/31/11	$—	$—

See Notes to Schedule of Investments.	37

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 3.7%
Federal Farm Credit Bank
0.16%, 09/12/11Ω	$5,900,000	$5,895,970
5.05%, 11/06/17	400,000	448,732
Federal Home Loan Bank
0.18%, 05/09/11Ω‡‡	46,000	45,995
0.02%, 08/03/11	7,400,000	7,403,130
0.20%, 08/30/11Ω	7,400,000	7,396,278
5.63%, 06/11/21	700,000	799,992
Federal Home Loan Mortgage Corporation
1.38%, 02/25/14Δ	890,000	891,041
Federal National Mortgage Association
0.05%, 04/06/11Ω	3,000,000	2,999,952
5.25%, 08/01/12	2,400,000	2,539,383
4.38%, 10/15/15	510,000	556,975
5.38%, 06/12/17	700,000	799,240
4.59%, 10/09/19Ω	150,000	102,119
6.63%, 11/15/30Δ	820,000	1,038,432
5.63%, 07/15/37	300,000	337,306
Tennessee Valley Authority
5.25%, 09/15/39	350,000	368,459
4.63%, 09/15/60Δ	200,000	186,162

Total Agency Obligations (Cost $31,689,959)		31,809,166

ASSET-BACKED SECURITIES — 5.0%
Access Group, Inc.
1.60%, 10/27/25†	1,514,177	1,543,219
Amortizing Residential
Collateral Trust
0.53%, 01/01/32†	37,476	28,009
Asset-Backed Securities
Corporation Home Equity
0.53%, 09/25/34†	168,112	153,183
Avis Budget Rental Car
Funding AESOP LLC
4.64%, 05/20/16 144A	200,000	213,385
Bayview Financial
Acquisition Trust
0.92%, 02/28/44†	461,992	429,510
Bear Stearns Asset-Backed Securities, Inc.
6.00%, 10/25/36	2,683,828	2,077,685
6.50%, 10/25/36	3,096,345	2,090,333
Brazos Higher Education Authority
0.42%, 09/25/23†	765,683	757,236
1.21%, 05/25/29†	493,482	492,389
1.11%, 02/25/30†	1,100,000	1,100,119
CIT Mortgage Loan Trust
1.25%, 10/25/37 144A†@	280,574	272,270
1.50%, 10/25/37 144A†@	430,000	324,115
1.71%, 10/25/37 144A†@	800,000	433,946
College Loan Corporation Trust
0.39%, 10/25/25†	1,000,000	1,001,840
Countrywide Home Equity Loan Trust
0.55%, 02/15/34†	352,400	219,840
0.50%, 12/15/35†	966,046	525,721
0.40%, 07/15/36†	1,030,450	674,028
Daimler Chrysler Auto Trust
1.74%, 09/10/12†	989,662	991,167
Education Funding Capital Trust I
1.45%, 06/15/43†	200,000	189,000
EFS Volunteer LLC
1.16%, 10/25/35 144A†	450,000	419,202
EMC Mortgage Loan Trust
0.80%, 11/25/41 144A†	123,329	108,287
Ford Credit Auto Owner Trust
1.68%, 06/15/12†	463,689	464,481
GMAC Mortgage Corporation Loan Trust
7.00%, 09/25/37	389,297	269,992
Goal Capital Funding Trust
1.01%, 08/25/48 144A†	426,227	417,948
Greenpoint Manufactured Housing
2.26%, 11/22/31†	325,000	275,750
GSAMP Trust
0.36%, 05/25/46 144A†	140,792	139,028
Hertz Vehicle Financing LLC
5.29%, 03/25/16 144A	400,000	436,755
HSBC Home Equity Loan Trust
1.45%, 11/20/36†	869,186	796,978
Illinois Student Assistance Commission
1.20%, 07/25/45†	1,400,000	1,329,272
Knowledgeworks Foundation
1.26%, 02/25/42†	287,984	283,917
Lehman XS Trust
0.55%, 11/25/35†	888,592	672,837
0.52%, 02/25/36†	994,070	608,767
Madison Avenue Manufactured Housing Contract
0.60%, 03/25/32†	50,526	50,486
Magnolia Funding, Ltd.
3.00%, 04/20/17 144A(E)	2,060,965	2,929,490
Missouri Higher Education Loan Authority
1.16%, 11/26/32†	879,298	881,396
Nelnet Education Loan Funding, Inc.
1.09%, 02/25/39†	800,000	738,248
Nelnet Student Loan Trust
1.78%, 04/25/24†	780,000	800,588
1.08%, 07/27/48 144A†	378,191	377,737
Panhandle-Plains Higher Education Authority, Inc.
1.49%, 10/01/35†	1,000,000	1,008,676
Provident Bank Home Equity Loan Trust
0.79%, 08/25/31†	111,944	59,668
Residential Asset Mortgage Products, Inc.
0.73%, 03/25/34†	360,559	249,578
Residential Funding Securities LLC
0.70%, 06/25/33 144A†	333,407	299,699
Salomon Brothers Mortgage Securities VII, Inc.
0.73%, 03/25/28†	43,480	41,066
SLM Student Loan Trust
1.80%, 04/25/23†	6,139,799	6,337,449
0.60%, 12/15/25 144A†	400,000	378,000
6.26%, 07/15/42 144A†	6,749,250	6,521,657

38	See Notes to Schedule of Investments.

	Par	Value
3.50%, 08/17/43 144A†@	$1,416,008	$1,409,249
3.51%, 05/16/44 144A@	1,419,009	1,486,489

Total Asset-Backed Securities (Cost $46,823,958)		43,309,685

CORPORATE BONDS — 20.6%
Allied Waste North America, Inc.
7.13%, 05/15/16	125,000	130,608
Ally Financial, Inc.
5.38%, 06/06/11	1,200,000	1,210,500
6.88%, 09/15/11Δ	1,500,000	1,531,875
6.00%, 12/15/11Δ	400,000	410,000
6.25%, 12/01/17 144AΔ	606,000	618,120
American Express Bank FSB
6.00%, 09/13/17Δ	1,100,000	1,220,475
American Express Co.
6.80%, 09/01/66†	1,340,000	1,376,850
American Express Credit Corporation
5.13%, 08/25/14Δ	160,000	172,726
American International Group, Inc.
3.75%, 11/30/13 144A	200,000	203,680
5.60%, 10/18/16	600,000	625,419
5.85%, 01/16/18	180,000	188,018
8.25%, 08/15/18 144A	3,200,000	3,753,126
6.25%, 03/15/87	680,000	625,600
Anadarko Petroleum Corporation
6.38%, 09/15/17	525,000	578,635
ANZ Capital Trust II
5.36%, 11/29/49 144A	800,000	822,000
Apache Corporation
6.00%, 09/15/13	680,000	752,657
Arizona Public Service Co.
8.75%, 03/01/19	525,000	662,862
ASIF Global Financing XIX
4.90%, 01/17/13 144A	100,000	105,000
Astoria Financial Corporation
5.75%, 10/15/12	450,000	460,725
AT&T, Inc.
5.10%, 09/15/14	550,000	601,934
6.55%, 02/15/39Δ	430,000	449,626
5.35%, 09/01/40 144A	70,000	62,921
BAC Capital Trust XIV
5.63%, 09/20/49†	40,000	31,100
Baker Hughes, Inc.
7.50%, 11/15/18	710,000	887,633
Bank of America Corporation
1.72%, 01/30/14†	900,000	915,468
3.63%, 03/17/16Δ	400,000	394,810
0.56%, 10/14/16†Δ	1,700,000	1,589,549
5.75%, 12/01/17	2,290,000	2,416,103
5.65%, 05/01/18	2,700,000	2,825,828
5.88%, 01/05/21	400,000	418,447
BB&T Corporation
3.20%, 03/15/16	475,000	472,284
Bear Stearns Cos. LLC
5.70%, 11/15/14Δ	1,000,000	1,100,038
6.40%, 10/02/17Δ	1,200,000	1,349,870
7.25%, 02/01/18	1,825,000	2,129,295
BellSouth Capital Funding Corporation
7.88%, 02/15/30Δ	210,000	254,270
BellSouth Corporation
4.75%, 11/15/12Δ	40,000	42,338
6.88%, 10/15/31	10,000	10,909
Berkshire Hathaway, Inc.
3.20%, 02/11/15Δ	280,000	288,482
Boeing Capital Corporation
4.70%, 10/27/19Δ	230,000	243,261
Boeing Co.
4.88%, 02/15/20Δ	300,000	321,143
6.63%, 02/15/38	210,000	248,078
Boston Scientific Corporation
4.50%, 01/15/15Δ	500,000	516,139
Brandywine Operating Partnership LP REIT
4.95%, 04/15/18	425,000	420,755
Capital One Capital III
7.69%, 08/01/66	250,000	259,688
Casella Waste Systems, Inc.
11.00%, 07/15/14	375,000	426,562
Caterpillar Financial Services Corporation
6.20%, 09/30/13	450,000	502,043
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	710,000	913,561
CenterPoint Energy Resources Corporation
5.95%, 01/15/14Δ	525,000	574,238
Charter Communications Operating LLC
8.00%, 04/30/12 144A	750,000	791,250
10.88%, 09/15/14 144AΔ	200,000	225,000
Chubb Corporation
6.38%, 03/29/67†Δ	375,000	396,562
CIT Group, Inc.
7.00%, 05/01/13Δ	285,884	291,959
CitiFinancial, Inc.
6.63%, 06/01/15	300,000	323,000
Citigroup, Inc.
6.50%, 08/19/13	110,000	120,336
6.00%, 12/13/13Δ	980,000	1,066,245
5.00%, 09/15/14Δ	1,720,000	1,797,448
6.01%, 01/15/15	150,000	164,061
5.50%, 02/15/17	1,160,000	1,206,546
6.13%, 11/21/17	1,000,000	1,091,149
6.13%, 05/15/18	4,800,000	5,243,011
5.38%, 08/09/20Δ	425,000	438,319
6.88%, 03/05/38	810,000	893,006
Comcast Cable Communications Holdings, Inc.
8.38%, 03/15/13	83,000	93,585
9.46%, 11/15/22	200,000	271,165
Comcast Corporation
5.70%, 05/15/18Δ	1,250,000	1,362,651
6.95%, 08/15/37	40,000	43,685
6.40%, 03/01/40Δ	140,000	143,866
Comcast Holdings Corporation
10.63%, 07/15/12	550,000	613,857
Complete Production Services, Inc.
8.00%, 12/15/16	280,000	296,800
ConocoPhillips Holding Co.
6.95%, 04/15/29	580,000	694,388

See Notes to Schedule of Investments.	39

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
COX Communications, Inc.
5.45%, 12/15/14	$210,000	$231,969
CSC Holdings, Inc.
7.63%, 04/01/11	500,000	500,000
6.75%, 04/15/12	60,000	62,400
CVS Caremark Corporation
6.60%, 03/15/19	590,000	677,843
CVS Pass-Through Trust
6.94%, 01/10/30 144AΔ	931,961	1,015,630
Daimler Finance NA LLC
5.75%, 09/08/11	1,900,000	1,941,547
7.30%, 01/15/12	550,000	577,826
6.50%, 11/15/13	100,000	111,745
DCP Midstream LLC
9.75%, 03/15/19 144A	200,000	258,158
Delta Air Lines 2007-1 A
6.82%, 02/10/24	392,449	405,203
Developers Diversified Realty Corporation REIT
9.63%, 03/15/16	205,000	249,993
7.50%, 04/01/17	375,000	423,485
4.75%, 04/15/18	200,000	194,969
DIRECTV Holdings LLC
3.50%, 03/01/16	525,000	526,729
Discover Bank
8.70%, 11/18/19	425,000	509,978
DISH DBS Corporation
7.00%, 10/01/13	10,000	10,850
6.63%, 10/01/14	30,000	31,838
7.75%, 05/31/15	200,000	220,000
DJO Finance LLC
10.88%, 11/15/14	125,000	136,875
Dominion Resources, Inc.
5.70%, 09/17/12	1,230,000	1,307,847
Dow Chemical Co.
7.60%, 05/15/14	550,000	636,041
Duke Energy Carolinas LLC
5.63%, 11/30/12	580,000	621,569
El Paso Corporation
7.00%, 06/15/17Δ	710,000	798,183
7.80%, 08/01/31	750,000	835,771
El Paso Natural Gas Co.
7.50%, 11/15/26	300,000	342,787
El Paso Performance-Linked Trust
7.75%, 07/15/11 144A	1,460,000	1,488,130
El Paso Pipeline Partners Operating Co., LLC
6.50%, 04/01/20	175,000	193,311
Energy Future Holdings Corporation
5.55%, 11/15/14Δ	120,000	79,200
Energy Transfer Partners LP
5.95%, 02/01/15	650,000	713,239
6.70%, 07/01/18Δ	570,000	646,736
Enterprise Products Operating LLC
7.03%, 01/15/68†	350,000	363,613
EOG Resources, Inc.
1.06%, 02/03/14†	3,500,000	3,533,170
Exelon Corporation
5.63%, 06/15/35	655,000	612,479
Fifth Third Bancorp
3.63%, 01/25/16Δ	175,000	175,037
Fifth Third Bank Ohio
0.42%, 05/17/13†	400,000	393,422
First Niagara Financial Group, Inc.
6.75%, 03/19/20	250,000	273,170
FirstEnergy Corporation
6.45%, 11/15/11	3,000	3,090
7.38%, 11/15/31	1,080,000	1,173,060
Ford Motor Credit Co., LLC
5.56%, 06/15/11†	607,000	612,360
5.63%, 09/15/15Δ	4,100,000	4,297,641
8.00%, 12/15/16	1,300,000	1,477,449
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17	1,995,000	2,202,099
General Electric Capital Corporation
5.45%, 01/15/13Δ	150,000	160,472
1.15%, 01/07/14†	3,200,000	3,228,739
6.00%, 08/07/19Δ	1,850,000	2,023,108
4.38%, 09/16/20	330,000	321,306
4.63%, 01/07/21Δ	460,000	453,898
General Electric Co.
5.00%, 02/01/13	840,000	895,335
5.25%, 12/06/17	200,000	218,108
Georgia-Pacific LLC
8.13%, 05/15/11	4,000	4,045
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18	380,000	427,697
Goldman Sachs Capital II
5.79%, 06/01/43†	60,000	52,050
Goldman Sachs Group, Inc.
6.60%, 01/15/12	70,000	73,185
5.30%, 02/14/12	30,000	31,176
3.63%, 08/01/12	110,000	113,475
5.45%, 11/01/12	190,000	202,017
4.75%, 07/15/13	60,000	63,615
5.25%, 10/15/13	160,000	171,917
5.75%, 10/01/16Δ	1,900,000	2,066,955
6.25%, 09/01/17Δ	1,700,000	1,863,848
5.95%, 01/18/18Δ	2,300,000	2,473,208
5.38%, 03/15/20	310,000	315,309
6.00%, 06/15/20Δ	460,000	487,140
6.25%, 02/01/41	740,000	739,414
HCA, Inc.
6.50%, 02/15/16Δ	686,000	701,435
9.63%, 11/15/16 PIKΔ	95,720	103,378
7.88%, 02/15/20	125,000	136,562
7.69%, 06/15/25	250,000	239,375
HCP, Inc. REIT
5.38%, 02/01/21	525,000	531,193
Hess Corporation
8.13%, 02/15/19Δ	330,000	414,894
7.88%, 10/01/29	260,000	321,884
7.30%, 08/15/31	270,000	317,460
Hospira, Inc.
5.60%, 09/15/40	275,000	263,715
HSBC Finance Corporation
7.00%, 05/15/12	390,000	414,908
6.38%, 11/27/12	70,000	75,361
6.68%, 01/15/21 144A	60,000	62,391
Humana, Inc.
7.20%, 06/15/18Δ	480,000	546,348

40	See Notes to Schedule of Investments.

	Par	Value
ILFC E-Capital Trust II
6.25%, 12/21/65 144A†Δ	$280,000	$236,600
International Lease Finance Corporation
6.50%, 09/01/14 144A	240,000	257,400
6.75%, 09/01/16 144A	880,000	946,000
Iron Mountain, Inc.
6.63%, 01/01/16Δ	125,000	126,250
JPMorgan Chase & Co.
5.75%, 01/02/13	320,000	342,246
5.15%, 10/01/15	1,890,000	2,026,611
6.30%, 04/23/19Δ	800,000	886,923
4.95%, 03/25/20Δ	800,000	814,786
4.40%, 07/22/20	230,000	222,679
4.25%, 10/15/20	300,000	287,266
JPMorgan Chase Capital XXV
6.80%, 10/01/37	375,000	378,081
Kerr-McGee Corporation
6.95%, 07/01/24Δ	410,000	454,513
7.88%, 09/15/31	690,000	789,183
Kinder Morgan Energy Partners LP
7.13%, 03/15/12	410,000	433,222
5.85%, 09/15/12	40,000	42,562
5.00%, 12/15/13	200,000	216,368
6.00%, 02/01/17	250,000	278,559
Kraft Foods, Inc.
6.13%, 08/23/18	350,000	392,001
5.38%, 02/10/20	800,000	846,086
6.50%, 02/09/40	300,000	321,505
Kroger Co.
6.15%, 01/15/20Δ	360,000	406,694
L-3 Communications Corporation
6.38%, 10/15/15	350,000	362,250
Lehman Brothers Holdings Capital Trust VII
5.86%, 11/29/49#	2,330,000	699
Lehman Brothers Holdings, Inc.
6.63%, 01/18/12#	200,000	52,250
5.63%, 01/24/13#	2,300,000	609,500
6.50%, 07/19/17#	150,000	120
6.75%, 12/28/17#	3,340,000	2,672
Liberty Property LP
4.75%, 10/01/20	575,000	569,143
Life Technologies Corporation
5.00%, 01/15/21	625,000	626,114
Medtronic, Inc.
4.45%, 03/15/20	300,000	307,903
Merrill Lynch & Co., Inc.
5.45%, 02/05/13Δ	3,850,000	4,083,006
6.05%, 05/16/16	375,000	396,769
5.70%, 05/02/17	400,000	415,644
6.40%, 08/28/17Δ	2,300,000	2,510,489
MetLife Capital Trust IV
7.88%, 12/15/67 144A	300,000	324,000
MetLife Capital Trust X
9.25%, 04/08/68 144A†Δ	300,000	363,750
MetLife, Inc.
4.75%, 02/08/21Δ	620,000	622,626
6.40%, 12/15/66	150,000	145,215
Morgan Stanley
5.63%, 01/09/12	310,000	321,926
5.75%, 08/31/12Δ	2,055,000	2,180,591
1.42%, 03/01/13(E)	500,000	699,616
0.75%, 10/18/16†	340,000	318,407
6.63%, 04/01/18	1,350,000	1,485,899
Motors Liquidation Co.
8.25%, 07/15/23#	210,000	60,900
8.38%, 07/05/33(E)#	170,000	68,061
Nabors Industries, Inc.
9.25%, 01/15/19	3,300,000	4,165,877
Nationwide Financial Services
5.38%, 03/25/21 144A@Δ	575,000	570,622
NBCUniversal Media LLC
4.38%, 04/01/21 144A	150,000	143,894
New Cingular Wireless Services, Inc.
8.13%, 05/01/12	135,000	145,337
News America, Inc.
6.15%, 02/15/41 144AΔ	450,000	447,754
Northwestern Mutual Life Insurance
6.06%, 03/30/40 144A	600,000	635,751
NRG Energy, Inc.
7.38%, 02/01/16	80,000	83,000
7.38%, 01/15/17	35,000	36,575
Overseas Private Investment Corporation
0.56%, 07/12/16Ω†	3,000,000	3,631,650
Pacific Gas & Electric Co.
8.25%, 10/15/18Δ	40,000	51,169
5.80%, 03/01/37	250,000	253,586
Patrons’ Legacy
5.65%, 04/17/18 144A	1,290,357	1,210,897
Peabody Energy Corporation
7.88%, 11/01/26Δ	1,100,000	1,244,375
Pemex Project Funding Master Trust
6.63%, 06/15/35	159,000	160,290
PepsiCo, Inc.
7.90%, 11/01/18	140,000	177,961
Pfizer, Inc.
7.20%, 03/15/39	760,000	943,935
Pricoa Global Funding I
0.51%, 09/27/13 144A†	1,700,000	1,677,722
Private Export Funding Corporation
5.45%, 09/15/17	1,600,000	1,834,363
Progress Energy, Inc.
7.75%, 03/01/31	350,000	435,064
ProLogis
1.88%, 11/15/37	350,000	348,688
Prudential Financial, Inc.
4.50%, 11/15/20Δ	900,000	883,254
PVNGS II Funding Corporation, Inc.
8.00%, 12/30/15Δ	929,000	986,918
Qwest Corporation
8.88%, 03/15/12	200,000	214,500
Raytheon Co.
3.13%, 10/15/20	200,000	183,629
Reed Elsevier Capital, Inc.
8.63%, 01/15/19	410,000	520,337
Reinsurance Group of America, Inc.
6.75%, 12/15/65†	475,000	464,593
Rensselaer Polytechnic Institute
5.60%, 09/01/20	675,000	707,123

See Notes to Schedule of Investments.	41

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Roche Holdings, Inc.
6.00%, 03/01/19 144A	$430,000	$488,172
Rock-Tenn Co.
5.63%, 03/15/13	50,000	51,875
Safeway, Inc.
3.95%, 08/15/20Δ	150,000	142,152
Service Corporation International
7.63%, 10/01/18	90,000	98,775
7.50%, 04/01/27	200,000	191,000
Simon Property Group LP
10.35%, 04/01/19Δ	750,000	1,035,286
SLM Corporation
6.25%, 01/25/16	375,000	391,342
Southern Natural Gas Co.
8.00%, 03/01/32	400,000	490,101
Sprint Capital Corporation
8.38%, 03/15/12Δ	125,000	132,500
6.90%, 05/01/19Δ	30,000	31,125
8.75%, 03/15/32Δ	170,000	181,688
State Street Corporation
4.96%, 03/15/18	530,000	546,943
Steel Dynamics, Inc.
6.75%, 04/01/15	225,000	231,469
SunTrust Banks, Inc.
3.60%, 04/15/16	300,000	298,551
SunTrust Preferred Capital I
5.85%, 06/29/49†	357,000	289,170
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	540,000	610,903
Tenet Healthcare Corporation
9.25%, 02/01/15Δ	1,262,000	1,396,088
Tennessee Gas Pipeline Co.
7.50%, 04/01/17	250,000	298,450
7.63%, 04/01/37Δ	50,000	59,259
Time Warner Cable, Inc.
8.75%, 02/14/19	650,000	811,580
4.13%, 02/15/21Δ	100,000	93,626
5.88%, 11/15/40Δ	440,000	414,844
Time Warner, Inc.
4.70%, 01/15/21Δ	10,000	9,977
6.10%, 07/15/40	140,000	137,492
Time Warner Entertainment Co. LP
8.38%, 07/15/33	590,000	723,745
Transatlantic Holdings, Inc.
8.00%, 11/30/39	300,000	315,950
UAL 1993 Pass Through Trust A
9.21%, 01/21/17+	81,116	—
UAL 1995 Pass Through Trust A
9.56%, 10/19/18@	139,156	59,489
United Parcel Service, Inc.
4.50%, 01/15/13Δ	770,000	818,419
UnitedHealth Group, Inc.
4.88%, 02/15/13Δ	370,000	393,105
4.88%, 04/01/13	410,000	436,210
Verizon Communications, Inc.
6.10%, 04/15/18Δ	290,000	325,495
4.60%, 04/01/21	230,000	229,470
6.00%, 04/01/41Δ	120,000	119,949
Verizon Global Funding Corporation
7.38%, 09/01/12	290,000	315,607
4.38%, 06/01/13	140,000	148,873
Wachovia Bank NA
6.60%, 01/15/38	275,000	309,944
Wachovia Capital Trust III
5.57%, 03/29/49†	500,000	460,625
Wachovia Corporation
5.25%, 08/01/14Δ	1,850,000	1,980,033
5.63%, 10/15/16	250,000	270,486
WEA Finance LLC
7.13%, 04/15/18 144A	400,000	464,512
WellPoint, Inc.
5.88%, 06/15/17	720,000	808,662
Wells Fargo & Co.
4.38%, 01/31/13Δ	600,000	632,261
3.68%, 06/15/16	290,000	292,056
7.98%, 03/29/49†Δ	2,600,000	2,860,000
Wells Fargo Capital X
5.95%, 12/15/36	200,000	197,930
Wells Fargo Capital XV
9.75%, 09/26/44†Δ	990,000	1,091,475
Whirlpool Corporation
8.00%, 05/01/12	125,000	133,246
8.60%, 05/01/14	150,000	174,156
Williams Cos., Inc.
7.50%, 01/15/31	15,000	17,597
7.75%, 06/15/31	39,000	46,445
8.75%, 03/15/32	728,000	944,744
Windstream Corporation
8.63%, 08/01/16	275,000	292,875

Total Corporate Bonds (Cost $175,422,510)		177,752,177

FOREIGN BONDS — 17.8%
Argentina — 0.1%
Argentine Republic Government International Bond
10.00%, 12/15/35(E)Ω†	3,060,000	620,569

Australia — 1.6%
Australia Government Bond
4.75%, 06/15/16(A)	7,800,000	7,889,185
6.00%, 02/15/17(A)	2,400,000	2,569,052
Commonwealth Bank of Australia
3.75%, 10/15/14 144A	440,000	457,160
5.00%, 10/15/19 144A	190,000	196,542
QBE Insurance Group, Ltd.
5.65%, 07/01/23 144A†@	525,000	489,256
Rio Tinto Finance USA, Ltd.
3.50%, 11/02/20	1,180,000	1,102,193
Westpac Banking Corporation
1.90%, 12/14/12 144A	1,500,000	1,529,956

		14,233,344

Austria — 0.0%
PE Paper Escrow GmbH
12.00%, 08/01/14 144AΔ	250,000	287,901

Bermuda — 0.1%
Arch Capital Group, Ltd.
7.35%, 05/01/34	250,000	260,423

42	See Notes to Schedule of Investments.

	Par	Value
Endurance Specialty Holdings, Ltd.
6.15%, 10/15/15	$200,000	$212,171

		472,594

Brazil — 0.1%
Brazilian Government International Bond
8.25%, 01/20/34	600,000	796,500
Telemar Norte Leste SA
5.50%, 10/23/20 144AΔ	225,000	222,188

		1,018,688

Canada — 2.1%
Bank of Montreal
2.63%, 01/25/16 144A	2,000,000	1,992,704
Caisse Centrale Desjardins du Quebec
2.55%, 03/24/16 144A@	400,000	394,060
Canadian Government Bond
1.50%, 03/01/12(C)	12,700,000	13,116,827
Hydro Quebec
6.30%, 05/11/11	305,000	306,878
National Bank of Canada
1.65%, 01/30/14 144AΔ	250,000	250,506
Nexen, Inc.
6.40%, 05/15/37	140,000	140,289
7.50%, 07/30/39	250,000	282,390
Potash Corporation of Saskatchewan, Inc.
4.88%, 03/30/20Δ	110,000	114,265
PTTEP Canada International Finance, Ltd.
5.69%, 04/05/21 144A@	320,000	321,418
Rogers Communications, Inc.
6.38%, 03/01/14	90,000	101,015
6.75%, 03/15/15	10,000	11,483
Teck Resources, Ltd.
10.75%, 05/15/19	400,000	511,535
TransCanada PipeLines, Ltd.
6.35%, 05/15/67†	400,000	402,133

		17,945,503

Cayman Islands — 0.5%
MUFG Capital Finance 1, Ltd.
6.35%, 07/29/49†	450,000	450,000
Petrobras International Finance Co.
6.13%, 10/06/16Δ	271,000	301,661
5.75%, 01/20/20	235,000	243,609
5.38%, 01/27/21Δ	800,000	806,414
Resona Preferred Global Securities Cayman, Ltd.
7.19%, 12/29/49 144A†	1,015,000	1,012,588
Systems 2001 Asset Trust LLC
6.66%, 09/15/13 144A	500,194	533,957
Transocean, Inc.
6.50%, 11/15/20	600,000	662,723
Vale Overseas, Ltd.
8.25%, 01/17/34Δ	80,000	97,809
6.88%, 11/21/36	511,000	545,421

		4,654,182

Chile — 0.0%
Corp Nacional del Cobre de Chile
4.75%, 10/15/14 144AΔ	210,000	224,502

Denmark — 0.5%
BRFkredit AS
2.05%, 04/15/13 144A	2,500,000	2,548,505
Danske Bank AS
2.50%, 05/10/12 144A	600,000	610,785
FIH Erhvervsbank A/S
2.00%, 06/12/13 144A	1,000,000	1,017,204

		4,176,494

France — 1.3%
AXA SA
6.46%, 12/29/49 144A†Δ	150,000	132,375
Banque PSA Finance
2.20%, 04/04/14 144A†	1,500,000	1,496,966
Cie de Financement Foncier
1.63%, 07/23/12 144AΔ	600,000	601,498
2.13%, 04/22/13 144AΔ	1,500,000	1,513,372
Compagnie Generale de Geophysique - Veritas
7.75%, 05/15/17	155,000	163,719
Credit Agricole SA
2.63%, 01/21/14 144AΔ	310,000	310,317
8.38%, 10/29/49 144A†Δ	980,000	1,053,500
Dexia Credit Local
2.75%, 01/10/14 144A	5,900,000	5,889,887
Legrand France SA
8.50%, 02/15/25	250,000	296,999

		11,458,633

Iceland — 0.1%
Glitnir Banki HF
6.33%, 07/28/11 144A#@	600,000	186,000
6.38%, 09/25/12 144A#@	580,000	179,800
6.69%, 06/15/16 144A#@Δ	1,000,000	10
7.45%, 03/29/49 144A#@	100,000	1
Kaupthing Bank HF
5.75%, 10/04/11 144A#@	250,000	71,250
7.63%, 02/28/15 144A#@	2,490,000	709,650
7.13%, 05/19/16 144A#@	350,000	3
Landsbanki Islands HF
6.10%, 08/25/11 144A#@	1,500,000	127,500

		1,274,214

India — 0.5%
ICICI Bank, Ltd.
2.06%, 02/24/14 144A†	3,400,000	3,358,724
6.38%, 04/30/22 144A†	418,000	416,946
6.38%, 04/30/22†	110,000	109,586

		3,885,256

Ireland — 0.1%
VIP Finance Ireland Ltd. for OJSC Vimpel Communications
8.38%, 04/30/13 144A	120,000	131,520
6.49%, 02/02/16 144AΔ	230,000	239,200
9.13%, 04/30/18	100,000	114,438
7.75%, 02/02/21 144A	200,000	211,000

		696,158

Italy — 0.5%
Intesa Sanpaolo SpA
2.71%, 02/24/14 144A†Δ	3,400,000	3,446,481
3.63%, 08/12/15 144AΔ	290,000	280,548
Telecom Italia Capital SA
6.20%, 07/18/11Δ	150,000	152,277

		3,879,306

See Notes to Schedule of Investments.	43

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Japan — 0.1%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
3.85%, 01/22/15 144AΔ	$330,000	$342,317
Resona Bank, Ltd.
5.85%, 02/28/49 144A†@	250,000	247,469
Sumitomo Mitsui Banking Corporation
3.15%, 07/22/15 144A	640,000	637,789

		1,227,575

Jersey — 0.1%
HSBC Capital Funding LP
4.61%, 12/29/49 144A†	960,000	931,778
United Business Media, Ltd.
5.75%, 11/03/20 144A	260,000	253,366

		1,185,144

Luxembourg — 0.7%
Fiat Finance & Trade, Ltd. SA
9.00%, 07/30/12(E)	700,000	1,055,198
FMC Finance III SA
6.88%, 07/15/17	250,000	265,313
Gazprom Via Gaz Capital SA
9.25%, 04/23/19	290,000	362,123
6.51%, 03/07/22 144A	3,200,000	3,416,000
Russian Capital SA for OJSC Russian Agricultural Bank
6.30%, 05/15/17 144A	300,000	315,750
TNK-BP Finance SA
7.50%, 07/18/16 144A	110,000	123,750
Tyco International Group SA
6.00%, 11/15/13Δ	710,000	786,481

		6,324,615

Mexico — 0.4%
America Movil SAB de CV
5.63%, 11/15/17Δ	270,000	298,729
5.00%, 03/30/20 144A	240,000	248,663
BBVA Bancomer SA Texas
7.25%, 04/22/20 144AΔ	625,000	632,543
Mexico Government International Bond
6.75%, 09/27/34	601,000	680,933
6.05%, 01/11/40Δ	134,000	138,690
Petroleos Mexicanos
8.00%, 05/03/19	720,000	868,320
5.50%, 01/21/21 144A	370,000	377,400

		3,245,278

Netherlands — 1.8%
Achmea Hypotheekbank NV
3.20%, 11/03/14 144A	2,000,000	2,072,902
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50%, 01/11/21Δ	5,100,000	5,145,349
11.00%, 06/29/49 144A†	687,000	897,472
Deutsche Telekom International Finance BV
5.75%, 03/23/16Δ	510,000	571,614
Fortis Bank Nederland NV
1.51%, 06/10/11(E)†	700,000	991,635
ING Bank NV
3.90%, 03/19/14 144A	500,000	530,448
LeasePlan Corporation NV
3.00%, 05/07/12 144A	1,200,000	1,230,014
Shell International Finance BV
4.38%, 03/25/20Δ	700,000	723,943
Volkswagen International Finance NV
0.76%, 10/01/12 144A†	1,900,000	1,901,433
0.76%, 04/01/14 144A†	1,500,000	1,501,789

		15,566,599

New Zealand — 0.0%
Westpac Securities NZ, Ltd.
2.50%, 05/25/12 144A	200,000	203,922

Norway — 1.0%
DnB NOR Boligkreditt
2.90%, 03/29/16 144A@Δ	4,500,000	4,478,062
2.10%, 10/14/16 144A	1,100,000	1,066,000
Nordea Eiendomskreditt AS
1.88%, 04/07/14 144A@	1,100,000	1,098,416
Sparebank 1 Boligkreditt AS
1.25%, 10/25/14 144A	1,900,000	1,881,713

		8,524,191

Peru — 0.0%
Peruvian Government International Bond
5.63%, 11/18/50Δ	70,000	63,700

Portugal — 0.5%
Obrigacoes do Tesouro
2.29%, 05/16/47(E)Ω	2,783,110	3,938,861

Qatar — 0.1%
Qatar Government International Bond
5.15%, 04/09/14	510,000	547,408
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/19 144A	250,000	282,233

		829,641

Russia — 0.0%
Russian Federation
7.50%, 03/31/30	207,600	242,653

South Africa — 0.1%
Transnet, Ltd.
4.50%, 02/10/16 144AΔ	500,000	510,982

South Korea — 0.4%
Export-Import Bank of Korea
5.25%, 02/10/14	235,000	251,608
Hyundai Capital Services, Inc.
4.38%, 07/27/16 144AΔ	3,400,000	3,422,083

		3,673,691

Spain — 0.1%
Santander US Debt SA Unipersonal
3.72%, 01/20/15 144AΔ	700,000	677,525
3.78%, 10/07/15 144A	100,000	96,756
Telefonica Emisiones SAU
5.13%, 04/27/20	170,000	169,447

		943,728

Sweden — 1.2%
Nordea Bank AB
1.20%, 01/14/14 144A†	3,400,000	3,435,407
3.70%, 11/13/14 144A	390,000	404,176
4.88%, 01/27/20 144A	110,000	112,733
Stadshypotek AB
1.45%, 09/30/13 144A	4,600,000	4,592,171

44	See Notes to Schedule of Investments.

	Par	Value
Swedbank Hypotek AB
1.30%, 03/28/14 144AΩ†@	$400,000	$400,292
2.95%, 03/28/16 144A@	800,000	795,608
Swedish Housing Finance Corporation
3.13%, 03/23/12	300,000	308,414

		10,048,801

Switzerland — 0.2%
Credit Suisse AG
5.40%, 01/14/20Δ	100,000	101,173
UBS AG
1.41%, 02/23/12†	400,000	403,302
2.25%, 01/28/14	710,000	711,816
3.88%, 01/15/15Δ	280,000	287,227
4.88%, 08/04/20	180,000	181,830

		1,685,348

United Arab Emirates — 0.0%
Dolphin Energy, Ltd.
5.89%, 06/15/19 144A	258,412	276,358

United Kingdom — 3.1%
Abbey National Treasury Services PLC
3.88%, 11/10/14 144A	3,800,000	3,798,499
Anglo American Capital PLC
9.38%, 04/08/14 144AΔ	100,000	119,688
9.38%, 04/08/19 144A	275,000	366,965
Bank of Scotland PLC
5.25%, 02/21/17 144A@Δ	400,000	411,394
Barclays Bank PLC
1.34%, 01/13/14†	3,400,000	3,440,909
6.05%, 12/04/17 144A	230,000	239,959
BP Capital Markets PLC
5.25%, 11/07/13	940,000	1,017,195
3.88%, 03/10/15Δ	635,000	659,964
3.20%, 03/11/16	275,000	273,600
4.50%, 10/01/20	375,000	372,846
HSBC Holdings PLC
6.80%, 06/01/38	250,000	262,606
Lloyds TSB Bank PLC
1.32%, 06/09/11(E)†	500,000	708,513
2.65%, 01/24/14†Δ	3,400,000	3,488,203
6.50%, 09/14/20 144AΔ	150,000	147,722
6.38%, 01/21/21	860,000	897,835
12.00%, 12/29/49 144A†	3,200,000	3,754,549
Royal Bank of Scotland PLC
1.50%, 03/30/12 144A	2,400,000	2,422,771
4.88%, 08/25/14 144A	425,000	441,631
4.88%, 03/16/15Δ	200,000	208,061
3.95%, 09/21/15	800,000	801,418
Royal Bank of Scotland Group PLC
6.40%, 10/21/19Δ	880,000	907,440
7.64%, 03/29/49	200,000	160,000
Silverstone Master Issuer PLC
1.70%, 01/21/55 144A†	1,200,000	1,202,421
WPP Finance UK
8.00%, 09/15/14	226,000	263,631

		26,367,820

Virgin Islands (British) — 0.5%
Gerdau Trade, Inc.
5.75%, 01/30/21 144AΔ	4,000,000	4,070,000

Total Foreign Bonds (Cost $153,581,736)		153,756,251

LOAN AGREEMENT — 0.0%
Ford Motor Co. Tranche B
2.73%, 12/15/13Ω (Cost $40,147)	40,147	40,113

MORTGAGE-BACKED SECURITIES — 41.5%
ABN Amro Mortgage Corporation
0.01%, 06/25/33 IOΩ@	34,084	2,344
American Home Mortgage Assets
1.23%, 11/25/46†	1,366,909	652,263
Arkle Master Issuer PLC
1.71%, 05/17/60 144A†	1,100,000	1,100,268
Avis Budget Rental Car Funding AESOP LLC
3.15%, 03/20/17 144A	160,000	159,462
Banc of America Large Loan, Inc.
5.64%, 02/17/51 144A†	100,000	106,350
Bank of America Funding Corporation
0.33%, 07/20/36†	8,115	8,099
Bank of America Mortgage Securities, Inc.
2.77%, 07/25/34†	320,492	293,919
Bear Stearns Adjustable Rate Mortgage Trust
5.67%, 02/25/33†	90,183	90,219
5.27%, 05/25/34†	579,360	552,798
2.71%, 03/25/35†	1,281,242	1,227,476
Bear Stearns Alt-A Trust
0.89%, 04/25/34†	97,305	84,705
2.64%, 05/25/35†	548,185	494,892
2.99%, 09/25/35†	819,392	636,211
Bear Stearns Structured Products, Inc.
2.68%, 01/26/36†	1,388,579	922,811
Chase Mortgage Finance Corporation
2.87%, 02/25/37†	262,630	264,784
Commercial Mortgage Pass-Through Certificates
5.77%, 06/10/46†	1,250,000	1,364,704
Countrywide Alternative Loan Trust
5.50%, 10/25/33	141,398	146,031
0.60%, 09/25/35†	1,131,971	719,248
1.81%, 09/25/35†	276,090	180,241
0.58%, 10/25/35†	1,304,741	818,718
0.57%, 11/20/35†	1,042,725	632,817
0.58%, 11/20/35†	1,940,327	1,206,922
0.52%, 01/25/36†	647,311	425,133
0.52%, 02/25/36†	1,499,882	878,391
6.00%, 08/25/37	1,214,558	992,725
0.44%, 09/25/46†	1,416,119	789,080
Countrywide Home Loan Mortgage Pass-Through Trust
3.02%, 02/19/34†	1,215,137	1,160,613
3.08%, 11/20/34†	253,568	216,488
0.67%, 11/25/34 144A†	24,283	21,485
0.61%, 03/25/35 144A†	94,245	80,773
0.49%, 03/25/36†	447,523	302,951
Credit Suisse Mortgage Capital Certificates
5.38%, 02/15/40	1,800,000	1,859,224

See Notes to Schedule of Investments.	45

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
CS First Boston Mortgage Securities Corporation
0.01%, 07/25/33 IOΩ†@	$162,014	$—
55.36%, 07/25/33 IOΩ@	87,637	1,965
0.01%, 08/25/33 IOΩ†@	203,216	—
6.53%, 06/15/34	112,533	112,427
Federal Home Loan Mortgage Corporation
7.00%, 11/01/14	14,413	15,457
7.00%, 04/01/15	9,500	10,188
7.00%, 12/01/15	16,252	17,169
8.50%, 06/01/16	10,450	11,761
8.50%, 06/01/18	4,569	5,142
4.50%, 09/01/18	16,928	17,912
8.00%, 08/01/24	2,389	2,814
7.50%, 11/01/29	10,381	12,024
7.50%, 12/01/29	17,533	20,307
7.50%, 02/01/31	28,892	33,494
2.66%, 07/01/31†	28,247	29,588
2.61%, 08/01/31†	3,602	3,767
7.50%, 11/01/31	10,009	11,608
2.85%, 04/01/32†	6,875	7,165
2.63%, 03/01/34†	6,449	6,773
5.00%, 12/01/34	75,040	78,794
5.50%, 05/01/35	1,123,623	1,205,241
5.00%, 11/01/35	1,005,753	1,054,812
5.50%, 11/01/35	357,387	383,124
5.00%, 12/01/35	76,673	80,533
5.50%, 01/01/36	193,786	207,966
6.00%, 02/01/36	1,298,829	1,418,947
5.98%, 01/01/37†	834,842	886,197
5.64%, 04/01/37†	1,485,343	1,572,920
6.00%, 04/01/37	8,143	8,981
5.50%, 07/01/37	336,004	360,620
6.00%, 07/01/37	2,385	2,631
5.58%, 09/01/37†	754,300	804,468
6.00%, 09/01/37	105,880	116,780
5.50%, 02/01/38	186,317	199,181
5.50%, 04/01/38	128,187	137,037
6.00%, 07/01/38	40,230	44,372
5.50%, 12/01/38	598,211	638,673
6.00%, 12/01/38	110,999	122,426
6.00%, 01/01/39	56,901	62,759
5.50%, 02/01/39	134,621	143,727
5.00%, 04/01/39 TBA	1,000,000	1,043,594
4.50%, 09/01/39	893,867	914,143
5.50%, 01/01/40	842,046	900,185
3.50%, 04/01/41 TBA	1,400,000	1,315,343
4.00%, 04/01/41 TBA	100,000	98,187
4.50%, 04/13/41 TBA	26,500,000	26,922,357
Federal Home Loan Mortgage Corporation REMIC
3.30%, 04/15/22 POΩ†	15,841	14,525
0.76%, 06/15/37†	1,356,939	1,358,267
4.00%, 12/15/38	400,000	387,033
Federal Housing Administration
7.43%, 10/01/18@	148,370	158,177
Federal National Mortgage Association
8.00%, 06/01/15	23,939	25,782
8.00%, 07/01/15	12,669	12,861
8.00%, 09/01/15	23,696	25,854
3.07%, 12/01/17	995,950	980,979
5.00%, 12/01/17	50,282	53,554
4.00%, 09/01/18	1,877,870	1,965,896
4.51%, 06/01/19	1,000,000	1,038,945
6.00%, 09/01/19	401,644	438,168
3.42%, 10/01/20	300,000	285,998
3.38%, 11/01/20	400,000	379,875
3.63%, 12/01/20	200,000	193,232
3.76%, 12/01/20	1,297,179	1,268,839
6.00%, 12/01/20	739,624	806,883
9.50%, 05/01/22	2,633	2,989
2.90%, 07/01/22†	9,407	9,534
5.50%, 09/01/23	380,051	414,503
5.50%, 10/01/23	62,248	68,178
4.50%, 04/16/24 TBA	3,000,000	3,143,907
9.50%, 07/01/24	5,226	5,899
5.50%, 05/01/25	2,279,879	2,474,251
3.50%, 04/18/26 TBA	10,000,000	10,025,000
4.00%, 04/18/26 TBA	6,000,000	6,165,000
4.50%, 05/17/26 TBA	17,000,000	17,772,973
2.76%, 07/01/27†	24,185	24,462
2.47%, 08/01/27†	58,966	62,011
2.76%, 11/01/27†	48,107	48,659
5.50%, 04/01/29	431	465
3.01%, 02/01/30†	154,028	161,942
2.76%, 06/01/30†	20,654	20,813
8.00%, 10/01/30	41,865	47,347
2.76%, 12/01/30†	7,363	7,780
2.76%, 01/01/31†	8,091	8,409
2.57%, 05/01/31†	17,282	17,364
6.00%, 11/01/31	17,034	18,756
6.00%, 01/01/32	71,422	78,641
6.00%, 03/01/32	95,268	104,897
6.00%, 04/01/32	494,235	544,189
2.76%, 06/01/32†	9,495	9,612
2.90%, 08/01/32†	32,471	33,598
2.38%, 02/01/33†	3,149	3,229
2.90%, 05/01/33†	76,165	78,287
6.00%, 05/01/33	5,259	5,791
5.00%, 08/01/33	22,477	23,694
5.50%, 09/01/33	6,306	6,790
6.00%, 12/01/33	3,785	4,165
5.50%, 02/01/34	8,523	9,180
5.50%, 04/01/34	1,355	1,464
5.50%, 08/01/34	12,444	13,439
5.50%, 10/01/34	723	780
6.00%, 10/01/34	70,328	77,326
2.15%, 12/01/34†	497,792	515,553
5.50%, 12/01/34	81,379	87,605
6.00%, 12/01/34	1,076	1,182
6.00%, 01/01/35	738,025	809,600
6.00%, 05/01/35	2,524,324	2,763,694
5.50%, 07/01/35	557	602
6.00%, 07/01/35	532,931	583,467
5.50%, 08/01/35	1,330	1,436
6.00%, 08/01/35	506	554
5.50%, 09/01/35	436,664	469,730
6.00%, 10/01/35	131,219	144,057
2.27%, 11/01/35†	227,091	232,586
2.28%, 11/01/35†	181,228	185,611
2.28%, 11/01/35†	201,835	207,096
2.30%, 11/01/35†	172,825	177,262
2.31%, 11/01/35†	172,058	176,613
2.76%, 11/01/35†	20,683	21,295
6.00%, 11/01/35	1,224,614	1,345,868
5.50%, 12/01/35	6,257	6,758

46	See Notes to Schedule of Investments.

	Par	Value
6.00%, 12/01/35	$27,096	$29,681
6.00%, 02/01/36	17,858	19,551
6.00%, 03/01/36	25,345	27,743
5.50%, 04/01/36	348,460	370,002
6.00%, 04/01/36	24,714	27,052
4.50%, 04/25/36 TBA	3,000,000	3,052,968
4.05%, 05/01/36†	289,316	300,090
5.50%, 05/13/36 TBA	10,950,000	11,656,617
6.00%, 10/01/36	3,605	3,938
6.50%, 10/01/36	239,868	269,697
5.50%, 11/01/36	942,577	1,010,862
6.00%, 11/01/36	88,043	96,172
6.50%, 11/01/36	132,282	148,897
6.00%, 12/01/36	294	321
6.00%, 01/01/37	90,295	98,612
5.50%, 02/01/37	1,083	1,165
5.54%, 02/01/37†	1,132,978	1,199,546
5.50%, 03/01/37	47,125	50,642
5.50%, 04/01/37	1,762	1,896
6.00%, 04/01/37	12,668	13,802
5.50%, 05/01/37	2,029	2,178
6.00%, 05/01/37	43,730	47,644
5.50%, 06/01/37	832	895
6.00%, 06/01/37	2,512	2,737
6.00%, 07/01/37	5,164,196	5,650,634
6.50%, 10/01/37	348,237	393,317
6.00%, 11/01/37	6,809	7,419
2.76%, 12/01/37†	109,639	109,689
6.00%, 12/01/37	1,416	1,543
2.76%, 01/01/38†	50,967	52,516
6.00%, 01/01/38	8,472	9,230
5.50%, 02/01/38	890	958
6.00%, 02/01/38	37,892	41,272
4.50%, 03/01/38	46,601	47,534
5.50%, 03/01/38	2,654	2,856
6.00%, 03/01/38	6,061	6,609
4.50%, 04/01/38	1,491,312	1,521,179
5.00%, 04/01/38 TBA	4,000,000	4,184,376
5.50%, 04/01/38 TBA	6,000,000	6,416,250
6.00%, 04/01/38	3,892	4,239
5.50%, 05/01/38	778	837
6.00%, 05/01/38	727	792
5.50%, 06/01/38	2,987	3,215
5.50%, 07/01/38	363,656	391,162
5.50%, 08/01/38	3,830	4,121
5.50%, 09/01/38	1,821	1,959
5.50%, 12/01/38	620,621	668,297
5.00%, 04/01/39 TBA	8,400,000	8,787,190
6.00%, 04/01/39 TBA	3,000,000	3,262,500
5.00%, 05/01/39 TBA	6,200,000	6,452,844
4.50%, 08/01/39	232,196	237,863
5.50%, 08/01/39	179,731	192,415
4.50%, 09/01/39	184,689	189,195
4.50%, 10/01/39	90,467	92,675
4.50%, 12/01/39	180,914	185,329
6.00%, 12/01/39	4,040,790	4,402,493
4.50%, 04/01/40 TBA	10,000,000	10,176,560
4.00%, 04/13/40 TBA	32,000,000	31,470,016
4.50%, 04/13/40 TBA	21,900,000	22,286,666
1.72%, 06/01/40†	88,105	89,538
1.72%, 10/01/40†	268,736	272,992
2.76%, 11/01/40†	47,665	49,453
3.50%, 04/01/41 TBA	800,000	777,625
4.00%, 04/01/41 TBA	4,000,000	3,933,752
5.50%, 04/01/41 TBA	4,900,000	5,239,937
Federal National Mortgage Association REMIC
11.24%, 08/25/21 IOΩ	148	3,393
16.76%, 10/25/21 IOΩ	247	5,067
0.85%, 05/25/30†	950,812	951,263
0.70%, 10/18/30†	37,627	37,615
0.01%, 07/25/33 IOΩ†@	188,761	2,090
0.01%, 04/25/34 IOΩ†@	326,232	6,822
0.01%, 06/25/34 IOΩ†@	438,778	4,680
FFCA Secured Lending Corporation
17.55%, 09/18/27 IO 144AΩ†@	787,476	29,121
FHLMC Multifamily Structured Pass Through Certificates
6.56%, 01/25/20 IOΩ†	3,921,035	261,304
13.67%, 04/25/20 IOΩ†	1,122,845	84,924
37.06%, 06/25/20 IOΩ†	1,185,893	119,845
10.61%, 08/25/20 IOΩ†	1,306,841	119,378
FHLMC Structured Pass-Through Securities
1.72%, 07/25/44†	1,863,784	1,848,932
First Horizon Alternative Mortgage Securities
2.37%, 06/25/34†	854,247	788,934
GMAC Commercial Mortgage Securities, Inc.
6.28%, 11/15/39	1,754,493	1,783,148
GMAC Mortgage Corporation
Loan Trust
3.17%, 06/25/34†	339,678	345,262
Government National Mortgage Association
3.95%, 07/15/25	197,589	196,635
7.00%, 10/15/25	55,421	63,860
7.00%, 01/15/26	12,897	14,877
7.00%, 07/15/27	116,549	134,362
7.00%, 12/15/27	1,452	1,676
7.00%, 01/15/28	29,945	34,605
7.00%, 03/15/28	147,718	170,553
7.00%, 07/15/28	22,173	25,623
7.50%, 07/15/28	14,398	16,740
6.50%, 08/15/28	13,480	15,266
7.00%, 08/15/28	31,632	36,555
7.50%, 08/15/28	11,851	13,779
6.50%, 09/15/28	51,370	58,176
7.00%, 10/15/28	42,913	49,591
7.50%, 03/15/29	38,873	45,145
7.50%, 11/15/29	23,311	27,127
2.13%, 11/20/29†	65,986	68,079
8.50%, 08/15/30	2,324	2,800
8.50%, 11/20/30	18,061	21,675
6.50%, 08/15/31	111,310	125,607
7.50%, 08/15/31	31,313	36,546
6.50%, 10/15/31	208,251	235,188
6.00%, 11/15/31	580,019	638,867
6.50%, 11/15/31	223,369	252,058
6.00%, 12/15/31	135,479	149,224
6.00%, 01/15/32	206,621	228,617
6.00%, 02/15/32	350,408	385,960
6.50%, 02/15/32	389,646	440,869
6.00%, 04/15/32	175,021	193,654
7.50%, 04/15/32	84,928	99,373
6.50%, 06/15/32	187,852	211,980

See Notes to Schedule of Investments.	47

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
6.50%, 07/15/32	$3,856	$4,351
6.50%, 08/15/32	351,212	396,321
6.50%, 09/15/32	355,294	400,928
6.00%, 10/15/32	319,628	352,057
6.00%, 11/15/32	294,069	324,253
6.00%, 12/15/32	114,421	126,029
6.50%, 12/15/32	24,692	27,864
31.17%, 12/20/32 IOΩ†	319,821	41,456
6.00%, 01/15/33	141,663	156,035
6.00%, 02/15/33	110,166	121,343
6.50%, 03/15/33	46,632	52,622
6.50%, 04/15/33	836,844	944,327
6.00%, 05/15/33	575,994	634,433
6.00%, 06/15/33	83,188	91,628
6.00%, 10/15/33	409,892	451,478
6.50%, 10/15/33	197,818	223,226
6.00%, 12/15/33	399,371	439,890
31.35%, 07/20/34 IOΩ†	259,319	31,274
6.50%, 08/15/34	726,164	853,508
21.53%, 02/20/35 IOΩ†	226,723	35,951
30.28%, 02/20/35 IOΩ†	288,611	37,758
27.97%, 07/20/35 IOΩ†	541,418	66,995
31.85%, 08/20/35 IOΩ†	599,966	79,795
24.98%, 11/16/35 IOΩ†	652,120	95,060
21.00%, 02/16/36 IOΩ†	1,300,000	194,681
22.22%, 08/16/36 IOΩ†	694,162	110,894
0.55%, 03/20/37†	2,468,328	2,449,111
25.80%, 05/16/37 IOΩ†	645,508	77,612
0.55%, 05/20/37†	1,045,650	1,037,496
28.22%, 11/16/37 IOΩ†	437,592	54,825
5.50%, 04/21/38 TBA	800,000	864,250
5.50%, 01/15/39	153,323	166,275
5.00%, 04/01/39 TBA	4,000,000	4,241,876
6.00%, 04/01/39 TBA	600,000	654,750
23.88%, 02/16/40 IOΩ†	322,154	43,518
4.50%, 03/15/40	842,742	870,965
4.50%, 04/01/40 TBA	4,500,000	4,641,327
5.00%, 04/01/40	1,100,000	1,166,859
22.30%, 07/16/40 IOΩ†	861,055	132,744
5.00%, 07/20/40	94,145	100,043
5.00%, 08/20/40	1,331,501	1,414,928
5.00%, 09/20/40	379,212	402,972
3.50%, 11/15/40	1,071,050	1,022,184
3.50%, 12/15/40	173,314	165,407
3.50%, 01/15/41	753,160	718,797
4.00%, 04/01/41 TBA	300,000	300,000
4.50%, 04/01/41 TBA	10,400,000	10,708,745
4.50%, 05/01/41 TBA	9,700,000	9,956,138
0.66%, 12/20/60†	547,503	543,993
0.74%, 03/20/61†	600,000	598,500
0.78%, 03/20/61†	400,000	400,000
Granite Mortgages PLC
1.39%, 01/20/44(E)†	338,457	461,072
Greenpoint Mortgage Funding Trust
0.43%, 01/25/37†	1,210,536	752,738
GS Mortgage Securities Corporation II
4.68%, 07/10/39	1,014,804	1,054,023
5.81%, 08/01/45†	700,000	743,215
GSMPS Mortgage Loan Trust
0.48%, 02/25/35 144A†	186,864	169,092
0.60%, 09/25/35 144A†	1,924,336	1,645,915
GSR Mortgage Loan Trust
2.80%, 09/25/35†	766,472	745,751
Holmes Master Issuer PLC
1.70%, 10/15/54 144A†	500,000	500,837
Impac CMB Trust
0.97%, 10/25/34†	106,800	72,722
0.51%, 11/25/35†	1,041,612	615,021
Impac Secured Assets CMN Owner Trust
0.50%, 03/25/36†	743,636	377,476
Indymac ARM Trust
1.81%, 01/25/32†	15,126	12,770
Indymac INDA Mortgage Loan Trust
5.86%, 11/25/37†	522,936	433,567
Indymac Index Mortgage Loan Trust
0.55%, 07/25/35†	1,919,518	1,294,586
0.47%, 04/25/46†	801,975	466,234
0.44%, 09/25/46†	1,381,090	815,237
JP Morgan Alternative Loan Trust
0.51%, 01/25/36†	600,156	443,364
JP Morgan Chase Commercial Mortgage Securities Corporation
4.90%, 09/12/37	1,700,000	1,802,408
JP Morgan Mortgage Trust
5.04%, 02/25/35†	562,733	570,757
2.90%, 07/25/35†	390,228	340,235
2.97%, 07/25/35†	429,320	413,773
3.01%, 07/25/35†	453,152	442,995
LB-UBS Commercial Mortgage Trust
4.66%, 07/15/30	792,838	822,032
4.95%, 09/15/30	400,000	427,015
381.65%, 06/15/36 IO 144AΩ†@	2,759,405	3,007
5.37%, 09/15/39	1,650,000	1,761,108
Luminent Mortgage Trust
0.42%, 12/25/36†	3,200,972	1,994,318
0.45%, 02/25/46†	943,917	590,384
MASTR Adjustable Rate Mortgages Trust
2.70%, 05/25/34†	290,312	234,867
2.71%, 11/25/35 144A†	1,067,703	669,519
0.45%, 05/25/47†	2,955,712	1,684,238
MASTR Reperforming Loan Trust
7.00%, 08/25/34 144A	700,648	718,893
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.97%, 08/12/49†	300,000	322,145
MLCC Mortgage Investors, Inc.
0.82%, 11/25/29†	400,452	369,077
NCUA Guaranteed Notes
0.67%, 03/11/20†	900,000	900,000
2.65%, 10/29/20	988,803	972,680
2.90%, 10/29/20	1,180,000	1,148,801
Nomura Asset Acceptance Corporation
6.50%, 03/25/34 144A	114,024	115,260
6.50%, 10/25/34 144A†	124,178	125,612

48	See Notes to Schedule of Investments.

	Par	Value
Prime Mortgage Trust
5.50%, 05/25/35 144A	$5,460,535	$5,004,479
6.00%, 05/25/35 144A	3,633,663	3,358,955
Sequoia Mortgage Trust
0.79%, 07/20/33†	229,810	227,295
Structured Adjustable Rate Mortgage Loan Trust
0.59%, 08/25/35†	494,518	406,850
Structured Asset Mortgage Investments, Inc.
0.50%, 07/19/35†	206,025	149,799
Structured Asset Securities Corporation
0.60%, 06/25/35 144A†	245,013	202,800
Wachovia Bank Commercial Mortgage Trust
5.21%, 10/15/44†	1,000,000	1,075,082
Washington Mutual Mortgage Pass-Through Certificates
2.58%, 02/25/33†	17,749	15,863
4.87%, 12/25/36†	621,064	484,949
5.44%, 02/25/37†	1,007,792	716,911
5.70%, 02/25/37†	651,831	496,897
1.71%, 06/25/42†	37,333	30,906
0.54%, 07/25/45†	1,156,718	954,239
0.57%, 07/25/45†	716,762	595,924
0.54%, 10/25/45†	1,407,625	1,211,171
1.07%, 04/25/47†	1,440,276	1,073,037
Wells Fargo Alternative Loan Trust
6.15%, 12/28/37†	1,851,884	1,424,296
Wells Fargo Mortgage-Backed Securities Trust
2.88%, 10/25/35†	548,247	545,275

Total Mortgage-Backed Securities (Cost $364,652,391)		358,530,009

MUNICIPAL BONDS — 2.8%
Birmingham Commercial Development Authority, Civic Center Improvements Project, Series A General Obligation
5.50%, 04/01/41	30,000	29,481
Chicago Transit Authority, Series A Revenue Bond
6.90%, 12/01/40	1,800,000	1,767,330
Connecticut State Health & Educational Facilities Authority, Yale University, Series Z-1 Revenue Bonds
5.00%, 07/01/42	200,000	201,634
Dallas Area Rapid Transit
5.25%, 12/01/48	150,000	147,330
Illinois Finance Authority, Series B Revenue Bond
5.75%, 07/01/33	1,800,000	1,882,116
Illinois, Taxable Pension General Obligation
5.67%, 03/01/18	300,000	299,727
5.88%, 03/01/19	310,000	309,923
Imperial Irrigation District, California Electric System, Series A Revenue Bond
5.13%, 11/01/38	50,000	45,831
Kentucky Higher Education Student Loan Corporation, Series 1 Revenue Bond
1.50%, 05/01/34†	350,000	340,057
Los Angeles Department of Airports, Los Angeles International Airport, Series A Revenue Bond
5.00%, 05/15/35	70,000	66,517
5.00%, 05/15/40	30,000	27,751
Los Angeles Department of Airports, Series A Revenue Bond
5.25%, 05/15/39	50,000	48,012
Los Angeles Department of Water & Power, Build America Revenue Bonds
6.57%, 07/01/45	200,000	207,246
Metropolitan Atlanta Rapid Transit Authority, Sales Tax, Series A-3 Revenue Bond
5.00%, 07/01/39	50,000	48,814
Municipal Electric Authority of Georgia, Series B Revenue Bond
6.64%, 04/01/57	230,000	218,730
6.66%, 04/01/57	130,000	122,348
New York City Municipal Water Finance Authority, Second General Resolution, Series EE Revenue Bond
5.38%, 06/15/43	125,000	126,639
New York Liberty Development Corporation, Goldman Sachs Headquarters, Revenue Bond
5.25%, 10/01/35	270,000	258,179
New York State Dormitory Authority, State University Dormitory Facilities, Series A Revenue Bond
5.00%, 07/01/40	50,000	47,495
New York State Environmental Facilities Corporation, State Clean & Drinking Water, Series A Revenue Bond
5.13%, 06/15/38	80,000	79,471
North Carolina Capital Facilities Finance Agency, Duke University Project, Series A Revenue Bond
5.00%, 10/01/44	155,000	154,749
North Texas Higher Education Authority, Series 1 Revenue Bond
1.20%, 07/01/30†	765,000	733,031
Pennsylvania Higher Education Assistance Agency, Student Loan, Sub-Series HH-10 Revenue Bond
3.14%, 05/01/46†	2,425,000	2,175,904
Port Authority of New York & New Jersey, One Hundred Sixty-Sixth Revenue Bond
5.00%, 01/15/41	190,000	182,871

See Notes to Schedule of Investments.	49

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
San Francisco City & County Public Utilities Commission, San Francisco Water, Series B Revenue Bond
5.00%, 11/01/39	$50,000	$46,895
San Mateo County Community College District, Election 2005, Series B General Obligation
5.00%, 09/01/38	130,000	126,218
South Carolina Transportation Infrastructure Bank, Series A Revenue Bond (AMBAC Insured)
5.00%, 10/01/23	2,700,000	2,707,587
State of California General Obligation Bond
7.50%, 04/01/34	525,000	565,498
7.95%, 03/01/36	165,000	176,482
7.55%, 04/01/39	475,000	516,795
7.30%, 10/01/39	360,000	379,890
7.63%, 03/01/40	775,000	848,586
State of Illinois General Obligation Bond
3.32%, 01/01/13	6,500,000	6,508,645
4.42%, 01/01/15	1,400,000	1,396,626
7.35%, 07/01/35	400,000	409,120
Triborough Bridge & Tunnel Authority, MTA Bridges and Tunnels, Series A Revenue Bond
5.00%, 11/15/37	80,000	78,154
Virginia State Housing Development Authority, Commonwealth Mortgage, Series H-1 Revenue Bond (NATL-RE Insured)
5.38%, 07/01/36	1,000,000	1,000,310

Total Municipal Bonds (Cost $23,962,132)		24,281,992

U.S. TREASURY OBLIGATIONS — 15.2%
U.S. Treasury Bills
0.19%, 06/16/11‡‡	640,000	639,912
0.30%, 07/28/11	400,000	399,873
0.18%, 08/18/11‡‡	31,800,000	31,784,672
0.25%, 08/25/11Δ	29,760,000	29,744,317

		62,568,774

U.S. Treasury Bonds
7.50%, 11/15/24Δ	800,000	1,104,125
4.38%, 02/15/38	400,000	393,500
4.38%, 11/15/39Δ	10,440,000	10,214,892
4.38%, 05/15/40Δ	4,910,000	4,801,077

		16,513,594

U.S. Treasury Inflationary Index Bonds
2.38%, 04/15/11‡‡	1,300,000	1,447,213
1.13%, 01/15/21Δ	550,000	562,393
2.38%, 01/15/25‡‡	2,190,000	2,878,180
2.38%, 01/15/27‡‡	2,580,000	3,143,816
1.75%, 01/15/28‡‡	3,000	3,222
3.88%, 04/15/29‡‡	3,068,000	5,511,612
2.13%, 02/15/40	950,000	1,027,156
2.13%, 02/15/41Δ	940,000	1,002,811

		15,576,403

U.S. Treasury Notes
1.00%, 09/30/11	9,600,000	9,640,128
1.38%, 02/15/13	70,000	70,840
0.50%, 11/15/13	40,000	39,403
1.25%, 02/15/14Δ	350,000	350,273
1.25%, 03/15/14Δ	80,000	79,988
2.00%, 01/31/16	430,000	426,943
2.13%, 02/29/16Δ	640,000	638,100
2.25%, 03/31/16	6,925,000	6,934,189
2.75%, 12/31/17Δ	1,000,000	995,547
2.75%, 02/28/18	1,400,000	1,389,609
2.63%, 08/15/20	3,800,000	3,565,468
2.63%, 11/15/20Δ	3,400,000	3,173,155
3.63%, 02/15/21Δ	9,210,000	9,342,394
4.25%, 11/15/40	10,000	9,566
4.75%, 02/15/41	200,000	207,906

		36,863,509

Total U.S. Treasury Obligations (Cost $131,121,499)		131,522,280

	Shares
COMMON STOCKS — 0.0%
Financial Services — 0.0%
Holdco, Cl A+	14,317	32,971
Holdco, Cl B+	128,860	296,757

		329,728

Producer Durables — 0.0%
Nortek, Inc.	1,362	58,566

Total Common Stocks (Cost $775,896)		388,294

PREFERRED STOCKS — 0.3%
Federal Home Loan Mortgage Corporation	55,675	94,648
Federal National Mortgage Association	42,050	73,670
Motors Liquidation Co.Δ	40,650	294,712
Wells Fargo & Co.	2,400	2,484,480

Total Preferred Stocks (Cost $4,635,857)		2,947,510

	Par
REPURCHASE AGREEMENTS — 12.6%
RBS Securities, Inc.
0.15% (dated 04/01/11, due 04/04/11, repurchase price $54,880,686, collateralized by Federal National Mortgage Association, 5.000%, due 03/15/16, total market value $56,124,561)	$54,880,000	54,880,000
RBS Securities, Inc.
0.15% (dated 03/31/11, due 04/01/11, repurchase price $964,004, collateralized by Federal Home Loan Mortgage Corporation, 3.500%, due 08/18/20, total market value $982,982)	964,000	964,000

50	See Notes to Schedule of Investments.

	Par	Value
RBS Securities, Inc.
0.15% (dated 03/31/11, due 04/01/11, repurchase price $47,836,199, collateralized by Federal Home Loan Mortgage Corporation, 3.500%, due 08/18/20, total market value $48,662,478)	$47,836,000	$47,836,000
RBS Securities, Inc.
0.15% (dated 04/01/11, due 04/04/11, repurchase price $4,820,060, collateralized by Federal National Mortgage Association, 5.000%, due 03/15/16, total market value $4,933,349)	4,820,000	4,820,000

Total Repurchase Agreements (Cost $108,500,000)		108,500,000

	Shares
MONEY MARKET FUNDS — 22.4%
GuideStone Money Market Fund (GS4 Class)¥	88,195,362	88,195,362
Northern Institutional Liquid Assets Portfolio§	104,987,482	104,987,482

Total Money Market Funds (Cost $193,182,844)		193,182,844

TOTAL INVESTMENTS — 141.9% (Cost $1,234,388,929)		1,226,020,321

	Number of Contracts
WRITTEN OPTIONS — (0.1)%
Call Options — 0.0%
September 2011 90-Day Eurodollar Futures, Strike Price $99.375, Expires 09/19/11 (JPM)	(38)	(22,325)

Put Options — 0.0%
September 2011 90-Day Eurodollar Futures, Strike Price $99.375, Expires 09/19/11 (JPM)	(38)	(6,650)

	Notional Amount
Put Swaptions — (0.1)%
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (BAR)	$(300,000)	(33)
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (CS)	(100,000)	(11)
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (DEUT)	(500,000)	(56)
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (MSCS)	(5,600,000)	(623)
3-Month LIBOR, Strike Price $2.25, Expires 06/19/12 (RBS)	(3,700,000)	(54,066)
3-Month LIBOR, Strike Price $2.25, Expires 09/24/12 (CITI)	(900,000)	(12,354)
3-Month LIBOR, Strike Price $2.25, Expires 09/24/12 (MSCS)	(1,500,000)	(20,589)
3-Month LIBOR, Strike Price $2.25, Expires 09/24/12 (RBS)	(16,000,000)	(219,616)
3-Month LIBOR, Strike Price $2.25, Expires 09/24/12 (UBS)	(2,800,000)	(38,433)
3-Month LIBOR, Strike Price $2.75, Expires 06/18/12 (DEUT)	(3,900,000)	(56,988)
3-Month LIBOR, Strike Price $3.00, Expires 06/18/12 (BAR)	(5,800,000)	(69,278)
3-Month LIBOR, Strike Price $3.00, Expires 06/18/12 (CITI)	(5,600,000)	(66,889)
3-Month LIBOR, Strike Price $3.00, Expires 06/18/12 (DEUT)	(700,000)	(8,361)

		(547,297)

Total Written Options (Premiums received $(434,711))		(576,272)

	Par
TBA SALE COMMITMENT — (0.1)%
Federal National Mortgage Association (MLCS)
5.50%, 04/12/37 TBA (Cost $(1,067,813))	$(1,000,000)	(1,069,375)

Liabilities in Excess of Other Assets — (41.7)%		(360,609,334)

NET ASSETS — 100.0%		$863,765,340

Please see abbreviation and footnote definitions beginning on page 112.

See Notes to Schedule of Investments.	51

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Swap agreements outstanding at March 31, 2011:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ Received	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Buy Protection
Target Corporation, 5.88% due 03/01/12	(0.11)%	06/20/12	MSCS	USD	$1,200,000	$368	$—	$368
CitiFinancial, 6.63% due 06/01/15	(0.15)%	06/20/15	BAR	USD	300,000	10,493	—	10,493
Nabors Industries, 5.375% due 05/15/12	(1.00)%	03/20/19	BNP	USD	3,900,000	54,500	10,693	43,807

					$5,400,000	$65,361	$10,693	$54,668

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Sell Protection
Federated Republic of Brazil, 12.25% due 03/06/30	2.87%	(1.04)%	05/20/17	DEUT	USD	$1,000,000	$(7,252)	$—	$(7,252)
GMAC LLC, 6.88% due 08/28/12	1.21%	(3.53)%	09/20/17	DEUT	USD	4,100,000	142,821	—	142,821

						$5,100,000	$135,569	$—	$135,569

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
Dow Jones CDX HY-8 Index	-1.60%	06/20/12	MLCS	USD	$1,200,000	$(20,779)	$—	$(20,779)
Dow Jones CDX IG14 5Y Index	-1.00%	06/20/15	UBS	USD	3,900,000	(42,287)	(15,661)	(26,626)
Dow Jones CDX HY15 Index	-5.00%	12/20/15	CITI	USD	2,200,000	(79,679)	(75,619)	(4,060)
Dow Jones CDX IG15 5Y Index	-1.00%	12/20/15	MSCS	USD	1,200,000	(9,010)	(8,246)	(764)
Dow Jones CDX IG9 Index	-0.80%	12/20/17	RBS	USD	7,163,200	202,922	73,198	129,724
Dow Jones CDX IG10 Index	-1.50%	06/20/18	MSCS	USD	7,356,800	(97,599)	(215,478)	117,879

					$23,020,000	$(46,432)	$(241,806)	$195,374

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
KWCDC Index	3.87%	06/12/11	DEUT	KRW	$400,000,000	$187	$(6)	$193
KWCDC Index	3.90%	06/15/11	JPM	KRW	720,000,000	1,164	(4)	1,168
KWCDC Index	3.72%	06/22/11	JPM	KRW	2,300,000,000	2,242	(5)	2,247
KWCDC Index	3.69%	06/26/11	DEUT	KRW	2,280,000,000	5,037	(8)	5,045
KWCDC Index	3.62%	07/06/11	DEUT	KRW	964,630,000	2,480	—	2,480
KWCDC Index	3.63%	07/07/11	DEUT	KRW	1,611,662,000	4,116	—	4,116
KWCDC Index	3.66%	07/08/11	JPM	KRW	766,531,000	3,953	—	3,953

52	See Notes to Schedule of Investments.

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month BRL BRR CDI Index	(10.12)%	01/02/12	MSCS	BRL	$8,000,000	$(176,823)	$(26,178)	$(150,645)
Brazil CETIP Interbank Deposit	11.02%	01/02/12	UBS	BRL	1,600,000	11,222	—	11,222
Brazil CETIP Interbank Deposit	11.67%	02/02/12	MSCS	BRL	2,300,000	40,681	6,840	33,841
Brazil CETIP Interbank Deposit	12.59%	01/02/13	MSCS	BRL	6,000,000	44,928	5,556	39,372
Brazil CETIP Interbank Deposit	11.91%	01/02/13	BAR	BRL	15,400,000	32,660	52,844	(20,184)
Brazil CETIP Interbank Deposit	12.51%	01/02/13	UBS	BRL	1,600,000	—	(1,521)	1,521
Brazil CETIP Interbank Deposit	12.48%	01/02/13	CS	BRL	20,500,000	126,420	(3,022)	129,442
MXN-TIIE-Banxico	6.50%	03/05/13	MSCS	MXN	15,600,000	(953)	(611)	(342)
Brazil CETIP Interbank Deposit	11.99%	01/02/14	BAR	BRL	1,700,000	(1,515)	399	(1,914)
Brazil CETIP Interbank Deposit	11.94%	01/02/14	HSBC	BRL	14,400,000	(77,134)	36,983	(114,117)
Brazil CETIP Interbank Deposit	12.12%	01/02/14	HSBC	BRL	15,600,000	25,089	25,499	(410)
3-Month LIBOR	(1.64)%	11/02/14	DEUT	USD	18,400,000	376,675	—	376,675
3-Month LIBOR	(1.63)%	11/05/14	BOA	USD	9,300,000	194,819	—	194,819
3-Month LIBOR	(2.12)%	11/23/14	BOA	USD	6,800,000	85,204	—	85,204
3-Month LIBOR	1.75%	06/15/16	JPM	USD	2,300,000	(91,490)	(113,401)	21,911
3-Month LIBOR	(1.75)%	06/15/16	JPM	USD	6,800,000	270,491	265,738	4,753
3-Month LIBOR	(1.75)%	06/15/16	DEUT	USD	5,100,000	202,868	197,321	5,547
3-Month LIBOR	(1.75)%	06/15/16	DEUT	USD	3,500,000	139,223	142,366	(3,143)
3-Month LIBOR	(1.75)%	06/15/16	BOA	USD	2,400,000	95,467	96,653	(1,186)
3-Month LIBOR	(2.11)%	08/15/17	DEUT	USD	300,000	12,661	—	12,661
3-Month LIBOR	(2.08)%	08/15/17	BOA	USD	2,600,000	116,152	—	116,152
3-Month LIBOR	2.75%	11/02/17	DEUT	USD	15,400,000	(658,983)	—	(658,983)
3-Month LIBOR	2.75%	11/05/17	BOA	USD	7,800,000	(334,367)	—	(334,367)
6-Month BBR BBSW Index	5.50%	12/15/17	BAR	AUD	2,200,000	(47,406)	(10,222)	(37,184)
6-Month BBR BBSW Index	5.50%	12/15/17	DEUT	AUD	1,300,000	(28,013)	(5,396)	(22,617)
3-Month LIBOR	2.25%	06/15/18	DEUT	USD	600,000	(35,037)	(33,736)	(1,301)
3-Month LIBOR	3.59%	11/23/19	BOA	USD	6,100,000	(173,811)	—	(173,811)

See Notes to Schedule of Investments.	53

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month LIBOR	2.56%	10/20/20	DEUT	USD	$2,800,000	$(187,084)	$—	$(187,084)
3-Month LIBOR	2.75%	06/15/21	JPM	USD	2,300,000	(179,175)	(192,227)	13,052
3-Month LIBOR	(3.54)%	11/02/22	DEUT	USD	4,200,000	266,698	—	266,698
3-Month LIBOR	(3.57)%	11/05/22	BOA	USD	2,100,000	128,817	—	128,817
3-Month LIBOR	(3.25)%	06/15/26	DEUT	USD	1,000,000	91,053	86,593	4,460
3-Month LIBOR	(3.25)%	06/15/26	JPM	USD	2,400,000	215,445	221,962	(6,517)
3-Month LIBOR	(4.21)%	11/23/27	BOA	USD	2,200,000	88,390	—	88,390

					$9,253,423,000	$592,351	$752,417	$(160,066)

Total Swap agreements outstanding at March 31, 2011						$746,849	$521,304	$225,545

Please see abbreviation and footnote definitions beginning on page 112.

PORTFOLIO SUMMARY (based on net assets)

%
Mortgage-Backed Securities	41.5
Futures Contracts	40.4
Money Market Funds	22.4
Corporate Bonds	20.6
Foreign Bonds	17.8
U.S. Treasury Obligations	15.2
Repurchase Agreements	12.6
Asset-Backed Securities	5.0
Agency Obligations	3.7
Municipal Bonds	2.8
Preferred Stocks	0.3
Swap Agreements	0.1
Common Stocks	— **
Loan Agreement	— **
TBA Sale Commitment	(0.1)
Written Options	(0.1)
Forward Foreign Currency Contracts	(2.5)

179.7

**	Rounds to less than 0.005% .

54	See Notes to Schedule of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$31,809,166	$—	$31,809,166	$—
Asset-Backed Securities	43,309,685	—	43,309,685	—
Common Stock	388,294	58,566	—	329,728
Corporate Bonds	177,752,177	—	177,752,177	—
Foreign Bonds	153,756,251	—	153,756,251	—
Loan Agreement	40,113	—	40,113	—
Money Market Funds	193,182,844	193,182,844	—	—
Mortgage-Backed Securities	358,530,009	—	358,530,009	—
Municipal Bonds	24,281,992	—	24,281,992	—
Preferred Stocks	2,947,510	2,947,510
Repurchase Agreements	108,500,000	—	108,500,000	—
U.S. Treasury Obligations	131,522,280	—	131,522,280	—

Total Assets — Investments in Securities	$1,226,020,321	$196,188,920	$1,029,501,673	$329,728

Other Financial Instruments***
Swap Agreements	$746,849	$—	$746,849	$—

Total Assets — Other Financial Instruments	$746,849	$—	$746,849	$—

Liabilities:
Investments in Securities:
TBA Sale Commitments	$(1,069,375)	$—	$(1,069,375)	$—
Written Options	(576,272)	(28,975)	(547,297)	—

Total Liabilities — Investments in Securities	$(1,645,647)	$(28,975)	$(1,616,672)	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(1,037,682)	$—	$(1,037,682)	$—
Futures Contracts	(218,480)	(218,480)	—	—

Total Liabilities — Other Financial Instruments	$(1,256,162)	$(218,480)	$(1,037,682)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Schedule of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Common Stocks	Mortgage-Backed Securities
Balance, 12/31/10	$369,013	$267,860	$101,153
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	61,868	61,868	—
Purchases	—	—	—
Sales	(101,153)	—	(101,153)
Transfers in and/or out of Level 3	—	—	—

Balance, 03/31/11	$329,728	$329,728	$—

See Notes to Schedule of Investments.	55

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Par	Value
ASSET-BACKED SECURITIES — 2.7%
Citibank Credit Card Issuance Trust
6.15%, 06/15/39	$7,650,000	$8,909,441
Community Program Loan Trust
4.50%, 04/01/29	1,950,000	1,843,998

Total Asset-Backed Securities (Cost $9,498,054)		10,753,439

CORPORATE BONDS — 58.4%
Aflac, Inc.
6.90%, 12/17/39	2,669,000	2,809,005
6.45%, 08/15/40	5,705,000	5,744,764
Alcoa, Inc.
5.87%, 02/23/22Δ	10,000	10,254
6.75%, 01/15/28	235,000	246,450
5.95%, 02/01/37Δ	5,326,000	5,040,601
Allegheny Technologies, Inc.
5.95%, 01/15/21	3,538,000	3,732,045
Ally Financial, Inc.
8.00%, 11/01/31Δ	199,000	217,905
Alta Wind Holdings LLC
7.00%, 06/30/35 144A	600,000	633,811
American Express Co.
8.15%, 03/19/38	6,202,000	8,319,437
American International Group, Inc.
5.45%, 05/18/17	30,000	30,876
Anadarko Petroleum Corporation
6.45%, 09/15/36Δ	1,840,000	1,843,341
Archer-Daniels-Midland Co.
5.77%, 03/01/41	983,000	1,010,087
AT&T Corporation
6.50%, 03/15/29	125,000	132,614
6.50%, 09/01/37	9,530,000	9,907,312
Bank of America Corporation
7.63%, 06/01/19	7,000,000	8,120,007
Bell South Tele-communications, Inc.
7.00%, 12/01/95	1,000,000	1,022,740
Bruce Mansfield Unit
6.85%, 06/01/34@Δ	1,231,288	1,295,097
Camden Property Trust
5.70%, 05/15/17Δ	25,000	27,402
Chesapeake Energy Corporation
6.88%, 11/15/20Δ	320,000	347,200
2.50%, 05/15/37	100,000	109,125
2.25%, 12/15/38	50,000	46,188
CIT Group, Inc.
7.00%, 05/01/13Δ	78,238	79,900
7.00%, 05/01/14Δ	153,940	157,211
7.00%, 05/01/15Δ	153,940	155,672
7.00%, 05/01/16Δ	256,570	257,532
7.00%, 05/01/17Δ	359,197	360,544
Citigroup, Inc.
6.88%, 06/01/25	2,441,000	2,540,913
5.88%, 05/29/37	1,141,000	1,117,034
8.13%, 07/15/39	4,174,000	5,248,730
Comcast Corporation
5.65%, 06/15/35	660,000	622,384
6.50%, 11/15/35	555,000	576,333
6.45%, 03/15/37Δ	2,415,000	2,481,857
6.95%, 08/15/37	625,000	682,572
Commonwealth Edison Co.
4.75%, 12/01/11@	135,000	134,876
Continental Airlines, Inc.
9.00%, 07/08/16Δ	1,878,741	2,132,371
8.31%, 10/02/19	191,084	192,995
7.57%, 09/15/21	159,495	157,901
Corning, Inc.
7.25%, 08/15/36	850,000	973,430
Cummins, Inc.
6.75%, 02/15/27	1,000,000	1,052,060
7.13%, 03/01/28	425,000	472,193
5.65%, 03/01/98	2,520,000	2,045,275
Darden Restaurants, Inc.
6.00%, 08/15/35	990,000	960,956
DCP Midstream LLP
6.45%, 11/03/36 144A	490,000	499,686
Dillard’s, Inc.
7.75%, 07/15/26	890,000	858,850
7.00%, 12/01/28Δ	500,000	447,500
Duke Realty LP
5.95%, 02/15/17	70,000	75,604
First Industrial LP
7.60%, 07/15/28	1,000,000	986,251
Foot Locker, Inc.
8.50%, 01/15/22	1,000,000	1,006,250
Ford Motor Co.
6.63%, 10/01/28Δ	680,000	663,358
6.38%, 02/01/29	1,255,000	1,191,926
General Electric Capital Corporation
4.88%, 03/04/15	510,000	550,379
6.75%, 03/15/32	3,000,000	3,306,102
6.15%, 08/07/37Δ	6,114,000	6,270,922
5.88%, 01/14/38	150,000	148,586
Goldman Sachs Group, Inc.
5.38%, 03/15/20	415,000	422,108
Halliburton Co.
7.45%, 09/15/39Δ	3,070,000	3,891,498
HCA, Inc.
7.58%, 09/15/25	1,000,000	947,500
7.05%, 12/01/27	500,000	447,500
Home Depot, Inc.
5.88%, 12/16/36	875,000	872,610
HSBC Bank USA NA
7.00%, 01/15/39Δ	5,948,000	6,689,787
Intel Corporation
3.25%, 08/01/39Δ	1,155,000	1,364,344
International Lease Finance Corporation
5.65%, 06/01/14	105,000	106,050
8.88%, 09/15/15 144A	5,000	5,512
International Paper Co.
8.70%, 06/15/38	2,643,000	3,398,438
iStar Financial, Inc.
8.63%, 06/01/13Δ	635,000	650,875
5.95%, 10/15/13Δ	305,000	292,038
5.70%, 03/01/14Δ	1,171,000	1,106,595
JC Penney Corporation, Inc.
6.38%, 10/15/36	414,000	375,187
Johnson Controls, Inc.
5.70%, 03/01/41	622,000	625,022
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	280,000	268,296

56	See Notes to Schedule of Investments.

	Par	Value
Kraft Foods, Inc.
6.50%, 11/01/31	$1,700,000	$1,873,271
7.00%, 08/11/37	525,000	592,122
6.88%, 02/01/38Δ	3,243,000	3,607,043
6.50%, 02/09/40Δ	3,928,000	4,209,571
Lennar Corporation
5.60%, 05/31/15	935,000	925,650
6.50%, 04/15/16Δ	625,000	628,125
Liberty Mutual Group, Inc.
6.50%, 03/15/35 144AΔ	1,400,000	1,319,949
Lowe’s Cos., Inc.
6.65%, 09/15/37	357,000	412,475
Macy’s Retail Holdings, Inc.
6.38%, 03/15/37	240,000	241,200
Manufacturers & Traders Trust Co.
6.63%, 12/04/17	1,320,000	1,492,337
Mead Corporation
7.55%, 03/01/47Δ	515,000	505,884
MetLife, Inc.
7.72%, 02/15/19	3,510,000	4,273,179
5.88%, 02/06/41	2,238,000	2,264,444
6.40%, 12/15/66	310,000	300,111
Morgan Stanley
5.45%, 01/09/17	5,000	5,278
6.63%, 04/01/18	70,000	77,047
5.63%, 09/23/19	195,000	199,494
5.50%, 07/24/20Δ	200,000	200,220
6.25%, 08/09/26Δ	100,000	104,735
Motorola, Inc.
6.50%, 09/01/25	265,000	279,503
6.50%, 11/15/28	725,000	747,026
6.63%, 11/15/37	275,000	296,030
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	100,000	101,501
NGPL PipeCo LLC
7.12%, 12/15/17 144AΔ	640,000	716,057
Nortel Networks Capital Corporation
7.88%, 06/15/26#	450,000	333,000
Old Republic International Corporation
3.75%, 03/15/18Δ	845,000	852,394
Owens Corning, Inc.
6.50%, 12/01/16	240,000	261,623
7.00%, 12/01/36	3,940,000	3,965,283
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	1,750,000	1,897,726
PepsiCo, Inc.
4.88%, 11/01/40	3,496,000	3,284,667
Pioneer Natural Resources Co.
7.20%, 01/15/28	2,500,000	2,619,468
Prologis
5.63%, 11/15/15	35,000	37,182
Prudential Financial, Inc.
6.63%, 06/21/40	5,000,000	5,527,605
Pulte Homes, Inc.
5.20%, 02/15/15	38,000	37,905
7.88%, 06/15/32	1,500,000	1,391,250
6.38%, 05/15/33	1,000,000	817,500
Qwest Corporation
7.25%, 09/15/25	1,000,000	1,070,000
6.88%, 09/15/33	2,250,000	2,264,062
Sempra Energy
6.00%, 10/15/39	8,268,000	8,447,002
SLM Corporation
5.00%, 10/01/13	250,000	258,922
5.38%, 05/15/14	200,000	207,546
Southern Natural Gas Co.
7.35%, 02/15/31	1,750,000	1,993,563
Sprint Capital Corporation
6.90%, 05/01/19Δ	55,000	57,062
6.88%, 11/15/28	2,350,000	2,179,625
8.75%, 03/15/32Δ	20,000	21,375
Target Corporation
6.50%, 10/15/37Δ	3,900,000	4,399,200
7.00%, 01/15/38	2,330,000	2,760,148
Tennessee Gas Pipeline Co.
7.00%, 10/15/28	750,000	837,155
Textron, Inc.
6.63%, 04/07/20(U)	160,000	260,202
Time Warner Cable, Inc.
6.55%, 05/01/37	1,049,000	1,071,045
6.75%, 06/15/39	2,995,000	3,141,581
5.88%, 11/15/40	1,700,000	1,602,806
Time Warner Entertainment Co. LP
8.38%, 07/15/33	1,049,000	1,286,795
Toll Brothers Finance Corporation
5.15%, 05/15/15	625,000	638,533
Toro Co.
6.63%, 05/01/37@	300,000	270,268
Travelers Cos., Inc.
6.25%, 06/15/37	4,825,000	5,200,501
Union Pacific Resources Group, Inc.
7.15%, 05/15/28Δ	250,000	265,142
UnitedHealth Group, Inc.
5.80%, 03/15/36	920,000	916,957
6.50%, 06/15/37	767,000	825,222
6.63%, 11/15/37	2,526,000	2,746,790
5.70%, 10/15/40Δ	1,210,000	1,183,773
Verizon Communications, Inc.
5.85%, 09/15/35Δ	2,420,000	2,415,840
6.40%, 02/15/38	968,000	1,017,522
6.90%, 04/15/38	1,000,000	1,113,417
8.95%, 03/01/39	105,000	143,566
7.35%, 04/01/39	979,000	1,144,789
6.00%, 04/01/41Δ	2,770,000	2,768,826
Verizon Maryland, Inc.
5.13%, 06/15/33Δ	175,000	158,462
Verizon New York, Inc.
7.38%, 04/01/32	385,000	433,159
Wachovia Bank NA
5.85%, 02/01/37	4,577,000	4,686,413
6.60%, 01/15/38	3,757,000	4,234,402
Wal-Mart Stores, Inc.
6.50%, 08/15/37Δ	5,859,000	6,691,265
WellPoint, Inc.
5.95%, 12/15/34	846,000	872,666
6.38%, 06/15/37	2,766,000	2,984,467
Western Union Co.
6.20%, 11/17/36Δ	3,240,000	3,180,624
6.20%, 06/21/40Δ	20,000	19,693
Weyerhaeuser Co.
8.50%, 01/15/25Δ	520,000	602,090

See Notes to Schedule of Investments.	57

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
6.88%, 12/15/33Δ	$580,000	$584,105
Wyndham Worldwide Corporation
5.75%, 02/01/18	50,000	51,880
Xerox Capital Trust I
8.00%, 02/01/27	1,500,000	1,529,673

Total Corporate Bonds (Cost $221,826,312)		235,453,763

FOREIGN BONDS — 23.4%
Australia — 2.0%
Barrick PD Australia Finance Pty, Ltd.
5.95%, 10/15/39	2,870,000	2,970,312
General Electric Capital Australia Funding, Ltd.
8.00%, 02/13/12(a)	60,000	63,324
New South Wales Treasury Corporation
6.00%, 05/01/12(A)	60,000	62,736
Qantas Airways, Ltd.
6.05%, 04/15/16 144A	345,000	367,830
Queensland Treasury Corporation
6.00%, 06/14/11(A)	785,000	813,719
Rio Tinto Finance USA, Ltd.
5.20%, 11/02/40Δ	4,186,000	3,966,566

		8,244,487

Brazil — 0.4%
Federative Republic of Brazil
10.25%, 01/10/28(B)	2,525,000	1,546,565

Canada — 4.6%
Canada Generic Residual STRIP
3.83%, 06/01/25(C)Ω†	3,685,000	2,258,284
Methanex Corporation
6.00%, 08/15/15	25,000	25,077
Ontario Generic Residual STRIP
4.53%, 07/13/22(C)Ω†	3,900,000	2,405,610
4.78%, 03/08/29Ω†(c)	7,000,000	3,046,570
Saskatchewan Residual STRIP
2.51%, 04/10/14(C)	4,235,000	4,037,687
4.37%, 02/04/22(C)	3,000,000	1,867,210
Talisman Energy, Inc.
6.25%, 02/01/38Δ	450,000	474,611
TransCanada Pipelines, Ltd.
6.20%, 10/15/37	4,291,000	4,574,601

		18,689,650

Cayman Islands — 0.2%
Enersis SA
7.40%, 12/01/16	625,000	722,969

Finland — 1.1%
Nokia OYJ
6.63%, 05/15/39	4,410,000	4,471,771

Ireland — 0.9%
Ireland Government Bond
4.50%, 10/18/18(E)	1,150,000	1,175,229
5.00%, 10/18/20(E)	75,000	74,340
5.40%, 03/13/25(E)	300,000	287,394
XL Capital, Ltd.
6.38%, 11/15/24	585,000	609,871
XL Group PLC
6.25%, 05/15/27	1,530,000	1,522,963

		3,669,797

Italy — 0.2%
Telecom Italia Capital SA
6.38%, 11/15/33	410,000	388,046
6.00%, 09/30/34	415,000	376,638

		764,684

Luxembourg — 1.7%
ArcelorMittal
7.00%, 10/15/39Δ	4,221,000	4,245,338
6.75%, 03/01/41	1,253,000	1,231,880
Enel Finance International NV
6.00%, 10/07/39 144A	1,710,000	1,560,043

		7,037,261

Malaysia — 0.1%
Telekom Malaysia BHD
7.88%, 08/01/25 144A	225,000	286,449

Mexico — 1.0%
Mexican Bonos
7.25%, 12/15/16(M)	13,150,000	1,120,046
8.00%, 12/07/23(M)	34,000,000	2,907,356

		4,027,402

Netherlands — 1.0%
EDP Finance BV
4.90%, 10/01/19 144A	200,000	174,865
Koninklijke Philips Electronics NV
6.88%, 03/11/38Δ	3,250,000	3,872,330

		4,047,195

Norway — 0.6%
Norway Government Bond
5.00%, 05/15/15(K)Δ	540,000	103,974
4.25%, 05/19/17(K)	11,940,000	2,248,522

		2,352,496

Philippines — 0.1%
Quezon Power (Philippines), Ltd.
8.86%, 06/15/17	302,500	331,238

Portugal — 0.1%
Obrigacoes do Tesouro
4.80%, 06/15/20(E)	75,000	83,540
3.85%, 04/15/21(E)	250,000	251,304

		334,844

Spain — 0.4%
Telefonica Emisiones SAU
5.13%, 04/27/20Δ	1,650,000	1,644,626

Supranational — 1.8%
Inter-American Development Bank
6.00%, 12/15/17(Z)	6,365,000	5,107,995
International Bank For Reconstruction & Development
1.43%, 03/05/14(G)	2,470,000	1,973,170

		7,081,165

58	See Notes to Schedule of Investments.

	Par	Value
United Kingdom — 7.2%
Barclays Bank PLC
3.68%, 08/20/15(W)	$740,000,000	$659,956
10.18%, 06/12/21 144A	7,312,000	9,323,604
HBOS PLC
6.00%, 11/01/33 144A	590,000	445,160
HSBC Holdings PLC
6.80%, 06/01/38	2,000,000	2,100,848
Lloyds TSB Bank PLC
5.80%, 01/13/20 144A	6,830,000	6,848,379
6.38%, 01/21/21Δ	2,199,000	2,295,743
Royal Bank of Scotland PLC
6.13%, 01/11/21	1,988,000	2,047,551
Standard Chartered Bank
6.40%, 09/26/17 144A	1,000,000	1,085,161
Tesco PLC
6.15%, 11/15/37 144AΔ	3,720,000	4,087,190

		28,893,592

Total Foreign Bonds (Cost $86,704,680)		94,146,191

MORTGAGE-BACKED SECURITY — 0.0%
Federal Home Loan Mortgage Corporation
5.00%, 12/01/31 (Cost $106,083)	111,806	117,825

MUNICIPAL BONDS — 7.2%
Aurora Water Improvement, First Lien (RB) Series A
5.00%, 08/01/39	1,240,000	1,206,942
California Educational Facilities Authority, Stanford University (RB)
5.25%, 04/01/40	4,185,000	4,589,606
King County Sewer (RB)
5.00%, 01/01/39	405,000	394,300
Los Angeles Unified School District, Series KRY General Obligation Bond
5.76%, 07/01/29	2,280,000	2,178,996
5.75%, 07/01/34	3,415,000	3,209,451
Metropolitan Transportation Authority, Build America Series E Revenue Bond
6.81%, 11/15/40	1,020,000	1,055,690
New Jersey State Turnpike Authority Series F Revenue Bond
7.41%, 01/01/40	2,342,000	2,594,304
New Jersey State Turnpike Authority, Build America Series A Revenue Bond
7.10%, 01/01/41	1,945,000	2,093,578
New York City Municipal Water Finance Authority, Second General Resolution, Series EE Revenue Bond
5.38%, 06/15/43	690,000	699,046
New York City Municipal Water Finance Authority
6.01%, 06/15/42	3,295,000	3,374,640
Santa Clara County, Election of 2008 (GO) Series A
5.00%, 08/01/34	1,625,000	1,622,660
State of California General Obligation Bond
7.50%, 04/01/34	2,135,000	2,299,694
7.55%, 04/01/39	1,190,000	1,294,708
7.30%, 10/01/39	2,000,000	2,110,500
State of Illinois General Obligation Bond, Taxable Pension
5.10%, 06/01/33	635,000	515,537

Total Municipal Bonds (Cost $28,850,730)		29,239,652

U.S. TREASURY OBLIGATIONS — 4.8%
U.S. Treasury Notes
3.88%, 08/15/40Δ	2,005,000	1,794,475
4.25%, 11/15/40	6,449,000	6,168,874

		7,963,349

U.S. Treasury STRIPS
4.70%, 05/15/38Δ	24,440,000	6,779,949
4.70%, 02/15/40	1,800,000	455,692
4.70%, 05/15/40	16,000,000	3,997,008

		11,232,649

Total U.S. Treasury Obligations (Cost $20,677,371)		19,195,998

	Shares
PREFERRED STOCKS — 0.1%
Chesapeake Energy Corporation	330	34,898
El Paso Energy Capital Trust I	5,350	236,737
Preferred Blocker (GMAC), Inc. 144A	82	76,301

Total Preferred Stocks (Cost $272,390)		347,936

MONEY MARKET FUNDS — 14.2%
GuideStone Money Market Fund (GS4 Class)¥	8,446,211	8,446,211
Northern Institutional Liquid Assets Portfolio§	48,890,353	48,890,353

Total Money Market Funds (Cost $57,336,564)		57,336,564

TOTAL INVESTMENTS — 110.8% (Cost $425,272,184)		446,591,368
Liabilities in Excess of Other Assets — (10.8)%		(43,492,986)

NET ASSETS — 100.0%		$403,098,382

Please see abbreviation and footnote definitions beginning on page 112.

See Notes to Schedule of Investments.	59

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

PORTFOLIO SUMMARY (based on net assets)

	%
Corporate Bonds	58.4
Foreign Bonds	23.4
Money Market Funds	14.2
Municipal Bonds	7.2
U.S. Treasury Obligations	4.8
Asset-Backed Securities	2.7
Preferred Stocks	0.1
Mortgage-Backed Security	—	**

	110.8

**	Rounds to less than 0.005%.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Asset-Backed Securities	$10,753,439	$—	$10,753,439	$—
Corporate Bonds	235,453,763	—	235,453,763	—
Foreign Bonds	94,146,191	—	94,146,191	—
Money Market Funds	57,336,564	57,336,564	—	—
Mortgage-Backed Security	117,825	—	117,825	—
Municipal Bonds	29,239,652	—	29,239,652	—
Preferred Stocks	347,936	347,936
U.S. Treasury Obligations	19,195,998	—	19,195,998	—

Total Assets — Investments in Securities	$446,591,368	$57,684,500	$388,906,868	$—

60	See Notes to Schedule of Investments.

INFLATION PROTECTED BOND FUND
SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Par	Value
U.S. TREASURY OBLIGATIONS — 87.3%
U.S. Treasury Bonds
5.25%, 02/15/29	$1,865,000	$2,100,747
4.38%, 05/15/40Δ	240,000	234,676
3.88%, 08/15/40Δ	160,000	143,200

		2,478,623

U.S. Treasury Inflationary Index Bonds
2.38%, 04/15/11Δ	825,000	918,423
3.38%, 01/15/12Δ	2,970,000	3,861,918
2.00%, 04/15/12Δ	1,947,300	2,210,907
0.63%, 04/15/13	1,220,000	1,331,093
1.88%, 07/15/13Δ	1,885,000	2,446,133
2.00%, 01/15/14	2,290,000	2,976,233
1.25%, 04/15/14	1,255,000	1,396,580
2.00%, 07/15/14‡‡	3,908,200	5,014,683
1.63%, 01/15/15Δ	735,000	919,807
0.50%, 04/15/15Δ	6,461,900	6,823,043
1.88%, 07/15/15Δ	3,390,000	4,226,698
2.00%, 01/15/16Δ	3,415,000	4,187,552
2.50%, 07/15/16	3,405,000	4,218,334
2.38%, 01/15/17	1,965,000	2,420,565
2.63%, 07/15/17	740,000	903,918
1.63%, 01/15/18Δ	2,220,000	2,525,807
1.38%, 07/15/18Δ	3,765,000	4,098,836
2.13%, 01/15/19Δ	785,900	900,511
1.88%, 07/15/19Δ	935,000	1,059,048
1.38%, 01/15/20Δ	2,753,900	2,944,090
1.25%, 07/15/20Δ	3,973,900	4,149,230
1.13%, 01/15/21Δ	125,000	127,817
2.38%, 01/15/25Δ	4,205,200	5,526,631
2.00%, 01/15/26Δ	1,475,000	1,750,640
2.38%, 01/15/27Δ	1,345,000	1,638,927
1.75%, 01/15/28	4,305,000	4,623,000
3.63%, 04/15/28	1,200,000	2,112,012
2.50%, 01/15/29	3,900,000	4,543,121
3.88%, 04/15/29Δ	2,880,000	5,173,873
3.38%, 04/15/32	307,100	491,733
2.13%, 02/15/40	7,972,600	8,620,113
2.13%, 02/15/41Δ	3,470,000	3,701,865

		97,843,141

U.S. Treasury Notes
3.63%, 02/15/21Δ	1,125,000	1,141,172
4.75%, 02/15/41	1,015,000	1,055,124

		2,196,296

Total U.S. Treasury Obligations (Cost $99,113,250)		102,518,060

	Shares
MONEY MARKET FUNDS — 33.2%
GuideStone Money Market Fund (GS4 Class)¥	14,435,587	14,435,587
Northern Institutional Liquid Assets Portfolio§	24,541,582	24,541,582

Total Money Market Funds (Cost $38,977,169)		38,977,169

TOTAL INVESTMENTS — 120.5% (Cost $138,090,419)		141,495,229
Liabilities in Excess of Other Assets — (20.5)%		(24,108,392)

NET ASSETS — 100.0%		$117,386,837

Please see abbreviation and footnote definitions beginning on page 112.

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Treasury Obligations	87.3
Money Market Funds	33.2
Futures Contracts	(8.3)

112.2

See Notes to Schedule of Investments.	61

INFLATION PROTECTED BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$38,977,169	$38,977,169	$—	$—
U.S. Treasury Obligations	102,518,060	—	102,518,060	—

Total Assets — Investments in Securities	$141,495,229	$38,977,169	$102,518,060	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(19,176)	$(19,176)	$—	$—

Total Liabilities — Other Financial Instruments	$(19,176)	$(19,176)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Schedule of Investments.

62	See Notes to Schedule of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Par	Value
AGENCY OBLIGATION — 0.1%
Federal National Mortgage Association
0.05%, 05/09/11Ω‡‡ (Cost $169,957)	$170,000	$169,982

CORPORATE BONDS — 42.8%
ACCO Brands Corporation
10.63%, 03/15/15	105,000	118,912
AES Corporation
8.00%, 06/01/20	350,000	379,750
Alcoa, Inc.
5.87%, 02/23/22Δ	5,000	5,127
6.75%, 01/15/28	185,000	194,014
5.95%, 02/01/37Δ	65,000	61,517
Allied Waste North America, Inc.
7.13%, 05/15/16	225,000	235,094
Ally Financial, Inc.
7.50%, 12/31/13	87,000	94,504
6.75%, 12/01/14	399,000	422,441
8.00%, 12/31/18	104,000	112,710
7.50%, 09/15/20 144AΔ	415,000	444,569
8.00%, 11/01/31Δ	389,000	425,955
Altegrity, Inc.
10.50%, 11/01/15 144A	150,000	159,750
American Express Credit Corporation
5.13%, 08/25/14	100,000	107,954
American Greetings Corporation
7.38%, 06/01/16	30,000	31,162
American International Group, Inc.
5.45%, 05/18/17	25,000	25,730
Anadarko Petroleum Corporation
5.95%, 09/15/16	130,000	141,525
Appleton Papers, Inc.
11.25%, 12/15/15Δ	102,000	99,450
Ashton Woods USA LLC
22.88%, 06/30/15 STEP 144AΩ@	20,800	12,584
Astoria Depositor Corporation
8.14%, 05/01/21 144A	130,000	127,400
AT&T, Inc.
6.55%, 02/15/39	220,000	230,041
Ball Corporation
5.75%, 05/15/21Δ	380,000	373,350
Baltimore Gas & Electric Co.
5.20%, 06/15/33Δ	1,125,000	1,048,806
Bank of America Corporation
4.63%, 08/07/17(E)	300,000	414,613
Belden & Blake Corporation
8.75%, 07/15/12	165,000	165,825
Berry Petroleum Co.
10.25%, 06/01/14Δ	80,000	93,200
Biomet, Inc.
10.00%, 10/15/17	10,000	11,012
10.38%, 10/15/17 PIK	545,000	601,544
Boston Scientific Corporation
7.00%, 11/15/35	215,000	220,212
Buffets Restaurants Holdings, Inc.
12.50%, 11/01/14@	105,000	10
Calpine Corporation
7.50%, 02/15/21 144A	460,000	478,400
7.88%, 01/15/23 144A	400,000	415,500
CCO Holdings LLC / CCO Holdings Capital Corporation
7.00%, 01/15/19 144AΔ	230,000	236,325
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	260,000	334,543
Cengage Learning Acquisitions, Inc.
10.50%, 01/15/15 144AΔ	100,000	102,500
Ceridian Corporation
12.25%, 11/15/15 144AΔ	63,900	66,935
Charter Communications Operating LLC
10.88%, 09/15/14 144AΔ	140,000	157,500
Chesapeake Energy Corporation
7.25%, 12/15/18	110,000	123,475
6.63%, 08/15/20Δ	530,000	567,100
2.50%, 05/15/37	65,000	70,931
2.25%, 12/15/38	25,000	23,094
Chiquita Brands International, Inc.
7.50%, 11/01/14Δ	450,000	458,438
Cincinnati Bell Telephone Co. LLC
6.30%, 12/01/28	155,000	124,775
CIT Group, Inc.
7.00%, 05/01/13Δ	32,340	33,028
7.00%, 05/01/14Δ	92,453	94,418
7.00%, 05/01/15Δ	92,453	93,493
7.00%, 05/01/16Δ	154,090	154,668
7.00%, 05/01/17Δ	215,726	216,535
Citigroup, Inc.
6.38%, 08/12/14	150,000	165,942
7.38%, 09/04/19(E)	380,000	610,492
CMP Susquehanna Radio Holdings Corporation
9.88%, 05/15/14	6,000	4,247
Colorado Interstate Gas Co.
5.95%, 03/15/15	20,000	22,137
6.80%, 11/15/15	125,000	144,301
Comcast Corporation
5.15%, 03/01/20Δ	170,000	177,279
Community Health Systems, Inc.
8.88%, 07/15/15	100,000	105,750
Complete Production Services, Inc.
8.00%, 12/15/16	80,000	84,800
ConocoPhillips
6.50%, 02/01/39	30,000	34,270
Consol Energy, Inc.
8.25%, 04/01/20Δ	210,000	233,888
Continental Airlines, Inc.
9.00%, 07/08/16Δ	1,174,213	1,332,732
5.98%, 04/19/22	525,719	538,862
Countrywide Financial Corporation
6.25%, 05/15/16	280,000	299,252
Cricket Communications, Inc.
7.75%, 05/15/16Δ	150,000	160,125
Cummins, Inc.
5.65%, 03/01/98	1,500,000	1,217,426

See Notes to Schedule of Investments.	63

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
DAE Aviation Holdings, Inc.
11.25%, 08/01/15 144A	$130,000	$138,125
Delta Air Lines, Inc.
9.50%, 09/15/14 144A	36,000	38,430
8.02%, 08/10/22	91,876	94,862
Deutsche Postbank Funding Trust IV
5.98%, 06/29/49(E)†	300,000	361,384
DISH DBS Corporation
7.00%, 10/01/13	600,000	651,000
Dynegy Holdings, Inc.
7.75%, 06/01/19Δ	893,000	697,656
Edison Mission Energy
7.63%, 05/15/27	180,000	135,000
El Paso Corporation
7.75%, 01/15/32	50,000	56,279
El Paso Natural Gas Co.
8.63%, 01/15/22	90,000	113,886
8.38%, 06/15/32	75,000	92,238
El Pollo Loco, Inc.
11.75%, 12/01/12	20,000	20,875
11.75%, 11/15/13Δ	165,000	154,275
Embarq Corporation
8.00%, 06/01/36	1,245,000	1,407,672
Energy Future Holdings Corporation
6.50%, 11/15/24	350,000	165,375
Enterprise Products Operating LLC
9.75%, 01/31/14Δ	100,000	119,901
8.38%, 08/01/66†	60,000	64,870
ERAC USA Finance Co. LLC
7.00%, 10/15/37 144A	1,065,000	1,163,998
Escrow GCB 144A US Oncology
9.12%, 08/15/17	155,000	—
FirstEnergy Corporation
7.38%, 11/15/31	325,000	353,004
Ford Motor Co.
4.25%, 11/15/16	830,000	1,508,525
6.63%, 10/01/28	850,000	829,198
Ford Motor Credit Co., LLC
3.05%, 01/13/12†Δ	37,500	37,875
7.50%, 08/01/12	500,000	533,302
12.00%, 05/15/15Δ	100,000	125,971
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17	150,000	165,571
Freescale Semiconductor, Inc.
10.13%, 12/15/16	130,000	138,775
Fresenius US Finance II, Inc.
8.75%, 07/15/15 144A(E)	30,000	48,840
Frontier Communications Corporation
7.88%, 01/15/27	405,000	388,800
General Electric Capital Corporation
3.49%, 03/08/12(G)	200,000	161,377
7.63%, 12/10/14(Z)	1,025,000	851,404
4.88%, 03/04/15	370,000	399,295
6.50%, 09/28/15(Z)	255,000	203,299
6.75%, 09/26/16(Z)	150,000	119,492
6.75%, 03/15/32	30,000	33,061
Georgia-Pacific LLC
8.88%, 05/15/31Δ	785,000	951,812
Giant Funding Corporation
8.25%, 02/01/18 144AΔ	220,000	226,875
Goldman Sachs Group, Inc.
5.13%, 10/23/19(E)	500,000	699,296
4.75%, 10/12/21(E)	300,000	379,976
Goodyear Tire & Rubber Co.
7.00%, 03/15/28	690,000	652,050
H&E Equipment Services, Inc.
8.38%, 07/15/16	120,000	126,750
Hanover Insurance Group, Inc.
7.50%, 03/01/20Δ	385,000	409,911
HCA, Inc.
6.38%, 01/15/15	150,000	153,750
7.19%, 11/15/15	205,000	207,050
9.63%, 11/15/16 PIK	596	644
7.50%, 12/15/23	555,000	527,250
8.36%, 04/15/24	90,000	90,450
7.69%, 06/15/25	775,000	742,062
7.58%, 09/15/25	570,000	540,075
Hercules Offshore, Inc.
10.50%, 10/15/17 144A	80,000	82,400
Hertz Corporation
8.88%, 01/01/14Δ	92,000	94,760
Idearc, Inc.
0.00%, 11/15/16+Ω	185,000	—
ING Capital Funding Trust III
3.90%, 12/29/49†Δ	200,000	194,860
Intel Corporation
2.95%, 12/15/35Δ	580,000	599,575
3.25%, 08/01/39Δ	460,000	543,375
International Lease Finance Corporation
5.65%, 06/01/14	90,000	90,900
8.88%, 09/15/15 144A	215,000	237,038
8.25%, 12/15/20	100,000	109,750
iStar Financial, Inc.
5.70%, 03/01/14Δ	62,000	58,590
6.05%, 04/15/15	20,000	18,500
5.88%, 03/15/16Δ	22,000	19,800
JC Penney Corporation, Inc.
6.38%, 10/15/36	650,000	589,062
7.63%, 03/01/97	1,300,000	1,170,000
Jones Apparel Group, Inc.
6.13%, 11/15/34	135,000	108,338
JPMorgan Chase Bank NA
4.38%, 11/30/21(E)†	350,000	482,395
K Hovnanian Enterprises, Inc.
6.38%, 12/15/14Δ	795,000	725,438
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	75,000	76,941
6.95%, 01/15/38	90,000	97,326
L-3 Communications Corporation
6.38%, 10/15/15	450,000	465,750
Lennar Corporation
5.60%, 05/31/15	1,400,000	1,386,000
Level 3 Communications, Inc.
3.50%, 06/15/12	80,000	79,300
Level 3 Financing, Inc.
8.75%, 02/15/17Δ	1,285,000	1,281,788

64	See Notes to Schedule of Investments.

	Par	Value
9.38%, 04/01/19 144A	$20,000	$19,450
Marsh & McLennan Cos., Inc.
5.88%, 08/01/33Δ	1,000,000	944,191
Masco Corporation
5.85%, 03/15/17	90,000	88,353
6.50%, 08/15/32Δ	145,000	131,190
MBIA Insurance Corporation
14.00%, 01/15/33 144A†	435,000	245,775
Merrill Lynch & Co., Inc.
6.05%, 06/01/34	700,000	645,492
6.11%, 01/29/37	1,300,000	1,236,826
Mirant Mid Atlantic Pass Through Trust
10.06%, 12/30/28	165,630	187,162
Morgan Stanley
4.75%, 04/01/14	50,000	52,137
5.75%, 01/25/21	700,000	707,822
Motorola, Inc.
6.50%, 11/15/28	155,000	159,709
6.63%, 11/15/37	625,000	672,795
Motors Liquidation Co.
8.38%, 07/05/33(E)#	250,000	100,089
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	1,200,000	1,218,016
Nalco Co.
6.88%, 01/15/19 144A(E)	100,000	142,428
Neiman-Marcus Group, Inc.
7.13%, 06/01/28	30,000	27,600
NetFlix, Inc.
8.50%, 11/15/17	150,000	169,688
NewPage Corporation
11.38%, 12/31/14 144AΔ	285,000	286,781
Nextel Communications, Inc.
5.95%, 03/15/14	970,000	977,275
7.38%, 08/01/15	1,615,000	1,629,131
Old Republic International Corporation
3.75%, 03/15/18Δ	585,000	590,119
Owens Corning, Inc.
7.00%, 12/01/36	220,000	221,412
Owens-Brockway Glass Container, Inc.
3.00%, 06/01/15 144AΔ	840,000	855,750
Oxford Industries, Inc.
11.38%, 07/15/15 144A	135,000	151,538
Pemex Project Funding Master Trust
6.63%, 06/15/35	516,000	520,186
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	685,000	742,824
Pioneer Natural Resources Co.
5.88%, 07/15/16Δ	900,000	952,017
7.20%, 01/15/28	315,000	330,053
Plains Exploration & Production Co.
10.00%, 03/01/16	75,000	84,938
8.63%, 10/15/19	55,000	61,462
ProLogis
6.63%, 05/15/18	15,000	16,271
QEP Resources, Inc.
6.88%, 03/01/21	290,000	305,950
Quicksilver Resources, Inc.
11.75%, 01/01/16	95,000	111,150
Qwest Capital Funding, Inc.
6.50%, 11/15/18	225,000	230,625
Qwest Corporation
3.55%, 06/15/13†	100,000	104,750
7.63%, 06/15/15	300,000	346,500
7.50%, 06/15/23	110,000	110,825
7.25%, 09/15/25	105,000	112,350
6.88%, 09/15/33	2,500,000	2,515,625
7.25%, 10/15/35Δ	110,000	112,200
Range Resources Corporation
6.75%, 08/01/20	510,000	545,700
Reliance Holdings USA, Inc.
4.50%, 10/19/20 144A	290,000	273,732
Republic Services, Inc.
5.00%, 03/01/20Δ	90,000	93,342
RSC Equipment Rental, Inc.
10.00%, 07/15/17 144A	80,000	91,600
SandRidge Energy, Inc.
9.88%, 05/15/16 144A	185,000	206,275
Service Corporation International
7.50%, 04/01/27	75,000	71,625
Simon Property Group LP
5.75%, 12/01/15	25,000	27,833
SLM Corporation
5.38%, 01/15/13Δ	650,000	676,385
5.38%, 05/15/14	1,000,000	1,037,728
8.45%, 06/15/18	769,000	862,460
8.00%, 03/25/20	10,000	10,918
Southern Copper Corporation
5.38%, 04/16/20Δ	70,000	71,505
6.75%, 04/16/40	90,000	90,916
Springleaf Finance Corporation
5.75%, 09/15/16	700,000	633,500
6.50%, 09/15/17	400,000	358,000
6.90%, 12/15/17	200,000	183,750
Sprint Capital Corporation
8.38%, 03/15/12	60,000	63,600
6.88%, 11/15/28	200,000	185,500
8.75%, 03/15/32Δ	755,000	806,906
Steel Dynamics, Inc.
7.38%, 11/01/12	45,000	48,150
7.75%, 04/15/16	380,000	406,600
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	100,000	113,130
Tenet Healthcare Corporation
9.00%, 05/01/15	55,000	60,775
10.00%, 05/01/18	55,000	64,694
8.88%, 07/01/19	407,000	466,015
6.88%, 11/15/31	85,000	70,869
Textron Financial Corporation
5.13%, 08/15/14	30,000	30,821
Textron, Inc.
6.63%, 04/07/20(U)	130,000	211,414
Time Warner Cable, Inc.
8.75%, 02/14/19Δ	190,000	237,231
8.25%, 04/01/19	40,000	48,803
Toys “R” Us, Inc.
7.38%, 10/15/18Δ	335,000	337,512
United Air Lines, Inc.
10.40%, 05/01/18Δ	750,724	859,579
6.64%, 07/02/22Δ	267,176	269,848
Universal Hospital Services, Inc.
3.83%, 06/01/15†	20,000	19,500

See Notes to Schedule of Investments.	65

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
8.50%, 06/01/15 PIK	$20,000	$20,975
Univision Communications, Inc.
12.00%, 07/01/14 144A	125,000	135,625
USG Corporation
6.30%, 11/15/16	1,250,000	1,181,250
Vanguard Health Holding Co. II LLC
8.00%, 02/01/18	105,000	108,019
Verizon Maryland, Inc.
5.13%, 06/15/33Δ	100,000	90,550
Verizon New York, Inc.
7.38%, 04/01/32	115,000	129,385
Verizon Pennsylvania, Inc.
6.00%, 12/01/28	90,000	84,027
Wachovia Corporation
5.25%, 08/01/14	120,000	128,435
WellPoint, Inc.
7.00%, 02/15/19	80,000	94,971
Western Union Co.
6.20%, 11/17/36Δ	70,000	68,717
6.20%, 06/21/40Δ	5,000	4,923
Westvaco Corporation
8.20%, 01/15/30	150,000	160,477
7.95%, 02/15/31	135,000	141,596
Weyerhaeuser Co.
8.50%, 01/15/25	405,000	468,935
6.95%, 10/01/27	55,000	54,867
7.38%, 03/15/32	370,000	391,221
6.88%, 12/15/33	490,000	493,468
Whiting Petroleum Corporation
7.00%, 02/01/14	130,000	139,100
Williams Cos., Inc.
7.50%, 01/15/31	97,000	113,792
Wyndham Worldwide Corporation
7.38%, 03/01/20Δ	380,000	419,891

Total Corporate Bonds (Cost $64,646,050)		72,920,269

FOREIGN BONDS — 37.7%
Argentina — 0.3%
Argentina Bonds
7.00%, 10/03/15Δ	102,000	95,472
Argentina Republic Government
8.75%, 06/02/17Δ	93,000	93,697
Pan American Energy LLC
7.88%, 05/07/21 144A	100,000	108,130
7.88%, 05/07/21	176,000	190,309

		487,608

Australia — 2.1%
New South Wales Treasury Corporation
6.00%, 05/01/12(A)	2,825,000	2,954,248
Queensland Treasury Corporation
7.13%, 09/18/17(Z)	275,000	227,651
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/19	260,000	342,192

		3,524,091

Bermuda — 0.9%
Qtel International Finance, Ltd.
4.75%, 02/06/21 144A	200,000	187,220
White Mountains Re Group, Ltd.
6.38%, 03/20/17 144A	1,250,000	1,280,745

		1,467,965

Brazil — 4.0%
Brazil Notas do Tesouro Nacional, Series F
10.00%, 01/01/17(B)	4,345,000	2,425,868
Centrais Eletricas Brasileiras SA
6.88%, 07/30/19 144A	130,000	146,250
6.88%, 07/30/19	100,000	112,500
Federative Republic of Brazil
4.88%, 01/22/21Δ	120,000	123,000
10.25%, 01/10/28	6,000,000	3,675,007
11.00%, 08/17/40Δ	115,000	155,077
NET Servicos de Comunicacao SA
7.50%, 01/27/20Δ	130,000	149,500
Telemar Norte Leste SA
5.50%, 10/23/20 144A	110,000	108,625

		6,895,827

Canada — 4.8%
Canadian Government Bond
5.25%, 06/01/12(C)	4,720,000	5,080,122
Nortel Networks, Ltd.
6.88%, 09/01/23#	380,000	100,700
Province of Manitoba
6.38%, 09/01/15(Z)	815,000	660,876
Province of Quebec
6.75%, 11/09/15(Z)	2,650,000	2,175,483
Stone Container Finance Company of Canada II
7.38%, 07/15/14+Ω	330,000	25,162
Teck Resources, Ltd.
9.75%, 05/15/14 144A	21,000	25,532
10.25%, 05/15/16 144A	29,000	34,908

		8,102,783

Cayman Islands — 1.2%
Fibria Overseas Finance, Ltd.
7.50%, 05/04/20	190,000	207,100
6.75%, 03/03/21 144A	200,000	207,500
Odebrecht Finance, Ltd.
7.50%, 10/18/17	130,000	143,813
7.00%, 04/21/20 144A	150,000	164,775
6.00%, 04/05/23 144A	220,000	219,936
Petrobras International Finance Co.
6.88%, 01/20/40Δ	160,000	166,656
6.75%, 01/27/41	160,000	165,633
Suzano Trading, Ltd.
5.88%, 01/23/21 144AΔ	250,000	246,250
TGI International, Ltd.
9.50%, 10/03/17Δ	130,000	146,250
Vale Overseas, Ltd.
6.88%, 11/21/36	332,000	354,364

		2,022,277

66	See Notes to Schedule of Investments.

	Par	Value
Chile — 0.5%
Banco del Estado
4.13%, 10/07/20 144A	$200,000	$187,550
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19Δ	120,000	138,760
Colbun SA
6.00%, 01/21/20 144AΔ	110,000	113,135
E.CL SA
5.63%, 01/15/21 144AΔ	150,000	150,781
Inversiones CMPC SA
4.75%, 01/19/18 144AΔ	200,000	197,352

		787,578

Colombia — 0.5%
Ecopetrol SA
7.63%, 07/23/19 144AΔ	260,000	300,950
Empresas Publicas de Medellin ESP
7.63%, 07/29/19 144A	120,000	137,400
Republic of Colombia
7.38%, 03/18/19	200,000	241,000
7.38%, 09/18/37Δ	160,000	190,800

		870,150

France — 1.1%
AXA SA
6.21%, 10/29/49(E)†	210,000	268,742
Compagnie Generale de Geophysique - Veritas
7.50%, 05/15/15	11,000	11,358
9.50%, 05/15/16	650,000	728,000
Credit Agricole SA
8.38%, 10/29/49 144A†Δ	250,000	268,750
Dexia Credit Local
4.30%, 11/29/49(E)†	500,000	418,355
Europcar Groupe SA
9.38%, 04/15/18 144A(E)	145,000	214,227
Korreden SA
11.00%, 08/01/14(E)	69,333	31,934

		1,941,366

Germany — 4.6%
Bundesrepublik Deutschland
4.00%, 07/04/16(E)	2,000	3,007
3.75%, 01/04/19(E)Δ	770,000	1,135,016
3.25%, 01/04/20(E)Δ	4,240,000	6,007,554
HT1 Funding GmbH
6.35%, 07/29/49(E)	433,000	490,916
Rearden G Holdings EINS GmbH
7.88%, 03/30/20 144AΔ	100,000	109,000
Unitymedia Hessen NRW
8.13%, 12/01/17 144A	100,000	105,750

		7,851,243

Greece — 0.2%
Hellenic Republic Government Bond
2.30%, 07/25/30(E)	520,000	372,300

Iceland — 0.0%
Kaupthing Bank HF
7.13%, 05/19/16 144A#@	150,000	2

Indonesia — 0.2%
Indonesia Government International Bond
6.88%, 01/17/18	100,000	113,750
6.63%, 02/17/37Δ	240,000	259,145

		372,895

Ireland — 1.4%
Ardagh Glass Finance PLC
7.13%, 06/15/17 144A(E)	112,000	153,964
Ardagh Glass Group PLC
10.75%, 03/01/15 PIK(E)	209,888	306,375
Ireland Government Bond
4.50%, 10/18/18(E)	900,000	919,744
5.00%, 10/18/20(E)	50,000	49,560
5.40%, 03/13/25(E)	250,000	239,495
XL Group PLC
6.25%, 05/15/27	640,000	637,057

		2,306,195

Italy — 0.1%
Seat Pagine Gialle SpA
10.50%, 01/31/17(E)	129,000	162,708

Japan — 0.1%
Resona Bank, Ltd.
5.99%, 08/29/49(U)†	100,000	160,020

Luxembourg — 1.0%
CSN Resources SA
6.50%, 07/21/20 144AΔ	150,000	160,500
6.50%, 07/21/20	100,000	107,000
Evraz Group SA
9.50%, 04/24/18Δ	160,000	187,901
FMC Finance III SA
6.88%, 07/15/17	75,000	79,593
Hannover Finance Luxembourg SA
5.75%, 09/14/40(E)†	50,000	66,838
Intelsat Jackson Holdings SA
11.50%, 06/15/16Δ	250,000	269,375
RSHB Capital SA for OJSC Russian Agricultural Bank
6.97%, 09/21/16†	100,000	101,310
TNK-BP Finance SA
7.88%, 03/13/18Δ	410,000	471,500
UBS Luxembourg SA for OJSC Vimpel Communications
8.25%, 05/23/16Δ	255,000	283,050
Wind Acquisition Holdings Finance SA
12.25%, 07/15/17 PIK(E)Δ	7,350	12,604

		1,739,671

Malaysia — 0.4%
Malaysia Government Bond
3.84%, 08/12/15(R)	2,260,000	754,346

Marshall Islands — 0.1%
Teekay Corporation
8.50%, 01/15/20	150,000	163,312

Mexico — 3.0%
America Movil Sab de CV
5.63%, 11/15/17Δ	98,000	108,427
Axtel SAB de CV
7.63%, 02/01/17 144A	170,000	160,650
7.63%, 02/01/17	20,000	18,900

See Notes to Schedule of Investments.	67

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
9.00%, 09/22/19Δ	$58,000	$55,970
Grupo Televisa SA
6.63%, 03/18/25Δ	100,000	110,865
6.63%, 01/15/40 144A	100,000	106,453
Kansas City Southern de
Mexico SA de CV
12.50%, 04/01/16	60,000	72,900
8.00%, 02/01/18Δ	500,000	547,500
Mexican Bonos
8.00%, 06/11/20(M)	18,875,000	1,647,017
8.00%, 12/07/23(M)	26,500,000	2,266,028

		5,094,710

Netherlands — 1.3%
Clondalkin Acquisition BV
3.17%, 12/15/13 144A(E)†	66,000	91,196
Clondalkin Industries BV
8.00%, 03/15/14 144A(E)	150,000	209,922
EDP Finance BV
4.90%, 10/01/19 144A	100,000	87,433
ELM BV for Swiss Reinsurance Co.
5.25%, 05/25/49(E)†	400,000	507,355
Hollandwide Parent BV
2.22%, 08/01/14(E)Ω	191,000	2,030
Indosat Palapa Co. BV
7.38%, 07/29/20 144AΔ	100,000	110,380
Lukoil International Finance BV
6.36%, 06/07/17	200,000	215,740
OI European Group BV
6.88%, 03/31/17 144A(E)	100,000	145,617
Polish Television Holding BV
11.25%, 05/15/17 STEP 144A(E)	125,000	189,594
UPC Holding BV
8.00%, 11/01/16(E)	154,000	228,625
Ziggo Bond Co. BV
8.00%, 05/15/18 144A(E)	250,000	368,470

		2,156,362

Norway — 1.0%
Norway Government Bond
5.00%, 05/15/15(K)Δ	355,000	68,353
4.25%, 05/19/17(K)	8,060,000	1,517,847
Trico Shipping AS
13.88%, 11/01/14 144AΔ	186,758	152,441

		1,738,641

Panama — 0.3%
AES El Salvador Trust
6.75%, 02/01/16	100,000	99,000
Panama Government International Bond
7.25%, 03/15/15Δ	1,000	1,168
6.70%, 01/26/36Δ	296,000	333,740

		433,908

Peru — 0.5%
Peru Government Bond
7.84%, 08/12/20(P)	1,864,000	714,437
Republic of Peru
7.35%, 07/21/25	40,000	47,740
8.75%, 11/21/33	9,000	12,128
6.55%, 03/14/37Δ	8,000	8,700

		783,005

Poland — 0.7%
Poland Government Bond
5.75%, 09/23/22(V)	3,640,000	1,218,287

Portugal — 0.2%
Obrigacoes do Tesouro
4.80%, 06/15/20(E)	50,000	55,694
3.85%, 04/15/21(E)	200,000	201,043

		256,737

Russia — 0.6%
Novatek Finance, Ltd.
6.60%, 02/03/21 144AΔ	200,000	210,250
Russian Federation
7.50%, 03/31/30 STEP	736,585	860,427

		1,070,677

South Africa — 0.2%
Edcon Proprietary, Ltd.
4.42%, 06/15/14(E)†	320,000	392,279

Supranational — 0.9%
Inter-American Development Bank
7.86%, 09/23/13(N)Ω†	15,900,000,000	1,501,347

Sweden — 0.2%
Corral Petroleum Holdings AB
2.00%, 09/18/11 PIK 144A(E)	119,466	167,261
Nordea Bank AB
4.88%, 01/27/20 144AΔ	160,000	163,975

		331,236

Thailand — 0.2%
True Move Co., Ltd.
10.75%, 12/16/13 144A	361,000	392,588

Trinidad And Tobago — 0.2%
Petroleum Co. of Trinidad & Tobago, Ltd.
9.75%, 08/14/19 144A	240,000	292,200

Turkey — 0.2%
Republic of Turkey
7.50%, 07/14/17	100,000	116,185
7.00%, 03/11/19	100,000	113,165
6.88%, 03/17/36	73,000	77,636

		306,986

United Arab Emirates — 0.8%
DP World, Ltd.
6.85%, 07/02/37 144A	1,500,000	1,388,008

United Kingdom — 3.2%
Ashtead Holdings PLC
8.63%, 08/01/15 144AΔ	160,000	167,800
Barclays Bank PLC
6.00%, 01/23/18(E)Δ	450,000	644,386
6.37%, 06/29/49(U)†	180,000	259,882
DFS Furniture Holdings PLC
9.75%, 07/15/17 144A(U)	54,000	85,220
HBOS PLC
1.39%, 09/01/16(E)†Δ	273,000	342,079

68	See Notes to Schedule of Investments.

	Par	Value
HSBC Holdings PLC
6.00%, 06/10/19(E)	$270,000	$403,588
Ineos Finance PLC
9.25%, 05/15/15 144A(E)	236,000	362,050
Inmarsat Finance PLC
7.38%, 12/01/17 144AΔ	290,000	307,400
Lloyds TSB Bank PLC
6.50%, 03/24/20(E)	706,000	954,176
Phones4u Finance PLC
9.50%, 04/01/18 144A(U)	130,000	207,244
Royal Bank of Scotland PLC
4.88%, 01/20/17(E)Δ	580,000	802,797
Royal Bank of Scotland Group PLC
7.09%, 10/29/49(E)	500,000	558,587
Vedanta Resources PLC
8.75%, 01/15/14Δ	210,000	223,650
Virgin Media Finance PLC
9.13%, 08/15/16	175,000	186,375

		5,505,234

Venezuela — 0.6%
Venezuela Government International Bond
1.30%, 04/20/11†Δ	75,000	74,906
8.50%, 10/08/14Δ	26,000	23,842
5.75%, 02/26/16Δ	1,153,000	853,854
9.38%, 01/13/34	207,000	141,795

		1,094,397

Virgin Islands (British) — 0.1%
GTL Trade Finance, Inc.
7.25%, 10/20/17 144AΔ	189,000	213,570

Total Foreign Bonds (Cost $62,563,334)		64,152,509

MORTGAGE-BACKED SECURITIES — 2.2%
Bayview Commercial Asset Trust
0.48%, 07/25/36 144A†	219,105	185,399
Credit Suisse Mortgage Capital Certificates
5.70%, 09/15/40†	220,000	228,614
Federal National Mortgage Association
4.50%, 04/01/40 TBA	1,900,000	1,933,546
4.50%, 05/01/40 TBA	800,000	811,375
3.50%, 04/01/41 TBA	300,000	300,750
Government National Mortgage Association
4.50%, 04/01/41 TBA	100,000	102,969
4.50%, 05/01/41 TBA	200,000	205,281

Total Mortgage-Backed Securities (Cost $3,683,890)		3,767,934

MUNICIPAL BONDS — 0.2%
State of Illinois General Obligation Bond, Taxable Pension
5.10%, 06/01/33 (Cost $327,635)	435,000	353,163

U.S. TREASURY OBLIGATIONS — 3.2%
U.S. Treasury Bonds
3.50%, 02/15/39Δ‡‡	3,500,000	2,935,079
4.25%, 05/15/39Δ	40,000	38,375
4.63%, 02/15/40Δ	140,000	142,778

		3,116,232

U.S. Treasury Notes
4.50%, 04/30/12Δ	30,000	31,348
2.63%, 07/31/14	50,000	51,945
2.38%, 09/30/14	110,000	113,188
1.75%, 07/31/15	90,000	89,339
1.25%, 08/31/15Δ	90,000	87,244
1.25%, 09/30/15	90,000	87,054
2.00%, 01/31/16Δ	170,000	168,791
1.88%, 10/31/17	10,000	9,446
3.38%, 11/15/19	40,000	40,444
3.63%, 02/15/20	20,000	20,547
2.63%, 08/15/20Δ	340,000	319,016
2.63%, 11/15/20Δ	1,300,000	1,213,265
3.63%, 02/15/21Δ	90,000	91,294
3.88%, 08/15/40Δ	30,000	26,850

		2,349,771

Total U.S. Treasury Obligations (Cost $5,818,751)		5,466,003

	Shares
COMMON STOCKS — 0.4%
Healthcare — 0.2%
Bristol-Myers Squibb Co.Δ	15,400	407,022

Materials & Processing — 0.1%
Georgia Gulf Corporation*	3,161	116,957

Media — 0.1%
Charter Communications, Inc.	2,769	140,194
Dex One CorporationΔ	1,433	6,936

		147,130

Producer Durables — 0.0%
Nortek, Inc.	179	7,697

Total Common Stocks (Cost $950,247)		678,806

FOREIGN COMMON STOCK — 0.0%
Spain — 0.0%
Repsol YPF SA ADRΔ (Cost $35,304)	1,848	63,664

PREFERRED STOCKS — 1.9%
Bank of America Corporation CONV	602	608,616
Citigroup Capital XII	13,800	363,354
CMP Susquehanna Radio Holdings Corporation 144A@	1,493	15
El Paso Energy Capital Trust I CONVΔ	500	22,125
Lucent Technologies Capital Trust I CONV	1,891	1,853,180
Preferred Blocker (GMAC), Inc. 144A	400	372,200

Total Preferred Stocks (Cost $2,447,889)		3,219,490

See Notes to Schedule of Investments.	69

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
RIGHTS/WARRANTS — 0.0%
Buffets Restaurants Holdings, Inc.@	89	$1
Charter Communications, Inc.	110	1,128
CMP Susquehanna Radio Holdings Corporation@	1,706	—
Nortek, Inc.@	184	1,490

Total Rights/Warrants (Cost $50,348)		2,619

MONEY MARKET FUNDS — 31.3%
GuideStone Money Market Fund (GS4 Class)¥	18,828,797	18,828,797
Northern Institutional Liquid Assets Portfolio§	34,574,040	34,574,040

Total Money Market Funds (Cost $53,402,837)		53,402,837

TOTAL INVESTMENTS — 119.8% (Cost $194,096,242)		204,197,276
Liabilities in Excess of Other Assets — (19.8)%		(33,809,977)

NET ASSETS — 100.0%		$170,387,299

Please see abbreviation and footnote definitions beginning on page 112.

PORTFOLIO SUMMARY (based on net assets)

	%
Corporate Bonds	42.8
Foreign Bonds	37.7
Money Market Funds	31.3
U.S. Treasury Obligations	3.2
Mortgage-Backed Securities	2.2
Preferred Stocks	1.9
Common Stocks	0.4
Municipal Bond	0.2
Agency Obligation	0.1
Foreign Common Stock	—	**
Rights/Warrants	—	**
Forward Foreign Currency Contracts	(2.1)
Futures Contracts	(4.4)

	113.3

**	Rounds to less than 0.005%.

70	See Notes to Schedule of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$169,982	$—	$169,982	$—
Common Stock	678,806	678,806	—	—
Corporate Bonds	72,920,269	—	72,920,269	—
Foreign Bonds	64,152,509	—	64,127,347	25,162
Foreign Common Stocks	63,664	63,664	—	—
Money Market Funds	53,402,837	53,402,837	—	—
Mortgage-Backed Securities	3,767,934	—	3,767,934	—
Municipal Bonds	353,163	—	353,163	—
Preferred Stocks	3,219,490	3,219,490
Rights/Warrants	2,619	2,619	—	—
U.S. Treasury Obligations	5,466,003	—	5,466,003	—

Total Assets — Investments in Securities	$204,197,276	$57,367,416	$146,804,698	$25,162

Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(506,275)	$—	$(506,275)	$—
Futures Contracts	(11,384)	(11,384)	—	—

Total Liabilities — Other Financial Instruments	$(517,659)	$(11,384)	$(506,275)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Schedule of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Common Stocks
Balance, 12/31/10	$11,550	$11,550
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	13,612	13,612
Purchases	—	—
Sales	—	—
Transfers in and/or out of Level 3	—	—

Balance, 03/31/11	$25,162	$25,162

See Notes to Schedule of Investments.	71

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.1%
Consumer Discretionary — 11.6%
Amazon.com, Inc.*	12,741	$2,295,036
Apollo Group, Inc. Class A*	4,182	174,431
AutoNation, Inc.Δ*	2,371	83,862
AutoZone, Inc.*	986	269,730
Avon Products, Inc.	15,411	416,713
Bed Bath & Beyond, Inc.*	9,240	446,015
Best Buy Co., Inc.Δ	11,764	337,862
Big Lots, Inc.*	2,803	121,734
Cablevision Systems Corporation	8,538	295,500
CarMax, Inc.*	7,884	253,076
Carnival Corporation	15,421	591,550
CBS Corporation Class B	23,927	599,132
Coach, Inc.	10,542	548,606
Comcast Corporation Class A	99,211	2,452,496
Costco Wholesale Corporation	15,681	1,149,731
Darden Restaurants, Inc.	4,890	240,246
DeVry, Inc.	2,091	115,151
DIRECTV Group, Inc. Class A*	28,262	1,322,662
Discovery Communications, Inc.Δ*	10,009	399,359
DR Horton, Inc.	10,006	116,570
eBay, Inc.*	40,699	1,263,297
Estee Lauder Cos., Inc. (The) Class A	3,983	383,802
Expedia, Inc.	7,331	166,120
Family Dollar Stores, Inc.	4,385	225,038
Ford Motor Co.*	135,069	2,013,879
GameStop Corporation Class AΔ*	5,182	116,699
Gannett Co., Inc.	8,785	133,796
Gap, Inc. (The)	15,854	359,252
Genuine Parts Co.	5,638	302,422
Goodyear Tire & Rubber Co. (The)*	8,224	123,196
H&R Block, Inc.Δ	10,582	177,143
Harley-Davidson, Inc.	8,346	354,622
Harman International Industries, Inc.*	2,542	119,016
Hasbro, Inc.	4,785	224,129
Home Depot, Inc.Δ	58,364	2,162,970
Interpublic Group of Companies, Inc.*	17,836	224,199
Johnson Controls, Inc.	24,425	1,015,347
Kohl’s Corporation*	10,397	551,457
Leggett & Platt, Inc.Δ	5,360	131,320
Lennar Corporation Class AΔ	5,764	104,444
Limited Brands, Inc.	9,323	306,540
Lowe’s Cos., Inc.	49,120	1,298,242
Macy’s, Inc.	15,219	369,213
Marriott International, Inc. Class A	10,217	363,521
Marriott International, Ltd. Placeholder Shares+	82,125	—
Mattel, Inc.	12,079	301,129
McDonald’s Corporation	37,092	2,822,330
McGraw-Hill Co., Inc. (The)	10,842	427,175
Netflix, Inc.Δ*	1,542	365,963
Newell Rubbermaid, Inc.	10,244	195,968
News Corporation	81,018	1,422,676
NIKE, Inc. Class B	13,592	1,028,914
Nordstrom, Inc.	6,023	270,312
Omnicom Group, Inc.	10,099	495,457
O’Reilly Automotive, Inc.*	4,953	284,599
Penney (J.C.) Co., Inc.	8,285	297,514
Polo Ralph Lauren Corporation	2,320	286,868
Priceline.com, Inc.*	1,740	881,206
Pulte Homes, Inc.Δ*	12,040	89,096
RadioShack CorporationΔ	3,788	56,858
Ross Stores, Inc.	4,224	300,411
Scripps Networks Interactive, Inc. Class A	3,114	155,980
Sears Holdings CorporationΔ*	1,614	133,397
Snap-On, Inc.	2,020	121,321
Stanley Black & Decker, Inc.	6,108	467,873
Staples, Inc.	25,718	499,444
Starbucks Corporation	26,826	991,221
Starwood Hotels & Resorts Worldwide, Inc.	7,068	410,792
Target Corporation	25,221	1,261,302
Tiffany & Co.	4,481	275,313
Time Warner Cable, Inc.	12,223	871,989
Time Warner, Inc.	38,948	1,390,444
TJX Cos., Inc.	14,213	706,812
Urban Outfitters, Inc.*	4,482	133,698
VF Corporation	3,067	302,191
Wal-Mart Stores, Inc.	69,786	3,632,361
Walt Disney Co. (The)	67,374	2,903,146
Washington Post Co. (The)Δ	191	83,574
Whirlpool Corporation	2,694	229,960
Wyndham Worldwide Corporation	6,175	196,427
Yum! Brands, Inc.	16,582	851,983

		49,864,830

Consumer Staples — 7.1%
Archer-Daniels-Midland Co.	22,605	814,006
Campbell Soup Co.Δ	6,812	225,545
Clorox Co.	4,942	346,286
Coca-Cola Co. (The)	81,585	5,413,165
Coca-Cola Enterprises, Inc.	12,065	329,374
Colgate-Palmolive Co.	17,685	1,428,241
ConAgra Foods, Inc.	15,775	374,656
CVS Caremark Corporation	48,847	1,676,429
Dean Foods Co.Δ*	5,903	59,030
Dr Pepper Snapple Group, Inc.	8,068	299,807
General Mills, Inc.	22,804	833,486
Heinz (H.J.) Co.	11,480	560,454
Hershey Co. (The)	5,508	299,360
Hormel Foods CorporationΔ	4,798	133,576
J.M. Smucker Co. (The)	4,339	309,761
Kellogg Co.	9,142	493,485
Kimberly-Clark Corporation	14,226	928,531
Kraft Foods, Inc. Class A	62,253	1,952,254
Kroger Co. (The)	22,587	541,410
McCormick & Co., Inc.	4,854	232,167
Mead Johnson Nutrition Co.	7,199	417,038
PepsiCo, Inc.	56,326	3,627,958
Procter & Gamble Co. (The)	99,606	6,135,730
Safeway, Inc.Δ	13,200	310,728
Sara Lee Corporation	22,666	400,508
SUPERVALU, Inc.Δ	6,880	61,438
Sysco Corporation	20,765	575,191
Tyson Foods, Inc. Class A	10,535	202,167
Walgreen Co.	32,951	1,322,653
Whole Foods Market, Inc.	5,227	344,459

		30,648,893

72	See Notes to Schedule of Investments.

	Shares	Value
Energy — 13.2%
Anadarko Petroleum Corporation	17,855	$1,462,682
Apache Corporation	13,577	1,777,501
Baker Hughes, Inc.	15,624	1,147,270
Cabot Oil & Gas Corporation	3,627	192,122
Cameron International Corporation*	8,693	496,370
Chesapeake Energy Corporation	23,473	786,815
Chevron Corporation	71,407	7,671,254
ConocoPhillips	50,920	4,066,471
Consol Energy, Inc.	8,063	432,419
Denbury Resources, Inc.*	14,332	349,701
Devon Energy Corporation	15,325	1,406,375
Diamond Offshore Drilling, Inc.Δ	2,439	189,510
El Paso Corporation	25,751	463,518
EOG Resources, Inc.	9,542	1,130,822
EQT Corporation	5,251	262,025
Exterran Holdings, Inc.*	13	309
Exxon Mobil Corporation	176,614	14,858,536
First Solar, Inc.Δ*	1,900	305,596
FMC Technologies, Inc.*	4,271	403,524
Halliburton Co.	32,372	1,613,420
Helmerich & Payne, Inc.	3,717	255,321
Hess Corporation	10,641	906,720
Marathon Oil Corporation	25,211	1,343,998
Massey Energy Co.Δ	3,891	265,989
Murphy Oil Corporation	6,881	505,203
Nabors Industries, Ltd.*	10,143	308,144
National Oilwell Varco, Inc.	14,894	1,180,647
Newfield Exploration Co.*	4,762	361,960
Noble Energy, Inc.	6,183	597,587
Occidental Petroleum Corporation	28,962	3,026,239
Peabody Energy Corporation	9,633	693,191
Pioneer Natural Resouces Co.	4,140	421,949
QEP Resources, Inc.	6,356	257,672
Range Resources Corporation	5,724	334,625
Rowan Cos., Inc.*	4,512	199,340
Schlumberger, Ltd.	48,530	4,525,908
Southwestern Energy Co.Δ*	12,473	535,965
Spectra Energy Corporation	23,248	631,881
Sunoco, Inc.	4,350	198,317
Tesoro Corporation*	4,921	132,030
Valero Energy Corporation	20,292	605,107
Williams Cos., Inc. (The)	21,305	664,290

		56,968,323

Financial Services — 16.4%
Aflac, Inc.	16,705	881,690
Allstate Corporation (The)	18,630	592,061
American Express Co.	37,185	1,680,762
American International Group, Inc.Δ*	4,985	175,173
Ameriprise Financial, Inc.	8,821	538,787
AON Corporation	11,796	624,716
Apartment Investment & Management Co. Class A REIT	4,040	102,899
Assurant, Inc.	3,727	143,527
AvalonBay Communities, Inc. REIT	3,051	366,364
Bank of America Corporation	360,989	4,811,983
Bank of New York Mellon Corporation (The)	44,073	1,316,460
BB&T Corporation	24,807	680,952
Berkshire Hathaway, Inc.*	61,557	5,148,012
Boston Properties, Inc. REIT	5,020	476,147
Capital One Financial Corporation	16,377	850,949
CB Richard Ellis Group, Inc. Class A*	10,124	270,311
Chubb Corporation	10,508	644,245
Cincinnati Financial CorporationΔ	5,996	196,669
Citigroup, Inc.*	1,037,418	4,585,388
CME Group, Inc.	2,380	717,689
Comerica, Inc.	6,260	229,867
Discover Financial Services	19,443	468,965
Dun & Bradstreet CorporationΔ	1,739	139,537
E*TRADE Financial Corporation*	8,294	129,635
Equifax, Inc.	4,371	169,813
Equity Residential REIT	10,460	590,049
Federated Investors, Inc. Class BΔ	3,300	88,275
Fidelity National Information Services, Inc.	9,608	314,085
Fifth Third Bancorp	32,629	452,891
First Horizon National CorporationΔ*	10,122	113,468
First Horizon National Corporation Placeholder Shares+	271,852	—
Fiserv, Inc.*	5,257	329,719
Franklin Resources, Inc.	5,178	647,664
Genworth Financial, Inc. Class A*	17,063	229,668
Goldman Sachs Group, Inc. (The)	18,548	2,939,302
Hartford Financial Services Group, Inc.Δ	15,894	428,025
HCP, Inc. REITΔ	14,284	541,935
Health Care REIT, Inc.	6,441	337,766
Host Hotels & Resorts, Inc. REIT	24,489	431,251
Hudson City Bancorp, Inc.	18,520	179,274
Huntington Bancshares, Inc.	30,700	203,848
IntercontinentalExchange, Inc.*	2,581	318,857
Invesco, Ltd.	16,361	418,187
Janus Capital Group, Inc.	6,708	83,649
JPMorgan Chase & Co.	141,993	6,545,877
KeyCorp	32,503	288,627
Kimco Realty Corporation REIT	14,165	259,786
Legg Mason, Inc.	5,388	194,453
Leucadia National Corporation	6,852	257,224
Lincoln National CorporationΔ	11,299	339,422
Loews Corporation	11,447	493,251
M&T Bank Corporation	4,248	375,821
Marsh & McLennan Cos., Inc.	19,512	581,653
Marshall & Ilsley Corporation	19,212	153,504
Mastercard, Inc. Class A	3,439	865,665
MetLife, Inc.	37,464	1,675,765
Moody’s CorporationΔ	7,127	241,677
Morgan Stanley	55,150	1,506,698
NASDAQ OMX Group, Inc. (The)*	5,070	131,009
Noble CorporationΔ	9,099	415,096
Northern Trust Corporation	8,799	446,549

See Notes to Schedule of Investments.	73

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
NYSE Euronext	9,340	$328,488
People’s United Financial, Inc.	13,442	169,100
Plum Creek Timber Co., Inc. REITΔ	5,932	258,695
PNC Financial Services Group, Inc.	18,667	1,175,834
Principal Financial Group, Inc.	11,317	363,389
Progressive Corporation (The)	23,473	495,984
ProLogis REIT	20,391	325,848
Prudential Financial, Inc.	17,293	1,064,903
Public Storage REIT	4,961	550,224
Regions Financial CorporationΔ	44,332	321,850
Schwab (Charles) Corporation (The)	35,567	641,273
Simon Property Group, Inc. REITΔ	10,622	1,138,254
SLM Corporation*	18,735	286,645
State Street Corporation	17,798	799,842
SunTrust Banks, Inc.	18,520	534,117
T. Rowe Price Group, Inc.	9,369	622,289
Torchmark CorporationΔ	2,850	189,468
Total System Services, Inc.	5,618	101,236
Travelers Cos., Inc. (The)	15,452	919,085
Unum Group	11,200	294,000
US Bancorp	68,088	1,799,566
Ventas, Inc. REITΔ	5,680	308,424
Visa, Inc.	17,317	1,274,878
Vornado Realty Trust REIT	5,838	510,825
Wells Fargo & Co.	187,841	5,954,560
Western Union Co. (The)	23,175	481,345
Xl Group PLC	10,688	262,925
Zions BancorporationΔ	6,256	144,263

		70,679,901

Healthcare — 10.8%
Abbott Laboratories	55,020	2,698,731
Aetna, Inc.	13,633	510,283
Allergan, Inc.	10,913	775,041
AmerisourceBergen Corporation	9,538	377,323
Amgen, Inc.*	33,210	1,775,074
Bard (C.R.), Inc.	3,024	300,313
Baxter International, Inc.	20,751	1,115,781
Becton Dickinson & Co.	7,912	629,953
Biogen Idec, Inc.*	8,683	637,245
Boston Scientific Corporation*	54,324	390,590
Bristol-Myers Squibb Co.	60,499	1,598,989
Cardinal Health, Inc.	12,219	502,567
CareFusion Corporation*	7,860	221,652
Celgene Corporation*	16,698	960,636
Cephalon, Inc.Δ*	2,614	198,089
Cerner CorporationΔ*	2,496	277,555
CIGNA Corporation	9,723	430,534
Conventry Health Care, Inc.*	5,201	165,860
Covidien PLC	17,433	905,470
DaVita, Inc.*	3,504	299,627
DENTSPLY International, Inc.Δ	4,977	184,099
Edwards Lifesciences Corporation	4,090	355,830
Eli Lilly & Co.	36,382	1,279,555
Express Scripts, Inc.*	18,731	1,041,631
Forest Laboratories, Inc.*	10,565	341,250
Genzyme Corporation*	9,436	718,551
Gilead Sciences, Inc.*	28,370	1,204,023
Hospira, Inc.*	5,914	326,453
Humana, Inc.*	5,902	412,786
Intuitive Surgical, Inc.*	1,403	467,844
Johnson & Johnson	97,276	5,763,603
Laboratory Corporation of America Holdings*	3,460	318,770
Life Technologies Corporation*	6,310	330,770
McKesson Corporation	9,120	720,936
Medco Health Solutions, Inc.*	14,440	810,950
Medtronic, Inc.	37,815	1,488,020
Merck & Co., Inc.	109,959	3,629,747
Mylan, Inc.*	15,965	361,927
Patterson Cos., Inc.	3,566	114,790
PerkinElmer, Inc.	4,010	105,343
Pfizer, Inc.	284,241	5,772,935
Quest Diagnostics, Inc.	5,615	324,098
St. Jude Medical, Inc.*	11,715	600,511
Stryker Corporation	12,066	733,613
Tenet Healthcare Corporation*	17,431	129,861
Thermo Fisher Scientific, Inc.*	13,752	763,924
UnitedHealth Group, Inc.	39,112	1,767,862
Varian Medical Systems, Inc.*	4,168	281,924
Watson Pharmaceuticals, Inc.*	4,359	244,148
WellPoint, Inc.*	13,447	938,466
Zimmer Holdings, Inc.*	7,024	425,163

		46,730,696

Materials & Processing — 4.1%
Air Products & Chemicals, Inc.	7,610	686,270
Airgas, Inc.	2,639	175,282
AK Steel Holding CorporationΔ	3,577	56,445
Alcoa, Inc.	38,301	676,013
Allegheny Technologies, Inc.Δ	3,419	231,535
Ball Corporation	5,873	210,547
Bemis Co., Inc.	3,721	122,086
CF Industries Holdings, Inc.	2,534	346,626
Cliffs Natural Resources, Inc.	4,846	476,265
Dow Chemical Co. (The)	41,794	1,577,723
Du Pont (E.I.) de Nemours & Co.	32,935	1,810,437
Eastman Chemical Co.	2,518	250,088
Ecolab, Inc.	8,335	425,252
Fastenal Co.Δ	5,281	342,367
FMC Corporation	2,528	214,703
Freeport-McMoRan Copper & Gold, Inc.	33,988	1,888,033
International Flavors & Fragrances, Inc.	2,922	182,041
International Paper Co.	15,565	469,752
Masco CorporationΔ	12,796	178,120
MeadWestvaco Corporation	5,954	180,585
Monsanto Co.	19,030	1,375,108
Newmont Mining Corporation	17,496	954,932
Nucor Corporation	11,264	518,369
Owens-Illinois, Inc.*	5,701	172,113
PPG Industries, Inc.	5,793	551,551
Praxair, Inc.	10,759	1,093,114
Precision Castparts Corporation	5,202	765,630
Sealed Air Corporation	5,583	148,843
Sherwin-Williams Co. (The)	3,188	267,760
Sigma-Aldrich Corporation	4,300	273,652
Titanium Metals Corporation*	2,990	55,554
United States Steel CorporationΔ	5,050	272,397
Vulcan Materials Co.Δ	4,441	202,510
Weyerhaeuser Co.	18,741	461,029

		17,612,732

74	See Notes to Schedule of Investments.

	Shares	Value
Producer Durables — 11.2%
3M Co.	25,271	$2,362,839
Agilent Technologies, Inc.*	12,428	556,526
Automatic Data Processing, Inc.	17,709	908,649
Avery Dennison Corporation	3,809	159,826
Boeing Co. (The)	26,131	1,931,865
C.H. Robinson Worldwide, Inc.Δ	5,928	439,443
Caterpillar, Inc.	22,830	2,542,121
Cintas Corporation	4,648	140,695
CSX Corporation	13,302	1,045,537
Cummins, Inc.	7,053	773,150
Danaher Corporation	19,387	1,006,185
Deere & Co.	15,079	1,461,004
Dover Corporation	6,708	440,984
Eaton Corporation	12,070	669,161
Emerson Electric Co.	26,760	1,563,587
Expeditors International of Washington, Inc.	7,611	381,616
FedEx Corporation	11,160	1,044,018
FLIR Systems, Inc.Δ*	5,510	190,701
Flowserve Corporation	1,991	256,441
Fluor Corporation	6,290	463,321
General Dynamics Corporation	13,237	1,013,425
General Electric Co.	378,047	7,579,842
Goodrich Corporation	4,406	376,845
Honeywell International, Inc.	28,085	1,676,955
Huntington Ingalls Industries, Inc.*	88	3,631
Illinois Tool Works, Inc.	17,680	949,770
Iron Mountain, Inc.Δ	6,912	215,862
ITT Corporation	6,471	388,584
Jacobs Engineering Group, Inc.*	4,553	234,161
Joy Global, Inc.	3,671	362,732
L-3 Communications Holdings, Inc.	4,059	317,860
Lexmark International, Inc. Class A*	2,856	105,786
Lockheed Martin Corporation	10,225	822,090
Monster Worldwide, Inc.Δ*	4,609	73,283
Norfolk Southern Corporation	12,607	873,287
Northrop Grumman Corporation	10,437	654,504
PACCAR, Inc.	13,051	683,220
Pall Corporation	4,081	235,106
Parker Hannifin Corporation	5,687	538,445
Paychex, Inc.	11,470	359,699
Pitney Bowes, Inc.Δ	7,526	193,343
Quanta Services, Inc.*	7,756	173,967
Raytheon Co.	12,976	660,089
Republic Services, Inc.	10,957	329,148
Robert Half International, Inc.	5,054	154,652
Rockwell Automation, Inc.	5,073	480,160
Rockwell Collins, Inc.	5,574	361,362
Roper Industries, Inc.Δ	3,358	290,333
RR Donnelley & Sons Co.	7,507	142,033
Ryder System, Inc.	1,869	94,571
Southwest Airlines Co.Δ	26,647	336,552
Stericycle, Inc.Δ*	3,017	267,517
Textron, Inc.Δ	9,716	266,121
Union Pacific Corporation	17,543	1,725,003
United Parcel Service, Inc. Class BΔ	35,148	2,612,199
United Technologies Corporation	32,889	2,784,054
W.W. Grainger, Inc.	2,087	287,338
Waste Management, Inc.	16,839	628,768
Waters Corporation*	3,266	283,815
Xerox Corporation	49,676	529,049

		48,402,830

Technology — 16.6%
Adobe Systems, Inc.*	18,029	597,842
Advanced Micro Devices, Inc.Δ*	20,017	172,146
Akamai Technologies, Inc.*	6,528	248,064
Altera Corporation	11,585	509,972
American Tower Corporation Class A*	14,278	739,886
Amphenol Corporation Class A	6,289	342,059
Analog Devices, Inc.	10,536	414,908
Apple, Inc.*	32,823	11,437,174
Applied Materials, Inc.	47,802	746,667
Autodesk, Inc.*	8,110	357,732
BMC Software, Inc.*	6,250	310,875
Broadcom Corporation Class A	17,139	674,934
CA, Inc.	13,499	326,406
Cisco Systems, Inc.*	197,093	3,380,145
Citrix Systems, Inc.*	6,740	495,120
Cognizant Technology Solutions Corporation Class A*	10,831	881,643
Computer Sciences Corporation	5,455	265,822
Compuware Corporation*	7,551	87,214
Corning, Inc.	55,523	1,145,439
Dell, Inc.*	59,950	869,874
Electronic Arts, Inc.Δ*	11,501	224,615
EMC CorporationΔ*	73,429	1,949,540
F5 Networks, Inc.*	2,876	294,991
Google, Inc. Class A*	8,937	5,238,959
Harris Corporation	4,552	225,779
Hewlett-Packard Co.	77,612	3,179,764
Intel Corporation	195,803	3,949,346
International Business Machines Corporation	43,405	7,078,053
Intuit, Inc.*	9,936	527,602
Jabil Circuit, Inc.	7,203	147,157
JDS Uniphase Corporation*	7,684	160,135
Juniper Networks, Inc.*	19,190	807,515
KLA-Tencor Corporation	6,060	287,062
Linear Technology CorporationΔ	7,981	268,401
LSI Corporation*	21,819	148,369
MEMC Electronic Materials, Inc.*	7,606	98,574
Microchip Technology, Inc.Δ	6,607	251,132
Micron Technology, Inc.Δ*	29,994	343,731
Microsoft Corporation	263,612	6,685,200
Molex, Inc.Δ	4,798	120,526
Motorola Mobility Holdings, Inc.*	10,464	255,322
Motorola Solutions, Inc.*	11,959	534,448
National Semiconductor Corporation	8,311	119,180
NetApp, Inc.*	13,268	639,252
Novell, Inc.*	11,731	69,565
Novellus Systems, Inc.*	3,127	116,106
NVIDIA Corporation*	20,794	383,857

See Notes to Schedule of Investments.	75

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Oracle Corporation	138,681	$4,627,785
QUALCOMM, Inc.	58,618	3,214,025
Red Hat, Inc.*	6,879	312,238
SAIC, Inc.*	10,348	175,088
Salesforce.com, Inc.*	4,220	563,708
SanDisk Corporation*	8,283	381,763
Symantec Corporation*	27,782	515,078
Tellabs, Inc.	13,674	71,652
Teradata Corporation*	5,989	303,642
Teradyne, Inc.Δ*	6,164	109,781
Texas Instruments, Inc.	41,872	1,447,096
VeriSign, Inc.	6,147	222,583
Western Digital Corporation*	8,126	303,019
Xilinx, Inc.Δ	9,277	304,286
Yahoo!, Inc.*	46,217	769,513

		71,429,360

Utilities — 6.1%
AES Corporation (The)*	23,499	305,487
Ameren CorporationΔ	8,452	237,248
American Electric Power Co., Inc.	17,275	607,043
AT&T, Inc.	210,262	6,434,017
Centerpoint Energy, Inc.	15,114	265,402
CenturyTel, Inc.Δ	10,783	448,034
CMS Energy CorporationΔ	8,600	168,904
Consolidated Edison, Inc.	10,315	523,177
Constellation Energy Group, Inc.	7,068	220,027
Dominion Resources, Inc.	20,613	921,401
DTE Energy Co.	6,042	295,816
Duke Energy Corporation	48,061	872,307
Edison International	11,711	428,505
Entergy Corporation	6,439	432,765
Exelon Corporation	23,488	968,645
FirstEnergy Corporation	14,859	551,120
Frontier Communications CorporationΔ	35,099	288,514
Integrys Energy Group, Inc.Δ	2,650	133,851
MetroPCS Communications, Inc.*	8,869	144,032
NextEra Energy, Inc.	15,147	834,903
Nicor, Inc.	1,498	80,442
NiSource, Inc.	9,848	188,885
Northeast Utilities	6,153	212,894
NRG Energy, Inc.Δ*	8,879	191,254
Oneok, Inc.	3,753	251,001
Pepco Holdings, Inc.Δ	7,712	143,829
PG&E Corporation	14,098	622,850
Pinnacle West Capital Corporation	3,778	161,661
PPL Corporation	17,314	438,044
Progress Energy, Inc.	10,527	485,716
Public Service Enterprise Group, Inc.	18,180	572,852
Qwest Communications International, Inc.	62,588	427,476
SCANA CorporationΔ	4,153	163,504
Sempra Energy	8,504	454,964
Southern Co.	30,336	1,156,105
Sprint Nextel Corporation*	106,648	494,847
TECO Energy, Inc.	7,410	139,011
Verizon Communications, Inc.	100,696	3,880,824
Windstream CorporationΔ	18,848	242,574
Wisconsin Energy Corporation	8,188	249,734
Xcel Energy Inc.	17,431	416,426

		26,056,091

Total Common Stocks (Cost $331,566,852)		418,393,656

FOREIGN COMMON STOCKS — 0.5%
Ireland — 0.1%
Ingersoll-Rand PLCΔ	12,026	580,976

Switzerland — 0.4%
Ace, Ltd.	12,004	776,659
Tyco International, Ltd.*	16,926	757,777

Total Foreign Common Stocks (Cost $1,811,690)		2,115,412

RIGHTS/WARRANTS — 0.0%
American International Group Fractional Warrants+ (Cost $0)	65,600	—

MONEY MARKET FUNDS — 7.7%
GuideStone Money Market Fund (GS4 Class)¥	9,074,387	9,074,387
Northern Institutional Liquid Assets Portfolio§	24,297,416	24,297,416

Total Money Market Funds (Cost $33,371,803)		33,371,803

	Par
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills
0.16%, 05/05/11‡‡	$705,000	704,939
0.16%, 05/05/11‡‡	95,000	94,992
0.17%, 05/05/11‡‡	600,000	599,948
0.17%, 05/05/11‡‡	45,000	44,996

Total U.S. Treasury Obligations (Cost $1,444,768)		1,444,875

TOTAL INVESTMENTS — 105.6% (Cost $368,195,113)		455,325,746
Liabilities in Excess of Other Assets — (5.6)%		(24,326,003)

NET ASSETS — 100.0%		$430,999,743

Please see abbreviation and footnote definitions beginning on page 112.

76	See Notes to Schedule of Investments.

PORTFOLIO SUMMARY (based on net assets)

	%
Technology	16.6
Financial Services	16.4
Energy	13.2
Consumer Discretionary	11.6
Producer Durables	11.2
Healthcare	10.8
Money Market Funds	7.7
Consumer Staples	7.1
Utilities	6.1
Materials & Processing	4.1
Futures	2.4
Foreign Common Stocks	0.5
U.S. Treasury Obligations	0.3
Rights/Warrants	—	**

	108.0

**	Rounds to less than 0.005%.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Common Stock	$418,393,656	$418,393,656	$—	$—
Foreign Common Stocks	2,115,412	2,115,412	—	—
Money Market Funds	33,371,803	33,371,803	—	—
Rights/Warrants	—	—	—	—
U.S. Treasury Obligations	1,444,875	—	1,444,875	—

Total Assets — Investments in Securities	$455,325,746	$453,880,871	$1,444,875	$—

Other Financial Instruments***
Futures Contracts	$91,625	$91,625	$—	$—

Total Assets — Other Financial Instruments	$91,625	$91,625	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Schedule of Investments.

See Notes to Schedule of Investments.	77

REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.1%
Financial Services — 94.6%
AMB Property Corporation REIT	50,550	$1,818,284
American Assets Trust, Inc. REIT	46,200	982,674
Apartment Investment & Management Co. Class A REIT	94,750	2,413,282
AvalonBay Communities, Inc. REIT	59,735	7,172,979
Boston Properties, Inc. REITΔ	108,542	10,295,209
Brandywine Realty Trust REITΔ	235,750	2,862,005
BRE Properties, Inc. REITΔ	89,650	4,229,687
Brookfield Properties CorporationΔ	218,050	3,863,846
Camden Property Trust REIT	56,950	3,235,899
Campus Crest Communities, Inc. REITΔ	7,750	91,682
Chesapeake Lodging Trust REITΔ	58,350	1,015,874
Cogdell Spencer, Inc. REITΔ	135,200	803,088
Colonial Properties Trust REITΔ	157,400	3,029,950
Developers Diversified Realty Corporation REITΔ	211,900	2,966,600
Digital Realty Trust, Inc. REITΔ	46,850	2,723,859
Douglas Emmett, Inc. REITΔ	122,750	2,301,562
Duke Realty Corporation REITΔ	209,300	2,932,293
Equity Lifestyle Properties, Inc. REITΔ	35,600	2,052,340
Equity Residential REIT	71,850	4,053,058
Extra Space Storage, Inc. REITΔ	153,450	3,177,950
Federal Realty Investors Trust REITΔ	12,550	1,023,578
General Growth Properties, Inc. REITΔ	161,442	2,499,122
Glimcher Realty Trust REITΔ	95,650	884,763
HCP, Inc. REIT	160,400	6,085,576
Host Hotels & Resorts, Inc. REITΔ	432,290	7,612,627
Hudson Pacific Properties, Inc. REITΔ	19,950	293,265
Kimco Realty Corporation REITΔ	233,350	4,279,639
LTC Properties, Inc. REIT	56,750	1,608,295
Pebblebrook Hotel Trust REIT	106,350	2,355,652
Post Properties, Inc. REITΔ	73,800	2,896,650
ProLogis REIT	467,500	7,470,650
PS Business Parks, Inc. REITΔ	17,650	1,022,641
Public Storage REIT	45,630	5,060,823
Ramco-Gershenson Properties Trust REIT	89,800	1,125,194
Sabra Healthcare, Inc. REIT	30,750	541,508
Senior Housing Properties Trust REIT	160,285	3,692,966
Simon Property Group, Inc. REIT	143,350	15,361,386
SL Green Realty Corporation REITΔ	79,900	6,008,480
Strategic Hotels & Resorts, Inc. REIT*	292,800	1,888,560
Tanger Factory Outlet Centers REITΔ	113,050	2,966,432
Taubman Centers, Inc. REIT	83,250	4,460,535
Vornado Realty Trust REITΔ	33,706	2,949,275

		144,109,738

Healthcare — 2.5%
Brookdale Senior Living, Inc.*	133,150	3,728,200

Total Common Stocks (Cost $118,963,374)		147,837,938

MONEY MARKET FUNDS — 26.3%
GuideStone Money Market Fund (GS4 Class)¥	3,419,807	3,419,807
Northern Institutional Liquid Assets Portfolio§	36,561,389	36,561,389

Total Money Market Funds (Cost $39,981,196)		39,981,196

	Par
U.S. TREASURY OBLIGATION — 0.5%
U.S. Treasury Bill
0.16%, 05/05/11‡‡ (Cost $774,876)	$775,000	774,933

TOTAL INVESTMENTS — 123.9% (Cost $159,719,446)		188,594,067
Liabilities in Excess of Other Assets — (23.9)%		(36,323,720)

NET ASSETS — 100.0%		$152,270,347

Please see abbreviation and footnote definitions beginning on page 112.

PORTFOLIO SUMMARY (based on net assets)

%
Financial Services	94.6
Money Market Funds	26.3
Futures Contracts	2.8
Healthcare	2.5
U.S. Treasury Obligation	0.5

126.7

78	See Notes to Schedule of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stock	$147,837,938	$147,837,938	$—	$—
Money Market Funds	39,981,196	39,981,196	—	—
U.S. Treasury Obligations	774,933	—	774,933	—

Total Assets — Investments in Securities	$188,594,067	$187,819,134	$774,933	$—

Other Financial Instruments***
Futures Contracts	$118,023	$118,023	$—	$—

Total Assets — Other Financial Instruments	$118,023	$118,023	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Schedule of Investments.

See Notes to Schedule of Investments.	79

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS — 93.6%
Consumer Discretionary — 8.8%
Apollo Group, Inc. Class A*	62,500	$2,606,875
AutoZone, Inc.*	9,300	2,544,108
Carnival Corporation	103,296	3,962,434
CBS Corporation Class BΔ	283,200	7,091,328
Coach, Inc.	62,100	3,231,684
Comcast Corporation Class A	588,414	14,545,594
Dana Holding Corporation*	150,700	2,620,673
DIRECTV Group, Inc. Class A*	91,600	4,286,880
eBay, Inc.*	32,553	1,010,445
Gap, Inc. (The)Δ	305,417	6,920,749
Home Depot, Inc.Δ	438,400	16,247,104
Johnson Controls, Inc.Δ	1,730	71,916
Kohl’s Corporation*	3,684	195,399
Lennar Corporation Class AΔ	267,651	4,849,836
Lowe’s Cos., Inc.	15,762	416,590
McGraw-Hill Co., Inc. (The)	38,300	1,509,020
News CorporationΔ	82,482	1,448,384
Omnicom Group, Inc.Δ	2,725	133,688
Polo Ralph Lauren Corporation	11,800	1,459,070
Stanley Black & Decker, Inc.	152,100	11,650,860
Thomson Reuters CorporationΔ	11,520	452,045
Time Warner Cable, Inc.	16,201	1,155,779
Time Warner, Inc.	347,169	12,393,933
TJX Cos., Inc.	57,500	2,859,475
Wal-Mart Stores, Inc.Δ	61,973	3,225,695
Walt Disney Co. (The)	89,410	3,852,677

		110,742,241

Consumer Staples — 4.9%
Archer-Daniels-Midland Co.	29,377	1,057,866
Coca-Cola Co. (The)	24,430	1,620,931
Colgate-Palmolive Co.	3,669	296,308
CVS Caremark CorporationΔ	152,075	5,219,214
General Mills, Inc.	12,233	447,116
Herbalife, Ltd.Δ	39,000	3,173,040
Kellogg Co.	1,292	69,742
Kimberly-Clark CorporationΔ	98,683	6,441,039
Kraft Foods, Inc. Class A	299,983	9,407,467
Kroger Co. (The)Δ	213,242	5,111,411
PepsiCo, Inc.	31,270	2,014,101
Procter & Gamble Co. (The)	281,759	17,356,354
Safeway, Inc.Δ	168,300	3,961,782
Tyson Foods, Inc. Class A	99,500	1,909,405
Walgreen Co.	93,665	3,759,713

		61,845,489

Energy — 13.7%
Anadarko Petroleum
Corporation	65,186	5,340,037
Apache Corporation	17,429	2,281,805
Baker Hughes, Inc.	114,333	8,395,472
BP PLC ADRΔ	103,600	4,572,904
Chesapeake Energy Corporation	29,707	995,778
Chevron Corporation	338,859	36,403,622
ConocoPhillips	322,139	25,726,021
Devon Energy Corporation	110,401	10,131,500
Exxon Mobil Corporation	83,563	7,030,155
Hess Corporation	74,460	6,344,737
Holly CorporationΔ	33,600	2,041,536
Marathon Oil Corporation	338,838	18,063,454
Murphy Oil Corporation	52,300	3,839,866
Nabors Industries, Ltd.*	96,900	2,943,822
National Oilwell Varco, Inc.	19,133	1,516,673
Occidental Petroleum Corporation	157,457	16,452,682
Patterson-UTI Energy, Inc.	69,300	2,036,727
Schlumberger, Ltd.	7,899	736,661
Spectra Energy Corporation	262,350	7,130,673
Tesoro Corporation*	56,100	1,505,163
Valero Energy Corporation	280,200	8,355,564
Williams Cos., Inc. (The)	15,514	483,726

		172,328,578

Financial Services — 22.0%
Aflac, Inc.	29,162	1,539,170
Allied World Assurance Co. Holdings, Ltd.	23,200	1,454,408
Allstate Corporation (The)Δ	103,176	3,278,933
American Express Co.	291,500	13,175,800
American Financial Group, Inc.Δ	106,700	3,736,634
Ameriprise Financial, Inc.	172,000	10,505,760
Assurant, Inc.	65,100	2,507,001
AXIS Capital Holdings, Ltd.	12,600	439,992
Bank of America Corporation	1,411,936	18,821,107
Bank of New York Mellon Corporation (The)	55,359	1,653,573
BB&T CorporationΔ	31,597	867,338
Berkshire Hathaway, Inc.*	78,938	6,601,585
BlackRock, Inc.	2,835	569,864
Capital One Financial CorporationΔ	383,130	19,907,435
Chubb CorporationΔ	85,836	5,262,605
Citigroup, Inc.*	3,479,952	15,381,388
CME Group, Inc.	3,006	906,459
Discover Financial Services	107,600	2,595,312
Endurance Specialty Holdings, Ltd.	12,400	605,368
Everest Re Group, Ltd.Δ	16,800	1,481,424
Fifth Third Bancorp	278,700	3,868,356
Franklin Resources, Inc.	31,800	3,977,544
Goldman Sachs Group, Inc. (The)	46,187	7,319,254
Huntington Bancshares, Inc.	333,000	2,211,120
Jones Lang LaSalle, Inc.	30,700	3,062,018
JPMorgan Chase & Co.	931,480	42,941,228
KeyCorp	383,100	3,401,928
Loews Corporation	14,390	620,065
MBIA, Inc.Δ*	268,900	2,699,756
MetLife, Inc.	20,444	914,460
Morgan Stanley	280,209	7,655,310
NASDAQ OMX Group, Inc. (The)Δ*	63,400	1,638,256
Northern Trust Corporation	6,577	333,783
PNC Financial Services Group, Inc.	24,012	1,512,516
Prudential Financial, Inc.	21,195	1,305,188
Public Storage REITΔ	630	69,873
Simon Property Group, Inc. REIT	4,089	438,177
SLM Corporation*	477,800	7,310,340
State Street Corporation	288,443	12,962,628
T. Rowe Price Group, Inc.Δ	57,700	3,832,434
Torchmark CorporationΔ	27,000	1,794,960
Travelers Cos., Inc. (The)Δ	247,366	14,713,330
US Bancorp	218,255	5,768,480
Validus Holdings, Ltd.	14,600	486,618
Wells Fargo & Co.	904,513	28,673,062

80	See Notes to Schedule of Investments.

	Shares	Value
Western Union Co. (The)	164,300	$3,412,511
XL Group PLCΔ	145,600	3,581,760

		277,796,111

Healthcare — 13.6%
Abbott Laboratories	6,817	334,374
Aetna, Inc.	135,744	5,080,898
AmerisourceBergen Corporation	90,500	3,580,180
Amgen, Inc.*	43,706	2,336,086
Baxter International, Inc.	74,494	4,005,542
Biogen Idec, Inc.Δ*	53,257	3,908,531
Bristol-Myers Squibb Co.Δ	441,196	11,660,810
Cardinal Health, Inc.	191,631	7,881,783
Eli Lilly & Co.	35,734	1,256,765
Forest Laboratories, Inc.*	112,500	3,633,750
Genzyme Corporation*	2,920	222,358
Gilead Sciences, Inc.*	40,800	1,731,552
Health Net, Inc.*	105,800	3,459,660
Hologic, Inc.*	243,150	5,397,930
Humana, Inc.*	31,200	2,182,128
Johnson & Johnson	304,517	18,042,632
McKesson Corporation	6,551	517,856
Medtronic, Inc.	163,855	6,447,694
Merck & Co., Inc.	223,654	7,382,819
Pfizer, Inc.	1,816,584	36,894,821
Tenet Healthcare Corporation*	588,100	4,381,345
Thermo Fisher Scientific, Inc.*	18,752	1,041,674
UnitedHealth Group, Inc.	458,479	20,723,251
Watson Pharmaceuticals, Inc.*	8,558	479,333
WellPoint, Inc.*	256,445	17,897,296
Zimmer Holdings, Inc.*	9,273	561,295

		171,042,363

Materials & Processing — 3.2%
Alcoa, Inc.Δ	410,921	7,252,756
Cabot Corporation	51,800	2,397,822
Domtar Corporation	16,400	1,505,192
Dow Chemical Co. (The)	52,705	1,989,614
Du Pont (E.I.) de Nemours & Co.Δ	198,883	10,932,599
Freeport-McMoRan Copper & Gold, Inc.	48,700	2,705,285
Huntsman Corporation	93,000	1,616,340
Lubrizol Corporation	18,500	2,478,260
MeadWestvaco Corporation	143,200	4,343,256
Nucor Corporation	8,239	379,159
United States Steel CorporationΔ	86,200	4,649,628

		40,249,911

Producer Durables — 10.3%
Boeing Co. (The)	6,582	486,607
CSX Corporation	57,341	4,507,003
Danaher Corporation	1,807	93,783
Deere & Co.	1,075	104,157
Emerson Electric Co.	151,700	8,863,831
FedEx Corporation	5,062	473,550
Gardner Denver, Inc.	28,700	2,239,461
General Dynamics Corporation	41,859	3,204,725
General Electric Co.	1,386,581	27,800,949
Honeywell International, Inc.	340,400	20,325,284
Huntington Ingalls Industries, Inc.*	14,345	595,318
Illinois Tool Works, Inc.	199,900	10,738,628
KBR, Inc.Δ	98,000	3,701,460
Lockheed Martin Corporation	35,340	2,841,336
Norfolk Southern Corporation	16,896	1,170,386
Northrop Grumman Corporation	86,070	5,397,450
Oshkosh CorporationΔ*	79,800	2,823,324
Raytheon Co.	241,234	12,271,573
Ryder System, Inc.Δ	60,700	3,071,420
Terex CorporationΔ*	192,500	7,130,200
Textron, Inc.Δ	286,500	7,847,235
Union Pacific Corporation	38,108	3,747,160
United Technologies Corporation	3,698	313,036
Waste Management, Inc.	22,073	824,206

		130,572,082

Technology — 8.0%
Activision Blizzard, Inc.	17,307	189,858
Applied Materials, Inc.Δ	588,600	9,193,932
CA, Inc.	119,400	2,887,092
Corning, Inc.	62,317	1,285,600
Dell, Inc.*	392,500	5,695,175
Hewlett-Packard Co.	123,000	5,039,310
Ingram Micro, Inc. Class A*	81,400	1,711,842
Intel Corporation	599,631	12,094,557
International Business Machines Corporation	129,900	21,182,793
Microsoft Corporation	706,893	17,926,806
Motorola Mobility Holdings, Inc.*	155,965	3,805,546
Motorola Solutions, Inc.*	126,965	5,674,066
Symantec Corporation*	228,978	4,245,252
Texas Instruments, Inc.	117,118	4,047,598
Yahoo!, Inc.Δ*	347,910	5,792,701

		100,772,128

Utilities — 9.1%
Alliant Energy Corporation	50,700	1,973,751
American Electric Power Co., Inc.	177,821	6,248,630
AT&T, Inc.	1,160,921	35,524,183
Constellation Energy Group, Inc.Δ	42,700	1,329,251
Dominion Resources, Inc.Δ	124,388	5,560,144
Duke Energy Corporation	60,004	1,089,073
Edison International	111,500	4,079,785
Energen Corporation	29,300	1,849,416
Entergy Corporation	135,022	9,074,829
Exelon Corporation	114,863	4,736,950
MetroPCS Communications, Inc.Δ*	158,800	2,578,912
NextEra Energy, Inc.	18,943	1,044,138
NRG Energy, Inc.Δ*	58,800	1,266,552
NV Energy, Inc.	208,000	3,097,120
PG&E Corporation	17,718	782,781
Progress Energy, Inc. Contingent Value Obligation+*	3,100	1,209
Public Service Enterprise Group, Inc.	135,607	4,272,976
Southern Co.	37,613	1,433,431
Sprint Nextel Corporation*	951,751	4,416,125
Verizon Communications, Inc.	648,891	25,008,259

		115,367,515

Total Common Stocks (Cost $1,078,315,116)		1,180,716,418

See Notes to Schedule of Investments.	81

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
FOREIGN COMMON STOCKS — 3.1%
Canada — 0.3%
Research In Motion, Ltd.Δ*	58,600	$3,315,002
Teck Resources, Ltd. Class B	23,500	1,245,970

		4,560,972

Singapore — 0.3%
Flextronics International, Ltd.*	516,238	3,856,298

Switzerland — 1.4%
Ace, Ltd.Δ	32,332	2,091,880
TE Connectivity, Ltd.	228,175	7,945,053
Tyco International, Ltd.*	163,888	7,337,266

		17,374,199

United Kingdom — 1.1%
Ensco International PLC ADRΔ	134,400	7,773,696
Royal Dutch Shell PLC ADRΔ	85,000	6,193,100

		13,966,796

Total Foreign Common Stocks (Cost $35,837,874)		39,758,265

MONEY MARKET FUNDS — 8.7%
GuideStone Money Market Fund (GS4 Class)¥	34,475,467	34,475,467
Northern Institutional Liquid Assets Portfolio§	74,745,702	74,745,702

Total Money Market Funds (Cost $109,221,169)		109,221,169

	Par
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills
0.15%, 05/05/11	$60,000	59,995
0.15%, 05/05/11	70,000	69,994
0.15%, 05/05/11	50,000	49,996
0.16%, 05/05/11‡‡	140,000	139,994
0.17%, 05/05/11‡‡	2,590,000	2,589,775
0.18%, 05/05/11‡‡	105,000	104,991
0.18%, 05/05/11‡‡	770,000	769,933
0.19%, 05/05/11‡‡	20,000	19,998

Total U.S. Treasury Obligations (Cost $3,804,399)		3,804,676

TOTAL INVESTMENTS — 105.7% (Cost $1,227,178,558)		1,333,500,528
Liabilities in Excess of Other Assets — (5.7)%		(71,884,070)

Net Assets — 100.0%		$1,261,616,458

Please see abbreviation and footnote definitions beginning on page 112.

PORTFOLIO SUMMARY (based on net assets)

%
Financial Services	22.0
Energy	13.7
Healthcare	13.6
Producer Durables	10.3
Utilities	9.1
Consumer Discretionary	8.8
Money Market Funds	8.7
Technology	8.0
Consumer Staples	4.9
Materials & Processing	3.2
Foreign Common Stocks	3.1
Futures Contracts	3.1
U.S. Treasury Obligations	0.3

108.8

82	See Notes to Schedule of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stock	$1,180,716,418	$1,180,715,209	$—	$1,209
Foreign Common Stocks	39,758,265	39,758,265	—	—
Money Market Funds	109,221,169	109,221,169	—	—
U.S. Treasury Obligations	3,804,676	—	3,804,676	—

Total Assets — Investments in Securities	$1,333,500,528	$1,329,694,643	$3,804,676	$1,209

Other Financial Instruments***
Futures Contracts	$482,319	$482,319	$—	$—

Total Assets — Other Financial Instruments	$482,319	$482,319	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Schedule of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Common Stocks
Balance, 12/31/10	$1,209	$1,209
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Purchases	—	—
Sales	—	—
Transfers in and/or out of Level 3	—	—

Balance, 03/31/11	$1,209	$1,209

See Notes to Schedule of Investments.	83

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS — 90.9%
Consumer Discretionary — 17.9%
Amazon.com, Inc.*	264,550	$47,653,392
Bed Bath & Beyond, Inc.*	101,500	4,899,405
CBS Corporation Class BΔ	79,000	1,978,160
Compagnie Financiere Richemont SA ADR	936,535	5,394,442
Costco Wholesale Corporation	80,170	5,878,064
Darden Restaurants, Inc.	14,650	719,754
DIRECTV Group, Inc. Class A*	55,000	2,574,000
Estee Lauder Cos., Inc. (The) Class A	100,056	9,641,396
Ford Motor Co.Δ*	859,794	12,819,529
HCA Holdings, Inc.	81,100	2,746,857
Home Depot, Inc.Δ	154,000	5,707,240
Kohl’s Corporation*	81,770	4,337,081
Limited Brands, Inc.	138,930	4,568,018
Marriott International, Inc. Class AΔ	179,370	6,381,985
McDonald’s Corporation	126,701	9,640,679
Netflix, Inc.Δ*	36,600	8,686,278
NIKE, Inc. Class BΔ	267,843	20,275,715
Priceline.com, Inc.Δ*	45,006	22,792,839
Starbucks Corporation	578,363	21,370,513
Target Corporation	91,190	4,560,412
Tiffany & Co.	125,888	7,734,559
Time Warner, Inc.	139,988	4,997,571
TJX Cos., Inc.	126,508	6,291,243
TRW Automotive Holdings Corporation*	66,560	3,666,125
Walt Disney Co. (The)	164,780	7,100,370
Yum! Brands, Inc.	103,100	5,297,278

		237,712,905

Consumer Staples — 2.8%
Church & Dwight Co., Inc.Δ	15,280	1,212,315
Coca-Cola Co. (The)	217,570	14,435,770
Coca-Cola Enterprises, Inc.	170,880	4,665,024
Hansen Natural Corporation*	70,140	4,224,532
Hershey Co. (The)	37,400	2,032,690
J.M. Smucker Co. (The)	10,350	738,887
Mead Johnson Nutrition Co.	37,255	2,158,182
Whole Foods Market, Inc.Δ	112,700	7,426,930

		36,894,330

Energy — 10.8%
Anadarko Petroleum
Corporation	92,361	7,566,213
Apache Corporation	36,800	4,817,856
Chevron Corporation	77,780	8,355,905
Concho Resources, Inc.*	36,290	3,893,917
ConocoPhillips	86,400	6,899,904
Continental Resources, Inc.Δ*	27,784	1,985,722
EOG Resources, Inc.	38,659	4,581,478
FMC Technologies, Inc.*	110,329	10,423,884
Halliburton Co.	269,610	13,437,362
National Oilwell Varco, Inc.	347,830	27,572,484
Noble Energy, Inc.	25,280	2,443,312
Occidental Petroleum Corporation	18,773	1,961,591
Pioneer Natural Resouces Co.Δ	71,790	7,316,837
Schlumberger, Ltd.	279,660	26,081,092
SM Energy Co.Δ	28,450	2,110,706
Southwestern Energy Co.Δ*	147,400	6,333,778
Walter Energy, Inc.	36,250	4,909,338
Whiting Petroleum Corporation*	37,680	2,767,596

		143,458,975

Financial Services — 10.9%
American Express Co.	244,760	11,063,152
Ameriprise Financial, Inc.	107,850	6,587,478
CB Richard Ellis Group, Inc. Class A*	117,800	3,145,260
Citigroup, Inc.*	1,274,575	5,633,621
Discover Financial Services	154,110	3,717,133
Fifth Third Bancorp	324,517	4,504,296
Franklin Resources, Inc.	38,210	4,779,307
Goldman Sachs Group, Inc. (The)	44,751	7,091,691
Host Hotels & Resorts, Inc. REITΔ	126,980	2,236,118
IntercontinentalExchange, Inc.*	113,319	13,999,429
JPMorgan Chase & Co.	136,860	6,309,246
Mastercard, Inc. Class A	20,900	5,260,948
MetLife, Inc.	50,350	2,252,156
Schwab (Charles) Corporation (The)	725,880	13,087,616
T. Rowe Price Group, Inc.	89,750	5,961,195
US Bancorp	328,088	8,671,366
Visa, Inc.Δ	374,670	27,583,205
Wells Fargo & Co.	398,064	12,618,629

		144,501,846

Healthcare — 8.8%
Alexion Pharmaceuticals, Inc.*	104,010	10,263,707
Allergan, Inc.	295,890	21,014,108
AmerisourceBergen Corporation	59,120	2,338,787
Celgene CorporationΔ*	54,230	3,119,852
CIGNA Corporation	50,840	2,251,195
Express Scripts, Inc.*	84,120	4,677,913
Gilead Sciences, Inc.*	60,200	2,554,888
Illumina, Inc.Δ*	249,418	17,476,719
Intuitive Surgical, Inc.Δ*	49,180	16,399,563
McKesson Corporation	18,310	1,447,406
Merck & Co., Inc.	44,120	1,456,401
Perrigo Co.Δ	47,000	3,737,440
Pfizer, Inc.	222,500	4,518,975
St. Jude Medical, Inc.*	44,900	2,301,574
Stryker Corporation	39,800	2,419,840
SXC Health Solutions CorporationΔ*	28,190	1,544,812
Thermo Fisher Scientific, Inc.*	89,793	4,988,001
Varian Medical Systems, Inc.*	143,080	9,677,931
Watson Pharmaceuticals, Inc.Δ*	90,800	5,085,708

		117,274,820

Materials & Processing — 6.2%
Albemarle Corporation	50,460	3,015,994
Dow Chemical Co. (The)	302,760	11,429,190
Du Pont (E.I.) de Nemours & Co.Δ	98,460	5,412,346
FMC Corporation	27,160	2,306,699
Freeport-McMoRan Copper & Gold, Inc.	105,889	5,882,134
International Flavors & Fragrances, Inc.	25,640	1,597,372
Monsanto Co.	173,954	12,569,916

84	See Notes to Schedule of Investments.

	Shares	Value
Packaging Corporation of America	83,380	$2,408,848
PPG Industries, Inc.Δ	76,674	7,300,132
Praxair, Inc.Δ	175,104	17,790,566
Precision Castparts Corporation	86,012	12,659,246

		82,372,443

Producer Durables — 10.5%
Agilent Technologies, Inc.*	299,063	13,392,041
AMETEK, Inc.	54,190	2,377,315
C.H. Robinson Worldwide, Inc.Δ	80,400	5,960,052
Caterpillar, Inc.	81,600	9,086,160
CSX Corporation	81,950	6,441,270
Cummins, Inc.	72,650	7,963,893
Danaher Corporation	83,200	4,318,080
Deere & Co.	233,093	22,584,381
Eaton Corporation	94,392	5,233,092
Emerson Electric Co.	108,710	6,351,925
Expeditors International of Washington, Inc.	90,120	4,518,617
FedEx Corporation	43,100	4,032,005
General Dynamics Corporation	97,334	7,451,891
Joy Global, Inc.	23,850	2,356,619
Manpower, Inc.	33,520	2,107,738
PACCAR, Inc.	121,540	6,362,619
Rockwell Automation, Inc.Δ	124,270	11,762,156
Trimble Navigation, Ltd.*	36,900	1,864,926
Union Pacific Corporation	81,258	7,990,099
W.W. Grainger, Inc.	55,900	7,696,312

		139,851,191

Technology — 22.8%
Acme Packet, Inc.*	21,901	1,554,095
American Tower Corporation Class A*	130,270	6,750,591
Apple, Inc.*	200,417	69,835,304
Autodesk, Inc.*	89,760	3,959,314
Avago Technologies, Ltd.	51,250	1,593,875
Broadcom Corporation Class A	435,872	17,164,639
Cisco Systems, Inc.*	130,740	2,242,191
Citrix Systems, Inc.*	23,610	1,734,391
Cognizant Technology Solutions Corporation Class A*	112,041	9,120,137
Corning, Inc.	121,220	2,500,769
Cree, Inc.Δ*	109,015	5,032,132
EMC CorporationΔ*	290,850	7,722,068
F5 Networks, Inc.Δ*	131,413	13,479,031
Google, Inc. Class A*	55,900	32,769,139
Hewlett-Packard Co.	136,770	5,603,467
Intuit, Inc.*	77,870	4,134,897
JDS Uniphase Corporation*	96,077	2,002,245
Juniper Networks, Inc.Δ*	235,930	9,927,934
NetApp, Inc.*	117,464	5,659,416
OpenTable, Inc.*	13,666	1,453,379
Oracle CorporationΔ	851,103	28,401,307
QUALCOMM, Inc.	607,630	33,316,353
Riverbed Technology, Inc.Δ*	58,700	2,210,055
Rovi Corporation*	7	375
Salesforce.com, Inc.Δ*	230,155	30,744,105
SanDisk Corporation*	55,900	2,576,431
Youku.com, Inc.Δ	16,747	795,650

		302,283,290

Utilities — 0.2%
AES Corporation (The)*	226,850	2,949,050

Total Common Stocks (Cost $881,994,673)		1,207,298,850

FOREIGN COMMON STOCKS — 4.5%
Bermuda — 0.2%
Marvell Technology Group, Ltd.*	157,100	2,442,905

Canada — 1.1%
Goldcorp, Inc.Δ	45,740	2,277,852
Potash Corporation of Saskatchewan, Inc.	164,790	9,711,075
Yamana Gold, Inc.	201,790	2,484,035

		14,472,962

China — 0.7%
Baidu, Inc. ADR*	73,656	10,150,533

Hong Kong — 0.1%
Li & Fung, Ltd.	304,000	1,557,411

Ireland — 0.7%
Accenture PLC Class A	80,200	4,408,594
Shire PLC ADR	51,070	4,448,197

		8,856,791

Israel — 0.7%
Check Point Software Technologies, Ltd.Δ*	116,400	5,942,220
Teva Pharmaceutical Industries, Ltd. ADR	59,620	2,991,135

		8,933,355

Netherlands — 0.6%
ASML Holding NVΔ	168,800	7,511,600

Singapore — 0.3%
Hutchison Portfolio Holdings Trust*	3,930,000	3,890,700

United Kingdom — 0.1%
BHP Billiton PLC ADR	26,730	2,127,708

Total Foreign Common Stocks (Cost $44,962,673)		59,943,965

PREFERRED STOCK — 0.1%
Wells Fargo & Co. (Cost $678,134)	35,400	994,032

RIGHT/WARRANT — 0.0%
Krispy Kreme Doughnuts, Inc. (Cost $74)	7,410	1,260

MONEY MARKET FUNDS — 12.0%
GuideStone Money Market Fund (GS4 Class)¥	53,380,669	53,380,669
Northern Institutional Liquid Assets Portfolio§	105,616,371	105,616,371

Total Money Market Funds (Cost $158,997,040)		158,997,040

See Notes to Schedule of Investments.	85

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bills
0.16%, 05/05/11‡‡	$3,500,000	$3,499,696
0.18%, 05/05/11‡‡	130,000	129,989
0.18%, 05/05/11‡‡	1,845,000	1,844,840
0.19%, 05/05/11‡‡	25,000	24,995
0.19%, 05/05/11‡‡	15,000	14,999
0.19%, 05/05/11‡‡	190,000	189,983
0.19%, 05/05/11‡‡	1,310,000	1,309,886

Total U.S. Treasury Obligations (Cost $7,013,822)		7,014,388

TOTAL INVESTMENTS — 108.0% (Cost $1,093,646,416)		1,434,249,535
Liabilities in Excess of Other Assets — (8.0)%		(106,567,892)

NET ASSETS — 100.0%		$1,327,681,643

Please see abbreviation and footnote definitions beginning on page 112.

PORTFOLIO SUMMARY (based on net assets)

	%
Technology	22.8
Consumer Discretionary	17.9
Money Market Funds	12.0
Financial Services	10.9
Energy	10.8
Producer Durables	10.5
Healthcare	8.8
Materials & Processing	6.2
Foreign Common Stocks	4.5
Futures Contracts	4.3
Consumer Staples	2.8
U.S. Treasury Obligations	0.5
Utilities	0.2
Preferred Stock	0.1
Right/Warrant	—	**

	112.3

**	Rounds to less than 0.005%.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stock	$1,207,298,850	$1,207,298,850	$—	$—
Foreign Common Stocks	59,943,965	59,943,965	—	—
Money Market Funds	158,997,040	158,997,040	—	—
Preferred Stocks	994,032	994,032
Rights/Warrants	1,260	1,260	—	—
U.S. Treasury Obligations	7,014,388	—	7,014,388	—

Total Assets — Investments in Securities	$1,434,249,535	$1,427,235,147	$7,014,388	$—

Other Financial Instruments***
Futures Contracts	$662,150	$662,150	$—	$—

Total Assets — Other Financial Instruments	$662,150	$662,150	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Schedule of Investments.

86	See Notes to Schedule of Investments.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS — 85.3%
Consumer Discretionary — 11.4%
Aaron’s, Inc.Δ	108,500	$2,751,560
AMERCO, Inc.*	6,900	669,300
American Public Education, Inc.Δ*	38,500	1,557,325
ANN, Inc.Δ*	15,200	442,472
Apollo Group, Inc. Class A*	16,900	704,899
Arbitron, Inc.	40,400	1,617,212
Body Central Corporation*	15,719	365,152
Bravo Brio Restaurant Group, Inc.Δ*	4,900	86,681
Cabela’s, Inc.*	14,250	356,393
comScore, Inc.*	13,200	389,532
CROCS, Inc.*	43,321	772,847
Deckers Outdoor Corporation*	24,600	2,119,290
DG Fastchannel, Inc.Δ*	57,800	1,862,316
DSW, Inc.Δ*	7,400	295,704
Elizabeth Arden, Inc.Δ*	55,450	1,664,054
Federal-Mogul Corporation*	30,700	764,430
Fossil, Inc.*	9,900	927,135
GameStop Corporation Class AΔ*	33,600	756,672
Great Lakes Dredge & Dock Corporation	86,000	656,180
Guess ?, Inc.	32,700	1,286,745
Hibbett Sports, Inc.Δ*	17,705	634,016
Hot Topic, Inc.	95,300	543,210
IAC/InterActiveCorp*	41,700	1,288,113
Iconix Brand Group, Inc.Δ*	38,900	835,572
Inter Parfums, Inc.Δ	32,600	603,426
ITT Educational Services, Inc.Δ*	12,100	873,015
John Wiley & Sons, Inc.	16,300	828,692
Jos. A. Bank Clothiers, Inc.Δ*	23,200	1,180,416
Lincoln Educational Services Corporation	56,500	897,785
Lithia Motors, Inc.Δ	78,600	1,145,988
Monro Muffler Brake, Inc.Δ	47,025	1,550,884
Movado Group, Inc.	38,800	569,584
Polaris Industries, Inc.Δ	10,960	953,739
RC2 CorporationΔ*	17,500	491,750
Rent-A-Center, Inc.	39,900	1,392,909
Select Comfort CorporationΔ*	105,400	1,271,124
SodaStream International, Ltd.Δ*	17,500	766,675
Sonic Automotive, Inc. Class AΔ	70,000	980,700
Sotheby’s Holdings Class AΔ	21,337	1,122,326
Standard Motor Products, Inc.	51,900	717,777
Steven Madden, Ltd.Δ*	20,556	964,693
Superior Industries International, Inc.	55,300	1,417,892
Tempur-Pedic International, Inc.*	13,774	697,791
Tenneco Automotive, Inc.Δ*	25,700	1,090,965
Timberland Co. (The)Δ*	33,700	1,391,473
Travelzoo, Inc.Δ*	7,200	479,448
Ulta Salon Cosmetics & Fragrance, Inc.Δ*	27,418	1,319,628
United Online, Inc.	159,700	1,006,909
ValueClick, Inc.*	57,700	834,342
Vera Bradley, Inc.Δ*	6,900	291,249
Vitamin Shoppe, Inc.Δ*	53,100	1,796,373
WABCO Holdings, Inc.*	51,055	3,147,030
Warnaco Group, Inc. (The)*	11,700	669,123
WESCO International, Inc.Δ*	20,600	1,287,500
Wolverine World Wide, Inc.	36,700	1,368,176
World Fuel Services Corporation	54,600	2,217,306
Zumiez, Inc.Δ*	23,187	612,832

		59,286,330

Consumer Staples — 1.8%
Biglari Holdings, Inc.Δ*	2,600	1,101,230
Diamond Foods, Inc.Δ	18,500	1,032,300
Hansen Natural Corporation*	17,000	1,023,910
Herbalife, Ltd.	19,600	1,594,656
J & J Snack Foods Corporation	21,052	990,918
Nash Finch Co.Δ	16,900	641,186
Ruddick CorporationΔ	21,100	814,249
Smithfield Foods, Inc.*	31,400	755,484
United Natural Foods, Inc.*	35,500	1,591,110

		9,545,043

Energy — 7.4%
Alpha Natural Resources, Inc.Δ*	11,200	664,944
American Standard Energy Corporation@*	150,000	1,125,000
Brigham Exploration Co.*	32,926	1,224,189
Carrizo Oil & Gas, Inc.Δ*	64,400	2,378,292
Clayton Williams Energy, Inc.Δ*	12,100	1,278,970
Complete Production Services, Inc.*	44,900	1,428,269
CVR Energy, Inc.Δ*	74,800	1,732,368
Dril-Quip, Inc.*	12,500	987,875
Frontier Oil Corporation	48,000	1,407,360
GT Solar International, Inc.Δ*	67,200	716,352
Gulf Island Fabrication, Inc.	10,100	324,917
Gulfport Energy Corporation*	22,000	795,300
Helix Energy Solutions Group, Inc.*	15,600	268,320
Helmerich & Payne, Inc.	11,000	755,590
Hercules Offshore, Inc.Δ*	145,300	960,433
Holly Corporation	26,700	1,622,292
International Coal Group, Inc.Δ*	65,100	735,630
Key Energy Services, Inc.Δ*	80,800	1,256,440
Kodiak Oil & Gas CorporationΔ*	75,015	502,600
Lufkin Industries, Inc.	3,700	345,839
Newpark Resources, Inc.Δ*	70,900	557,274
Oasis Petroleum, Inc.Δ*	56,696	1,792,728
Patterson-UTI Energy, Inc.Δ	92,100	2,706,819
Petroleum Development CorporationΔ*	12,600	604,926
Pioneer Drilling Co.*	83,600	1,153,680
Rosetta Resources, Inc.*	44,150	2,098,891
SEACOR Holdings, Inc.	14,100	1,303,686
Sunoco, Inc.	14,600	665,614
Superior Energy Services, Inc.*	41,800	1,713,800
Swift Energy Co.*	25,200	1,075,536
Tesoro CorporationΔ*	45,300	1,215,399
TPC Group, Inc.*	8,100	233,847
Unit Corporation*	11,000	681,450
Vaalco Energy, Inc.Δ*	114,400	887,744
Western Refining, Inc.Δ*	78,200	1,325,490

		38,527,864

See Notes to Schedule of Investments.	87

SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Financial Services — 16.9%
Allied World Assurance Co. Holdings, Ltd.	20,000	$1,253,800
American Equity Investment Life Holding Co.Δ	81,000	1,062,720
American Financial Group, Inc.	50,500	1,768,510
Amtrust Financial Services, Inc.Δ	48,700	928,709
Apartment Investment & Management Co. Class A REITΔ	64,800	1,650,456
Ashford Hospitality Trust, Inc. REITΔ*	110,300	1,215,506
Assurant, Inc.	35,100	1,351,701
AXIS Capital Holdings, Ltd.	6,600	230,472
Banco Latinoamericano de Exportaciones SA, Class E	60,600	1,058,076
BOK Financial CorporationΔ	19,300	997,424
Calamos Asset Management, Inc.Δ	45,700	758,163
Cash America International, Inc.Δ	19,600	902,580
Cathay General BancorpΔ	40,200	685,410
CBL & Associates Properties, Inc. REITΔ	82,300	1,433,666
City Holding Co.Δ	35,200	1,244,672
CNO Financial Group, Inc.*	93,000	698,430
Columbia Banking System, Inc.Δ	43,300	830,061
Commerce Bancshares, Inc.	42,500	1,718,700
Compass Diversified Holdings	56,600	834,284
CVB Financial CorporationΔ	70,100	652,631
Deluxe Corporation	28,600	759,044
DiamondRock Hospitality Co. REIT	49,400	551,798
Dime Community Bancshares	67,000	988,920
DST Systems, Inc.	13,100	691,942
Duff & Phelps CorporationΔ	49,200	786,216
Encore Capital Group, Inc.Δ*	43,300	1,025,777
Endurance Specialty Holdings, Ltd.Δ	14,800	722,536
Euronet Worldwide, Inc.Δ*	45,600	881,448
Evercore Partners, Inc. Class AΔ	28,500	977,265
ExlService Holdings, Inc.*	29,800	630,270
EZCORP, Inc. Class A*	42,400	1,330,936
First Cash Financial Services, Inc.Δ*	25,000	965,000
First Citizens BancShares, Inc. Class A	6,600	1,323,828
First Financial Bancorp	37,400	624,206
First Midwest Bancorp, Inc.	55,300	651,987
FleetCor Technologies, Inc.*	20,500	669,530
FPIC Insurance Group, Inc.Δ*	17,250	653,775
Global Payments, Inc.	50,000	2,446,000
HCC Insurance Holdings, Inc.	21,700	679,427
Higher One Holdings, Inc.Δ*	39,000	563,550
Home Bancshares, Inc.Δ	34,140	776,685
Hospitality Properties Trust REIT	62,900	1,456,135
Hudson City Bancorp, Inc.	95,900	928,312
Huntington Bancshares, Inc.	300,300	1,993,992
IBERIABANK CorporationΔ	25,200	1,515,276
Infinity Property & Casualty Corporation	19,400	1,154,106
International Bancshares CorporationΔ	70,200	1,287,468
Jack Henry & Associates, Inc.	40,700	1,379,323
Jones Lang LaSalle, Inc.	31,900	3,181,706
KBW, Inc.Δ	32,500	851,175
LaSalle Hotel Properties REIT	26,300	710,100
Liberty Property Trust REITΔ	26,400	868,560
NASDAQ OMX Group, Inc. (The)*	43,900	1,134,376
National American University Holdings, Inc.Δ	54,600	387,114
National Health Investors, Inc. REITΔ	24,300	1,164,456
NBH Holdings Corporation PIPE+@	30,300	530,250
Nelnet, Inc. Class A	25,200	550,116
Net 1 UEPS Technologies, Inc.*	72,100	620,060
Netspend Holdings, Inc.Δ*	50,300	529,156
Ocwen Financial CorporationΔ*	110,700	1,219,914
Pacwest BancorpΔ	47,100	1,024,425
Portfolio Recovery Associates, Inc.Δ*	9,500	808,735
Protective Life Corporation	26,400	700,920
Provident Financial Services, Inc.Δ	47,400	701,520
PS Business Parks, Inc. REITΔ	21,200	1,228,328
Raymond James Financial, Inc.	22,700	868,048
Reinsurance Group of America, Inc.	11,400	715,692
Republic Bancorp, Inc. Class AΔ	27,600	537,648
RLI CorporationΔ	13,700	789,805
Safety Insurance Group, Inc.	37,100	1,710,681
SCBT Financial CorporationΔ	19,100	635,648
Senior Housing Properties Trust REIT	43,100	993,024
Signature Bank*	21,400	1,206,960
StanCorp Financial Group, Inc.	38,400	1,771,008
Taubman Centers, Inc. REIT	35,300	1,891,374
Tower Group, Inc.Δ	43,000	1,033,290
Transatlantic Holdings, Inc.	18,700	910,129
Unitrin, Inc.	21,800	673,184
Urstadt Biddle Properties, Inc. Class A REITΔ	37,200	707,544
Validus Holdings, Ltd.	20,200	673,266
Washington Banking Co.	17,700	249,570
Webster Financial Corporation	97,900	2,097,997
Wintrust Financial CorporationΔ	23,800	874,650
World Acceptance CorporationΔ*	20,100	1,310,520
Wright Express Corporation*	38,300	1,985,472

		87,537,144

Healthcare — 8.7%
Align Technology, Inc.Δ*	43,400	888,832
American Medical Systems Holdings, Inc.Δ*	44,900	971,636
AMERIGROUP CorporationΔ*	26,500	1,702,625
Avanir Pharmaceuticals, Inc.Δ*	103,400	421,872
BioMarin Pharmaceuticals, Inc.*	28,000	703,640
Bio-Rad Laboratories, Inc. Class A*	10,000	1,201,400
Brookdale Senior Living, Inc.*	49,400	1,383,200
Catalyst Health Solutions, Inc.Δ*	40,900	2,287,537

88	See Notes to Schedule of Investments.

	Shares	Value
Centene Corporation*	52,400	$1,728,152
Conventry Health Care, Inc.*	26,600	848,274
Cooper Cos., Inc.	42,800	2,972,460
Cyberonics, Inc.*	16,700	531,227
Emergency Medical Services Corporation Class A*	16,100	1,023,799
Five Star Quality Care, Inc.+	2,086	—
Gen-Probe, Inc.*	10,900	723,215
Haemonetics Corporation*	18,000	1,179,720
Hanger Orthopedic Group, Inc.*	17,300	450,319
Health Net, Inc.*	62,900	2,056,830
Healthspring, Inc.*	15,031	561,708
Hill-Rom Holdings, Inc.	47,100	1,788,858
ICU Medical, Inc.*	27,200	1,190,816
Incyte Corporation, Ltd.Δ*	30,700	486,595
IPC The Hospitalist Co., Inc.*	25,300	1,148,873
Magellan Health Services, Inc.*	40,300	1,977,924
MAKO Surgical CorporationΔ*	22,800	551,760
Map Pharmaceuticals, Inc.*	1,782	24,574
Masimo CorporationΔ	25,000	827,500
MedAssets, Inc.Δ*	53,200	812,364
Mednax, Inc.*	13,300	885,913
NetSuite, Inc.Δ*	20,450	594,686
Parexel International Corporation*	32,900	819,210
PDL BioPharma, Inc.Δ	204,900	1,188,420
PerkinElmer, Inc.	45,400	1,192,658
PSS World Medical, Inc.Δ*	44,100	1,197,315
Sirona Dental Systems, Inc.*	21,000	1,053,360
SXC Health Solutions Corporation*	16,750	917,900
Techne CorporationΔ	13,400	959,440
Thoratec Corporation*	39,400	1,021,642
United Therapeutics CorporationΔ*	16,000	1,072,320
Universal American CorporationΔ	33,700	772,067
Volcano CorporationΔ*	48,850	1,250,560
WebMD Health CorporationΔ*	15,000	801,300
WellCare Health Plans, Inc.*	21,500	901,925

		45,074,426

Materials & Processing — 8.5%
Albany International Corporation Class A	39,400	981,060
Allied Nevada Gold CorporationΔ*	16,822	596,845
Beacon Roofing Supply, Inc.Δ*	45,500	931,385
Belden, Inc.	21,900	822,345
Boise, Inc.Δ	103,000	943,480
Buckeye Technologies, Inc.	77,000	2,096,710
Cabot Corporation	37,500	1,735,875
Carpenter Technology CorporationΔ	17,800	760,238
Century Aluminum Co.Δ*	50,900	950,812
Chicago Bridge & Iron Co. NV*	62,100	2,524,986
CLARCOR, Inc.Δ	13,300	597,569
Commercial Metals Co.	16,700	288,409
Domtar Corporation	9,500	871,910
DXP Enterprises, Inc.*	4,700	108,476
Ferro CorporationΔ*	125,700	2,085,363
Forest City Enterprises, Inc. Class AΔ*	38,100	717,423
Georgia Gulf CorporationΔ*	34,100	1,261,700
Graham Packaging Co., Inc.Δ*	58,500	1,019,655
Huntsman Corporation	41,400	719,532
Innophos Holdings, Inc.	20,400	940,644
Interline Brands, Inc.Δ*	61,500	1,254,600
KapStone Paper and Packaging CorporationΔ*	43,100	740,027
Kraton Performance Polymers, Inc.*	54,000	2,065,500
Kronos Worldwide, Inc.	34,000	1,987,300
Layne Christensen Co.Δ*	21,300	734,850
LSB Industries, Inc.Δ*	18,500	733,340
NewMarket CorporationΔ	7,400	1,170,828
Noranda Aluminium Holding Corporation*	51,800	831,390
PolyOne Corporation*	55,300	785,813
RBC Bearings, Inc.Δ*	16,900	646,087
Reliance Steel & Aluminum Co.	31,500	1,820,070
Rock-Tenn Co. Class AΔ	19,000	1,317,650
Schnitzer Steel Industries, Inc. Class AΔ	33,000	2,145,330
Stillwater Mining Co.Δ*	34,800	797,964
Temple-Inland, Inc.	64,200	1,502,280
Timken Co.	18,000	941,400
Under Armour, Inc. Class AΔ*	15,150	1,030,957
Watsco, Inc.Δ	9,800	683,158
Westlake Chemical CorporationΔ	28,550	1,604,510
Worthington Industries, Inc.Δ	26,900	562,748

		44,310,219

Producer Durables — 12.6%
A.O. Smith CorporationΔ	17,547	778,034
Advisory Board Co. (The)Δ*	21,400	1,102,100
Alaska Air Group, Inc.Δ*	11,900	754,698
Allegiant Travel Co.Δ	21,100	924,391
Applied Industrial Technologies, Inc.Δ	33,500	1,114,210
Astec Industries, Inc.*	19,700	734,613
Atlas Air Worldwide Holdings, Inc.*	6,000	418,320
B/E Aerospace*	16,600	589,798
Chart Industries, Inc.*	6,600	363,264
Clean Harbors, Inc.Δ*	14,200	1,400,972
Cognex CorporationΔ	14,900	420,925
Columbus McKinnon CorporationΔ*	44,400	819,624
CoStar Group, Inc.Δ*	22,500	1,410,300
Darling International, Inc.*	53,600	823,832
Douglas Dynamics, Inc.Δ	32,000	456,320
EMCOR Group, Inc.*	68,700	2,127,639
EnPro Industries, Inc.Δ*	20,600	748,192
FARO Technologies, Inc.*	45,900	1,836,000
Generac Holdings, Inc.Δ*	45,100	915,079
General Cable CorporationΔ*	34,800	1,506,840
Genesee & Wyoming, Inc. Class AΔ*	52,450	3,052,590
Gulfmark Offshore, Inc. CLass AΔ*	21,500	956,965
Healthcare Services Group, Inc.Δ	55,550	976,569
HEICO Corporation Class AΔ	28,441	1,575,106
Herman Miller, Inc.	53,100	1,459,719
HUB Group, Inc.*	22,850	826,941
IDEX Corporation	28,911	1,261,965

See Notes to Schedule of Investments.	89

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Innospec, Inc.*	31,300	$999,722
Kaman CorporationΔ	16,800	591,360
KBR, Inc.	56,000	2,115,120
Kennametal, Inc.	30,900	1,205,100
Kforce, Inc.Δ*	120,883	2,212,159
Lincoln Electric Holdings, Inc.	10,600	804,752
MAXIMUS, Inc.Δ	12,000	974,040
McGrath RentCorpΔ	31,900	869,913
Middleby CorporationΔ*	16,800	1,566,096
Moog, Inc. Class A*	24,100	1,106,431
NACCO Industries, Inc. Class A	6,800	752,556
National Instruments Corporation	17,550	575,114
Navistar International Corporation*	11,300	783,429
Old Dominion Freight Line, Inc.*	38,550	1,352,720
On Assignment, Inc.*	103,400	978,164
Orbital Sciences CorporationΔ*	63,000	1,191,960
Oshkosh Corporation*	34,200	1,209,996
Polypore International, Inc.*	10,700	616,106
Regal-Beloit Corporation	15,200	1,122,216
Resources Connection, Inc.	53,300	1,033,487
Robbins & Myers, Inc.	18,800	864,612
Robert Half International, Inc.Δ	55,700	1,704,420
Ryder System, Inc.	27,800	1,406,680
Standard Parking CorporationΔ*	38,000	674,880
Steelcase, Inc. Class AΔ	186,900	2,126,922
SYKES Enterprises, Inc.*	58,600	1,158,522
Thomas & Betts Corporation*	27,300	1,623,531
Toro Co.	19,300	1,278,046
TransDigm Group, Inc.*	28,019	2,348,833
UniFirst Corporation	11,300	599,013

		65,200,906

Technology — 13.9%
Acme Packet, Inc.*	8,691	616,713
Acxiom CorporationΔ*	46,200	662,970
Ancestry.com, Inc.*	11,300	400,585
Arrow Electronics, Inc.*	48,300	2,022,804
Aruba Networks, Inc.Δ*	36,850	1,247,004
Blackboard, Inc.Δ*	75,000	2,718,000
Bottomline Technologies, Inc.*	73,800	1,855,332
BroadSoft, Inc.Δ*	18,400	877,496
Cadence Design Systems, Inc.Δ*	100,500	979,875
Cardtronics, Inc.Δ*	119,500	2,431,825
Cavium Networks, Inc.Δ*	28,700	1,289,491
Ciena CorporationΔ*	36,500	947,540
CommVault Systems, Inc.*	46,300	1,846,444
Compuware Corporation*	64,600	746,130
CSG Systems International, Inc.*	36,800	733,792
Cymer, Inc.Δ*	20,900	1,182,522
DealerTrack Holdings, Inc.*	39,200	900,032
DigitalGlobe, Inc.*	25,200	706,356
Ebix, Inc.Δ*	55,700	1,317,305
Fairchild Semiconductor International, Inc.*	35,400	644,280
Hittite Microwave Corporation*	10,500	669,585
Informatica Corporation*	18,000	940,140
Ingram Micro, Inc. Class A*	75,600	1,589,868
Inphi CorporationΔ*	26,900	565,169
Insight Enterprises, Inc.Δ*	46,400	790,192
ION Geophysical CorporationΔ*	57,700	732,213
iSoftstone Holdings, Ltd. ADRΔ*	13,925	257,752
LogMeIn, Inc.Δ*	8,650	364,684
LSI Corporation*	270,600	1,840,080
Monotype Imaging Holdings, Inc.Δ*	71,200	1,032,400
Netlogic Microsystems, Inc.Δ*	43,800	1,840,476
NIC, Inc.Δ	117,800	1,467,788
Omnivision Technologies, Inc.*	29,550	1,049,912
OpenTable, Inc.Δ*	3,500	372,225
OSI Systems, Inc.*	9,361	351,318
PMC-Sierra, Inc.Δ*	99,000	742,500
Power Intergrations, Inc.Δ	30,300	1,161,399
Progress Software Corporation*	48,000	1,396,320
RealD, Inc.Δ*	56,900	1,556,784
RightNow Technologies, Inc.Δ*	18,800	588,440
Riverbed Technology, Inc.*	23,450	882,893
SBA Communications Corporation Class AΔ*	16,000	634,880
Scansource, Inc.*	44,300	1,682,957
Semtech Corporation*	75,867	1,898,192
Shutterfly, Inc.Δ*	12,350	646,646
Silicon Laboratories, Inc.Δ*	14,600	630,866
Solera Holdings, Inc.Δ	50,500	2,580,550
SRA International, Inc. Class AΔ*	24,400	691,984
SS&C Technologies Holdings, Inc.*	97,500	1,990,950
STEC, Inc.Δ*	28,500	572,565
Stoneridge, Inc.*	34,600	505,852
Stratasys, Inc.Δ*	12,792	601,224
SuccessFactors, Inc.Δ*	39,600	1,547,964
Synchronoss Technologies, Inc.*	26,113	907,427
Tech Data Corporation*	30,600	1,556,316
TIBCO Software, Inc.Δ*	41,400	1,128,150
Ultimate Software Group, Inc.Δ*	36,700	2,156,125
Ultratech, Inc.*	15,698	461,521
Unisys Corporation*	17,800	555,716
Universal Display CorporationΔ*	19,925	1,096,672
Varian Semiconductor Equipment Associates, Inc.*	41,925	2,040,490
VeriFone Holdings, Inc.Δ*	32,574	1,789,941
Viasat, Inc.Δ*	18,000	717,120
Vishay Intertechnology, Inc.Δ*	62,200	1,103,428

		71,816,170

Utilities — 4.1%
Alliant Energy Corporation	50,300	1,958,179
American Water Works Co., Inc.	61,200	1,716,660
Constellation Energy Group, Inc.	25,300	787,589
El Paso Electric Co.*	44,400	1,349,760
Energen Corporation	28,900	1,824,168
General Communication, Inc. Class AΔ*	69,400	759,236
GenOn Energy, Inc.*	111,415	424,491
Great Plains Energy, Inc.Δ	71,700	1,435,434
j2 Global Communications, Inc.Δ*	38,000	1,121,380
Laclede Group, Inc. (The)Δ	6,300	240,030

90	See Notes to Schedule of Investments.

	Shares	Value
MetroPCS Communications, Inc.*	57,700	$937,048
NorthWestern Corporation	18,500	560,550
NRG Energy, Inc.Δ*	40,900	880,986
NTELOS Holdings Corporation	46,300	852,383
NV Energy, Inc.	117,000	1,742,130
OGE Energy Corporation	20,500	1,036,480
PNM Resources, Inc.Δ	96,300	1,436,796
Portland General Electric Co.	51,600	1,226,532
Telephone & Data Systems, Inc.Δ	32,000	1,078,400

		21,368,232

Total Common Stocks (Cost $334,781,299)		442,666,334

FOREIGN COMMON STOCKS — 0.9%
Bermuda — 0.1%
Montpelier Re Holdings, Ltd.	35,200	621,984

British Virgin Islands — 0.2%
UTi Worldwide, Inc.	55,400	1,121,296

China — 0.3%
BCD Semiconductor Manufacturing, Ltd. ADRΔ*	19,700	170,799
hiSoft Technology International, Ltd. ADRΔ*	19,700	368,981
Lihua International, Inc.*	32,800	287,984
Zhongpin, Inc.Δ*	33,300	505,494

		1,333,258

Greece — 0.1%
Diana Shipping, Inc.Δ*	46,500	550,560

Ireland — 0.0%
Velti PLCΔ*	19,650	247,393

Netherlands — 0.2%
AerCap Holdings NV*	82,145	1,032,563

Total Foreign Common Stocks (Cost $5,155,288)		4,907,054

PREFERRED STOCKS — 0.0%
Federal Home Loan Mortgage Corporation	5,125	8,713
Federal National Mortgage Association	3,750	6,605

Total Preferred Stocks (Cost $227,515)		15,318

RIGHTS/WARRANTS — 0.1%
Asen Warrants A+	25,000	86,250
Asen Warrants B+	25,000	64,750
Asen Warrants C+	25,000	136,500

Total Rights/Warrants (Cost $0)		287,500

MONEY MARKET FUNDS — 37.6%
GuideStone Money Market Fund (GS4 Class)¥	25,029,077	25,029,077
Northern Institutional Liquid Assets Portfolio§	169,782,630	169,782,630

Total Money Market Funds (Cost $194,811,707)		194,811,707

	Par
AGENCY OBLIGATIONS — 1.9%
Farmer Mac Guaranteed Trust
5.13%, 04/19/17 144A	$250,000	271,945
Federal Farm Credit Bank
0.16%, 09/12/11Ω	1,000,000	999,317
Federal Home Loan Bank
0.03%, 04/29/11Ω	1,000,000	999,940
0.19%, 12/01/11Ω	240,000	239,708
0.23%, 02/10/12Ω	330,000	329,366
0.46%, 03/14/12	170,000	170,063
3.63%, 10/18/13	30,000	31,799
Federal Home Loan Mortgage Corporation
0.11%, 07/06/11Ω	480,000	479,872
Federal National Mortgage Association
0.05%, 04/06/11Ω	500,000	499,992
0.01%, 04/26/11Ω	1,500,000	1,499,917
0.05%, 05/09/11Ω‡‡	2,860,000	2,859,698
5.25%, 08/01/12	110,000	116,388
0.38%, 12/28/12Δ	150,000	148,787
5.00%, 02/13/17	230,000	257,488
4.59%, 10/09/19Ω	90,000	61,271
6.25%, 05/15/29	110,000	132,657
7.13%, 01/15/30	100,000	132,388
Tennessee Valley Authority
3.88%, 02/15/21Δ	110,000	110,588
5.25%, 09/15/39	50,000	52,637
4.63%, 09/15/60Δ	80,000	74,465
World Bank
0.02%, 04/19/11Ω	480,000	479,978

Total Agency Obligations (Cost $9,900,716)		9,948,264

ASSET-BACKED SECURITIES — 0.4%
Ameriquest Mortgage Securities, Inc.
0.60%, 04/25/34†	45,306	39,300
Asset Backed Securities Corporation Home Equity
1.23%, 12/15/33†	28,312	25,881
Bear Stearns Asset-Backed Securities Trust
0.70%, 10/27/32†	13,952	12,733
0.70%, 12/25/33†	194,112	176,118
Education Funding Capital Trust I
2.43%, 12/15/42†	100,000	94,772
EMC Mortgage Loan Trust
0.90%, 02/25/41 144A†	59,769	50,766
Greenpoint Manufactured Housing
3.25%, 03/18/29†	75,000	61,541
3.75%, 06/19/29†	50,000	40,999
3.75%, 02/20/30†	50,000	41,027
3.75%, 11/17/31†	75,000	63,644
2.26%, 11/22/31†	50,000	42,423
GSAA Trust
0.52%, 07/25/37†	200,000	134,221
Hertz Vehicle Financing LLC
5.29%, 03/25/16 144A	90,000	98,270
Illinois Student Assistance Commission
1.20%, 07/25/45†	200,000	189,896

See Notes to Schedule of Investments.	91

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
KeyCorporation Student Loan Trust
0.56%, 10/25/32†	$63,069	$59,417
Lehman XS Trust
0.55%, 11/25/35†	213,689	165,220
0.55%, 12/25/35†	108,816	42,409
0.51%, 02/25/46†	233,512	140,459
MASTR Specialized Loan Trust
0.60%, 05/25/37 144A†	214,472	121,166
Nelnet Student Loan Trust
1.78%, 04/25/24†	80,000	82,112
Northstar Education Finance, Inc.
1.49%, 01/29/46†	100,000	82,172
Option One Mortgage Loan Trust
1.05%, 11/25/32†	20,807	17,084
Renaissance Home Equity Loan Trust
1.11%, 06/25/33†	23,421	20,677
Securitized Asset-Backed Receivables LLC Trust
0.48%, 02/25/37†	223,583	92,271
SLM Student Loan Trust
0.74%, 09/16/24†	100,000	92,379
1.06%, 03/15/33 144A†	97,894	95,286

Total Asset-Backed Securities (Cost $2,524,903)		2,082,243

CORPORATE BONDS — 1.9%
AES Corporation
7.75%, 10/15/15	30,000	32,550
8.00%, 06/01/20	190,000	206,150
Ally Financial, Inc.
1.75%, 10/30/12	100,000	101,713
American Express Co.
8.13%, 05/20/19Δ	60,000	74,977
6.80%, 09/01/66†	140,000	143,850
American International Group, Inc.
5.85%, 01/16/18	180,000	188,018
Apache Corporation
5.63%, 01/15/17	110,000	123,868
AT&T, Inc.
5.50%, 02/01/18	90,000	98,384
6.30%, 01/15/38	90,000	91,005
BAC Capital Trust XIV
5.63%, 09/20/49†	10,000	7,775
Baker Hughes, Inc.
7.50%, 11/15/18	60,000	75,011
Bank of America Corporation
5.42%, 03/15/17	60,000	61,330
5.75%, 12/01/17	190,000	200,463
8.00%, 12/29/49†Δ	60,000	64,607
Boeing Capital Corporation
4.70%, 10/27/19Δ	40,000	42,306
Boeing Co.
4.88%, 02/15/20	60,000	64,229
Calpine Corporation
7.88%, 01/15/23 144AΔ	80,000	83,100
Caterpillar Financial Services Corporation
6.20%, 09/30/13	110,000	122,722
CCO Holdings LLC
7.00%, 01/15/19 144A	70,000	71,925
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	60,000	77,202
Citigroup, Inc.
6.50%, 08/19/13	60,000	65,638
6.00%, 12/13/13Δ	110,000	119,681
6.38%, 08/12/14	30,000	33,188
5.00%, 09/15/14	160,000	167,204
5.50%, 10/15/14Δ	60,000	64,768
6.88%, 03/05/38	90,000	99,223
Comcast Corporation
6.50%, 01/15/17	120,000	136,818
5.15%, 03/01/20Δ	100,000	104,282
5.65%, 06/15/35	10,000	9,430
Community Health Systems, Inc.
8.88%, 07/15/15	30,000	31,725
ConocoPhillips Holding Co.
6.95%, 04/15/29	100,000	119,722
Consol Energy, Inc.
6.38%, 03/01/21 144A	50,000	50,312
Countrywide Financial Corporation
6.25%, 05/15/16	50,000	53,438
COX Communications, Inc.
5.45%, 12/15/14	30,000	33,138
CVS Caremark Corporation
6.60%, 03/15/19	60,000	68,933
CVS Pass-Through Trust
9.35%, 01/10/23 144A	100,000	103,772
6.94%, 01/10/30Δ	83,876	91,407
Dominion Resources, Inc.
5.70%, 09/17/12	120,000	127,595
Duke Energy Carolinas LLC
5.63%, 11/30/12	130,000	139,317
Energy Future Intermediate Holding Co., LLC
10.00%, 12/01/20	270,000	287,462
Energy Transfer Partners LP
9.00%, 04/15/19	70,000	88,565
Enterprise Products Operating LLC
6.30%, 09/15/17	170,000	191,924
FirstEnergy Corporation
7.38%, 11/15/31	130,000	141,202
Ford Motor Credit Co., LLC
12.00%, 05/15/15	140,000	176,360
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17	145,000	160,052
General Electric Capital Corporation
6.00%, 08/07/19	260,000	284,329
4.63%, 01/07/21Δ	100,000	98,674
6.38%, 11/15/67†Δ	130,000	134,062
Giant Funding Corporation
8.25%, 02/01/18 144AΔ	10,000	10,312
Goldman Sachs Capital II
5.79%, 06/01/43†	10,000	8,675
Goldman Sachs Group, Inc.
6.60%, 01/15/12	10,000	10,455
5.30%, 02/14/12	10,000	10,392
3.63%, 08/01/12	20,000	20,632
5.45%, 11/01/12	20,000	21,265

92	See Notes to Schedule of Investments.

	Par	Value
4.75%, 07/15/13	$10,000	$10,603
5.25%, 10/15/13	20,000	21,490
5.95%, 01/18/18	100,000	107,531
5.38%, 03/15/20	60,000	61,028
6.00%, 06/15/20	40,000	42,360
6.25%, 02/01/41	130,000	129,897
HCA, Inc.
9.63%, 11/15/16 PIK	52,593	56,800
Hess Corporation
8.13%, 02/15/19	90,000	113,153
7.30%, 08/15/31	80,000	94,062
HSBC Finance Corporation
6.68%, 01/15/21 144A	110,000	114,383
Humana, Inc.
7.20%, 06/15/18	60,000	68,294
International Lease Finance Corporation
6.50%, 09/01/14 144A	30,000	32,175
6.75%, 09/01/16 144A	150,000	161,250
JPMorgan Chase & Co.
6.13%, 06/27/17Δ	200,000	217,924
4.40%, 07/22/20	60,000	58,090
4.25%, 10/15/20	60,000	57,453
Kerr-McGee Corporation
6.95%, 07/01/24	120,000	133,028
7.88%, 09/15/31	20,000	22,875
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	70,000	77,996
Kraft Foods, Inc.
5.38%, 02/10/20	110,000	116,337
Kroger Co.
6.15%, 01/15/20Δ	50,000	56,485
Lehman Brothers Holdings Capital Trust VII
5.86%, 11/29/49#	10,000	3
Lehman Brothers Holdings E-Capital Trust I
3.59%, 08/19/65#	50,000	15
Lehman Brothers Holdings, Inc.
6.50%, 07/19/17#	160,000	128
6.75%, 12/28/17#	120,000	96
Medtronic, Inc.
4.45%, 03/15/20	40,000	41,054
Merrill Lynch & Co., Inc.
5.45%, 02/05/13	220,000	233,315
MetLife, Inc.
6.75%, 06/01/16	50,000	57,861
6.40%, 12/15/66	120,000	116,172
Morgan Stanley
5.63%, 01/09/12Δ	160,000	166,155
NRG Energy, Inc.
7.38%, 02/01/16	30,000	31,125
Pacific Gas & Electric Co.
5.63%, 11/30/17	30,000	33,365
Pemex Project Funding Master Trust
6.63%, 06/15/35	90,000	90,730
PepsiCo, Inc.
7.90%, 11/01/18	13,000	16,525
Pfizer, Inc.
6.20%, 03/15/19	100,000	115,420
Qwest Communications International, Inc.
7.50%, 02/15/14	50,000	50,938
Raytheon Co.
3.13%, 10/15/20	30,000	27,544
Reed Elsevier Capital, Inc.
8.63%, 01/15/19	80,000	101,529
Roche Holdings, Inc.
6.00%, 03/01/19 144A	90,000	102,175
Safeway, Inc.
3.95%, 08/15/20Δ	30,000	28,430
Sprint Capital Corporation
6.90%, 05/01/19Δ	100,000	103,750
State Street Corporation
4.96%, 03/15/18	100,000	103,197
Steel Dynamics, Inc.
7.38%, 11/01/12	25,000	26,750
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	60,000	67,878
Time Warner Cable, Inc.
6.75%, 07/01/18	110,000	125,144
4.13%, 02/15/21Δ	20,000	18,725
7.30%, 07/01/38	90,000	99,955
5.88%, 11/15/40Δ	80,000	75,426
Time Warner, Inc.
4.70%, 01/15/21Δ	30,000	29,930
United Parcel Service, Inc.
4.50%, 01/15/13Δ	50,000	53,144
UnitedHealth Group, Inc.
4.88%, 02/15/13	100,000	106,245
Verizon Communications, Inc.
4.60%, 04/01/21	70,000	69,839
6.00%, 04/01/41Δ	130,000	129,945
Verizon Global Funding Corporation
7.38%, 09/01/12	100,000	108,830
Wachovia Corporation
5.63%, 10/15/16	270,000	292,125
WellPoint, Inc.
5.88%, 06/15/17	110,000	123,546
Wells Fargo & Co.
3.68%, 06/15/16	50,000	50,355
Williams Cos., Inc.
7.88%, 09/01/21	38,000	47,378
7.50%, 01/15/31	23,000	26,982
7.75%, 06/15/31	38,000	45,254
8.75%, 03/15/32	8,000	10,382
Williams Partners LP
5.25%, 03/15/20Δ	20,000	20,901
Wyeth
5.95%, 04/01/37Δ	60,000	64,361

Total Corporate Bonds (Cost $9,662,379)		9,960,973

FOREIGN BONDS — 0.6%
Australia — 0.1%
BHP Billiton Finance (USA) Ltd.
6.50%, 04/01/19Δ	130,000	153,742
Commonwealth Bank of Australia
3.75%, 10/15/14 144A	60,000	62,340
5.00%, 10/15/19 144A	20,000	20,689
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/19	180,000	236,902

		473,673

See Notes to Schedule of Investments.	93

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Canada — 0.1%
Anadarko Finance Co.
7.50%, 05/01/31	$60,000	$66,418
Barrick Gold Corporation
6.95%, 04/01/19Δ	100,000	119,783
Devon Financing Corporation ULC
6.88%, 09/30/11	150,000	154,603
Potash Corporation of Saskatchewan, Inc.
4.88%, 03/30/20Δ	20,000	20,776

		361,580

Cayman Islands — 0.1%
Petrobras International Finance Co.
6.13%, 10/06/16	40,000	44,526
5.75%, 01/20/20	32,000	33,172
5.38%, 01/27/21	110,000	110,882
Resona Preferred Global Securities Cayman, Ltd.
7.19%, 12/29/49 144A†	60,000	59,857
Vale Overseas, Ltd.
6.88%, 11/21/36	60,000	64,042

		312,479

France — 0.0%
Compagnie Generale de Geophysique - Veritas
7.50%, 05/15/15	6,000	6,195
Credit Agricole SA
8.38%, 10/29/49 144A†Δ	120,000	129,000
Total Capital SA
4.45%, 06/24/20Δ	10,000	10,228

		145,423

Iceland — 0.0%
Glitnir Banki HF
6.69%, 06/15/16 144A#@	130,000	1
Kaupthing Bank HF
7.63%, 02/28/15 144A#@	310,000	88,350

		88,351

India — 0.0%
ICICI Bank, Ltd.
6.38%, 04/30/22 144A†	110,000	109,723

Japan — 0.1%
Japan Finance Cooperation
2.88%, 02/02/15Δ	200,000	204,579
Japan Finance Organization for Municipalities
4.00%, 01/13/21	100,000	98,966
Sumitomo Mitsui Banking Corporation
3.15%, 07/22/15 144A	100,000	99,655

		403,200

Jersey — 0.0%
United Business Media, Ltd.
5.75%, 11/03/20 144A	30,000	29,235

Luxembourg — 0.0%
FMC Finance III SA
6.88%, 07/15/17	40,000	42,450

Mexico — 0.0%
America Movil SAB de CV
5.63%, 11/15/17Δ	30,000	33,192
Mexico Government International Bond
6.75%, 09/27/34	40,000	45,320
6.05%, 01/11/40	10,000	10,350

		88,862

Netherlands — 0.1%
Deutsche Telekom International Finance BV
5.75%, 03/23/16	75,000	84,061
Shell International Finance BV
4.38%, 03/25/20Δ	90,000	93,078

		177,139

Russia — 0.0%
Russian Federation
7.50%, 03/31/30 STEP	11,635	13,591

Spain — 0.0%
Santander US Debt SA Unipersonal
3.72%, 01/20/15 144AΔ	100,000	96,789

Switzerland — 0.0%
UBS AG
4.88%, 08/04/20	80,000	80,813

United Kingdom — 0.1%
BP Capital Markets PLC
5.25%, 11/07/13	90,000	97,391
3.88%, 03/10/15	30,000	31,179
Lloyds TSB Bank PLC
6.38%, 01/21/21	140,000	146,159
Royal Bank of Scotland PLC
4.88%, 03/16/15Δ	100,000	104,030
3.95%, 09/21/15	50,000	50,089
WPP Finance UK
8.00%, 09/15/14	100,000	116,651

		545,499

Total Foreign Bonds (Cost $3,077,683)		2,968,807

MORTGAGE-BACKED SECURITIES — 4.3%
American Home Mortgage Investment Trust
0.95%, 04/25/44†	33,527	29,200
0.54%, 11/25/45†	200,021	133,811
Bear Stearns Adjustable Rate Mortgage Trust
2.81%, 02/25/35†	74,524	61,053
2.93%, 08/25/35†	203,966	157,594
Bear Stearns Mortgage Funding Trust
0.46%, 12/25/36†	211,557	53,735
Commercial Mortgage Lease-Backed Certificates
6.75%, 06/20/31 144A	227,809	247,676
Countrywide Alternative Loan Trust
0.49%, 07/25/35†	191,734	122,107
0.51%, 07/25/35†	252,079	171,786
Credit Suisse Mortgage Capital Certificates
5.44%, 02/15/39†	110,000	117,962

94	See Notes to Schedule of Investments.

	Par	Value
CS First Boston Mortgage Securities Corporation
6.00%, 10/25/35	$113,412	$71,234
Federal Home Loan Mortgage Corporation
5.86%, 05/01/37†	15,984	16,964
5.50%, 05/13/39 TBA	100,000	106,391
3.50%, 04/01/41 TBA	200,000	187,906
Federal Home Loan Mortgage Corporation REMIC
4.00%, 12/15/38	100,000	96,758
Federal National Mortgage Association
2.78%, 09/01/35†	81,138	85,389
5.50%, 05/13/36 TBA	1,600,000	1,706,000
5.00%, 04/01/38 TBA	1,400,000	1,464,532
5.50%, 04/01/38 TBA	1,800,000	1,924,875
6.00%, 04/01/39 TBA	800,000	870,000
6.50%, 04/01/39 TBA	300,000	336,234
5.00%, 05/01/39 TBA	1,300,000	1,355,657
4.50%, 04/01/40 TBA	800,000	814,125
6.00%, 05/01/40 TBA	900,000	976,500
3.50%, 04/01/41 TBA	200,000	188,312
4.00%, 04/01/41 TBA	300,000	295,031
FHLMC Multifamily Structured Pass Through Certificates
6.56%, 01/25/20 IOΩ†	218,470	14,559
13.67%, 04/25/20 IOΩ†	387,075	29,276
37.06%, 06/25/20 IOΩ†	428,118	43,265
10.61%, 08/25/20 IOΩ†	209,275	19,117
First Horizon Alternative Mortgage Securities
2.35%, 02/25/36†	155,093	109,057
0.62%, 02/25/37†	81,720	49,990
General Electric Capital Commercial Mortgage Corporation
5.17%, 03/10/44†	300,000	322,721
GMAC Commercial Mortgage Securities, Inc.
5.24%, 11/10/45†	100,000	106,078
Government National Mortgage Association
26.84%, 10/20/33 IOΩ†	937,957	89,639
27.00%, 03/20/35 IOΩ†	906,689	103,828
6.50%, 10/20/37	98,260	110,430
6.00%, 04/01/38 TBA	200,000	220,000
5.50%, 04/21/38 TBA	100,000	108,031
5.00%, 04/01/39 TBA	100,000	106,047
6.00%, 04/01/39 TBA	300,000	327,375
5.50%, 04/20/39 TBA	400,000	433,125
5.00%, 01/15/40	472,954	505,409
5.00%, 04/01/40 TBA	600,000	636,469
5.00%, 08/20/40	190,214	202,133
4.00%, 04/01/41 TBA	200,000	199,906
4.50%, 04/01/41 TBA	1,600,000	1,647,499
4.50%, 05/01/41 TBA	1,500,000	1,539,609
1.40%, 11/20/59†	296,299	302,835
1.26%, 05/20/60†	167,700	168,440
0.76%, 01/20/61†	239,348	239,351
0.71%, 02/20/61†	239,924	238,801
0.78%, 03/20/61†	100,000	100,000
Granite Mortgages PLC
0.80%, 07/20/43†	38,436	36,660
Greenpoint Mortgage Funding Trust
0.51%, 10/25/45†	54,944	35,919
GS Mortgage Securities Corporation II
6.71%, 08/15/18 144A	110,000	111,499
1.35%, 03/10/44Ω	800,000	41,506
GSMPS Mortgage Loan Trust
0.60%, 03/25/35 144A†	33,280	28,601
0.60%, 09/25/35 144A†	98,355	84,125
Harborview Mortgage Loan Trust
0.49%, 06/19/35†	248,882	168,348
Homestar Mortgage Acceptance Corporation
0.70%, 07/25/34†	110,627	99,256
Impac CMB Trust
1.05%, 03/25/33†	17,810	14,235
Indymac INDA Mortgage Loan Trust
5.86%, 11/25/37†	114,548	94,972
MASTR Adjustable Rate Mortgages Trust
2.90%, 11/21/34†	200,000	194,366
1.11%, 12/25/46†	278,511	101,852
Merrill Lynch Mortgage Investors, Inc.
5.02%, 05/25/34†	29,114	29,788
Morgan Stanley Capital I
5.69%, 04/15/49†	200,000	210,718
NCUA Guaranteed Notes
2.65%, 10/29/20	49,440	48,634
2.90%, 10/29/20	10,000	9,736
RBSSP Resecuritization Trust
3.34%, 12/26/35 144A†	38,750	38,910
Residential Accredit Loans, Inc.
3.17%, 12/26/34†	248,526	187,517
0.65%, 10/25/45†	149,003	89,734
Structured Adjustable Rate Mortgage Loan Trust
2.71%, 11/25/34†	72,010	56,165
Structured Asset Mortgage Investments, Inc.
0.43%, 09/25/47†	294,958	193,144
Structured Asset Securities Corporation
0.55%, 10/25/27†	24,653	22,290
Washington Mutual Mortgage Pass-Through Certificates
2.58%, 02/25/33†	32,407	31,195
2.62%, 10/25/33†	102,095	102,413
2.58%, 01/25/35†	111,209	110,225
5.42%, 11/25/36†	201,195	157,000
0.57%, 08/25/45†	131,923	112,311
Wells Fargo Mortgage Loan Trust
3.14%, 08/27/35 144A†	99,555	97,996
Wells Fargo Mortgage-Backed Securities Trust
0.65%, 05/25/33†	23,709	23,755
2.91%, 04/25/36†	101,684	89,670

Total Mortgage-Backed Securities (Cost $23,172,079)		22,186,362

See Notes to Schedule of Investments.	95

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
MUNICIPAL BONDS — 0.1%
Birmingham Commercial Development Authority, Civic Center Improvements Project, Series A General Obligation
5.50%, 04/01/41	$10,000	$9,827
Illinois, Taxable Pension General Obligation
5.67%, 03/01/18	50,000	49,955
5.88%, 03/01/19	50,000	49,988
Imperial Irrigation District, California Electric System, Series A Revenue Bond
5.13%, 11/01/38	10,000	9,166
Los Angeles Department of Airports, Los Angeles International Airport, Series A Revenue Bond
5.00%, 05/15/35	10,000	9,502
Los Angeles Department of Airports, Series A Revenue Bond
5.25%, 05/15/39	10,000	9,602
Los Angeles Department of Water & Power, Build America Revenue Bond
6.57%, 07/01/45	30,000	31,087
Metropolitan Atlanta Rapid Transit Authority, Sales Tax, Series A-3 Revenue Bond
5.00%, 07/01/39	10,000	9,763
Municipal Electric Authority of Georgia, Series B Revenue Bond
6.64%, 04/01/57	30,000	28,530
6.66%, 04/01/57	10,000	9,411
New York Liberty Development Corporation, Goldman Sachs Headquarters, Revenue Bond
5.25%, 10/01/35	50,000	47,811
New York State Dormitory Authority, State University Dormitory Facilities, Series A Revenue Bond
5.00%, 07/01/40	10,000	9,499
New York State Environmental Facilities Corporation, State Clean & Drinking Water, Series A Revenue Bond
5.13%, 06/15/38	10,000	9,934
North Carolina State Education Assistance Authority, Student Loan Backed Notes Revenue Bond Series 2010-1, Cl A1
1.20%, 07/25/41	97,486	94,625
North Texas Higher Education Authority, Series 1 Revenue Bond
1.20%, 07/01/30†	95,000	91,030
Port Authority of New York & New Jersey, One Hundred Sixty-Sixth Revenue Bond
5.00%, 01/15/41	40,000	38,499
San Francisco City & County Public Utilities Commission, San Francisco Water, Series B Revenue Bond
5.00%, 11/01/39	10,000	9,379
San Mateo County Community College District, Election 2005, Series B General Obligation
5.00%, 09/01/38	20,000	19,418
State of California General Obligation Bond
7.30%, 10/01/39	50,000	52,763
Triborough Bridge & Tunnel Authority, MTA Bridges and Tunnels, Series A Revenue Bond
5.00%, 11/15/37	10,000	9,769

Total Municipal Bonds (Cost $598,105)		599,558

U.S. TREASURY OBLIGATIONS — 2.5%
U.S. Treasury Bills
0.16%, 05/05/11‡‡	1,500,000	1,499,870
0.18%, 05/05/11‡‡	500,000	499,956

		1,999,826

U.S. Treasury Bonds
8.00%, 11/15/21	90,000	125,705
4.50%, 08/15/39Δ	10,000	9,999
4.38%, 11/15/39Δ	690,000	675,122

		810,826

U.S. Treasury Inflationary Index Bonds
2.38%, 01/15/27Δ	55,000	67,019
1.75%, 01/15/28	100,000	107,387
2.50%, 01/15/29Δ	100,000	116,490
3.88%, 04/15/29	10,000	17,965
2.13%, 02/15/40	270,000	291,929
2.13%, 02/15/41Δ	20,000	21,336

		622,126

U.S. Treasury Notes
1.38%, 02/15/13	250,000	252,998
1.25%, 02/15/14Δ	70,000	70,055
1.25%, 03/15/14Δ	60,000	59,991
2.00%, 01/31/16Δ	80,000	79,431
2.13%, 02/29/16Δ	310,000	309,080
2.75%, 02/28/18Δ	3,000,000	2,977,734
2.75%, 03/31/18	1,430,000	1,428,324
3.50%, 05/15/20	240,000	243,282
3.63%, 02/15/21Δ	2,690,000	2,728,669
4.75%, 02/15/41Δ	1,300,000	1,351,390

		9,500,954

Total U.S. Treasury Obligations (Cost $12,893,624)		12,933,732

TOTAL INVESTMENTS — 135.6% (Cost $596,805,298)		703,367,852

96	See Notes to Schedule of Investments.

	Number of Contracts	Value
WRITTEN OPTIONS — 0.0%
Call Options — 0.0%
April 2011 90-Day Eurodollar Futures, Strike Price $99.00, Expires 04/15/11 (JPM)	(7)	$(2,100)

Put Options — 0.0%
April 2011 90-Day Eurodollar Futures, Strike Price $99.00, Expires 04/15/11 (JPM)	(7)	(1,925)

Total Written Options (Premiums received $(3,980))		(4,025)

Liabilities in Excess of Other Assets — (35.6)%		(184,606,044)

NET ASSETS — 100.0%		$518,757,783

Please see abbreviation and footnote definitions beginning on page 112.

PORTFOLIO SUMMARY (based on net assets)
	%
Money Market Funds	37.6
Financial Services	16.9
Futures Contracts	14.2
Technology	13.9
Producer Durables	12.6
Consumer Discretionary	11.4
Healthcare	8.7
Materials & Processing	8.5
Energy	7.4
Mortgage-Backed Securities	4.3
Utilities	4.1
U.S. Treasury Obligations	2.5
Agency Obligations	1.9
Corporate Bonds	1.9
Consumer Staples	1.8
Foreign Common Stocks	0.9
Foreign Bonds	0.6
Asset-Backed Securities	0.4
Municipal Bonds	0.1
Rights/Warrants	0.1
Preferred Stocks	—	**
Written Options	—	**
Forward Foreign Currency Contracts	(0.2)

	149.6

**	Rounds to less than 0.005%.

See Notes to Schedule of Investments.	97

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$9,948,264	$—	$9,948,264	$—
Asset-Backed Securities	2,082,243	—	2,082,243	—
Common Stock	442,666,334	442,136,084	—	530,250
Corporate Bonds	9,960,973	—	9,960,973	—
Foreign Bonds	2,968,807	—	2,968,807	—
Foreign Common Stocks	4,907,054	4,907,054	—	—
Money Market Funds	194,811,707	194,811,707	—	—
Mortgage-Backed Securities	22,186,362	—	22,186,362	—
Municipal Bonds	599,558	—	599,558	—
Preferred Stocks	15,318	15,318
Rights/Warrants	287,500	—	—	287,500
U.S. Treasury Obligations	12,933,732	—	12,933,732	—

Total Assets — Investments in Securities	$703,367,852	$641,870,163	$60,679,939	$817,750

Other Financial Instruments***
Futures Contracts	$2,669,163	$2,669,163	$—	$—

Total Assets — Other Financial Instruments	$2,669,163	$2,669,163	$—	$—

Liabilities:
Investments in Securities:
Written Options	$(4,025)	$(4,025)	$—	$—

Total Liabilities — Investments in Securities	$(4,025)	$(4,025)	$—	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(27,521)	$—	$(27,521)	$—

Total Liabilities — Other Financial Instruments	$(27,521)	$—	$(27,521)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Schedule of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Common Stocks	Rights/ Warrants
Balance, 12/31/10	$560,550	$560,550	$—
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	(30,300)	(30,300)	—
Purchases	287,500	—	287,500
Sales	—	—	—
Transfers in and/or out of Level 3	—	—	—

Balance, 03/31/11	$817,750	$530,250	$287,500

98	See Notes to Schedule of Investments.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 96.5%
Argentina — 0.1%
Banco Macro SA ADRΔ	12,900	$516,387
YPF SA ADRΔ	4,700	209,338

		725,725

Australia — 5.1%
Adelaide Brighton, Ltd.	22,533	75,049
AGL Energy, Ltd.‡‡	11,311	167,421
Alumina, Ltd.	397,481	1,011,392
Amcor, Ltd.	677,326	4,946,185
AMP, Ltd.‡‡	88,775	498,607
Ansell, Ltd.‡‡	21,017	293,911
ASX, Ltd.‡‡	1,237	44,040
Australia & New Zealand Banking Group, Ltd.‡‡	74,173	1,826,725
Bendigo and Adelaide Bank, Ltd.	11,209	110,491
BGP Group REIT Entitlement Shares	63,198	—
BHP Billiton, Ltd.‡‡	251,760	12,124,606
BlueScope Steel, Ltd.	877,556	1,792,709
Boral, Ltd.	9,760	50,476
Brambles, Ltd.‡‡	18,003	131,840
Caltex Australia, Ltd.‡‡	13,647	220,206
Centamin Egypt, Ltd.*	59,308	129,108
CFS Retail Property Trust REIT‡‡	12,495	23,781
Challenger, Ltd.‡‡	136,876	697,979
Coca-Cola Amatil, Ltd.	66,377	806,035
Commonwealth Bank of Australia‡‡	4,517	244,821
Computershare, Ltd.‡‡	2,076	19,884
CSL, Ltd.	40,824	1,508,747
CSR, Ltd.	12,820	43,494
Dexus Property Group REIT‡‡	21,504	18,906
Downer EDI, Ltd.	8,645	33,890
DUET Group‡‡	116,008	200,988
DuluxGroup, Ltd.‡‡	5,036	14,116
Fairfax Media, Ltd.‡‡	95,727	127,730
Flight Centre, Ltd.‡‡	4,001	92,204
Fortescue Metals Group, Ltd.*	7,413	49,150
Goodman Fielder, Ltd.‡‡	125,971	160,267
Goodman Group REIT‡‡	39,279	27,830
GPT Group REIT‡‡	12,640	41,053
Harvey Norman Holdings, Ltd.	3,987	12,372
Iluka Resources, Ltd.*	151,477	2,083,849
Incitec Pivot, Ltd.	362,794	1,624,860
Leighton Holdings, Ltd.	3,329	101,545
Lend Lease Group‡‡	3,453	32,395
Macquarie Atlas Roads Group*‡‡	4,871	9,648
Mineral Resources, Ltd.	44,728	577,380
Mirvac Group REIT‡‡	18,008	23,190
Mount Gibson Iron, Ltd.*	1,050,394	2,162,087
Myer Holdings, Ltd.Δ	449,448	1,492,287
National Australia Bank, Ltd.‡‡	152,798	4,085,509
Newcrest Mining, Ltd.‡‡	47,169	1,942,790
Orica, Ltd.‡‡	3,935	107,330
Origin Energy, Ltd.‡‡	5,102	85,597
OZ Minerals, Ltd.‡‡	1,352,408	2,231,189
Pacific Brands, Ltd.*	109,330	95,557
Paladin Energy, Ltd.*‡‡	4,238	15,825
Primary Health Care, Ltd.	85	290
Qantas Airways, Ltd.*‡‡	52,838	119,144
QBE Insurance Group, Ltd.	289,877	5,298,077
QR National, Ltd.*	8,918	30,902
Ramsay Health Care, Ltd.‡‡	482	9,518
Rio Tinto, Ltd.Δ‡‡	21,725	1,904,441
Santos, Ltd.	9,369	150,693
Sonic Healthcare, Ltd.‡‡	467	5,787
SP AusNet	53,704	48,883
Stockland REIT‡‡	12,371	47,473
Suncorp Group, Ltd.‡‡	21,162	185,618
Telstra Corporation, Ltd.‡‡	2,983,027	8,701,101
Ten Network Holdings, Ltd.	137,697	185,867
Toll Holdings, Ltd.	285,145	1,748,994
Transurban Group‡‡	8,164	45,347
UGL, Ltd.‡‡	3,325	53,961
Wesfarmers, Ltd.‡‡	141,228	4,642,401
Wesfarmers, Ltd. Price Protected Shares‡‡	974	32,430
Westfield Group REIT‡‡	11,411	110,240
Westfield Retail Trust REIT*‡‡	28,257	76,577
Westpac Banking Corporation‡‡	14,107	355,013
Woodside Petroleum, Ltd.	538	26,043

		67,995,851

Austria — 0.2%
Erste Group Bank AG	34,642	1,748,007
Raiffeisen Bank International AGΔ	9,737	540,377
Vienna Insurance Group AG	14,275	815,286

		3,103,670

Belgium — 0.1%
Groupe Bruxelles Lambert SA‡‡	457	42,674
KBC Groep NV	7,565	284,484
Nyrstar	5,276	76,117
Solvay SA	648	76,764
Umicore	1,430	70,920

		550,959

Bermuda — 0.1%
Catlin Group, Ltd.‡‡	32,870	190,304
Hiscox, Ltd.‡‡	7,590	45,940
Seadrill, Ltd.Δ	35,239	1,274,409

		1,510,653

Brazil — 2.4%
Amil Participacoes SA	79,190	920,120
Banco do Brasil SA	33,055	596,251
Banco Santander Brasil SA ADR	461,552	5,658,628
BM&FBovespa SA	155,200	1,126,463
BR Malls Participacoes SA	17,010	175,346
Brasil Brokers Participacoes SA	83,300	428,579
Brookfield Incorporacoes SA	8,900	46,009
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADRΔ	14,060	589,536
Cia Paranaense de Energia ADRΔ	94,671	2,630,907
Cia Siderurgica Nacional SA	44,523	726,756
Cosan, Ltd.Δ	13,400	172,860
Diagnosticos da America SA	78,300	1,002,340
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	15,051	333,258
Estacio Participacoes SA	3,100	50,811
Fibria Celulose SA*	5,862	94,860
Gafisa SA	9,500	59,875
Gafisa SA ADRΔ	7,900	101,436

See Notes to Schedule of Investments.	99

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Hypermarcas SA*	10,440	$137,482
Itau Unibanco Holding SA ADR 144A	7,000	166,184
Localiza Rent A Car SA	27,480	437,956
Lojas Renner SA	49,368	1,606,845
LPS Brasil Consultoria de Imoveis SA	19,200	451,585
Magnesita Refratarios SA*	43,546	229,379
Marfrig Alimentos SA	50,640	439,822
OGX Petroleo e Gas Participacoes SA*	168,533	2,020,146
PDG Realty SA Empreendimentos e Participacoes	57,970	322,401
Petroleo Brasileiro SA ADR	117,912	4,565,851
QGEP Participacoes SA*	17,866	253,439
Tele Norte Leste Participacoes SA ADRΔ	9,800	171,794
Tim Participacoes SA ADRΔ	38,420	1,677,033
Totvs SA	52,365	1,000,697
Tractebel Energia SA	63,957	1,077,669
Usinas Siderurgicas de Minas Gerais SA	12,016	206,075
Usinas Siderurgicas de Minas Gerais SA ADRΔ	67,600	841,620
Vale SA ADRΔ	49,700	1,467,144

		31,787,157

Canada — 2.3%
Barrick Gold Corporation	53,550	2,779,781
Canadian National Railway Co.Δ	16,000	1,204,320
Enbridge, Inc.Δ	42,100	2,580,281
Falcon Oil & Gas, Ltd.*	268,057	41,473
First Quantum Minerals, Ltd.Δ	36,766	4,756,258
Gran Tierra Energy, Inc.*	96,560	778,854
Magna International, Inc. Class AΔ	18,200	871,962
Nexen, Inc.Δ	100,342	2,501,564
Potash Corporation of Saskatchewan, Inc.Δ	38,390	2,262,323
Suncor Energy, Inc.Δ	114,068	5,115,706
Teck Resources, Ltd. Class B	69,378	3,677,499
Trican Well Service, Ltd.	37,200	839,926
Valeant Pharmaceuticals International, Inc.Δ	26,640	1,326,938
Viterra, Inc.	132,100	1,602,368

		30,339,253

Chile — 0.1%
Banco Santander Chile ADRΔ	2,726	236,480
Cencosud SA	18,200	130,504
Embotelladora Andina SA ADR Class AΔ	9,343	221,429
Embotelladora Andina SA ADR Class BΔ	12,246	358,318
Empresas La Polar SA	25,400	135,495
Enersis SA ADRΔ	24,500	510,090

		1,592,316

China — 2.8%
Anhui Conch Cement Co., Ltd. Class H	528,064	3,302,712
Baidu, Inc. ADR*	14,300	1,970,683
Bank of China, Ltd. Class H	4,792,700	2,667,900
BBMG Corporation	67,500	110,207
Besunyen Holdings Co.*	345,000	115,317
China Communications Construction Co., Ltd. Class HΔ	182,000	173,611
China Construction Bank Corporation Class H	3,042,776	2,851,667
China Life Insurance Co., Ltd. Class H	244,000	915,955
China Longyuan Power Group Corporation Class HΔ	194,000	208,501
China Merchants Bank Co., Ltd. Class H	836,004	2,316,098
China National Building Material Co., Ltd.	172,000	631,300
China Rongsheng Heavy Industry Group Co., Ltd.Δ*	618,500	542,282
China Shenhua Energy Co., Ltd. Class H	355,156	1,673,380
China Yurun Food Group, Ltd.	217,000	728,118
Chongqing Rural Commercial Bank*	1,126,000	773,003
CNinsure, Inc. ADRΔ	17,400	225,504
Dongfang Electric Corporation, Ltd.	221,800	752,778
ENN Energy Holdings, Ltd.	290,433	903,572
Focus Media Holding, Ltd. ADR*	29,700	910,899
Foxconn International Holdings, Ltd.*‡‡	16,000	9,606
Industrial & Commercial Bank of China Class H	3,927,399	3,261,662
Li Ning Co, Ltd.Δ	638,842	1,075,886
Longfor Properties Co., Ltd.Δ	451,958	762,313
Netease.com ADRΔ*	46,800	2,317,068
Parkson Retail Group, Ltd.Δ	792,427	1,090,045
SITC International Holdings Co., Ltd.*	269,000	165,995
Springland International Holdings, Ltd.*	120,000	90,557
Tencent Holdings, Ltd.Δ	16,400	399,534
Trina Solar, Ltd. GDRΔ*	35,400	1,066,248
Want Want China Holdings, Ltd.	1,062,283	834,416
Yangzijiang Shipbuilding Holdings, Ltd.Δ‡‡	2,453,000	3,522,356
Zhongsheng Group Holdings, Ltd.*	272,500	509,369
ZTE Corporation Class HΔ	120,200	559,389

		37,437,931

Colombia — 0.1%
BanColombia SA	64,300	999,802
BanColombia SA ADRΔ	7,394	463,308

		1,463,110

Czech Republic — 0.0%
Komercni Banka AS	800	201,882

Denmark — 1.0%
A P Moller - Maersk A/S Class BΔ‡‡	120	1,128,792
Coloplast A/S Class B‡‡	3,845	556,886
Danske Bank A/S*‡‡	10,697	236,866
FLSmidth & Co. A/S‡‡	131	11,160
Novo-Nordisk A/S Class BΔ‡‡	85,703	10,767,445
Sydbank A/S	2,037	51,417

		12,752,566

100	See Notes to Schedule of Investments.

	Shares	Value
Egypt — 0.2%
Commercial International
Bank of Egypt SAE	122,173	$669,343
ElSwedy Electric Co.	62,055	405,266
Orascom Construction Industries	50,794	2,097,218

		3,171,827

Estonia — 0.1%
Tallink Group PLC*	546,960	624,769

Finland — 0.7%
Cargotec OYJ Class B	2,963	144,451
Kesko OYJ‡‡	5,568	260,401
Kone OYJ‡‡	30,251	1,740,584
Metso OYJ	1,340	72,049
Nokia OYJ‡‡	27,337	233,807
Sampo OYJΔ	65,740	2,097,173
Stora Enso OYJ Class RΔ‡‡	239,281	2,850,198
UPM-Kymmene OYJ‡‡	25,494	539,058
Wartsila OYJ‡‡	9,252	361,232
YIT OYJΔ	20,622	611,395

		8,910,348

France — 8.7%
Accor SA	3,525	158,386
Air Liquide SA	15,635	2,077,517
Alcatel-Lucent*	461,550	2,649,782
Arkema SA	5,841	530,526
Atos Origin SA‡‡	4,277	250,788
AXA SA	199,737	4,173,808
BNP Paribas‡‡	120,279	8,797,369
Bouygues SA‡‡	9,949	477,767
Cap Gemini SA‡‡	1,990	115,586
Carrefour SAΔ	155,335	6,877,165
Casino Guichard Perrachon SAΔ	24,754	2,343,074
Christian Dior SA‡‡	27,725	3,902,843
Cie de St-GobainΔ‡‡	125,166	7,663,894
Cie Generale d’Optique Essilor International SA	20,958	1,556,361
CNP Assurances‡‡	5,858	124,363
Danone	49,986	3,265,362
Dassault Systemes SA	30,857	2,371,496
France Telecom SA	344,323	7,714,842
Imerys SA‡‡	52	3,812
Klepierre REIT‡‡	623	25,286
Lafarge SA	37,161	2,318,020
Lagardere SCA‡‡	3,356	143,277
Legrand SA‡‡	62,523	2,601,064
L’Oreal SA	5,543	645,722
Natixis	8,238	46,594
PPR‡‡	1,216	186,376
Publicis Groupe SAΔ	44,495	2,495,521
Safran SA‡‡	3,651	129,044
Sanofi-Aventis SA‡‡	162,526	11,395,615
Schneider Electric SA‡‡	40,832	6,978,741
SEB SA	842	82,957
Societe BIC SA‡‡	6,764	601,227
Societe Generale	141,949	9,223,607
Societe Television Francaise 1	6,408	117,649
Thales SA‡‡	6,660	265,647
Total SA‡‡	240,137	14,618,470
Unibail-Rodamco SE REIT‡‡	611	132,354
Valeo SAΔ	24,274	1,415,771
Vinci SA	81,294	5,080,155
Vivendi SA‡‡	17,050	486,887
Wendel	12,900	1,401,665
Zodiac Aerospace‡‡	3,285	238,873

		115,685,263

Germany — 6.2%
Aareal Bank AG*	16,399	525,934
Adidas AG‡‡	6,331	398,861
Aixtron SE NAΔ	18,535	811,540
Allianz SE‡‡	28,916	4,058,206
Aurubis AG	4,233	225,952
BASF SE‡‡	88,153	7,624,469
Bayer AG‡‡	32,195	2,493,034
Bayerische Motoren Werke AG	33,328	2,774,893
Beiersdorf AGΔ	16,321	996,094
Daimler AG‡‡	4,978	351,681
Deutsche Bank AG‡‡	55,916	3,287,428
Deutsche Boerse AGΔ‡‡	24,590	1,866,152
Deutsche Lufthansa AG‡‡	82,417	1,746,756
Deutsche Post AG‡‡	19,517	351,827
Deutsche Telekom AG	537,223	8,275,862
Dialog Semiconductor PLCΔ*	20,450	424,436
E.ON AG‡‡	10,502	320,736
Fresenius Medical Care AG & Co. KGaA	23,592	1,584,457
GEA Group AG	93,520	3,080,135
Hannover Rueckversicherung AG‡‡	92,221	5,035,025
Infineon Technologies AG‡‡	156,035	1,599,888
K+S AG	2,121	160,122
Linde AG	20,192	3,189,250
MAN SE‡‡	4,102	511,573
Metro AG	31,510	2,153,078
Muenchener Rueckversicherungs AG	22,914	3,604,566
RWE AG	88,695	5,649,495
Salzgitter AG‡‡	225	17,761
SAP AG	110,626	6,772,828
Siemens AG‡‡	46,465	6,368,343
SMA Solar Technology AGΔ	10,642	1,333,832
Software AG	1,122	185,882
Suedzucker AG‡‡	19,465	542,886
Symrise AG	61,487	1,802,905
ThyssenKrupp AG	20,211	825,775
Volkswagen AG	6,800	1,043,678
Wacker Chemie AG	2,582	580,714

		82,576,054

Greece — 0.3%
Coca Cola Hellenic Bottling
Co. SA	50,578	1,358,313
Public Power Corporation SA	138,686	2,409,640

		3,767,953

Hong Kong — 2.4%
AIA Group, Ltd.*	404,000	1,243,908
ASM Pacific Technology, Ltd.‡‡	1,400	17,575
Belle International Holdings, Ltd.	110,000	201,657
Cathay Pacific Airways, Ltd.	186,000	445,718
Cheung Kong Holdings, Ltd.‡‡	8,000	130,410
Cheung Kong Infrastructure Holdings, Ltd.‡‡	2,000	9,449
China Everbright, Ltd.	84,000	188,333

See Notes to Schedule of Investments.	101

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
China Mengniu Dairy Co., Ltd.	94,000	$248,941
China Mobile, Ltd.	398,618	3,671,761
China Overseas Land & Investment, Ltd.	610,372	1,241,373
China Unicom Hong Kong, Ltd.	1,342,000	2,229,032
CLP Holdings, Ltd.	12,000	97,036
CNOOC, Ltd.	2,500,500	6,300,634
Dairy Farm International Holdings, Ltd.	148,500	1,235,520
Esprit Holdings, Ltd.‡‡	3,077	14,122
Fushan International Energy Group, Ltd.	476,000	342,686
Hang Lung Group, Ltd.‡‡	5,000	30,951
Hang Seng Bank, Ltd.	6,500	104,955
Hong Kong Exchanges and Clearing, Ltd.‡‡	48,100	1,045,041
Hopewell Holdings, Ltd.	29,500	88,555
Hutchison Whampoa, Ltd.	14,000	165,764
Hysan Development Co., Ltd.	233,000	958,533
Jardine Matheson Holdings, Ltd.‡‡	99,600	4,436,184
Kerry Properties, Ltd.	4,500	22,504
Li & Fung, Ltd.	368,000	1,885,287
Lifestyle International Holdings, Ltd.‡‡	4,000	9,575
Link (The) REIT‡‡	12,000	37,565
Mongolia Energy Corporation Ltd.*‡‡	15,000	3,028
New World Department Store China, Ltd.	439,337	307,254
New World Development, Ltd.‡‡	13,000	22,963
NWS Holdings, Ltd.‡‡	9,000	13,769
Orient Overseas International, Ltd.	64,000	671,796
PCCW, Ltd.‡‡	14,000	5,832
Power Assets Holdings, Ltd.	191,500	1,280,187
Shangri-La Asia, Ltd.	276,000	713,192
Sun Hung Kai Properties, Ltd.‡‡	31,000	490,991
Swire Pacific, Ltd. Class A‡‡	92,500	1,355,651
Television Broadcasts, Ltd.‡‡	10,000	58,751
Wharf Holdings, Ltd.‡‡	14,000	96,560
Wheelock & Co., Ltd.‡‡	24,000	90,094
Wing Hang Bank, Ltd.	7,500	88,320
Yue Yuen Industrial Holdings, Ltd.‡‡	16,000	50,909

		31,652,366

Hungary — 0.2%
MOL Hungarian Oil and Gas PLC*	21,930	2,803,381
MOL Hungarian Oil and Gas PLC ADR*	4,960	315,903

		3,119,284

India — 1.4%
Ambuja Cements, Ltd.	520,521	1,720,480
Andhra Bank	246,868	833,965
Asian Paints, Ltd.	21,527	1,219,260
Axis Bank, Ltd.	86,240	2,714,834
Bajaj Auto, Ltd.	29,853	979,536
Container Corporation of India, Ltd.@	23,263	626,007
Dabur India, Ltd.	320,170	689,950
Educomp Solutions, Ltd.	4,800	45,142
Engineers India, Ltd.	30,998	211,797
HDFC Bank, Ltd.	30,157	1,586,362
Housing Development Finance Corporation	30,305	476,508
Infosys Technologies, Ltd.	5,771	419,454
Infosys Technologies, Ltd. ADRΔ	10,120	725,604
Jindal Steel & Power, Ltd.	37,000	578,542
Larsen & Toubro, Ltd.	10,300	381,535
Lupin, Ltd.	119,046	1,112,244
Maruti Suzuki India, Ltd.	6,470	183,117
Opto Circuits India, Ltd.	92,158	569,336
Prestige Estates Projects, Ltd.*	67,159	189,000
Shriram Transport Finance Co., Ltd.	105,716	1,886,981
SKS Microfinance, Ltd.*	18,656	219,233
Tata Consultancy Services, Ltd.	14,200	376,979
Welspun Corporation Ltd.	75,572	351,551

		18,097,417

Indonesia — 0.8%
PT Astra International Tbk	35,000	229,113
PT Bank Danamon Indonesia Tbk	1,360,346	1,023,286
PT Bank Rakyat Indonesia Tbk	5,679,134	3,750,218
PT Indocement Tunggal Prakarsa Tbk	1,063,780	1,997,451
PT Panin Life Tbk*	15,716,952	305,043
PT Ramayana Lestari Sentosa Tbk	2,790,000	243,514
PT Semen Gresik Persero Tbk	690,572	721,700
PT Telekomunikasi Indonesia Tbk	3,069,699	2,591,133

		10,861,458

Ireland — 0.6%
Experian PLC‡‡	323,063	4,000,972
Shire PLC	145,282	4,220,765
WPP PLC‡‡	2,382	29,366

		8,251,103

Israel — 0.5%
Check Point Software Technologies, Ltd.Δ*	46,730	2,385,566
Israel Chemicals, Ltd.	21,412	352,534
NICE Systems, Ltd. ADRΔ*	37,900	1,400,026
Teva Pharmaceutical Industries, Ltd. ADR	38,420	1,927,532

		6,065,658

Italy — 2.5%
ACEA SpAΔ	165,331	1,949,426
Banco Popolare SC‡‡	31,358	93,502
Enel SpA	22,364	140,975
ENI SpA‡‡	445,834	10,949,666
Exor SpA	40,610	1,249,459
Fiat Industrial SpA*	78,230	733,702
Fiat SpA‡‡	123,760	1,004,254
Intesa Sanpaolo SpA	2,227,236	6,590,614
Mediaset SpA‡‡	56,843	361,220
Parmalat SpAΔ	780,550	2,615,034
Pirelli & C SpA‡‡	34,100	299,623
Prysmian SpA	72,107	1,547,150
Saipem SpA	104,039	5,530,601
Telecom Italia SpA	179,220	275,579
Terna Rete Elettrica Nazionale SpA‡‡	6,035	28,891

102	See Notes to Schedule of Investments.

	Shares	Value
Tod’s SpA	1,285	$151,424

		33,521,120

Japan — 14.8%
77 Bank, Ltd. (The)	78,000	391,969
Aeon Co., Ltd.Δ	156,100	1,809,094
Aisin Seiki Co., Ltd.	109,100	3,787,939
Alfresa Holdings Corporation	100	3,841
Aozora Bank, Ltd.Δ	246,000	555,999
Asahi Glass Co., Ltd.‡‡	114,000	1,433,566
Asahi Kasei Corporation	198,000	1,335,393
Astellas Pharma, Inc.Δ	222,800	8,249,868
Bridgestone Corporation	2,200	46,100
Brother Industries, Ltd.	2,600	38,197
Canon, Inc.Δ‡‡	273,250	11,891,861
Central Japan Railway Co.Δ‡‡	282	2,234,167
Chubu Electric Power Co., Inc.‡‡	3,400	75,619
Chuo Mitsui Trust Holdings, Inc.	569,300	2,019,037
Citizen Holdings Co., Ltd.	1,900	10,941
Coca-Cola West Co., Ltd.	2,000	38,110
Cosmo Oil Co., Ltd.	10,000	31,137
Credit Saison Co., Ltd.‡‡	12,900	207,504
Daicel Chemical Industries, Ltd.‡‡	31,000	191,188
Daido Steel Co., Ltd.	30,000	170,594
Dai-ichi Life Insurance Co., Ltd. (The)	43	64,877
Daito Trust Construction Co., Ltd.Δ‡‡	28,900	1,990,827
Daiwa House Industry Co., Ltd.Δ‡‡	146,000	1,793,845
Denki Kagaku Kogyo KKΔ	162,000	798,509
Denso Corporation	3,300	109,498
DIC Corporation	264,000	612,551
Disco CorporationΔ	14,300	976,485
Dr Ci: Labo Co., Ltd.Δ	99	366,579
East Japan Railway Co.‡‡	1,000	55,602
Ebara Corporation	224,000	1,195,672
Elpida Memory, Inc.*	5,800	74,679
FANUC CorporationΔ	23,900	3,617,468
Fuji Electric Holdings Co., Ltd.	12,000	37,942
Fuji Heavy Industries, Ltd.‡‡	174,000	1,121,231
FUJIFILM Holdings CorporationΔ‡‡	26,400	817,581
Fujitsu, Ltd.‡‡	496,000	2,802,597
Fukuoka Financial Group, Inc.‡‡	22,000	91,512
Hino Motors, Ltd.	26,000	127,218
Hitachi High-Technologies Corporation	6,000	119,668
Hitachi, Ltd.Δ	470,000	2,446,622
Hokkaido Electric Power Co., Inc.Δ	47,200	915,287
Hokuhoku Financial Group, Inc.‡‡	79,000	153,859
Honda Motor Co., Ltd.Δ‡‡	79,800	2,998,016
Hoya CorporationΔ	37,300	851,111
Ibiden Co., Ltd.	32,800	1,035,893
IHI Corporation	60,000	146,429
Inpex Corporation	200	1,517,192
Isuzu Motors, Ltd.Δ‡‡	712,000	2,816,158
ITOCHU CorporationΔ‡‡	172,500	1,806,294
Itochu Techno-Solutions Corporation‡‡	5,000	161,878
Japan Petroleum Exploration Co.‡‡	1,800	90,022
Japan Real Estate Investment Corporation REIT	3	28,384
Japan Steel Works, Ltd. (The)	2,000	15,653
JFE Holdings, Inc.‡‡	3,000	87,786
JGC CorporationΔ	185,000	4,330,308
JTEKT Corporation‡‡	12,000	156,095
JX Holdings, Inc.‡‡	16,270	109,536
Kaken Pharmaceutical Co., Ltd.Δ	58,000	693,099
Kaneka Corporation‡‡	25,000	174,020
Kao CorporationΔ‡‡	296,000	7,383,987
KDDI CorporationΔ‡‡	1,440	8,915,605
Keisei Electric Railway Co., Ltd.	4,000	22,938
Kinden Corporation‡‡	31,000	282,123
Kobe Steel, Ltd.‡‡	132,000	342,775
Komatsu, Ltd.	147,200	4,999,279
Konica Minolta Holdings, Inc.‡‡	288,500	2,417,462
Kubota Corporation	6,000	56,552
Kuraray Co., Ltd.‡‡	130,100	1,676,692
Lawson, Inc.	20,900	1,007,562
Leopalace21 Corporation*‡‡	4,600	6,028
Makino Milling Machine Co., Ltd.Δ*	78,000	662,034
Makita Corporation‡‡	6,400	297,764
Marubeni CorporationΔ	555,000	3,996,694
Maruichi Steel Tube, Ltd.‡‡	13,900	343,406
Miraca Holdings, Inc.‡‡	9,000	344,614
Mitsubishi CorporationΔ	133,400	3,703,061
Mitsubishi Electric Corporation	196,000	2,313,922
Mitsubishi Estate Co., Ltd.‡‡	6,000	101,491
Mitsubishi Motors Corporation*	25,000	30,656
Mitsubishi UFJ Financial Group, Inc.Δ‡‡	225,500	1,041,019
Mitsubishi UFJ Lease & Finance Co., Ltd.‡‡	2,020	80,989
Mitsui & Co., Ltd.‡‡	17,200	308,310
Mitsui Engineering & Shipbuilding Co., Ltd.	58,000	138,759
Mitsui Fudosan Co., Ltd.‡‡	4,000	66,026
Mitsui OSK Lines, Ltd.	14,000	80,620
Mitsumi Electric Co., Ltd.‡‡	6,500	86,505
Mizuho Financial Group, Inc.‡‡	63,200	104,852
Mizuho Securities Co., Ltd.‡‡	3,000	7,971
Mizuho Trust & Banking Co., Ltd.	10,000	9,017
Murata Manufacturing Co., Ltd.	17,400	1,253,018
NHK Spring Co., Ltd.	3,000	29,719
Nihon Yamamura Glass Co., Ltd.	103,000	290,995
Nippon Building Fund, Inc. REIT	3	29,214
Nippon Electric Glass Co., Ltd.‡‡	206,000	2,917,384
Nippon Kayaku Co., Ltd.‡‡	14,000	126,906
Nippon Meat Packers, Inc.‡‡	11,000	138,723
Nippon Sheet Glass Co., Ltd.Δ	179,000	516,470
Nippon Shokubai Co., Ltd.‡‡	17,000	212,960
Nippon Telegraph & Telephone Corporation‡‡	55,100	2,474,134

See Notes to Schedule of Investments.	103

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Nippon Television Network Corporation	160	$22,755
Nippon Yusen KK	255,000	996,333
Nishi-Nippon City Bank, Ltd. (The)‡‡	328,000	942,438
Nissan Motor Co., Ltd.Δ	191,100	1,695,501
Nisshin Seifun Group, Inc.	19,500	224,820
Nisshin Steel Co., Ltd.‡‡	17,000	36,583
Nitto Denko Corporation‡‡	4,000	212,070
NKSJ Holdings, Inc.Δ	300,000	1,958,403
Nomura Holdings, Inc.	176,500	923,028
Nomura Research Institute, Ltd.Δ	49,800	1,099,216
NTN Corporation	3,000	14,391
NTT Data Corporation‡‡	56	173,090
NTT DoCoMo, Inc.‡‡	158	277,706
OJI Paper Co., Ltd.‡‡	37,000	175,703
Okinawa Electric Power Co., Inc. (The)	13,200	603,030
Omron Corporation‡‡	19,600	550,911
ORIX CorporationΔ‡‡	26,700	2,500,517
Osaka Gas Co., Ltd.Δ‡‡	500,000	1,995,672
OSAKA Titanium Technologies Co.Δ	14,800	1,021,303
Otsuka Corporation	200	12,864
Pacific Metals Co., Ltd.	10,000	73,936
Rengo Co., Ltd.‡‡	4,000	26,112
Ryobi, Ltd.	103,000	412,347
Ryohin Keikaku Co., Ltd.	21,900	899,116
Sakai Chemical Industry Co., Ltd.	81,000	396,333
Sanrio Co., Ltd.Δ	63,100	1,867,663
Santen Pharmaceutical Co., Ltd.	28,800	1,147,776
Sapporo Hokuyo Holdings, Inc.Δ	175,900	845,876
SBI Holdings, Inc.	176	22,153
Secom Co., Ltd.Δ	12,600	585,465
Seino Holdings Corporation‡‡	24,000	181,197
Sekisui Chemical Co., Ltd.‡‡	22,000	172,181
Sekisui House, Ltd.‡‡	3,000	28,132
Seven & I Holdings Co., Ltd.‡‡	310,500	7,921,147
Shimamura Co., Ltd.‡‡	15,500	1,365,893
Shimano, Inc.Δ	16,500	824,207
Shin-Etsu Chemical Co., Ltd.Δ	61,300	3,047,313
Showa Shell Sekiyu KK	21,300	222,270
SMC Corporation	12,700	2,090,202
Softbank CorporationΔ‡‡	65,800	2,626,304
Sojitz Corporation‡‡	93,100	185,797
Sony Corporation‡‡	76,100	2,437,249
Square Enix Co., Ltd.Δ	43,200	749,950
Sumitomo Corporation‡‡	19,900	284,457
Sumitomo Heavy Industries, Ltd.‡‡	43,000	280,705
Sumitomo Metal Industries, Ltd.	18,000	40,250
Sumitomo Mitsui Financial Group, Inc.Δ‡‡	30,900	960,656
Sumitomo Realty & Development Co., Ltd.‡‡	3,000	60,014
Sumitomo Trust & Banking Co., Ltd. (The)+‡‡	6,000	31,089
Suzuken Co., Ltd.‡‡	1,800	47,478
T&D Holdings, Inc.	1,500	36,968
Taisei Corporation	17,000	41,897
Takeda Pharmaceutical Co., Ltd.Δ‡‡	173,300	8,083,722
TDK Corporation‡‡	300	17,727
Terumo Corporation	14,000	738,038
THK Co., Ltd.Δ	36,300	912,955
Tohoku Electric Power Co., Inc.	2,300	38,850
Tokai Rika Co., Ltd.‡‡	8,300	141,493
Tokio Marine Holdings, Inc.‡‡	196,100	5,243,164
Tokyo Electric Power Co., Inc. (The)	8,900	49,861
Tokyo Electron, Ltd.	40,200	2,215,881
Tokyo Gas Co., Ltd.Δ	384,000	1,754,268
Tokyu Land Corporation	117,000	509,185
Toshiba CorporationΔ	124,000	606,732
Tosoh Corporation	36,000	129,406
Toyo Ink Manufacturing Co., Ltd.Δ	102,000	521,159
Toyota Auto Body Co., Ltd.	8,400	140,976
Toyota Motor Corporation‡‡	141,040	5,680,260
Trend Micro, Inc.	24,300	647,085
Unicharm CorporationΔ	27,400	996,454
USS Co., Ltd.‡‡	4,040	314,244
West Japan Railway Co.‡‡	13	50,168
Yahoo! Japan CorporationΔ	3,334	1,192,833
Yamada Denki Co., Ltd.‡‡	2,430	163,889
Yamaguchi Financial Group, Inc.	2,000	18,514
Yamaha Corporation	7,900	89,561
Yamaha Motor Co., Ltd.*	11,100	193,763
Yamatake Corporation	2,100	51,452
Yamato Holdings Co., Ltd.‡‡	5,200	80,644

		196,579,094

Kazakhstan — 0.0%
KazakhGold Group, Ltd. GDR*	28,367	72,336

Luxembourg — 0.0%
Millicom International Cellular SA ADR‡‡	858	82,104

Malaysia — 0.7%
AirAsia Bhd*	1,063,265	944,344
Axiata Group Bhd*	969,900	1,533,907
CIMB Group Holdings Bhd	929,796	2,517,318
Lafarge Malayan Cement Bhd	148,980	363,996
Petronas Chemicals Group Bhd*	96,400	230,437
RHB Capital Bhd	375,500	1,063,736
Sime Darby Bhd	649,000	1,977,803

		8,631,541

Mexico — 0.8%
America Movil SAB de CV ADR Series L	89,173	5,180,951
Corporacion Moctezuma SAB de CV	157,607	390,889
Fresnillo PLC	13,051	323,051
Genomma Lab Internacional SAB de CVΔ*	403,014	911,440
Grupo Financiero Banorte SAB de CV	253,887	1,195,320
Grupo Financiero Inbursa SA	302,943	1,394,952
Megacable Holdings SAB de CV*	166,695	385,399
OHL Mexico SAB de CV*	39,500	72,893
Urbi Desarrollos Urbanos SAB de CV*	176,400	410,062

104	See Notes to Schedule of Investments.

	Shares	Value
Wal-Mart de Mexico SAB de CV	61,800	$185,486

		10,450,443

Mongolia — 0.0%
Mongolian Mining Corporation*	225,000	287,521

Netherlands — 5.1%
Akzo Nobel NV	40,011	2,748,977
ASML Holding NVΔ	50,430	2,237,296
Corio NV REIT	363	25,393
Fugro NV	7,713	679,678
Gemalto NV	8,368	411,569
ING Groep NV*‡‡	853,158	10,798,382
Koninklijke Ahold NV‡‡	732,012	9,822,128
Koninklijke Boskalis Westminster NV‡‡	9	476
Koninklijke DSM NV‡‡	23,108	1,419,811
Koninklijke Philips Electronics NV	4,449	142,211
Reed Elsevier NV	568,105	7,310,441
Royal Dutch Shell PLC Class AΔ‡‡	389,146	14,141,449
Royal Dutch Shell PLC Class B‡‡	256,285	9,291,644
SBM Offshore NV	127,600	3,703,478
TNT NV	53,660	1,376,444
Unilever NV‡‡	103,433	3,243,183

		67,352,560

New Zealand — 0.1%
Telecom Corporation of New Zealand, Ltd.	923,568	1,416,408

Nigeria — 0.1%
First City Monument Bank PLC	8,010,291	354,291
Guaranty Trust Bank PLC	2,161,841	278,349
Guaranty Trust Bank PLC ADRΔ	67,268	470,876
United Bank for Africa PLC	8,573,529	420,109

		1,523,625

Norway — 0.9%
DnB NOR ASAΔ	272,033	4,173,772
Marine Harvest ASAΔ	943,860	1,172,518
Statoil ASA	98,750	2,737,376
Telenor ASA	132,800	2,185,218
TGS Nopec Geophysical Co ASAΔ	71,622	1,921,921

		12,190,805

Panama — 0.2%
Copa Holdings SA Class A	45,430	2,398,704

Peru — 0.0%
Cia de Minas Buenaventura SA ADRΔ	3,000	128,910

Philippines — 0.1%
International Container Terminal Services, Inc.	1,178,750	1,132,578
Philippine Long Distance Telephone Co.	3,085	165,197

		1,297,775

Poland — 0.2%
KGHM Polska Miedz SA	34,420	2,184,281

Russia — 2.0%
Alliance Oil Co., Ltd. GDR*	9,000	171,391
Gazprom OAO ADRΔ	70,307	2,273,728
Globaltrans Investment PLC GDR	10,257	188,626
Hydraulic Machines and Systems Group PLC GDR*	21,800	173,201
Kalina ADR	5,200	161,928
LSR Group OJSC GDR	79,488	761,495
Lukoil OAO ADR	15,820	1,129,390
Magnit OJSC@	15,279	2,140,629
Mail.ru Group, Ltd. GDR*	6,764	202,582
Mechel ADRΔ	32,800	1,009,912
NovaTek OAO GDR	25,173	3,499,047
Novorossiysk Commercial Sea Port GDR	10,302	103,947
Novorossiysk Commercial Sea Port PJSC GDR	68,934	695,544
Pharmstandard GDR*	8,373	234,025
Raspadskaya@	211,772	1,423,108
Rosneft Oil Co. GDR	77,346	706,556
Sberbank of Russia	1,874,097	7,042,856
Sistema JSFC GDR	7,050	205,155
TransContainer OAO, GDR*	12,100	127,050
Uralkali ADR	4,300	178,321
VTB Bank OJSC	236,128	1,652,896
X5 Retail Group NV GDR*	45,198	1,905,096

		25,986,483

Singapore — 1.3%
Ascendas Real Estate Investment Trust REIT+‡‡	6,000	9,710
Biosensors International Group, Ltd.*	710,000	664,657
CapitaLand, Ltd.	22,000	57,596
CapitaMall Trust REIT‡‡	12,000	17,898
Cosco Corporation Singapore, Ltd.	21,000	34,153
Golden Agri-Resources, Ltd.	1,376,000	753,225
Jardine Cycle & Carriage, Ltd.‡‡	2,000	58,072
Keppel Corporation, Ltd.	91,000	887,981
Neptune Orient Lines, Ltd.	27,000	41,555
Oversea-Chinese Banking Corporation, Ltd.‡‡	19,000	144,403
SembCorp Industries, Ltd.‡‡	569,000	2,351,837
SembCorp Marine, Ltd.	26,000	120,460
Singapore Airlines, Ltd.	5,000	54,264
Singapore Exchange, Ltd.‡‡	184,000	1,145,894
Singapore Press Holdings, Ltd.	9,000	28,132
Singapore Technologies Engineering, Ltd.‡‡	10,000	25,863
Singapore Telecommunications, Ltd.‡‡	2,499,000	5,987,291
StarHub, Ltd.‡‡	3,000	6,426
United Overseas Bank, Ltd.‡‡	282,594	4,214,809
UOL Group, Ltd.‡‡	3,186	12,006

		16,616,232

South Africa — 0.9%
African Rainbow Minerals, Ltd.	9,887	325,913
Aspen Pharmacare Holdings, Ltd.	22,447	262,131
Barloworld, Ltd.	14,200	156,798
Bidvest Group, Ltd.	94,860	2,084,536
FirstRand, Ltd.	249,754	742,063
Imperial Holdings, Ltd.	16,218	273,776

See Notes to Schedule of Investments.	105

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Massmart Holdings, Ltd.	6,980	$144,676
MTN Group, Ltd.	153,619	3,101,219
Naspers, Ltd.	11,303	608,173
Northam Platinum, Ltd.Δ	35,900	233,496
Pick’n Pay Stores, Ltd.	104,931	713,810
Royal Bafokeng Platinum, Ltd.*	14,696	135,772
Sasol, Ltd.	33,036	1,911,791
Standard Bank Group, Ltd.	116,030	1,783,758

		12,477,912

South Korea — 2.4%
Celltrion, Inc.	27,700	878,764
Hynix Semiconductor, Inc.*	5,300	151,229
Hyundai Mobis	3,190	952,391
Hyundai Motor Co.	3,225	596,814
Hyundai Steel Co.	15,626	1,994,293
Kia Motors Corporation	30,400	1,912,211
KIWOOM Securities Co., Ltd.	6,828	369,737
Korea Electric Power Corporation*	128,236	3,144,672
Korean Air Lines Co., Ltd.	2,800	167,957
KTB Investment & Securities Co., Ltd.*	35,429	130,806
LG Chem, Ltd.	7,720	3,237,340
LG Household & Health Care, Ltd.	1,000	375,131
MegaStudy Co., Ltd.	3,107	478,392
POSCO	1,160	534,026
Samsung Electronics Co., Ltd.	11,287	9,589,757
Samsung Electronics Co., Ltd. (Non-Voting Shares) GDR 144A	5,207	1,483,374
Samsung Engineering Co., Ltd.	5,755	1,096,490
Samsung Fire & Marine Insurance Co., Ltd.	9,720	2,148,776
Shinhan Financial Group Co., Ltd.	64,092	2,912,609

		32,154,769

Spain — 3.4%
Amadeus IT Holding SA*	57,835	1,106,506
Banco Bilbao Vizcaya Argentaria SAΔ‡‡	459,711	5,577,486
Banco Espanol de Credito SA‡‡	8,518	77,126
Banco Santander SA‡‡	790,141	9,173,259
Bolsas y Mercados Espanoles SA‡‡	1,314	39,981
Corporacion Financiera Alba SA	7,249	447,913
Enagas SA	120,783	2,725,072
Endesa SA‡‡	20,832	645,520
Iberdrola SA	965,400	8,395,021
Inditex SAΔ‡‡	45,319	3,636,464
Red Electrica Corporacion SA	14,390	817,776
Repsol YPF SA‡‡	15,666	536,727
Telefonica SA‡‡	444,641	11,131,463
Viscofan SA	15,665	621,609

		44,931,923

Sri Lanka — 0.0%
Dialog Axiata PLC	2,452,710	233,285

Sweden — 1.0%
Assa Abloy AB Class B	32,900	946,046
Atlas Copco AB Class A	136,610	3,631,737
Boliden AB‡‡	19,332	416,539
Getinge AB	1,685	41,592
Hennes & Mauritz AB Class BΔ	23,180	769,741
Investor AB‡‡	3,383	82,111
Lundin Petroleum AB*	14,039	201,402
NCC AB	19,639	562,857
Sandvik AB‡‡	3,271	61,721
Scania AB‡‡	17,392	403,119
Skandinaviska Enskilda Banken ABΔ	93,774	836,432
SKF AB	29,674	864,095
Swedbank AB‡‡	6,058	103,656
Tele2 AB‡‡	45,782	1,057,529
Volvo AB Class B‡‡	210,717	3,705,633

		13,684,210

Switzerland — 6.0%
ABB, Ltd.‡‡	24,837	596,521
Cie Financiere Richemont SA‡‡	76,247	4,403,814
Clariant AG*‡‡	16,908	305,025
Credit Suisse Group AG	109,431	4,650,073
GAM Holding AG	52,307	993,747
Julius Baer Group, Ltd.	146,578	3,103,119
Kuehne + Nagel International AG	5,900	825,422
Nestle SA‡‡	311,682	17,866,148
Novartis AG‡‡	245,500	13,316,070
Panalpina Welttransport Holding AG*	507	63,258
Roche Holding AG‡‡	30,610	4,372,381
Schindler Holding AG‡‡	13,914	1,672,407
Sonova Holding AG	19,175	1,708,736
STMicroelectronics NV‡‡	187,077	2,317,186
Sulzer AG‡‡	2,898	436,672
Swatch Group AG (The)	18,429	3,875,992
Swiss Life Holding AG	444	73,379
Swiss Reinsurance Co., Ltd.	1,550	88,680
Syngenta AG	398	129,344
Synthes, Inc.	9,050	1,223,745
Transocean, Ltd.	1,675	131,666
UBS AG‡‡	196,857	3,532,067
Wolseley PLC*‡‡	19,161	645,196
Xstrata PLC	234,531	5,481,769
Zurich Financial Services AG‡‡	27,742	7,765,344

		79,577,761

Taiwan — 1.7%
Acer, Inc.	312,674	637,969
Advanced Semiconductor Engineering, Inc.	216,000	234,316
Cathay Financial Holding Co., Ltd.	184,200	304,113
Chimei Innolux Corporation	20,000	20,506
Chinatrust Financial Holding Co., Ltd.	171,000	145,376
Chroma ATE, Inc.	79,000	255,216
Delta Electronics, Inc.	129,000	511,061
Formosa Plastics Corporation	670,000	2,358,152
Fubon Financial Holding Co., Ltd.	106,000	140,761
Hon Hai Precision Industry Co., Ltd.	77,304	270,767
HTC Corporation	71,250	2,786,374
MediaTek, Inc.	97,719	1,123,188

106	See Notes to Schedule of Investments.

	Shares	Value
Richtek Technology Corporation	30,000	$207,607
Taiwan Semiconductor Manufacturing Co., Ltd.	3,328,753	7,991,769
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	331,194	4,033,943
Unimicron Technology Corporation	238,000	404,672
Wintek Corporation	814,000	1,442,178

		22,867,968

Thailand — 0.3%
Bangkok Bank PCL	45,300	259,863
Central Pattana PCL@	507,292	478,024
Central Pattana PCL ADR	195,800	184,503
Charoen Pokphand Foods PCL	1,325,500	1,128,505
CP ALL PCL@	490,499	648,701
Italian-Thai Development PCL	2,904,100	403,280
Siam Commercial Bank PCL@	360,826	1,264,591

		4,367,467

Turkey — 0.5%
Akbank TAS	305,330	1,483,096
Akfen Holding AS*	43,000	285,451
Bizim Toptan Satis Magazalari AS*	7,812	159,372
Coca-Cola Icecek AS	74,153	929,284
KOC Holding AS	475,590	2,211,545
Türkiye Garanti Bankasi AS	227,999	1,066,128
Türkiye Halk Bankasi AS*	19,200	148,596
Yapi ve Kredi Bankasi AS*	266,331	764,124

		7,047,596

Ukraine — 0.0%
MHP SA, GDR*	6,700	127,099

United Arab Emirates — 0.0%
DP World, Ltd.	401,700	239,011
Exillon Energy PLC*	13,188	86,741

		325,752

United Kingdom — 15.1%
Aberdeen Asset Management PLC	355,366	1,201,731
Admiral Group PLC	76,391	1,904,382
Afren PLC*	105,800	276,482
Aggreko PLC	68,169	1,723,471
Amlin PLC‡‡	22,196	135,912
Anglo American PLC‡‡	228,918	11,879,618
Antofagasta PLC	7,500	163,750
ARM Holdings PLC	207,818	1,916,955
Associated British Foods PLC	9,521	151,515
AstraZeneca PLC‡‡	126,348	5,802,975
Aviva PLC‡‡	476,391	3,307,591
Barclays PLC‡‡	34,321	152,814
Bellway PLC	51,081	570,334
BG Group PLC‡‡	568,007	14,132,746
BHP Billiton PLC‡‡	257,847	10,175,556
BP PLC‡‡	1,012,884	7,376,944
British Land Co. PLC‡‡	192,201	1,703,526
British Sky Broadcasting Group PLC	7,380	97,672
Britvic PLC	644,790	4,090,965
BT Group PLC‡‡	1,299,937	3,870,448
Burberry Group PLC‡‡	21,571	406,256
Capita Group PLC (The)	124,693	1,486,250
Capital Shopping Centres Group PLC REIT	3,152	19,366
Centrica PLC‡‡	751,556	3,921,989
Compass Group PLC	804,615	7,234,769
Croda International PLC	1,382	37,202
Drax Group PLC	36,168	230,053
Firstgroup PLC	318,754	1,668,529
GKN PLC	47,260	152,312
GlaxoSmithKline PLC‡‡	754,894	14,404,937
Gulf Keystone Petroleum, Ltd.*	61,240	148,836
Hammerson PLC REIT‡‡	6,134	43,976
Hays PLC	708,035	1,320,977
HSBC Holdings PLC‡‡	782,530	8,046,740
ICAP PLC	106,611	903,019
IMI PLC‡‡	27,453	453,616
Inchcape PLC	6,190	34,398
Intermediate Capital Group PLC	29,831	156,247
International Power PLC‡‡	25,479	125,891
Intertek Group PLC	45,113	1,472,020
Investec PLC‡‡	25,681	196,801
ITV PLC*	1,007,684	1,250,390
J Sainsbury PLC	160,097	861,148
Kesa Electricals PLC‡‡	136,978	265,228
Kingfisher PLC‡‡	66,957	264,129
Land Securities Group PLC REIT‡‡	3,636	42,784
Legal & General Group PLC‡‡	180,838	334,197
Lloyds Banking Group PLC*‡‡	1,369,242	1,275,976
Michael Page International PLC	209,329	1,726,050
Misys PLC*	6,738	34,179
Mondi PLC‡‡	66,984	644,201
Next PLC	38,914	1,236,039
Northumbrian Water Group PLC	78,800	419,940
Pearson PLC	89,800	1,586,078
Persimmon PLC‡‡	7,671	54,761
Petrofac, Ltd.	100,389	2,397,959
Prudential PLC	349,888	3,965,538
Reckitt Benckiser Group PLC	114,104	5,861,154
Rentokil Initial PLC*	61,858	89,310
Rexam PLC	297,209	1,732,638
Rio Tinto PLC‡‡	135,111	9,491,320
Rolls-Royce Group PLC‡‡	374,755	3,721,337
Royal Bank of Scotland Group PLC*‡‡	475,144	310,914
Sage Group PLC (The)	50,357	224,658
Severn Trent PLC	2,552	59,812
Smith & Nephew PLC	229,507	2,588,286
Stagecoach Group PLC‡‡	38,256	132,192
Standard Chartered PLC‡‡	155,614	4,036,636
Subsea 7 SAΔ	36,706	927,233
Tate & Lyle PLC‡‡	52,371	485,181
Tesco PLC‡‡	1,576,831	9,637,648
TUI Travel PLC	428,564	1,560,639
Tullow Oil PLC	242,799	5,639,965
Unilever PLC‡‡	297,517	9,068,310
Vedanta Resources PLC	1,221	46,598
Vodafone Group PLC‡‡	4,450,986	12,602,650
Weir Group PLC (The)‡‡	442	12,274
WH Smith PLC	11,371	79,131

See Notes to Schedule of Investments.	107

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
WM Morrison Supermarkets PLC	532,822	$2,359,132

		200,125,186

Total Foreign Common Stocks (Cost $1,088,206,718)		1,280,885,443

FOREIGN PREFERRED STOCKS — 0.7%
Belgium — 0.0%
Fortis*	106,120	301

Brazil — 0.3%
Gerdau SA	4,531	56,032
Investimentos Itau SA	134,506	1,049,586
Ultrapar Participacoes SA	134,768	2,232,857

		3,338,475

Chile — 0.0%
Embotelladora Andina SA Class A	38,000	155,135
Embotelladora Andina SA Class B	22,900	111,659

		266,794

Germany — 0.3%
Henkel AG & Co. KGaA	13,949	864,078
Porsche Automobil Holding SE	1,882	123,249
ProSiebenSat.1 Media AG	47,891	1,401,872
Volkswagen AG‡‡	6,290	1,020,224

		3,409,423

Russia — 0.0%
MDM Bank OJSC@	384,700	230,820

South Korea — 0.1%
Samsung Electronics Co., Ltd.	3,019	1,720,110

Total Foreign Preferred Stocks (Cost $5,827,017)		8,965,923

RIGHTS — 0.0%
Henderson Land Development Co., Ltd.‡‡	71	4
Origin Energy, Ltd.‡‡	1,020	3,376
Porsche Automobil Holding SE	1,882	16,315

Total Rights (Cost $0)		19,695

MONEY MARKET FUNDS — 15.3%
GuideStone Money Market Fund (GS4 Class)¥	39,280,123	39,280,123
Northern Institutional Liquid Assets Portfolio§	164,355,843	164,355,843

Total Money Market Funds (Cost $203,635,966)		203,635,966

	Par
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bills
0.16%, 05/05/11‡‡	$5,000,000	4,999,565
0.18%, 05/05/11‡‡	1,825,000	1,824,842
0.19%, 05/05/11‡‡	615,000	614,891

Total U.S. Treasury Obligations (Cost $7,438,774)		7,439,298

TOTAL INVESTMENTS — 113.0% (Cost $1,305,108,475)		1,500,946,325

	Shares	Value
SECURITIES SOLD SHORT — (1.7)%
Australia — (0.1)%
Amcor, Ltd.	(18,166)	$(132,658)
Asciano Group	(16,445)	(29,597)
Billabong International, Ltd.	(3,551)	(27,731)
BlueScope Steel, Ltd.	(46,311)	(94,606)
Cochlear, Ltd.	(1,231)	(105,670)
ConnectEast Group	(111,654)	(52,548)
David Jones, Ltd.	(5,179)	(25,445)
Energy Resources of Australia, Ltd.	(3,374)	(27,745)
Insurance Australia Group, Ltd.	(17,586)	(65,302)
JB Hi-Fi, Ltd.	(1,542)	(32,107)
Macquarie Group, Ltd.	(1,242)	(47,019)
Onesteel Ltd.	(24,057)	(60,715)
Perpetual, Ltd.	(4,493)	(135,191)
Primary Health Care, Ltd.	(85)	(290)
QBE Insurance Group, Ltd.	(2,840)	(51,907)
Seek, Ltd.	(33,411)	(233,617)
Sims Metal Management, Ltd.	(7,161)	(129,696)
Spark Infrastructure Group	(14,972)	(17,345)
Toll Holdings, Ltd.	(20,115)	(123,379)
Transfield Services, Ltd.	(70,647)	(244,797)
WorleyParsons, Ltd.	(6,637)	(212,677)

		(1,850,042)

Belgium — 0.0%
Dexia SA	(36,577)	(142,447)

Denmark — (0.1)%
D/S Norden	(2,851)	(98,353)
Tryg A/S	(9,696)	(570,201)
Vestas Wind Systems A/S*	(9,824)	(426,108)
William Demant Holding A/S*	(3,050)	(264,118)
		(1,358,780)
Finland — (0.1)%
Konecranes OYJ	(1,661)	(76,904)
Nokian Renkaat OYJ	(2,611)	(111,120)
Outokumpu OYJ	(22,866)	(395,996)
Rautaruukki OYJ	(14,249)	(341,675)
YIT OYJ	(4,951)	(146,786)

		(1,072,481)

France — (0.2)%
Air France-KLM*	(286)	(4,762)
Alcatel-Lucent*	(46,063)	(264,450)
EDF SA	(6,386)	(264,447)
Eiffage SA	(6,455)	(387,783)
Iliad SA	(2,059)	(246,863)
Neopost SA	(3,895)	(341,189)
PagesJaunes Groupe	(8,076)	(80,884)
Vallourec SA	(6,528)	(732,344)

		(2,322,722)

Germany — (0.1)%
Bilfinger Berger AG	(288)	(24,999)
Fraport AG Frankfurt Airport Services Worldwide	(631)	(46,242)
Hamburger Hafen und Logistik AG	(15,437)	(718,120)
Puma AG Rudolf Dassler Sport	(209)	(61,297)
SGL Carbon SE*	(6,976)	(341,474)

		(1,192,132)

Ireland — (0.1)%
Charter International PLC	(18,252)	(236,583)

108	See Notes to Schedule of Investments.

	Shares	Value
James Hardie Industries SE ADR*	(30,130)	$(190,106)
Shire PLC	(9,158)	(266,060)
United Business Media, Ltd.	(4,043)	(38,818)

		(731,567)

Italy — (0.1)%
A2A SpA	(324,083)	(524,967)
Banca Carige SpA	(25,954)	(61,462)
Buzzi Unicem SpA	(30,270)	(440,996)
Mediolanum SpA	(55,748)	(299,748)

		(1,327,173)

Japan — (0.4)%
ABC-Mart, Inc.	(4,100)	(149,104)
Advantest Corporation	(6,800)	(122,462)
Aeon Credit Service Co., Ltd.	(4,500)	(61,944)
Bank of Kyoto, Ltd. (The)	(9,000)	(79,635)
Chiyoda Corporation	(4,000)	(36,643)
Disco Corporation	(3,300)	(225,343)
Don Quijote Co., Ltd.	(2,400)	(75,855)
Fast Retailing Co., Ltd.	(600)	(75,090)
Furukawa Electric Co, Ltd.	(30,000)	(121,183)
GS Yuasa Corporation	(17,000)	(113,020)
Hamamatsu Photonics KK	(1,300)	(51,497)
Hirose Electric Co., Ltd.	(1,000)	(107,718)
Hiroshima Bank, Ltd. (The)	(5,000)	(21,700)
Hisamitsu Pharmaceutical Co., Inc.	(1,300)	(52,435)
Hitachi Construction Machinery Co., Ltd.	(1,400)	(35,059)
Isetan Mitsukoshi Holdings, Ltd.	(3,500)	(31,516)
Jafco Co., Ltd.	(3,400)	(87,473)
Kintetsu Corporation	(53,000)	(170,125)
Matsui Securities Co., Ltd.	(21,500)	(116,831)
MS&AD Insurance Group Holdings, Inc.	(4,500)	(102,465)
NGK Insulators, Ltd.	(7,000)	(125,138)
Nidec Corporation	(2,200)	(190,430)
Nippon Sheet Glass Co., Ltd.	(30,000)	(86,559)
Nissha Printing Co., Ltd.	(1,300)	(28,054)
Nitori Holdings Co., Ltd.	(550)	(48,335)
NOK Corporation	(5,900)	(104,552)
Nomura Holdings, Inc.	(5,700)	(29,809)
NSK, Ltd.	(6,000)	(51,719)
Olympus Corporation	(2,900)	(80,676)
OSAKA Titanium Technologies Co.	(2,600)	(179,418)
Rakuten, Inc.	(402)	(361,500)
Resona Holdings, Inc.	(8,500)	(40,466)
Seiko Epson Corporation	(100)	(1,601)
Seven Bank, Ltd.	(18)	(36,247)
Shimadzu Corporation	(18,000)	(159,918)
Shiseido Co., Ltd.	(1,800)	(31,161)
Sumco Corporation	(5,900)	(118,951)
Sumitomo Chemical Co., Ltd.	(30,000)	(149,675)
Suruga Bank, Ltd.	(8,000)	(70,979)
Taiheiyo Cement Corporation	(25,000)	(42,077)
Taiyo Nippon Sanso Corporation	(21,000)	(174,958)
THK Co., Ltd.	(1,600)	(40,240)
Tokyo Broadcasting System, Inc.	(10,800)	(126,982)
Tokyo Steel Manufacturing Co., Ltd.	(3,300)	(38,523)
Toyota Boshoku Corporation	(4,300)	(61,879)
Trend Micro, Inc.	(1,100)	(29,292)
Tsumura & Co.	(6,900)	(216,506)
Ushio, Inc.	(3,600)	(70,416)
Yakult Honsha Co., Ltd.	(5,000)	(127,795)
Yaskawa Electric Corporation	(17,000)	(201,515)

		(4,862,469)

Luxembourg — 0.0%
Oriflame Cosmetics SA ADR	(11,611)	(600,794)

Netherlands — 0.0%
Koninklijke Boskalis Westminster NV	(9)	(476)
SBM Offshore NV	(15,151)	(439,744)

		(440,220)

Papua New Guinea — 0.0%
Oil Search, Ltd.	(3,551)	(26,152)

Spain — 0.0%
Acciona SA	(395)	(42,925)
Gestevision Telecinco SA	(31,740)	(363,362)
Grifols SA	(2,193)	(38,227)
Zardoya Otis SA	(2,722)	(45,134)

		(489,648)

Sweden — (0.1)%
Hexagon AB	(7,605)	(181,574)
Meda AB	(23,081)	(222,330)
SSAB AB	(20,221)	(320,203)
Trelleborg AB	(20,550)	(210,810)

		(934,917)

Switzerland — (0.1)%
Lonza Group AG	(1,918)	(160,895)
Nobel Biocare Holding AG	(21,924)	(454,473)
Sonova Holding AG	(1,077)	(95,974)
Temenos Group AG*	(1,960)	(74,260)

		(785,602)

United Kingdom — (0.3)%
Aegis Group PLC	(81,614)	(187,093)
Berkeley Group Holdings PLC*	(8,503)	(141,999)
Britvic PLC	(5,267)	(33,417)
Bunzl PLC	(11,611)	(138,674)
Capita Group PLC (The)	(46,534)	(554,651)
Chemring Group PLC	(10,985)	(121,858)
Cobham PLC	(94,680)	(349,643)
Cookson Group PLC	(11,619)	(128,518)
Dixons Retail PLC	(10,002)	(2,017)
easyJet PLC*	(34,603)	(189,235)
Eurasian Natural Resources Corporation PLC	(6,920)	(103,962)
Firstgroup PLC	(13,350)	(69,881)
Invensys PLC	(48,743)	(269,926)
Lonmin PLC	(13,390)	(365,811)
Man Group PLC	(64,118)	(252,929)
Marks & Spencer Group PLC	(22,627)	(122,217)
Next PLC	(1,758)	(55,840)
Pennon Group PLC	(25,179)	(252,452)
Provident Financial PLC	(9,130)	(140,606)
Prudential PLC	(22,354)	(253,354)
Standard Life PLC	(109,919)	(364,657)
Thomas Cook Group PLC	(113,072)	(309,453)

See Notes to Schedule of Investments.	109

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
TUI Travel PLC	(9,021)	$(32,850)

		(4,441,043)

Total Securities Sold Short (Cost $(20,166,881))		(22,578,189)

Liabilities in Excess of Other
Assets — (11.3)%		(150,597,630)

NET ASSETS — 100.0%		$1,327,770,506

Please see abbreviation and footnote definitions beginning on page 112.

PORTFOLIO SUMMARY (based on net assets)

	%
Foreign Common Stocks
United Kingdom	15.1
Japan	14.8
France	8.7
Germany	6.2
Switzerland	6.0
Australia	5.1
Netherlands	5.1
Spain	3.4
China	2.8
Italy	2.5
Brazil	2.4
Hong Kong	2.4
South Korea	2.4
Canada	2.3
Russia	2.0
Taiwan	1.7
India	1.4
Singapore	1.3
Denmark	1.0
Sweden	1.0
Norway	0.9
South Africa	0.9
Indonesia	0.8
Mexico	0.8
Finland	0.7
Malaysia	0.7
Ireland	0.6
Israel	0.5
Turkey	0.5
Greece	0.3
Thailand	0.3
Austria	0.2
Egypt	0.2
Hungary	0.2
Panama	0.2
Poland	0.2
Argentina	0.1
Belgium	0.1
Bermuda	0.1
Chile	0.1
Colombia	0.1
Estonia	0.1
New Zealand	0.1
Nigeria	0.1
Philippines	0.1
Czech Republic	—	**
Kazakhstan	—	**
Luxembourg	—	**
Mongolia	—	**
Peru	—	**
Sri Lanka	—	**
Ukraine	—	**
United Arab Emirates	—	**
Total Foreign Common Stocks	96.5

Total Money Market Funds	15.3

Total Foreign Preferred Stocks	0.7

Total U.S. Treasury Obligations	0.5

Total Futures Contracts	3.8

Total Rights	—	**

Total Forward Foreign Currency Contracts	0.7

Total Securities Sold Short	(1.7)

Total Investments	115.8

**	Rounds to less than 0.005% .

110	See Notes to Schedule of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Common Stocks	$1,280,885,443	$1,280,678,460	$—	$206,983
Foreign Preferred Stocks	8,965,923	8,965,923	—	—
Money Market Funds	203,635,966	203,635,966	—	—
Rights/Warrants	19,695	19,695	—	—
U.S. Treasury Obligations	7,439,298	—	7,439,298	—

Total Assets — Investments in Securities	$1,500,946,325	$1,493,300,044	$7,439,298	$206,983

Other Financial Instruments***
Futures Contracts	$1,467,072	$1,467,072	$—	$—

Total Assets — Other Financial Instruments	$1,467,072	$1,467,072	$—	$—

Liabilities:
Securities Sold Short	$(22,578,189)	$(22,578,189)	$—	$—

Total Liabilities — Investments in Securities	$(22,578,189)	$(22,578,189)	$—	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(418,991)	$—	$(418,991)	$—

Total Liabilities — Other Financial Instruments	$(418,991)	$—	$(418,991)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Schedule of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Foreign Common Stocks
Balance, 12/31/10	$212,441	$212,441
Accrued discounts/premiums	—	—
Realized gain (loss)	(127)	(127)
Change in unrealized appreciation (depreciation)	(22,292)	(22,292)
Purchases	—	—
Sales	(23,838)	(23,838)
Transfers in and/or out of Level 3	40,799	40,799

Balance, 03/31/11	$206,983	$206,983

Level 1 - 2 Transfers

The Fund had common stocks valued at $511,892,106 as of December 31, 2010 that were either sold or transferred from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that were fair valued at December 31, 2010 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of March 31, 2011 is $513,278,653.

The Fund had common stocks valued at $4,690,585 as of December 31, 2010 that were either sold or transferred from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were being valued based on quoted prices December 31, 2010 that are now being fair valued. The value of the securities that were transferred to Level 2 as of March 31, 2011 is $0.

See Notes to Schedule of Investments.	111

ABBREVIATIONS AND FOOTNOTES

INVESTMENT ABBREVIATIONS:

ADR	—	American Depository Receipt
CONV	—	Convertible
GDR	—	Global Depository Receipt
IO	—	Interest Only (Principal amount shown is notional)
LLC	—	Limited Liability Company
LOC	—	Letter of Credit
LP	—	Limited Partnership
PIK	—	Payment-in-Kind Bonds
PIPE	—	Private Investment in Public Equity
PLC	—	Public Limited Company
PO	—	Principal Only
REIT	—	Real Estate Investment Trust
STEP	—	Stepped Coupon Bonds: Interest rates shown reflect the rates currently in effect.
STRIP	—	Stripped Security
TBA	—	To be announced.
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of March 31, 2011, the total market values and percentages of net assets for 144A securities by fund were as follows:

Fund	Value of 144A Securities	Percentage of Net Assets
Money Market	$11,800,000	0.91%
Low-Duration Bond	140,806,703	19.18
Medium-Duration Bond	136,779,172	15.84
Extended-Duration Bond	29,429,224	7.30
Global Bond	19,586,661	11.50
Small Cap Equity	2,739,161	0.53
International Equity	1,649,558	0.12

INVESTMENT FOOTNOTES:

‡‡	—	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap contracts.
@	—	Illiquid.
*	—	Non-income producing security.
#	—	Security in default.
§	—	Security purchased with the cash proceeds from securities loaned.
†	—	Variable rate security. Interest rates shown reflect the rates currently in effect. Maturity date for money market instruments is the date of the next interest rate reset.
Ω	—	Interest rates shown reflect the effective yields as of March 31, 2011.
	¥—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
+	—	Security is valued at fair value. As of March 31, 2011, the total market values and percentages of net assets for FairValued securities by fund were as follows:

Fund	Value of Fair Valued Securities	Percentage of Net Assets
Medium-Duration Bond	$329,728	0.04%
Global Bond	25,162	0.01
Equity Index	—	—
Value Equity	1,209	—
Small Cap Equity	817,750	0.16
International Equity	40,799	—

112

ABBREVIATIONS AND FOOTNOTES

FOREIGN BOND FOOTNOTES:
(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Real (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(E)	—	Par is denominated in Euro (EUR).
(G)	—	Par is denominated in Singapore Dollars (SGD).
(K)	—	Par is denominated in Norweigan Krone (NOK).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(N)	—	Par is denominated in Indonesian Rupiahs (IDR).
(P)	—	Par is denominated in Peruvian Nuevos Soles (PEN).
(R)	—	Par is denominated in Malaysian Ringgits (MYR).
(U)	—	Par is denominated in British Pounds (GBP).
(V)	—	Par is denominated in Polish Zloty (PLN).
(W)	—	Par is denominated in South Korean Won (KRW).
(Z)	—	Par is denominated in New Zealand Dollars (NZD).

COUNTERPARTY ABBREVIATIONS:

BAR	—	Counterparty to contract is Barclays Capital.
BNP	—	Counterparty to contract is BNP Paribas.
BOA	—	Counterparty to contract is Bank of America.
CITI	—	Counterparty to contract is Citibank NA London.
CITIC	—	Counterparty to contract is Citicorp.
CITIG	—	Counterparty to contract is Citigroup Global Markets, Inc.
CS	—	Counterparty to contract is Credit Suisse International.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HKSB	—	Counterparty to contract is HongKong & Shanghai Bank.
HSBC	—	Counterparty to contract is HSBC Securities.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
MLCS	—	Counterparty to contract is Merrill Lynch Capital Services, Inc.
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
NT	—	Counterparty to contract is Northern Trust Corporation.
RBS	—	Counterparty to contract is Royal Bank of Scotland.
SG	—	Counterparty to contract is Societe Generale.
SS	—	Counterparty to contract is State Street Global Markets.
UBS	—	Counterparty to contract is UBS AG.
WEST	—	Counterparty to contract is Westpac Pollock.

113

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Valuation of Securities

The Funds (except the Money Market Fund) each value securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale or official close price, at the closing bid price. Securities which are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time when the foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined through procedures established by or under the direction of the Board of Trustees of the Trust (the “Board of Trustees”). Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price.

Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and ask prices available. Asset-backed and mortgage-backed securities are valued at the last bid price. Certain debt securities may be valued on the basis of broker quotations, valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments or by a sub-adviser using various methodologies approved by the Board of Trustees.

Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and ask prices; those maturing in 60 days or less are generally valued at amortized cost which approximates current market value in accordance with Rule 2a-7 of the 1940 Act.

Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market. Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded. Options, Rights and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options, Rights and warrants not traded on a national securities exchange are valued at the last quoted bid price.

Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty.

To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees. Due to the potential excessive volatility at the time valuations are developed, pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its NAV if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, a Valuation Committee meeting may be called. The Trust uses Interactive Data Corporation (“IDC”) as a third party fair valuation vendor. IDC provides a fair value for foreign equity securities held by the Trust based on certain factors and methodologies applied by IDC in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. As part of the valuation procedures, a “confidence interval” is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S. market

114

before a particular security will be fair valued. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by IDC.

The Asset Allocation and Date Target Funds value their investments in the underlying Select Funds daily at the closing NAV of each respective Select Fund.

The Financial Accounting Standards Board’s (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:

Level 1 –	quoted prices in active markets for identical securities which include:

Equity securities, including restricted securities, for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded; and

Investments in open-end mutual funds, including the GuideStone Funds and the Northern Institutional Liquid Assets Portfolio, which are valued at their closing net asset value each business day.

Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) which include:

Equity securities for which there were no sales or closing prices for that day, that are valued at the last quoted bid price or that may be valued using the last available price;

Foreign equity securities for which a Significant Event has occurred and a fair value price is provided by IDC;

Debt securities, including restricted securities that are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services that utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices; and

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available and are valued at amortized cost.

Level 3 –	prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) which include:

Restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used.

Valuation levels are not necessarily an indication of the risk associated with investing in those securities and changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported market values that presents

115

changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period is required. A fair value hierarchy and Level 3 reconciliation have been included in the Schedules of Investments.

a. Fixed Income Securities

The Bond Funds and the Small Cap Equity Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities. Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

116

“TBA” (to be announced) purchase commitments are commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described in the section entitled “Valuation of Securities”.

During the year ended March 31, 2011, the Low-Duration Bond Fund and Medium-Duration Bond Fund entered into dollar roll transactions, pursuant to which they sell a mortgage-backed TBA or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Funds may execute a “roll” to obtain better underlying mortgage securities or to increase yield. The Funds account for dollar roll transactions as purchases and sales, which has the effect of increasing their portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Funds may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts.

TBA sale commitments are commitments to sell mortgage-backed securities for a fixed price at a future date. TBA sales commitments are considered securities in themselves and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Fund’s other assets. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury would purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each

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enterprise. This agreement contained various covenants that limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program expired in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The liquidity backstop and the Senior Preferred Stock Purchase Agreements are both intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. On December 24, 2009, the U.S. Treasury amended the Senior Preferred Stock Purchase Agreements to allow the cap on its funding commitment to increase as necessary to accommodate any cumulative reduction in the net worth of FNMA and FHMLC over the next three years.

b. Foreign Currency Translations

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

c. Loan Participations

The Bond Funds and the Small Cap Equity Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate borrowers. A Fund’s investments in loans may be in the form of participations in loans. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense on the Statements of Operations.

The Medium-Duration Bond Fund invests in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks and may be highly speculative.

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d. PIPEs

The Small Cap Equity Fund invests in Private Investment in Public Equity (“PIPE”) securities. PIPES involve the purchase of securities directly from a publicly traded company by a Fund. PIPES are restricted securities and cannot be immediately resold into the public markets. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. Risks include the potential decline in the value of the publicly traded company, the potential dilution of shareholder equity and the inability of the Fund to liquidate the position quickly.

e. REITs

The Real Estate Securities Fund invests substantial assets in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general.

Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

f. Repurchase Agreements

Each Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. It is the Fund’s policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

g. Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by cash equivalents deposited in an account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss; and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs.

The Equity Funds may sell short exchange-listed equity futures contracts to reduce market exposure. The Date Target Funds, Asset Allocation Funds, Bond Funds and Small Cap Equity Fund may sell short U.S. Treasury securities and exchange-listed U.S. Treasury futures contracts to reduce market exposure. The Low-Duration Bond and Medium-Duration Bond Funds will occasionally enter into a short sale to initiate a dollar roll transaction. The International Equity Fund may establish short positions in stocks of foreign companies with a market value of up to 5% of the Fund’s assets.

At March 31, 2011, the value of securities sold short in the International Equity Fund amounted to $22,578,189.

h. Security Transactions

Security transactions are accounted for on the date securities are purchased or sold (the trade date).

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2. Derivative Financial Instruments

The Funds may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Funds, in their normal course of business, may enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ exposure may include future claims that may be made against the Funds that have not yet occurred.

Financial Futures Contracts — The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, demonstrating purchase of securities or gaining market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Foreign Currency Options and Futures — The International Equity Fund, Small Cap Equity Fund and the Bond Funds may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.

Forward Foreign Exchange Contracts — Certain Funds may enter into forward foreign currency exchange contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Options — Certain Funds are authorized to write and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and that party’s ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Options purchased are recorded as an asset, and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised,

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the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed-rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the associated option and swap contract amounts reported in the Statement of Assets and Liabilities. The Funds bear the market risk arising from any change in index values or interest rates.

Swap Agreements — Each Select Fund, except the Money Market Fund, may enter into swap agreements. The Equity Funds may enter into equity swap contracts and the Bond Funds and the Small Cap Equity Fund may enter into interest rate and credit default swaps. The Bond Funds and International Equity Fund may enter into cross-currency swaps, and each Select Fund may enter into total return swaps.

Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a Fund’s portfolio, to protect a Fund’s value from changes in interest rates, to expose a Fund to a different security or market, or to help a Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfill its obligation under the agreement). Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements, securities are set aside as collateral by the Fund’s custodian.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by the Fund’s sub-adviser.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the

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termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations. Certain of the Fund’s derivative agreements contain provisions that require the Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over one-month, three-month and 12-month periods. If the Fund were to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. For the year ended March 31, 2011, the Fund did maintain the required level of net assets and/or the NAV of the Fund did not decline below the limits set forth in the derivative agreements.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swaps — Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Any upfront payments made or received upon entering a credit default swap contract are treated as part of the cost and are reflected as part of the unrealized gain (loss) on valuation. Upon termination of the swap contract, the amount included in the cost is reversed and becomes part of the swap’s realized gain (loss).

The sub-advisers monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of its ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a credit default swap increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. Any current or future declines in the fair value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. The change in value is recorded within unrealized appreciation (depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain (loss) is recorded.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering

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either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the

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agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps involve greater risks than if the Funds had invested in the referenced obligation directly. In addition to general market risks, credit default swaps are subject to liquidity risk and counterparty credit risk. The Funds enter into credit default swaps with counterparties meeting defined criteria for financial strength. A buyer also may lose its investment and recover nothing should a credit event not occur. If a credit event did occur, the value of the referenced obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value.

Cross-Currency Swap Agreements — Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows but only for exchanging interest cash flows.

Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements — Total return swap agreements on commodities involve commitments where exchanged cash flows based on the price of a commodity and in return receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return

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receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

FASB “Derivatives and Hedging” includes required disclosure for (i) the nature and terms of the derivative, reasons for entering into the derivative, the events or circumstances that would require the seller to perform under the derivative, and the current status of the payment/performance risk of the derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the derivative, (iii) the fair value of the derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. FASB “Guarantees” require additional disclosures about the current status of the payment/performance risk of a guarantee. All of this information has been incorporated for the current period as part of the Schedules of Investments within the Swap agreements outstanding disclosure and in the Notes to Financial Statements.

As of March 31, 2011, the Low-Duration Bond Fund and the Medium-Duration Bond Fund are the buyers (“receiving protection”) on a total notional amount of $44,108,695 and $28,420,000, respectively, and Medium-Duration Bond Fund is the seller (“providing protection”) on a total notional amount of $5,100,000. The notional amounts of the swaps are not recorded in the financial statements; however, the notional amount does approximate the maximum potential amount of future payments that the Funds could be required to make if the Funds were the seller of protection and a credit event were to occur. Those credit default swaps for which the Funds are providing protection at balance sheet date are summarized as follows:

	Single Name Credit Default Swaps		Credit Default Swap Index
Reference Asset	Corporate Debt	Sovereign Debt	Asset-Backed Securities	Corporate Debt	Total
Medium-Duration Bond Fund
Fair value of written credit derivatives	$142,821	$(7,252)	$—	$—	$135,569
Maximum potential amount of future payments	4,100,000	1,000,000	—	—	5,100,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—
Collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of triggering event	—	—	—	—	—

The credit spread disclosed below for each referenced obligation where the Funds are the seller of protection is a representation of the current payment/performance risk of the swap.

	Maximum Potential Amount of Futures Payments by Contract Term
Current credit spread on underlying (in basis points)	0-6 Months	6-12 Months	1-5 Years	5-10 Years	More Than 10 Years	Total
Medium-Duration Bond Fund
0 - 100	$—	$—	$—	$—	$—	$—
101 - 250	—	—	—	4,100,000	—	4,100,000
251 - 500	—	—	—	1,000,000	—	1,000,000
501 - 1,000	—	—	—	—	—	—
Greater than 1,000	—	—	—	—	—	—

Total	$—	$—	$—	$5,100,000	$—	$5,100,000

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Derivative Holdings Categorized by Risk Exposure

FASB “Derivatives and Hedging” also requires all companies to disclose information intended to enable financial statement users to understand how and why the entity uses derivative instruments, how derivatives are accounted for, and how derivative instruments affect the entity’s financial position, results of operations, and cash flows.

	Asset Derivative Value
Fund	Total Value at 03/31/11	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2015 Fund
Futures	$41,063	$—	$—	$—	$41,063

MyDestination 2025 Fund
Futures	$37,346	$—	$—	$—	$37,346

MyDestination 2035 Fund
Futures	$30,901	$—	$—	$—	$30,901

MyDestination 2045 Fund
Futures	$38,022	$—	$—	$—	$38,022

Conservative Allocation Fund
Futures	$14,920	$—	$—	$—	$14,920

Balanced Allocation Fund
Futures	$145,044	$—	$—	$—	$145,044

Growth Allocation Fund
Futures	$149,098	$—	$—	$—	$149,098

Aggressive Allocation Fund
Futures	$168,285	$—	$—	$—	$168,285

Balanced Allocation Fund I
Futures	$32,813	$—	$—	$—	$32,813

Growth Allocation Fund I
Futures	$41,862	$—	$—	$—	$41,862

Aggressive Allocation Fund I
Futures	$38,631	$—	$—	$—	$38,631

Low-Duration Bond Fund
Forwards	$317,673	$—	$317,673	$—	$—
Futures	(148,063)	(148,063)	—	—	—
Swaps	1,105,251	50,972	—	1,054,279	—

Totals	$1,274,861	$(97,091)	$317,673	$1,054,279	$—

Medium-Duration Bond Fund
Forwards	$663,870	$—	$663,870	$—	$—
Futures	(25,096)	(25,096)	—	—	—
Swaps	1,998,831	1,553,739	—	445,092	—

Totals	$2,637,605	$1,528,643	$663,870	$445,092	$—

126

	Asset Derivative Value
Fund	Total Value at 03/31/11	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Global Bond Fund
Forwards	$576,235	$—	$576,235	$—	$—
Futures	2,779	2,779		—	—

Total	$579,014	$2,779	$576,235	$—	$—

Equity Index Fund
Futures	$91,625	$—	$—	$—	$91,625

RealEstateSecuritiesFund
Futures	$118,023	$—	$—	$—	$118,023

Value Equity Fund
Futures	$482,319	$—	$—	$—	$482,319

Growth Equity Fund
Futures	$662,150	$—	$—	$—	$662,150

Small Cap Equity Fund
Forwards	$4,978	$—	$4,978	$—	$—
Futures	2,695,234	22,458	—	—	2,672,776

Total	$2,700,212	$22,458	$4,978	$—	$2,672,776

International Equity Fund
Forwards	$783,014	$—	$783,014	$—	$—
Futures	2,499,556	—	—	—	2,499,556

Total	$3,282,570	$—	$783,014	$—	$2,499,556

	Liability Derivative Value
Fund	Total Value at 03/31/11	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Low-Duration Bond Fund
Forwards	$1,692,361	$—	$1,692,361	$—	$—
Futures	142,065	142,065	—	—	—
Written Options	479,490	479,490	—	—	—
Swaps	1,083,688	86,348	—	997,340

Totals	$3,397,604	$707,903	$1,692,361	$997,340	$—

Medium-Duration Bond Fund
Forwards	$1,701,552	$—	$1,701,552	$—	$—
Futures	193,384	193,384	—	—	—
Written Options	576,272	576,272	—	—	—
Swaps	1,773,286	1,713,805	—	59,481	—

Totals	$4,244,494	$2,483,461	$1,701,552	$59,481	$—

Inflation Protected Bond Fund
Futures	$19,176	$19,176	$—	$—	$—

Global Bond Fund
Forwards	$1,082,510	$—	$1,082,510	$—	$—
Futures	14,163	14,163	—	—	—

Totals	$1,096,673	$14,163	$1,082,510	$—	$—

127

	Liability Derivative Value
Fund	Total Value at 03/31/11	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Small Cap Equity Fund
Forwards	$32,499	$—	$32,499	$—	$—
Futures	26,071	26,071	—	—	—
Written Options	4,025	4,025	—	—	—

Totals	$62,595	$30,096	$32,499	$—	$—

International Equity Fund
Forwards	$1,202,005	$—	$1,202,005	$—	$—
Futures	1,032,484	—	—	—	1,032,484

Totals	$2,234,489	$—	$1,202,005	$—	$1,032,484

Volume of Derivative Transactions

The table below summarizes the average balance of derivative holdings by fund during the year ended March 31, 2011. The average balance of derivatives held is indicative of the trading volume of each Fund.

	Asset Derivative Volume
Fund	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Purchased Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
MyDestination 2015 Fund	$—	$2,570,953	$—	$—
MyDestination 2025 Fund	—	3,316,811	—	—
MyDestination 2035 Fund	—	2,342,170	—	—
MyDestination 2045 Fund	—	2,187,066	—	—
Conservative Allocation Fund	—	1,160,995	—	—
Balanced Allocation Fund	—	13,701,814	—	—
Growth Allocation Fund	—	13,807,708	—	—
Aggressive Allocation Fund	—	17,129,956	—	—
Balanced Allocation Fund I	—	3,140,237	—	—
Growth Allocation Fund I	—	3,424,464	—	—
Aggressive Allocation Fund I	—	2,846,497	—	—
Low-Duration Bond Fund	3,267,746	200,252,190	—	59,188,887
Medium-Duration Bond Fund	32,615,460	250,309,700	6,035	200,361,904
Inflation Protected Bond Fund	—	5,371,820	—	—
Global Bond Fund	(5,198,044)	371,037	55,445	—
Equity Index Fund	—	11,010,644	—	—
Real Estate Securities Fund	—	4,160,266	—	—
Value Equity Fund	—	38,378,685	—	—
Growth Equity Fund	—	54,639,012	—	—
Small Cap Equity Fund	(1,115,123)	74,547,011	—	—
International Equity Fund	61,087,620	80,552,365	—	—

128

	Liability Derivative Volume
Fund	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Written Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
Low-Duration Bond Fund	$(53,145,349)	$(45,648,283)	$(463,348)	$—
Medium-Duration Bond Fund	(54,758,921)	(43,162,699)	(498,563)	—
Inflation Protected Bond Fund	—	(8,414,690)	—	—
Global Bond Fund	1,957,662	(10,259,714)	—	—
Small Cap Equity Fund	(960,694)	(5,125,003)	(10,835)	—
International Equity Fund	(51,849,712)	(5,558,784)	—	—

3. SECURITIES LENDING

Through an agreement with The Northern Trust Company (“Northern Trust”) (the Funds’ custodian) the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. The Select Funds receive cash or U.S. government securities as collateral against the loaned securities in an amount at least equal to the market value of the loaned securities. The Funds continue to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term money market fund of Northern Trust, an affiliate of the Funds, that invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities. At March 31, 2011, the market values of loaned securities and collateral received were as follows:

Fund	Value of Securities Loaned	Value of Cash Collateral	Value of Non-cash Collateral	Total Value of Collateral
Money Market	$14,782,450	$14,982,813	$—	$14,982,813
Low-Duration Bond	92,722,907	69,282,722	25,068,941	94,351,663
Medium-Duration Bond	103,458,290	104,987,482	610,104	105,597,586
Extended-Duration Bond	49,563,302	48,890,353	1,797,310	50,687,663
Inflation Protected Bond	35,389,163	24,541,582	11,528,289	36,069,871
Global Bond	36,987,885	34,574,040	3,441,891	38,015,931
Equity Index	23,986,359	24,297,416	81,897	24,379,313
Real Estate Securities	36,205,716	36,561,389	—	36,561,389
Value Equity	76,310,868	74,745,702	3,410,632	78,156,334
Growth Equity	111,747,137	105,616,371	6,823,356	112,439,727
Small Cap Equity	172,077,748	169,782,630	4,478,273	174,260,903
International Equity	168,177,554	164,355,843	11,647,076	176,002,919

4. Futures Contracts

Investments as of March 31, 2011, included cash and securities that were valued and pledged as collateral to cover initial margin deposits. The market value of the open futures contracts is as follows:

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counterparty	Net Unrealized Appreciation (Depreciation) on Futures
MyDestination 2015 Fund
S&P 500® E-Mini	06/2011	37	$2,384,405	GSC	$41,063

MyDestination 2025 Fund
S&P 500® E-Mini	06/2011	58	$3,830,900	GSC	$37,346

MyDestination 2035 Fund
S&P 500® E-Mini	06/2011	41	$2,708,050	GSC	$30,901

MyDestination 2045 Fund
S&P 500® E-Mini	06/2011	40	$2,642,000	GSC	$38,022

129

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
Conservative Allocation Fund
S&P 500®	06/2011	2	$660,500	GSC	$14,920

Balanced Allocation Fund
S&P 500®	06/2011	38	$12,549,500	GSC	$145,044

Growth Allocation Fund
S&P 500®	06/2011	49	$16,182,250	GSC	$149,098

Aggressive Allocation Fund
S&P 500®	06/2011	44	$14,531,000	GSC	$168,285

Balanced Allocation Fund I
S&P 500® E-Mini	06/2011	56	$3,698,800	GSC	$32,813

Growth Allocation Fund I
S&P 500® E-Mini	06/2011	57	$3,764,850	GSC	$41,862

Aggressive Allocation Fund I
S&P 500® E-Mini	06/2011	44	$2,906,200	GSC	$38,631

Low-Duration Bond Fund
90-Day EURIBOR	06/2011	264	$92,113,034	GSC	$(100,620)
90-Day Sterling	06/2011	19	3,770,372	GSC	2,667
10-Year U.S. Treasury Note	06/2011	(30)	(3,570,938)	CS	(24,659)
2-Year U.S. Treasury Note	06/2011	13	2,835,625	UBS	(21)
2-Year U.S. Treasury Note	06/2011	142	30,973,750	CS	(43)
2-Year U.S. Treasury Note	06/2011	165	35,990,625	CITI	33,942
5-Year U.S. Treasury Note	06/2011	(196)	(22,890,656)	UBS	(110,141)
5-Year U.S. Treasury Note	06/2011	(53)	(6,189,820)	GSC	(5,159)
5-Year U.S. Treasury Note	06/2011	(5)	(583,945)	CS	1,320
90-Day EURIBOR	09/2011	37	12,867,832	GSC	(49,602)
90-Day Euro	09/2011	(1)	(248,850)	CITI	(90)
90-Day EURIBOR	12/2011	11	3,815,439	GSC	(2,923)
90-Day Euro	12/2011	(1)	(248,488)	CITI	35
90-Day Euro	12/2011	252	62,618,853	GSC	59,139
90-Day Euro	03/2012	(3)	(743,588)	CITI	(3,371)
90-Day Euro	03/2012	14	3,470,075	GSC	(125)
90-Day Euro	06/2012	2	493,976	CITI	557
90-Day Euro	09/2012	2	492,050	CITI	507
90-Day Euro	12/2012	1	245,125	UBS	(1,590)
90-Day Euro	12/2012	3	735,375	CS	(4,254)
90-Day Euro	12/2012	59	14,462,375	CITI	(84,619)
90-Day Euro	03/2013	2	488,776	CITI	319
90-Day Euro	06/2013	1	243,713	UBS	(1,903)
90-Day Euro	06/2013	3	731,139	CITI	(8)
90-Day Euro	09/2013	2	486,176	CITI	245
90-Day Euro	12/2013	2	484,976	CITI	269

			$232,843,001		$(290,128)

Medium-Duration Bond Fund
Euro-BOBL	06/2011	14	$2,273,150	GSC	$(10,151)
Euro-Bund	06/2011	9	1,546,895	MLCS	(9,332)
90-Day EURIBOR	06/2011	354	123,515,205	JPM	(130,966)
90-Day Sterling	06/2011	21	4,167,254	JPM	2,948
10-Year U.S. Treasury Note	06/2011	6	714,188	GSC	2,981
10-Year U.S. Treasury Note	06/2011	6	714,188	MLCS	1,527
10-Year U.S. Treasury Note	06/2011	8	952,250	MSCS	3,974
10-Year U.S. Treasury Note	06/2011	20	2,380,625	UBS	12,748

130

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
10-Year U.S. Treasury Note	06/2011	39	$4,642,219	BAR	$(5,299)
10-Year U.S. Treasury Note	06/2011	86	10,236,688	CITI	(87,381)
10-Year U.S. Treasury Note	06/2011	107	12,736,344	JPM	171,550
Long U.S. Treasury Bond	06/2011	(66)	(7,932,375)	BAR	(40,432)
Long U.S. Treasury Bond	06/2011	(40)	(4,807,502)	CITI	(19,876)
Long U.S. Treasury Bond	06/2011	(27)	(3,245,064)	GSC	(26,080)
Ultra Long U.S.Treasury Bond	06/2011	1	123,563	JPM	3,559
Ultra Long U.S.Treasury Bond	06/2011	2	247,125	MSCS	8,353
Ultra Long U.S.Treasury Bond	06/2011	87	10,749,939	CITI	74,094
2-Year U.S. Treasury Note	06/2011	(20)	(4,362,500)	JPM	(4,831)
2-Year U.S. Treasury Note	06/2011	(10)	(2,181,250)	GSC	(4,751)
2-Year U.S. Treasury Note	06/2011	(9)	(1,963,125)	BAR	(1,295)
2-Year U.S. Treasury Note	06/2011	(5)	(1,090,625)	MLCS	(407)
2-Year U.S. Treasury Note	06/2011	105	22,903,125	CITI	15,591
5-Year U.S. Treasury Note	06/2011	(86)	(10,043,858)	MLCS	(39,694)
5-Year U.S. Treasury Note	06/2011	(49)	(5,722,664)	GSC	(19,800)
5-Year U.S. Treasury Note	06/2011	(45)	(5,255,508)	BAR	(31,567)
5-Year U.S. Treasury Note	06/2011	(15)	(1,751,835)	MSCS	(3,681)
5-Year U.S. Treasury Note	06/2011	(10)	(1,167,891)	JPM	(970)
5-Year U.S. Treasury Note	06/2011	23	2,686,148	MLCS	(397)
5-Year U.S. Treasury Note	06/2011	31	3,620,461	JPM	(7,801)
5-Year U.S. Treasury Note	06/2011	81	9,459,914	DEUT	(11,219)
5-Year U.S. Treasury Note	06/2011	119	13,897,898	CITI	(94,472)
90-Day EURIBOR	09/2011	52	18,084,522	JPM	(68,964)
90-Day EURIBOR	09/2011	72	25,040,108	MLCS	(4,509)
90-Day EURIBOR	12/2011	25	8,671,452	JPM	(6,643)
90-Day Euro	12/2011	437	108,589,040	JPM	112,301
90-Day Euro	03/2012	41	10,162,364	JPM	2,412

			$348,590,468		$(218,480)

Inflation Protected Bond Fund
10-Year U.S. Treasury Note	06/2011	(8)	$(952,250)	UBS	$10,487
Long U.S. Treasury Bond	06/2011	(19)	(2,283,564)	UBS	(25,599)
Ultra Long U.S.Treasury Bond	06/2011	(13)	(1,606,313)	UBS	(9,673)
2-Year U.S. Treasury Note	06/2011	(19)	(4,144,375)	UBS	6,792
5-Year U.S. Treasury Note	06/2011	(6)	(700,734)	UBS	(1,183)

			$(9,687,236)		$(19,176)

Global Bond Fund
Euro-Bund	06/2011	(20)	$(3,437,544)	GSC	$11,929
10-Year U.S. Treasury Note	06/2011	(5)	(595,157)	GSC	(7,275)
Long U.S. Treasury Bond	06/2011	3	360,563	GSC	2,779
5-Year U.S. Treasury Note	06/2011	(33)	(3,854,037)	GSC	(18,817)

			$(7,526,175)		$(11,384)

Equity Index Fund
S&P 500®	06/2011	31	$10,237,750	GSC	$91,625

Real Estate Securities Fund
Russell 2000® IMM-Mini	06/2011	51	$4,292,670	GSC	$118,023

Value Equity Fund
S&P 500®	06/2011	115	$37,978,750	GSC	$471,225
S&P 500® E-Mini	06/2011	17	1,122,850	GSC	11,094

			$39,101,600		$482,319

131

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
Growth Equity Fund
S&P 500®	06/2011	173	$57,133,250	GSC	$662,150

Small Cap Equity Fund
Euro-BOBL	06/2011	2	$324,736	GSC	$(1,450)
Euro-Bund	06/2011	2	343,754	GSC	(2,088)
Russell 2000® IMM-Mini	06/2011	850	71,544,500	GSC	2,672,776
10-Year U.S. Treasury Note	06/2011	17	2,023,531	GSC	(4,461)
Long U.S. Treasury Bond	06/2011	(7)	(841,313)	GSC	(31,562)
Ultra Long U.S.Treasury Bond	06/2011	10	1,235,628	GSC	31,357
2-Year U.S. Treasury Note	06/2011	(16)	(3,490,000)	GSC	(2,646)
5-Year U.S. Treasury Note	06/2011	(18)	(2,102,203)	GSC	8,137
90-Day EURIBOR	09/2011	14	4,868,911	GSC	(900)

			$73,907,544		$2,669,163

International Equity Fund
AEX Index	04/2011	72	$7,430,402	BAR	$349,362
CAC40 Index	04/2011	89	5,033,857	BAR	273,860
IBEX 35	04/2011	8	1,198,152	BAR	17,389
OMX 30 Index	04/2011	(72)	(1,279,013)	BAR	(77,330)
Hang Seng Index	04/2011	(9)	(1,360,376)	BAR	(22,084)
MSCI Singapore Index	04/2011	2	116,430	BAR	2,554
TOPIX Index	06/2011	17	1,769,897	BAR	(114,281)
ASX SPI 200 Index®	06/2011	(68)	(8,554,599)	BAR	(506,100)
S&P/TSE 60 Index	06/2011	(12)	(1,998,474)	BAR	(60,862)
DAX Index	06/2011	17	4,263,431	BAR	252,814
MSCI EAFE Index E-Mini	06/2011	380	32,053,000	GSC	921,974
MSCI Emerging Markets E-Mini	06/2011	236	13,783,580	GSC	645,878
FTSE MIB Index	06/2011	42	5,785,808	BAR	150,006
Swiss Market Index Future	06/2011	(106)	(7,224,388)	JPM	(366,108)

			$51,017,707		$1,467,072

5. Forward Foreign Currency Contracts

As of March 31, 2011, the following Funds have forward foreign currency exchange contracts that obligate them to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
Low-Duration Bond Fund
04/04/11	Brazilian Reals	785,978	U.S. Dollars	463,269	BAR	$17,779
04/04/11	Euro	1,070,000	U.S. Dollars	1,519,507	CITI	(3,110)
04/04/11	U.S. Dollars	470,364	Brazilian Reals	785,978	CITI	(10,681)
04/06/11	Taiwan Dollars	21,600,000	U.S. Dollars	726,050	DEUT	8,571
04/06/11	Taiwan Dollars	15,126,480	U.S. Dollars	510,254	DEUT	4,201
04/06/11	U.S. Dollars	1,247,291	Taiwan Dollars	36,726,480	BAR	(1,786)
04/07/11	Chinese Yuan Renminbi	3,309,368	U.S. Dollars	499,000	JPM	6,552
04/07/11	U.S. Dollars	502,943	Chinese Yuan Renminbi	3,309,368	DEUT	(2,608)
04/11/11	U.S. Dollars	6,960,471	Canadian Dollars	6,774,000	RBS	(24,948)
04/11/11	U.S. Dollars	10,490,985	Euro	7,506,000	CITIG	(144,313)

132

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/11/11	U.S. Dollars	1,501,971	United Kingdom Pounds	924,000	HSBC	$19,865
04/14/11	U.S. Dollars	877,929	United Kingdom Pounds	548,000	UBS	(1,035)
04/14/11	U.S. Dollars	5,000,580	United Kingdom Pounds	3,205,500	CITI	(140,905)
04/14/11	U.S. Dollars	2,395,318	United Kingdom Pounds	1,480,000	CITI	21,461
04/19/11	U.S. Dollars	8,670,825	Euro	6,432,000	UBS	(441,373)
04/19/11	U.S. Dollars	472,911	Euro	343,000	DEUT	(13,016)
04/19/11	U.S. Dollars	3,722,519	Euro	2,734,000	DEUT	(150,732)
04/19/11	U.S. Dollars	506,651	Euro	374,000	JPM	(23,193)
04/27/11	U.S. Dollars	6,899,977	Euro	5,042,000	CITI	(241,960)
04/27/11	U.S. Dollars	1,518,880	Euro	1,070,000	CITI	3,237
04/28/11	Chinese Yuan Renminbi	952,416	U.S. Dollars	144,000	MLCS	1,658
04/28/11	Chinese Yuan Renminbi	1,137,780	U.S. Dollars	172,000	JPM	2,007
04/29/11	Australian Dollars	5,626,000	U.S. Dollars	5,604,657	MLCS	151,051
04/29/11	U.S. Dollars	5,744,593	Australian Dollars	5,616,000	DEUT	(297,882)
05/05/11	Norwegian Krone	1,664,000	U.S. Dollars	288,871	BAR	11,459
05/09/11	South Korean Won	177,000,000	U.S. Dollars	157,670	HSBC	3,293
05/09/11	South Korean Won	327,000,000	U.S. Dollars	291,496	CITI	5,876
05/09/11	South Korean Won	355,000,000	U.S. Dollars	313,784	RBS	9,050
05/09/11	South Korean Won	363,200,000	U.S. Dollars	321,558	CITI	8,733
05/09/11	South Korean Won	408,000,000	U.S. Dollars	359,778	JPM	11,254
05/09/11	South Korean Won	224,000,000	U.S. Dollars	200,000	CITI	3,704
05/09/11	South Korean Won	93,800,000	U.S. Dollars	83,504	BAR	1,797
05/09/11	South Korean Won	75,549,400	U.S. Dollars	66,575	GSC	2,129
05/09/11	South Korean Won	148,733,900	U.S. Dollars	128,418	JPM	6,839
06/02/11	Brazilian Reals	785,978	U.S. Dollars	463,977	CITI	10,870
06/02/11	U.S. Dollars	140,000	Brazilian Reals	238,294	UBS	(3,965)
06/02/11	U.S. Dollars	330,000	Brazilian Reals	561,660	RBS	(9,326)
06/09/11	Singapore Dollars	235,045	U.S. Dollars	183,480	GSC	3,016
06/13/11	U.S. Dollars	660,996	United Kingdom Pounds	412,000	CS	748
06/13/11	U.S. Dollars	660,787	United Kingdom Pounds	412,000	CITI	539
06/15/11	Chinese Yuan Renminbi	319,176	U.S. Dollars	48,000	HSBC	938
06/20/11	U.S. Dollars	21,299,585	Canadian Dollars	20,817,000	BNP	(132,092)
11/04/11	Chinese Yuan Renminbi	2,490,150	U.S. Dollars	390,000	DEUT	(5,539)
01/11/12	Taiwan Dollars	36,726,480	U.S. Dollars	1,281,454	BAR	(21,139)
02/13/12	Chinese Yuan Renminbi	5,083,996	U.S. Dollars	789,747	CITI	(831)
02/13/12	Chinese Yuan Renminbi	2,482,791	U.S. Dollars	385,347	DEUT	(77)
02/13/12	Chinese Yuan Renminbi	2,619,822	U.S. Dollars	406,300	BAR	234
02/13/12	Chinese Yuan Renminbi	2,496,098	U.S. Dollars	387,172	CITI	163
02/13/12	Chinese Yuan Renminbi	8,799,062	U.S. Dollars	1,367,801	BAR	(2,395)
02/13/12	Chinese Yuan Renminbi	3,029,001	U.S. Dollars	471,000	JPM	(971)
02/13/12	Chinese Yuan Renminbi	7,223,298	U.S. Dollars	1,124,074	CITI	(3,189)
02/13/12	Chinese Yuan Renminbi	2,526,343	U.S. Dollars	392,076	JPM	(48)
02/13/12	Chinese Yuan Renminbi	2,388,307	U.S. Dollars	370,654	DEUT	(45)
02/13/12	Chinese Yuan Renminbi	1,994,287	U.S. Dollars	309,696	UBS	(230)
02/13/12	Chinese Yuan Renminbi	567,800	U.S. Dollars	87,461	DEUT	648
02/01/13	Chinese Yuan Renminbi	3,309,368	U.S. Dollars	522,229	DEUT	(14,971)

						$(1,374,688)

133

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
Medium-Duration Bond Fund
04/01/11	Euro	617,905	U.S. Dollars	871,246	JPM	$4,429
04/01/11	U.S. Dollars	834,608	Euro	617,905	JPM	(41,067)
04/04/11	Brazilian Reals	1,259,435	U.S. Dollars	742,329	BAR	28,488
04/04/11	U.S. Dollars	753,701	Brazilian Reals	1,259,435	CITI	(17,116)
04/06/11	Taiwan Dollars	28,300,000	U.S. Dollars	951,261	DEUT	11,230
04/06/11	Taiwan Dollars	19,762,980	U.S. Dollars	666,655	DEUT	5,489
04/06/11	Taiwan Dollars	48,062,980	U.S. Dollars	1,631,023	BAR	3,611
04/06/11	U.S. Dollars	1,632,297	Taiwan Dollars	48,062,980	BAR	(2,337)
04/06/11	U.S. Dollars	1,631,023	Taiwan Dollars	48,062,980	DEUT	(3,611)
04/07/11	Chinese Yuan Renminbi	3,959,304	U.S. Dollars	597,000	JPM	7,839
04/07/11	U.S. Dollars	601,718	Chinese Yuan Renminbi	3,959,304	DEUT	(3,121)
04/14/11	U.S. Dollars	1,414,144	Japanese Yen	117,763,000	RBC	(1,728)
04/19/11	U.S. Dollars	13,984,941	Euro	10,374,000	UBS	(711,880)
04/19/11	U.S. Dollars	732,884	Euro	541,000	JPM	(33,550)
04/28/11	Chinese Yuan Renminbi	1,871,762	U.S. Dollars	283,000	CITI	3,259
04/28/11	Chinese Yuan Renminbi	2,255,715	U.S. Dollars	341,000	JPM	3,979
04/29/11	U.S. Dollars	10,229,999	Australian Dollars	10,001,000	DEUT	(530,472)
05/05/11	Norwegian Krone	1,133,000	U.S. Dollars	196,689	BAR	7,802
05/09/11	Indian Rupees	56,916,480	U.S. Dollars	1,228,502	BAR	38,375
05/09/11	South Korean Won	113,637,000	U.S. Dollars	100,000	MSCS	3,341
05/09/11	South Korean Won	423,000,000	U.S. Dollars	376,804	HSBC	7,869
05/09/11	South Korean Won	782,000,000	U.S. Dollars	697,094	CITI	14,051
05/09/11	South Korean Won	848,000,000	U.S. Dollars	749,547	RBS	21,618
05/09/11	South Korean Won	868,500,000	U.S. Dollars	768,924	CITI	20,883
05/09/11	South Korean Won	975,800,000	U.S. Dollars	860,470	JPM	26,916
05/09/11	South Korean Won	536,000,000	U.S. Dollars	478,571	CITI	8,863
05/09/11	South Korean Won	224,100,000	U.S. Dollars	199,501	BAR	4,293
05/09/11	South Korean Won	180,516,800	U.S. Dollars	159,074	GSC	5,087
05/09/11	South Korean Won	2,763,997,700	U.S. Dollars	2,386,460	JPM	127,099
05/12/11	U.S. Dollars	870,613	Euro	617,905	JPM	(4,374)
05/18/11	Canadian Dollars	1,175,203	U.S. Dollars	1,174,945	JPM	35,943
05/18/11	U.S. Dollars	1,862,311	Canadian Dollars	1,842,980	CS	(36,650)
05/18/11	U.S. Dollars	1,129,455	Euro	824,514	BAR	(37,966)
05/18/11	U.S. Dollars	2,107,775	Euro	1,524,701	CITIC	(51,026)
05/18/11	U.S. Dollars	1,918,463	Japanese Yen	156,230,000	CITIC	39,701
06/02/11	Brazilian Reals	1,259,435	U.S. Dollars	743,468	CITI	17,419
06/02/11	U.S. Dollars	340,000	Brazilian Reals	576,062	DEUT	(8,027)
06/02/11	U.S. Dollars	310,000	Brazilian Reals	527,620	RBC	(8,761)
06/02/11	U.S. Dollars	130,000	Brazilian Reals	221,273	UBS	(3,682)
06/09/11	Singapore Dollars	1,720,000	U.S. Dollars	1,318,392	DEUT	46,341
06/09/11	Singapore Dollars	947,586	U.S. Dollars	728,296	DEUT	23,565
06/09/11	Singapore Dollars	1,498,912	U.S. Dollars	1,170,074	GSC	19,236
06/13/11	U.S. Dollars	957,499	United Kingdom Pounds	597,000	CITI	781
06/13/11	U.S. Dollars	956,199	United Kingdom Pounds	596,000	CS	1,083
06/15/11	Australian Dollars	106,000	U.S. Dollars	106,755	WEST	3,331
06/15/11	Australian Dollars	124,454	U.S. Dollars	122,951	UBS	1,509
06/15/11	Australian Dollars	103,000	U.S. Dollars	100,171	MLCS	(401)
06/15/11	Australian Dollars	107,000	U.S. Dollars	108,724	CITI	4,302
06/15/11	Australian Dollars	104,000	U.S. Dollars	103,414	MSCS	1,943
06/15/11	Canadian Dollars	334,471	U.S. Dollars	339,841	RBS	4,551

134

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/15/11	Canadian Dollars	85,088	U.S. Dollars	87,140	UBS	$472
06/15/11	Canadian Dollars	94,000	U.S. Dollars	96,174	MLCS	615
06/15/11	Chinese Yuan Renminbi	6,583,005	U.S. Dollars	990,000	HKSB	19,343
06/15/11	Euro	75,000	U.S. Dollars	106,264	HKSB	(138)
06/15/11	Euro	149,000	U.S. Dollars	211,409	JPM	(570)
06/15/11	Euro	119,644	U.S. Dollars	168,750	WEST	549
06/15/11	Euro	75,000	U.S. Dollars	106,499	MLCS	(373)
06/15/11	Euro	52,000	U.S. Dollars	73,840	JPM	(258)
06/15/11	Euro	37,000	U.S. Dollars	52,257	RBS	99
06/15/11	Euro	112,000	U.S. Dollars	158,868	CS	(385)
06/15/11	Euro	76,000	U.S. Dollars	106,559	DEUT	983
06/15/11	Euro	38,000	U.S. Dollars	52,900	RBS	871
06/15/11	Euro	38,000	U.S. Dollars	52,900	HKSB	871
06/15/11	Japanese Yen	16,969,752	U.S. Dollars	212,000	SS	(7,886)
06/15/11	Japanese Yen	4,307,062	U.S. Dollars	53,085	HKSB	(1,279)
06/15/11	New Zealand Dollars	432,965	U.S. Dollars	314,679	DEUT	13,983
06/15/11	New Zealand Dollars	144,000	U.S. Dollars	105,169	WEST	4,141
06/15/11	New Zealand Dollars	145,000	U.S. Dollars	105,773	WEST	4,296
06/15/11	New Zealand Dollars	141,884	U.S. Dollars	106,611	WEST	1,092
06/15/11	Norwegian Krone	1,324,322	U.S. Dollars	233,641	WEST	4,813
06/15/11	Norwegian Krone	592,660	U.S. Dollars	106,000	HKSB	713
06/15/11	Norwegian Krone	591,491	U.S. Dollars	106,000	HKSB	502
06/15/11	Swedish Kronor	1,497,940	U.S. Dollars	233,641	RBS	2,723
06/15/11	Swedish Kronor	331,699	U.S. Dollars	52,325	HKSB	15
06/15/11	Swedish Kronor	444,385	U.S. Dollars	70,704	UBS	(583)
06/15/11	Switzerland Francs	95,414	U.S. Dollars	106,000	UBS	(2,065)
06/15/11	Switzerland Francs	95,848	U.S. Dollars	105,787	UBS	(1,377)
06/15/11	Switzerland Francs	95,369	U.S. Dollars	105,200	UBS	(1,312)
06/15/11	Switzerland Francs	95,692	U.S. Dollars	106,289	UBS	(2,050)
06/15/11	U.S. Dollars	87,339	Australian Dollars	85,472	WEST	(3,909)
06/15/11	U.S. Dollars	210,294	Australian Dollars	210,000	CITI	(5,408)
06/15/11	U.S. Dollars	106,000	Canadian Dollars	104,401	RBS	(1,498)
06/15/11	U.S. Dollars	52,900	Canadian Dollars	52,493	RBS	(1,150)
06/15/11	U.S. Dollars	105,304	Canadian Dollars	103,715	CITI	(1,488)
06/15/11	U.S. Dollars	127,440	Switzerland Francs	116,681	WEST	338
06/15/11	U.S. Dollars	106,000	Switzerland Francs	97,418	UBS	(121)
06/15/11	U.S. Dollars	169,467	Switzerland Francs	153,763	HKSB	1,970
06/15/11	U.S. Dollars	87,140	Switzerland Francs	79,814	UBS	198
06/15/11	U.S. Dollars	52,257	Switzerland Francs	47,138	RBS	909
06/15/11	U.S. Dollars	105,909	Switzerland Francs	95,992	MLCS	1,344
06/15/11	U.S. Dollars	158,868	Switzerland Francs	143,252	CS	2,820
06/15/11	U.S. Dollars	105,791	Switzerland Francs	95,784	HKSB	1,451
06/15/11	U.S. Dollars	257,596	Euro	184,424	RBS	(3,368)
06/15/11	U.S. Dollars	105,787	Euro	75,000	UBS	(340)
06/15/11	U.S. Dollars	106,611	Euro	75,000	WEST	485
06/15/11	U.S. Dollars	52,325	Euro	37,000	HKSB	(31)
06/15/11	U.S. Dollars	105,200	Euro	75,000	UBS	(927)
06/15/11	U.S. Dollars	106,292	Euro	75,000	CITI	165
06/15/11	U.S. Dollars	70,704	Euro	50,000	UBS	(47)
06/15/11	U.S. Dollars	74,444	Euro	53,000	HSBC	(552)
06/15/11	U.S. Dollars	106,289	Euro	76,000	UBS	(1,253)
06/15/11	U.S. Dollars	53,538	United Kingdom Pounds	33,000	CITI	656

135

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/15/11	U.S. Dollars	106,499	United Kingdom Pounds	65,228	MLCS	$1,971
06/15/11	U.S. Dollars	73,840	United Kingdom Pounds	45,771	JPM	492
06/15/11	U.S. Dollars	105,152	United Kingdom Pounds	66,000	HKSB	(613)
06/15/11	U.S. Dollars	233,641	Japanese Yen	18,887,275	DEUT	6,463
06/15/11	U.S. Dollars	106,000	Japanese Yen	8,340,398	CITI	5,681
06/15/11	U.S. Dollars	96,173	Japanese Yen	7,771,544	MLCS	2,697
06/15/11	U.S. Dollars	106,000	Norwegian Krone	602,699	HKSB	(2,520)
06/15/11	U.S. Dollars	53,085	Norwegian Krone	298,000	HKSB	(572)
06/15/11	U.S. Dollars	105,543	New Zealand Dollars	147,000	WEST	(6,044)
06/15/11	U.S. Dollars	67,787	New Zealand Dollars	93,000	MSCS	(2,809)
06/15/11	U.S. Dollars	105,200	New Zealand Dollars	143,000	CITI	(3,351)
06/15/11	U.S. Dollars	106,559	New Zealand Dollars	149,051	DEUT	(6,585)
06/15/11	U.S. Dollars	52,900	Swedish Kronor	344,193	HKSB	(1,411)
06/15/11	United Kingdom Pounds	66,386	U.S. Dollars	106,778	DEUT	(395)
06/15/11	United Kingdom Pounds	45,000	U.S. Dollars	73,666	HKSB	(1,554)
06/15/11	United Kingdom Pounds	65,000	U.S. Dollars	105,791	HKSB	(1,629)
06/15/11	United Kingdom Pounds	65,000	U.S. Dollars	105,069	MLCS	(907)
06/15/11	United Kingdom Pounds	65,308	U.S. Dollars	106,292	CITI	(1,636)
06/20/11	U.S. Dollars	11,378,810	Canadian Dollars	11,121,000	CS	(70,569)
07/07/11	Mexican Pesos	74,599	U.S. Dollars	6,009	HSBC	207
08/11/11	Malaysian Ringgits	8,484	U.S. Dollars	2,742	CITI	33
09/14/11	Chinese Yuan Renminbi	2,088,450	U.S. Dollars	315,000	UBS	6,639
09/14/11	Chinese Yuan Renminbi	1,401,040	U.S. Dollars	211,000	CITI	4,772
09/14/11	Chinese Yuan Renminbi	875,160	U.S. Dollars	132,000	RBS	2,782
11/04/11	Chinese Yuan Renminbi	5,139,925	U.S. Dollars	805,000	DEUT	(11,434)
11/15/11	Chinese Yuan Renminbi	2,900,436	U.S. Dollars	438,000	DEUT	10,052
01/11/12	Taiwan Dollars	48,062,980	U.S. Dollars	1,677,006	BAR	(27,663)
02/13/12	Chinese Yuan Renminbi	6,402,937	U.S. Dollars	994,631	CITI	(1,047)
02/13/12	Chinese Yuan Renminbi	3,324,821	U.S. Dollars	515,636	BAR	297
02/13/12	Chinese Yuan Renminbi	3,167,798	U.S. Dollars	491,360	CITI	207
02/13/12	Chinese Yuan Renminbi	3,150,917	U.S. Dollars	489,045	DEUT	(97)
02/13/12	Chinese Yuan Renminbi	9,097,230	U.S. Dollars	1,415,691	CITI	(4,016)
02/13/12	Chinese Yuan Renminbi	11,081,793	U.S. Dollars	1,722,648	BAR	(3,016)
02/13/12	Chinese Yuan Renminbi	3,839,307	U.S. Dollars	597,000	JPM	(1,230)
02/13/12	Chinese Yuan Renminbi	3,032,686	U.S. Dollars	470,658	DEUT	(57)
02/13/12	Chinese Yuan Renminbi	3,207,965	U.S. Dollars	497,861	JPM	(60)
02/13/12	Chinese Yuan Renminbi	2,532,357	U.S. Dollars	393,254	UBS	(292)
02/13/12	Chinese Yuan Renminbi	821,640	U.S. Dollars	126,562	DEUT	937
02/01/13	Chinese Yuan Renminbi	3,959,304	U.S. Dollars	624,792	DEUT	(17,911)

						$(1,037,682)

Global Bond Fund
05/18/11	U.S. Dollars	570,460	Australian Dollars	567,400	BAR	$(18,938)
05/18/11	U.S. Dollars	764,126	Australian Dollars	760,000	JPM	(25,394)
05/18/11	Australian Dollars	630,000	U.S. Dollars	630,397	CS	18,045
05/18/11	U.S. Dollars	630,454	Australian Dollars	631,336	CITIC	(16,802)
05/18/11	Australian Dollars	745,608	U.S. Dollars	745,053	DEUT	20,331
05/18/11	Australian Dollars	587,221	U.S. Dollars	583,560	MSCS	12,765
05/25/11	U.S. Dollars	1,274,464	Brazilian Reals	2,175,000	JPM	(42,022)
05/25/11	U.S. Dollars	1,022,508	Brazilian Reals	1,749,000	JPM	(36,129)

136

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
05/25/11	Brazilian Reals	3,924,000	U.S. Dollars	2,379,624	JPM	$(4,501)
05/18/11	Canadian Dollars	1,005,536	U.S. Dollars	1,005,315	JPM	30,753
05/18/11	Canadian Dollars	820,000	U.S. Dollars	832,352	DEUT	12,547
05/18/11	Euro	1,000,000	U.S. Dollars	1,363,438	JPM	52,439
05/18/11	U.S. Dollars	425,102	Euro	309,451	BAR	(13,043)
05/18/11	U.S. Dollars	2,061,581	Euro	1,500,000	BAR	(62,234)
05/18/11	Euro	1,570,000	U.S. Dollars	2,150,633	BAR	72,293
05/18/11	U.S. Dollars	324,047	Euro	235,952	JPM	(10,032)
05/18/11	U.S. Dollars	2,685,060	Euro	1,947,319	GSC	(72,102)
05/18/11	U.S. Dollars	3,860,687	Euro	2,792,722	CITIC	(93,462)
05/18/11	Euro	1,566,003	U.S. Dollars	2,162,494	CS	54,773
05/18/11	U.S. Dollars	4,195,133	Euro	3,046,552	SG	(118,409)
05/18/11	U.S. Dollars	215,649	Euro	156,522	DEUT	(5,968)
05/18/11	U.S. Dollars	2,460,900	Euro	1,808,255	MSCS	(99,366)
05/18/11	U.S. Dollars	1,650,348	Euro	1,200,000	JPM	(48,704)
05/18/11	U.S. Dollars	1,099,721	Euro	810,903	CITIC	(48,416)
05/18/11	U.S. Dollars	1,267,422	United Kingdom Pounds	787,510	BAR	4,887
05/18/11	United Kingdom Pounds	1,088,000	U.S. Dollars	1,750,962	JPM	(6,681)
05/18/11	U.S. Dollars	323,734	United Kingdom Pounds	200,000	GSC	3,094
05/18/11	U.S. Dollars	1,052,058	United Kingdom Pounds	650,000	CS	9,978
05/18/11	United Kingdom Pounds	1,277,800	U.S. Dollars	2,068,873	SG	(20,305)
05/18/11	U.S. Dollars	5,695,415	Japanese Yen	464,261,748	JPM	112,384
05/18/11	Japanese Yen	837,478,320	U.S. Dollars	10,298,046	GSC	(226,858)
05/18/11	U.S. Dollars	1,572,119	Japanese Yen	128,025,470	CITIC	32,534
05/18/11	Japanese Yen	59,000,000	U.S. Dollars	725,377	CS	(15,866)
05/18/11	Japanese Yen	420,673,260	U.S. Dollars	5,156,131	DEUT	(97,278)
05/18/11	U.S. Dollars	731,793	Japanese Yen	59,645,180	SG	14,524
05/18/11	U.S. Dollars	1,250,000	Japanese Yen	101,178,750	GSC	33,264
05/18/11	U.S. Dollars	1,700,000	Japanese Yen	141,244,500	DEUT	1,449
05/25/11	South Korean Won	590,596,400	U.S. Dollars	522,028	DEUT	14,419
05/18/11	Mexican Pesos	4,650,275	U.S. Dollars	383,423	GSC	5,752
05/18/11	U.S. Dollars	2,411,797	Polish Zloty	6,840,579	CITIC	12,958
05/18/11	Polish Zloty	3,595,438	U.S. Dollars	1,247,636	CITIC	13,204
05/18/11	Polish Zloty	3,197,000	U.S. Dollars	1,099,721	CITIC	21,395
06/15/11	Russian Rubles	12,085,950	U.S. Dollars	409,000	JPM	13,490
05/19/11	South African Rand	988,065	U.S. Dollars	136,032	GSC	8,957

						$(506,275)

Small Cap Equity Fund
05/18/11	U.S. Dollars	499,326	Euro	361,200	CITIG	$(12,088)
05/18/11	U.S. Dollars	534,614	Euro	392,000	MSCS	(20,410)
05/18/11	U.S. Dollars	60,033	Japanese Yen	4,882,084	GSC	1,322
05/18/11	U.S. Dollars	176,583	Japanese Yen	14,380,000	CITIG	3,655

						$(27,521)

International Equity Fund
04/28/11	U.S. Dollars	5,719,023	Australian Dollars	5,691,000	NT	$(203,079)
06/15/11	U.S. Dollars	100,647	Australian Dollars	101,000	RBS	(2,105)
06/15/11	Australian Dollars	11,064,000	U.S. Dollars	11,050,634	RBS	256,045

137

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/15/11	U.S. Dollars	296,180	Australian Dollars	296,000	RBS	$(7,388)
06/15/11	U.S. Dollars	1,490,531	Australian Dollars	1,468,000	RBS	(57,939)
06/15/11	U.S. Dollars	2,296,381	Australian Dollars	2,228,000	RBS	(120,600)
06/15/11	U.S. Dollars	364,877	Australian Dollars	364,000	RBS	(9,739)
06/15/11	U.S. Dollars	90,374	Australian Dollars	92,000	RBS	(585)
06/15/11	Canadian Dollars	8,000	U.S. Dollars	8,192	RBS	45
06/15/11	Canadian Dollars	6,000	U.S. Dollars	6,062	RBS	116
06/15/11	Canadian Dollars	606,000	U.S. Dollars	619,117	RBS	4,857
06/15/11	U.S. Dollars	5,648,075	Switzerland Francs	5,234,000	RBS	(53,431)
06/15/11	Switzerland Francs	156,000	U.S. Dollars	167,347	RBS	2,587
06/15/11	Switzerland Francs	752,000	U.S. Dollars	815,572	RBS	3,598
06/15/11	Switzerland Francs	341,000	U.S. Dollars	378,009	RBS	(6,550)
06/15/11	U.S. Dollars	269,025	Switzerland Francs	243,000	RBS	4,320
06/15/11	Switzerland Francs	17,000	U.S. Dollars	18,539	RBS	(21)
06/15/11	U.S. Dollars	7,963	Danish Kroner	43,000	RBS	(199)
06/15/11	U.S. Dollars	4,072	Danish Kroner	22,000	RBS	(104)
06/15/11	Danish Kroner	146,000	U.S. Dollars	27,337	RBS	373
06/15/11	Danish Kroner	319,000	U.S. Dollars	59,512	RBS	1,033
06/15/11	Danish Kroner	129,000	U.S. Dollars	24,087	RBS	396
06/15/11	Danish Kroner	97,000	U.S. Dollars	18,495	RBS	(85)
06/15/11	U.S. Dollars	111,189	Danish Kroner	589,000	RBS	(601)
06/15/11	Danish Kroner	265,000	U.S. Dollars	50,128	RBS	168
06/15/11	Euro	1,787,000	U.S. Dollars	2,467,389	RBS	61,255
06/15/11	Euro	2,414,000	U.S. Dollars	3,353,198	RBS	62,664
06/15/11	U.S. Dollars	11,747,062	Euro	8,467,000	RBS	(233,926)
06/15/11	Euro	247,000	U.S. Dollars	343,830	RBS	5,680
06/15/11	Euro	46,000	U.S. Dollars	64,055	RBS	1,036
06/15/11	Euro	919,000	U.S. Dollars	1,306,393	RBS	(5,988)
06/15/11	U.S. Dollars	1,252,406	Euro	890,000	RBS	(6,963)
06/15/11	Euro	588,000	U.S. Dollars	829,698	RBS	2,335
06/15/11	U.S. Dollars	639,815	United Kingdom Pounds	393,000	RBS	10,035
06/15/11	United Kingdom Pounds	2,985,000	U.S. Dollars	4,854,047	RBS	(70,600)
06/15/11	U.S. Dollars	746,426	United Kingdom Pounds	462,000	RBS	6,074
06/15/11	United Kingdom Pounds	37,000	U.S. Dollars	59,581	RBS	(288)
06/15/11	U.S. Dollars	784,111	United Kingdom Pounds	481,000	RBS	13,311
06/15/11	United Kingdom Pounds	90,000	U.S. Dollars	143,924	RBS	301
06/15/11	Hong Kong Dollars	45,000	U.S. Dollars	5,783	RBS	6
06/15/11	Hong Kong Dollars	1,673,000	U.S. Dollars	214,928	RBS	296
06/15/11	Hong Kong Dollars	16,000	U.S. Dollars	2,056	RBS	2
06/15/11	U.S. Dollars	1,156	Hong Kong Dollars	9,000	RBS	(1)
06/15/11	Hong Kong Dollars	49,000	U.S. Dollars	6,291	RBS	13
06/15/11	U.S. Dollars	46,566	Hong Kong Dollars	363,000	RBS	(133)
06/15/11	Hong Kong Dollars	204,000	U.S. Dollars	26,180	RBS	64
06/15/11	U.S. Dollars	46,724	Hong Kong Dollars	364,000	RBS	(103)
06/15/11	U.S. Dollars	7,057	Hong Kong Dollars	55,000	RBS	(19)
06/15/11	Israeli Shekels	1,834,000	U.S. Dollars	504,678	RBS	20,712

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Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/15/11	U.S. Dollars	12,148	Israeli Shekels	44,000	RBS	$(457)
06/15/11	U.S. Dollars	7,204	Israeli Shekels	26,000	RBS	(244)
06/15/11	U.S. Dollars	16,246	Israeli Shekels	58,000	RBS	(369)
06/15/11	U.S. Dollars	11,693	Israeli Shekels	42,000	RBS	(339)
06/15/11	Israeli Shekels	38,000	U.S. Dollars	10,756	RBS	130
06/15/11	Israeli Shekels	53,000	U.S. Dollars	15,010	RBS	173
06/15/11	Japanese Yen	30,891,000	U.S. Dollars	376,467	RBS	(4,908)
06/15/11	U.S. Dollars	2,459,118	Japanese Yen	202,028,000	RBS	29,108
06/15/11	U.S. Dollars	1,064,217	Japanese Yen	87,767,000	RBS	8,548
06/15/11	Japanese Yen	172,350,000	U.S. Dollars	2,177,638	RBS	(104,597)
06/15/11	Japanese Yen	128,000	U.S. Dollars	1,582	RBS	(43)
06/15/11	U.S. Dollars	531,219	Japanese Yen	42,991,000	RBS	14,120
06/15/11	U.S. Dollars	109,043	Japanese Yen	8,829,000	RBS	2,848
06/15/11	Japanese Yen	22,662,000	U.S. Dollars	277,417	RBS	(4,837)
06/15/11	U.S. Dollars	1,924,388	Japanese Yen	157,538,000	RBS	29,508
06/15/11	Norwegian Krone	219,000	U.S. Dollars	38,936	RBS	497
06/15/11	Norwegian Krone	48,917,000	U.S. Dollars	8,728,176	RBS	79,684
06/15/11	U.S. Dollars	849,840	Norwegian Krone	4,743,000	RBS	(4,171)
06/15/11	U.S. Dollars	1,079,287	Norwegian Krone	6,059,000	RBS	(11,680)
06/15/11	U.S. Dollars	1,867,584	New Zealand Dollars	2,505,000	RBS	(33,952)
06/15/11	U.S. Dollars	5,155,927	New Zealand Dollars	7,033,000	RBS	(182,797)
06/15/11	U.S. Dollars	1,096,807	New Zealand Dollars	1,492,000	RBS	(35,765)
06/15/11	New Zealand Dollars	282,000	U.S. Dollars	205,690	RBS	8,375
06/15/11	New Zealand Dollars	110,000	U.S. Dollars	78,826	RBS	4,675
06/15/11	New Zealand Dollars	3,039,000	U.S. Dollars	2,242,505	RBS	64,389
06/15/11	New Zealand Dollars	2,242,000	U.S. Dollars	1,678,468	RBS	23,426
06/15/11	U.S. Dollars	468,967	Swedish Kronor	2,975,000	RBS	(466)
06/15/11	Swedish Kronor	4,989,000	U.S. Dollars	781,123	RBS	6,103
06/15/11	Swedish Kronor	87,613,000	U.S. Dollars	13,783,291	RBS	41,374
06/15/11	U.S. Dollars	760,246	Swedish Kronor	4,891,000	RBS	(11,516)
06/15/11	U.S. Dollars	1,246,518	Swedish Kronor	8,058,000	RBS	(24,974)
06/15/11	U.S. Dollars	216,373	Swedish Kronor	1,363,000	RBS	1,302
06/15/11	Swedish Kronor	2,229,000	U.S. Dollars	348,036	RBS	3,683
06/15/11	Swedish Kronor	5,964,000	U.S. Dollars	934,115	RBS	6,959
06/15/11	U.S. Dollars	1,576	Singapore Dollars	2,000	RBS	(11)
06/15/11	Singapore Dollars	154,000	U.S. Dollars	121,461	RBS	733
06/15/11	U.S. Dollars	2,369	Singapore Dollars	3,000	RBS	(12)
06/15/11	U.S. Dollars	784	Singapore Dollars	1,000	RBS	(10)
06/15/11	U.S. Dollars	21,015	Singapore Dollars	27,000	RBS	(408)
06/15/11	Singapore Dollars	17,000	U.S. Dollars	13,441	RBS	48
06/15/11	Singapore Dollars	9,000	U.S. Dollars	7,134	RBS	7
06/15/11	Singapore Dollars	11,000	U.S. Dollars	8,725	RBS	3

						$(418,991)

Please see abbreviation and footnote definitions beginning on page 112.

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6. FEDERAL INCOME TAXES

At March 31, 2011, the aggregate cost of investment securities for federal income tax purposes (excluding foreign currency, securities sold short and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
MyDestination 2005	$56,859,929	$1,911,514	$1,911,520	$(6)
MyDestination 2015	252,392,039	9,917,596	11,153,682	(1,236,086)
MyDestination 2025	246,823,436	13,095,204	14,781,509	(1,686,305)
MyDestination 2035	112,736,963	10,711,122	11,063,728	(352,606)
MyDestination 2045	68,872,614	13,402,031	13,402,367	(336)
Conservative Allocation	250,136,446	18,994,979	18,995,061	(82)
Balanced Allocation	1,068,569,245	86,816,869	86,817,184	(315)
Growth Allocation	814,217,782	57,234,116	59,548,133	(2,314,017)
Aggressive Allocation	734,782,533	45,464,059	53,139,426	(7,675,367)
Conservative Allocation I	72,821,182	348,190	962,416	(614,226)
Balanced Allocation I	375,153,006	(18,524,784)	—	(18,524,784)
Growth Allocation I	257,314,152	(15,557,173)	2,693,176	(18,250,349)
Aggressive Allocation I	182,293,107	(17,834,329)	1,681,165	(19,515,494)
Money Market	1,310,321,790	—	—	—
Low-Duration Bond	881,792,570	(3,691,715)	10,141,746	(13,833,461)
Medium-Duration Bond	1,237,016,655	(10,996,334)	23,256,815	(34,253,149)
Extended-Duration Bond	425,509,223	21,082,145	26,090,860	(5,008,715)
Inflation Protected Bond	138,097,502	3,397,727	4,921,380	(1,523,653)
Global Bond	194,838,147	9,359,129	13,202,667	(3,843,538)
Equity Index	375,180,710	80,145,036	122,881,601	(42,736,565)
Real Estate Securities	167,555,845	21,038,222	21,410,749	(372,527)
Value Equity	1,253,660,747	79,839,781	174,348,339	(94,508,558)
Growth Equity	1,126,518,397	307,731,138	314,420,591	(6,689,453)
Small Cap Equity	599,501,576	103,866,276	110,051,912	(6,185,636)
International Equity	1,348,186,356	152,759,969	186,190,075	(33,430,106)

The differences between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and on investments in PFIC’s.

7. MARKET AND CREDIT RISK

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (market risk) or due to the failure of the other party to a transaction to perform (credit and counterparty risks).

Market Risks — A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

140

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred stocks, or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Market values may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks — A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. The investment advisers minimize counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Low-Duration Bond Fund and the Medium-Duration Bond Fund are parties to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Funds is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or

141

repledged, are presented in the Fund’s portfolio or Statements of Assets and Liabilities. Collateral posted to the Funds which can not be sold or repledged totaled $1,490,000 and $1,410,000 in the Low-Duration Bond Fund and Medium-Duration Bond Fund, respectively, at March 31, 2011. Collateral can be in the form of cash, debt securities, equities or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty.

8. LEHMAN BROTHERS

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Low-Duration Bond, Medium-Duration Bond, Global Bond and Small Cap Equity Funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of other receivables on the Statement of Assets and Liabilities and net changes in unrealized appreciation (depreciation) on the Statement of Operations. A facilitated auction occurred on October 10, 2008, comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values. Claims against Lehman Brothers have been filed on behalf of GuideStone Funds in accordance with the filing requirements.

The Funds’ Sub-Advisers, on behalf of GSCM, have delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers’ counterparties, the Sub-Advisers have terminated the trades, have obtained quotations from brokers for replacement trades and, where deemed appropriate, have re-opened positions with new counterparties.

9. NEW ACCOUNTING PROUNCEMENTS

In January 2010, FASB issued “Improving Disclosures about Fair Value measurements” (the “Standard”). The Standard requires reporting entities to make new disclosures about purchases, sales, issuance and settlements in the reconciliation of assets in which significant unobservable inputs (Level 3) are used in determining fair value. The new disclosure was effective for interim and annual reporting periods beginning after December 15, 2010. The Standard has been adopted by the Funds.

10. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date that the financial statements were available to be issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded or disclosed.

142

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GuideStone Funds

By (Signature and Title)*	/s/ JOHN R. JONES
John R. Jones, President
(principal executive officer)

Date May 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JOHN R. JONES
John R. Jones, President
(principal executive officer)

Date May 19, 2011

By (Signature and Title)*	/s/ JEFFREY P. BILLINGER
Jeffrey P. Billinger, Vice President and Treasurer
(principal financial officer)

Date May 26, 2011

*	Print the name and title of each signing officer under his or her signature.